AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 163.5%
COMMON STOCKS - 88.6%
Australia - 2.2%
AGL Energy Ltd. (2)(a) 31,378 230,668
Ansell Ltd. (2)(a) 5,794 173,211
Aurizon Holdings Ltd. (2)(a) 33,546 99,689
BlueScope Steel Ltd. (2)(a) 24,357 359,432
carsales.com Ltd. (2)(a) 883 12,008
Crown Resorts Ltd. (2)*(a) 7,329 65,697
Evolution Mining Ltd. (2)(a) 4,094 12,755
Fortescue Metals Group Ltd. (2)(a) 15,871 241,884
Harvey Norman Holdings Ltd. (2)(a) 45,137 197,273
JB Hi-Fi Ltd. (2)(a) 7,458 294,349
Newcrest Mining Ltd. (2)(a) 2,071 39,125
Northern Star Resources Ltd. (2)(a) 14,572 105,556
Qube Holdings Ltd. (2)(a) 18,910 43,169
Sonic Healthcare Ltd. (2)(a) 1,696 45,353
Tabcorp Holdings Ltd. (2)(a) 29,182 104,261
Treasury Wine Estates Ltd. (2)(a) 6,956 54,827
Wesfarmers Ltd. (2)(a) 1,375 55,218
Worley Ltd. (2)(a) 22,266 178,355
2,312,830
—
Belgium - 0.9%
Ageas SA/NV (2)(a) 5,729 345,952
Etablissements Franz Colruyt NV
(2)(a) 1,793 106,895
Proximus SADP (2)(a) 11,777 256,243
Solvay SA (2)(a) 2,455 305,539
1,014,629
—
Brazil - 0.4%
Yara International ASA (2) 8,678 452,076
Canada - 4.9%
Alamos Gold, Inc., Class A 7,077 55,301
Atco Ltd., Class I (a) 2,069 68,687
Bank of Montreal (a) 569 50,720
Barrick Gold Corp. (a) 440 8,729
Canadian Tire Corp. Ltd., Class A
(a) 3,106 440,751
CGI, Inc. *(a) 1,526 127,112
CI Financial Corp. (a) 9,884 142,751
Cogeco Communications, Inc. (a) 1,460 137,089
Empire Co. Ltd., Class A (a) 8,102 252,595
Equinox Gold Corp. * 5,249 41,852
Finning International, Inc. 469 11,927
Gibson Energy, Inc. (a) 4,506 79,851
Hydro One Ltd. (a)(b) 4,360 101,549
iA Financial Corp., Inc. 3,591 195,252
IGM Financial, Inc. (a) 1,918 58,454
Imperial Oil Ltd. (a) 5,930 143,637
Intact Financial Corp. (a) 291 35,660
Keyera Corp. (a) 2,465 51,234
Kinross Gold Corp. (a) 47,059 313,427
Loblaw Cos. Ltd. (a) 352 19,663
Magna International, Inc. (a) 4,423 389,542
Manulife Financial Corp. (a) 21,828 469,491
Metro, Inc. (a) 788 35,948
National Bank of Canada (a) 1,788 121,462
Northland Power, Inc. (a) 3,511 127,259
INVESTMENTS SHARES VALUE ($)
Canada - 4.9% (continued)
Pan American Silver Corp. 1,249 37,469
Parkland Corp. (a) 1,828 54,926
Quebecor, Inc., Class B (a) 8,435 226,464
Ritchie Bros Auctioneers, Inc. (a) 897 52,520
Shaw Communications, Inc., Class
B (a) 570 14,823
SSR Mining, Inc. 1,605 22,950
Stantec , Inc. (a) 2,902 124,236
Teck Resources Ltd., Class B (a) 12,480 239,034
TFI International, Inc. (a) 3,445 258,231
Thomson Reuters Corp. (a) 1,651 144,632
TMX Group Ltd. (a) 1,637 170,109
Toromont Industries Ltd. (a) 476 36,434
Tourmaline Oil Corp. (a) 18,557 353,214
Yamana Gold, Inc. 14,643 63,620
5,278,605
—
Chile - 0.0% (c)
Lundin Mining Corp. 4,933 50,755
China - 0.4%
Wilmar International Ltd. (2) 37,000 149,430
Yangzijiang Shipbuilding Holdings
Ltd. (2) 309,000 294,820
444,250
—
Denmark - 0.6%
Carlsberg A/S, Class B (2)(a) 288 44,168
Genmab A/S (2)*(a) 88 28,943
GN Store Nord A/S (2)(a) 146 11,491
Pandora A/S (2)(a) 4,981 532,715
ROCKWOOL International A/S,
Class B (2)(a) 102 42,931
660,248
—
Finland - 0.7%
Kesko OYJ, Class B (2)(a) 13,414 410,232
Orion OYJ, Class B (2) 1,494 59,860
UPM- Kymmene OYJ (2)(a) 1,718 61,741
Valmet OYJ (2) 6,636 241,621
773,454
—
France - 2.4%
Arkema SA (2)(a) 713 86,348
BNP Paribas SA (2)*(a) 1,820 110,891
Carrefour SA (2)(a) 14,317 259,218
Casino Guichard Perrachon SA
(2)*(a) 319 10,627
Cie de Saint-Gobain (2)(a) 8,901 525,618
Cie Generale des Etablissements
Michelin SCA (2)(a) 262 39,240
CNP Assurances (2)(a) 7,855 148,985
Credit Agricole SA (2)(a) 7,874 114,033
Electricite de France SA (2)*(a) 24,457 328,072
Eutelsat Communications SA (2)(a) 10,341 125,800
Faurecia SE (2)(a) 434 23,094
Orange SA (2)(a) 21,255 261,563
Publicis Groupe SA (2)(a) 974 59,397
Rexel SA (2)(a) 9,730 192,597
Rubis SCA (2)(a) 4,402 208,325
Sanofi (2)(a) 186 18,392

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - 2.4% (continued)
Societe BIC SA (2)(a) 904 52,916
Sodexo SA (2)*(a) 203 19,449
2,584,565
—
Germany - 2.2%
Aurubis AG (2) 1,873 155,228
Bayerische Motoren Werke AG (2)
(a) 2,338 242,630
Brenntag SE (2)(a) 2,086 178,205
Deutsche Post AG (Registered) (2)
(a) 10,092 553,655
Freenet AG (2)(a) 846 20,266
Hannover Rueck SE (2)(a) 203 37,069
HeidelbergCement AG (2)(a) 2,734 248,406
HelloFresh SE (2)*(a) 2,453 182,768
Henkel AG & Co. KGaA
(Preference) (2)(a) 3,179 357,427
METRO AG (2)(a) 2,278 24,057
ProSiebenSat.1 Media SE (2)*(a) 13,661 278,986
Software AG (2)(a) 818 34,460
TUI AG (2)*(a) 5,711 28,854
Uniper SE (2)(a) 335 12,135
2,354,146
—
Italy - 1.9%
A2A SpA (2)(a) 111,527 202,991
Assicurazioni Generali SpA (2)(a) 7,067 141,192
Banco BPM SpA (2)*(a) 51,405 146,632
Buzzi Unicem SpA (2)(a) 9,863 256,191
DiaSorin SpA (2)(a) 579 92,898
Hera SpA (2)(a) 49,646 190,367
Italgas SpA (2)(a) 15,213 98,795
Leonardo SpA (2) 23,289 188,400
Poste Italiane SpA (2)(a)(b) 19,741 250,702
Telecom Italia SpA (2)(a) 371,631 201,046
Terna Rete Elettrica Nazionale SpA
(2)(a) 5,587 42,194
Unipol Gruppo SpA (2) 40,783 227,166
2,038,574
—
Ivory Coast - 0.1%
Endeavour Mining Corp. 2,976 59,984
Japan - 16.3%
AEON Financial Service Co. Ltd.
(2)(a) 11,000 147,943
AGC, Inc. (2)(a) 13,900 583,453
Aisin Corp. (2)(a) 3,800 144,728
Alfresa Holdings Corp. (2)(a) 3,500 67,572
Amada Co. Ltd. (2)(a) 2,500 27,919
Asahi Kasei Corp. (2)(a) 1,900 21,933
Astellas Pharma, Inc. (2)(a) 2,000 30,809
Bandai Namco Holdings, Inc. (2)(a) 1,400 100,082
Bridgestone Corp. (2)(a) 3,200 130,096
Brother Industries Ltd. (2)(a) 13,100 290,957
Canon Marketing Japan, Inc. (2) 1,200 26,709
Chiba Bank Ltd. (The) (2)(a) 19,800 129,619
Chubu Electric Power Co., Inc. (2)
(a) 20,300 261,575
Concordia Financial Group Ltd. (2)
(a) 7,000 28,392
INVESTMENTS SHARES VALUE ($)
Japan - 16.3% (continued)
Daiwa Securities Group, Inc. (2)(a) 27,900 144,521
DeNA Co. Ltd. (2)(a) 4,800 93,891
Electric Power Development Co.
Ltd. (2)(a) 17,800 311,499
ENEOS Holdings, Inc. (2)(a) 53,300 241,815
Fujitsu Ltd. (2)(a) 1,300 189,168
Fukuoka Financial Group, Inc. (2)
(a) 4,700 89,178
GungHo Online Entertainment, Inc.
(2)(a) 2,590 51,312
Haseko Corp. (2)(a) 19,000 265,755
Hitachi Ltd. (2)(a) 4,800 217,576
Honda Motor Co. Ltd. (2)(a) 8,300 250,208
Iida Group Holdings Co. Ltd. (2)(a) 8,200 198,692
Isuzu Motors Ltd. (2)(a) 9,100 97,732
ITOCHU Corp. (2)(a) 16,600 538,936
Japan Post Holdings Co. Ltd.
(2)*(a) 48,300 430,461
Japan Post Insurance Co. Ltd. (2)
(a) 18,100 371,822
Kajima Corp. (2)(a) 26,400 375,496
Kamigumi Co. Ltd. (2)(a) 9,100 172,635
Kaneka Corp. (2) 2,900 119,345
Kansai Electric Power Co., Inc.
(The) (2)(a) 13,700 148,533
KDDI Corp. (2)(a) 14,100 434,431
Kinden Corp. (2) 5,700 97,194
Komatsu Ltd. (2)(a) 1,300 40,286
Konami Holdings Corp. (2)(a) 800 47,760
K's Holdings Corp. (2)(a) 3,600 49,557
Kyocera Corp. (2)(a) 600 38,178
Kyushu Electric Power Co., Inc. (2)
(a) 1,900 18,762
Mabuchi Motor Co. Ltd. (2) 4,000 176,349
Marubeni Corp. (2)(a) 26,400 220,495
Mebuki Financial Group, Inc. (2)(a) 5,600 13,214
Medipal Holdings Corp. (2)(a) 8,200 157,616
Mitsubishi Corp. (2)(a) 1,300 36,854
Mitsubishi Electric Corp. (2)(a) 12,900 197,151
Mitsubishi Gas Chemical Co., Inc.
(2)(a) 8,200 201,701
Mitsubishi HC Capital, Inc. (2)(a) 44,300 267,791
Mitsubishi Logistics Corp. (2)(a) 1,600 49,022
Mitsui & Co. Ltd. (2)(a) 9,900 206,616
Mitsui Chemicals, Inc. (2)(a) 10,800 341,796
Mizuho Financial Group, Inc. (2)(a) 15,280 220,955
MS&AD Insurance Group Holdings,
Inc. (2)(a) 11,800 347,109
NGK Insulators Ltd. (2)(a) 1,100 20,188
NGK Spark Plug Co. Ltd. (2)(a) 1,600 27,720
Nippo Corp. (2)(a) 2,100 57,372
Nippon Express Co. Ltd. (2)(a) 3,000 223,776
Nippon Telegraph & Telephone
Corp. (2)(a) 23,400 603,764
Nippon Yusen KK (2)(a) 2,400 82,081
Nomura Holdings, Inc. (2)(a) 87,300 462,555
NS Solutions Corp. (2)(a) 2,100 66,755
Obayashi Corp. (2)(a) 33,900 311,168
Oji Holdings Corp. (2)(a) 41,100 266,492
ORIX Corp. (2)(a) 3,800 64,269

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - 16.3% (continued)
Osaka Gas Co. Ltd. (2)(a) 19,600 382,489
Otsuka Holdings Co. Ltd. (2)(a) 700 29,686
Panasonic Corp. (2)(a) 9,400 121,725
Resona Holdings, Inc. (2)(a) 89,200 374,685
Rohto Pharmaceutical Co. Ltd. (2)
(a) 600 16,044
Sankyo Co. Ltd. (2)(a) 3,000 79,560
Sankyu, Inc. (2)(a) 2,500 109,998
Sega Sammy Holdings, Inc. (2)(a) 3,200 50,017
Seino Holdings Co. Ltd. (2)(a) 5,200 72,559
Sekisui Chemical Co. Ltd. (2)(a) 4,400 84,724
Seven Bank Ltd. (2)(a) 5,300 12,115
Shimizu Corp. (2)(a) 5,200 42,105
Shinsei Bank Ltd. (2)(a) 9,700 156,762
Shizuoka Bank Ltd. (The) (2)(a) 11,700 91,977
Sojitz Corp. (2)(a) 61,700 174,333
Sompo Holdings, Inc. (2)(a) 10,700 409,983
Subaru Corp. (2)(a) 24,800 495,667
Sumitomo Dainippon Pharma Co.
Ltd. (2)(a) 500 8,722
Sumitomo Heavy Industries Ltd.
(2)(a) 4,300 119,562
Sumitomo Mitsui Trust Holdings,
Inc. (2)(a) 3,400 118,624
Sumitomo Rubber Industries Ltd.
(2)(a) 7,200 85,237
Suntory Beverage & Food Ltd. (2)
(a) 1,400 52,207
Suzuken Co. Ltd. (2)(a) 2,300 89,986
T&D Holdings, Inc. (2)(a) 19,100 245,772
Taiheiyo Cement Corp. (2)(a) 8,500 223,970
Taisei Corp. (2)(a) 3,400 131,176
TBS Holdings, Inc. (2)(a) 3,100 60,974
Teijin Ltd. (2)(a) 12,400 213,943
Tohoku Electric Power Co., Inc. (2)
(a) 14,200 134,271
Tokio Marine Holdings, Inc. (2)(a) 1,600 76,146
Tokyo Electric Power Co. Holdings,
Inc. (2)*(a) 22,800 76,216
Tokyo Gas Co. Ltd. (2)(a) 14,700 327,498
Toppan Printing Co. Ltd. (2)(a) 5,800 98,329
Tosoh Corp. (2)(a) 16,000 306,439
Toyoda Gosei Co. Ltd. (2)(a) 3,600 94,906
Toyota Boshoku Corp. (2)(a) 8,000 132,665
Toyota Tsusho Corp. (2)(a) 7,900 332,673
Yamada Holdings Co. Ltd. (2)(a) 1,800 9,728
Yokohama Rubber Co. Ltd. (The)
(2)(a) 11,900 213,773
17,506,585
—
Kyrgyzstan - 0.1%
Centerra Gold, Inc. 13,553 119,925
Luxembourg - 0.4%
APERAM SA (2) 3,591 161,446
Eurofins Scientific SE (2) 2,440 233,216
394,662
—
INVESTMENTS SHARES VALUE ($)
Netherlands - 1.6%
ASR Nederland NV (2) 6,546 292,574
Koninklijke Ahold Delhaize NV (2)
(a) 22,229 620,029
NN Group NV (2)(a) 4,257 207,663
Randstad NV (2)(a) 4,158 291,871
Signify NV (2)*(b) 6,829 351,237
1,763,374
—
Norway - 0.3%
Leroy Seafood Group ASA (2)(a) 9,389 80,247
Norsk Hydro ASA (2)(a) 5,370 34,491
Orkla ASA (2)(a) 3,419 33,530
Salmar ASA (2)(a) 2,321 160,096
308,364
—
Panama - 0.1%
Copa Holdings SA, Class A * 1,984 160,287
Singapore - 0.3%
Genting Singapore Ltd. (2) 62,000 42,479
SATS Ltd. (2)* 10,200 33,037
Venture Corp. Ltd. (2) 13,400 200,095
275,611
—
South Africa - 0.1%
Investec plc (2) 21,116 63,831
Spain - 1.9%
Acciona SA (2)(a) 809 135,939
CaixaBank SA (2)(a) 30,528 94,783
Enagas SA (2)(a) 17,651 384,278
Endesa SA (2)(a) 16,733 443,464
Iberdrola SA (2)(a) 13,023 168,087
Mapfre SA (2) 106,092 221,046
Red Electrica Corp. SA (2)(a) 9,008 159,783
Repsol SA (2)(a) 35,771 443,989
2,051,369
—
Sweden - 1.6%
Axfood AB (2)(a) 6,614 158,105
Boliden AB (2)(a) 1,895 70,311
Electrolux AB, Series B (2)(a) 6,497 180,624
Essity AB, Class B (2)(a) 2,949 93,204
Getinge AB, Class B (2)(a) 10,830 300,779
Holmen AB, Class B (2)(a) 560 24,583
Husqvarna AB, Class B (2)(a) 1,720 24,797
ICA Gruppen AB (2)(a) 5,633 275,462
Securitas AB, Class B (2)(a) 1,304 22,178
Skanska AB, Class B (2)(a) 1,175 29,469
SKF AB, Class B (2)(a) 5,455 155,219
SSAB AB, Class A (2)* 8,454 44,703
Trelleborg AB, Class B (2)*(a) 2,490 63,329
Volvo AB, Class B (2)(a) 8,773 222,176
1,664,939
—
Switzerland - 1.5%
Adecco Group AG (Registered) (2)
(a) 2,947 198,781
BKW AG (2)(a) 157 17,092
Bucher Industries AG (Registered)
(2)(a) 138 70,320

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Switzerland - 1.5% (continued)
Credit Suisse Group AG
(Registered) (2)(a) 2,835 29,993
DKSH Holding AG (2)(a) 1,566 120,243
Geberit AG (Registered) (2)(a) 57 36,277
Roche Holding AG (2)(a) 597 193,394
Sonova Holding AG (Registered)
(2)*(a) 105 27,833
Sulzer AG (Registered) (2) 1,047 117,934
Swatch Group AG (The) (2)(a) 284 81,775
Swiss Life Holding AG (Registered)
(2)(a) 433 212,792
Swisscom AG (Registered) (2)(a) 745 399,705
Tecan Group AG (Registered) (2) 89 39,484
UBS Group AG (Registered) (2)(a) 5,465 84,552
1,630,175
—
United Kingdom - 3.7%
ASOS plc (2)*(a) 4,033 307,636
Aviva plc (2)(a) 103,352 582,564
boohoo Group plc (2)*(a) 84,881 397,448
Britvic plc (2)(a) 5,019 57,785
BT Group plc (2)*(a) 162,438 346,531
Centrica plc (2)* 55,320 41,299
DCC plc (2)(a) 284 24,634
Direct Line Insurance Group plc (2) 6,368 27,489
DS Smith plc (2)*(a) 31,521 177,125
Entain plc (2)*(a) 5,193 108,600
Hays plc (2)*(a) 32,673 67,319
Howden Joinery Group plc (2)*(a) 13,817 139,616
Inchcape plc (2)*(a) 6,503 67,469
John Wood Group plc (2)*(a) 23,847 88,908
Kingfisher plc (2)*(a) 24,750 108,480
M&G plc (2)(a) 108,146 309,045
Man Group plc (2)(a) 16,121 35,774
Marks & Spencer Group plc (2)*(a) 133,873 278,266
Mondi plc (2)(a) 1,052 26,819
Moneysupermarket.com Group plc
(2)(a) 18,109 66,578
National Grid plc (2)(a) 12,232 145,201
Royal Mail plc (2)*(a) 47,938 333,637
Spectris plc (2)(a) 1,066 48,898
Tate & Lyle plc (2)(a) 7,656 80,769
Vodafone Group plc (2) 53,398 97,375
3,965,265
—
United States - 44.0%
A O Smith Corp. (a)(d) 162 10,953
AbbVie, Inc. (d) 2,516 272,282
ABIOMED, Inc. *(d) 50 15,937
Accenture plc, Class A (a) 74 20,443
Activision Blizzard, Inc. (a) 1,534 142,662
Acuity Brands, Inc. 1,094 180,510
Adtalem Global Education, Inc. *(a) 2,685 106,165
AGCO Corp. (a) 589 84,610
Agilent Technologies, Inc. (d) 775 98,534
Air Lease Corp. (d) 1,110 54,390
Akamai Technologies, Inc. *(d) 1,368 139,399
Alaska Air Group, Inc. *(d) 1,806 124,993
Alkermes plc * 4,528 84,583
Alliance Data Systems Corp. (a) 2,304 258,255
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
Allstate Corp. (The) (a) 2,295 263,696
AMC Networks, Inc., Class A *(d) 3,428 182,232
Amdocs Ltd. (a) 1,539 107,961
AMERCO (a) 40 24,504
Ameriprise Financial, Inc. (a)(d) 664 154,347
Amgen, Inc. (d) 1,137 282,897
ANSYS, Inc. *(a)(d) 553 187,777
Anthem, Inc. (a) 694 249,111
Applied Materials, Inc. (a) 1,028 137,341
Aramark (d) 2,191 82,776
Archer-Daniels-Midland Co. (d) 835 47,595
Arrow Electronics, Inc. *(d) 4,530 502,014
Aspen Technology, Inc. *(d) 1,000 144,330
Associated Banc-Corp. (d) 7,113 151,791
Assured Guaranty Ltd. 722 30,526
AutoNation, Inc. *(a) 3,623 337,736
Avient Corp. 3,212 151,831
Bank of New York Mellon Corp.
(The) (a) 1,432 67,719
Baxter International, Inc. (d) 258 21,760
Berry Global Group, Inc. *(a) 3,537 217,172
Best Buy Co., Inc. (a) 2,687 308,494
Biogen, Inc. *(a) 591 165,332
Bio-Rad Laboratories, Inc., Class
A *(d) 509 290,726
Bio- Techne Corp. (d) 442 168,813
BJ's Wholesale Club Holdings, Inc.
*(a)(d) 3,093 138,752
Booking Holdings, Inc. *(d) 9 20,969
Booz Allen Hamilton Holding Corp.
(d) 2,614 210,505
BorgWarner, Inc. (a)(d) 3,172 147,054
Boston Beer Co., Inc. (The), Class
A *(d) 183 220,749
Boyd Gaming Corp. *(d) 2,777 163,732
Brighthouse Financial, Inc. * 187 8,275
Bristol-Myers Squibb Co. (a) 3,690 232,950
BRP, Inc. (a) 2,970 257,532
Brunswick Corp. (a) 4,073 388,442
Cabot Oil & Gas Corp. (d) 4,108 77,148
CACI International, Inc., Class A
*(a) 1,125 277,493
Cadence Design Systems, Inc. *(a) 1,605 219,869
Cardinal Health, Inc. (a)(d) 1,152 69,984
Carlisle Cos., Inc. (d) 467 76,859
Carter's, Inc. *(a) 1,622 144,244
Casey's General Stores, Inc. (a)(d) 802 173,384
Cathay General Bancorp (a) 1,339 54,604
CDW Corp. (d) 1,404 232,713
Cerner Corp. (d) 3,406 244,823
CH Robinson Worldwide, Inc. (d) 990 94,476
Charles River Laboratories
International, Inc. *(a)(d) 1,720 498,507
Chemed Corp. (a) 243 111,736
Ciena Corp. *(d) 2,162 118,305
Cigna Corp. (d) 322 77,840
Cirrus Logic, Inc. *(a)(d) 3,272 277,433
Citizens Financial Group, Inc. (d) 925 40,839
Citrix Systems, Inc. (a)(d) 532 74,672
Clorox Co. (The) (d) 1,786 344,484

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
CNX Resources Corp. *(d) 3,613 53,111
Cognizant Technology Solutions
Corp., Class A (a) 627 48,981
Colgate-Palmolive Co. (a) 113 8,908
Columbia Sportswear Co. (d) 1,799 190,028
Comerica, Inc. (d) 238 17,074
Commercial Metals Co. (d) 11,408 351,823
Concentrix Corp. *(a) 234 35,034
Cooper Cos., Inc. (The) (d) 236 90,645
Costco Wholesale Corp. (a) 98 34,543
Cracker Barrel Old Country Store,
Inc. (d) 1,102 190,514
Cummins, Inc. (d) 1,776 460,178
Curtiss-Wright Corp. (d) 1,084 128,562
CVS Health Corp. (d) 1,004 75,531
Dana, Inc. (a)(d) 5,821 141,625
Danaher Corp. (a) 870 195,820
Deckers Outdoor Corp. *(a)(d) 1,861 614,911
Dick's Sporting Goods, Inc. (d) 4,292 326,836
DISH Network Corp., Class A *(d) 645 23,349
Dollar General Corp. (a) 1,061 214,980
Domtar Corp. 4,175 154,266
Eagle Materials, Inc. 283 38,038
East West Bancorp, Inc. (a) 555 40,959
Eastman Chemical Co. (a)(d) 1,465 161,326
Eaton Corp. plc (a) 1,489 205,899
eBay, Inc. (d) 4,376 267,986
EchoStar Corp., Class A *(d) 977 23,448
Electronic Arts, Inc. (a) 2,545 344,517
EMCOR Group, Inc. 1,373 153,996
Emergent BioSolutions , Inc. *(d) 1,074 99,785
Emerson Electric Co. (d) 794 71,635
EnerSys (d) 413 37,500
EOG Resources, Inc. (d) 1,313 95,232
EPAM Systems, Inc. *(a)(d) 367 145,585
EQT Corp. *(d) 1,946 36,157
Equitrans Midstream Corp. (a)(d) 7,501 61,208
Estee Lauder Cos., Inc. (The),
Class A (d) 759 220,755
Everest Re Group Ltd. (a) 428 106,063
Expeditors International of
Washington, Inc. (a) 3,076 331,254
Extended Stay America, Inc. (a) 10,081 199,100
F5 Networks, Inc. *(a) 602 125,589
Facebook, Inc., Class A *(a) 2,255 664,164
Fair Isaac Corp. *(a)(d) 541 262,953
Federated Hermes, Inc., Class B
(a) 5,966 186,736
FedEx Corp. (a) 327 92,881
Fifth Third Bancorp (d) 1,980 74,151
First American Financial Corp. 202 11,443
First Hawaiian, Inc. (a) 922 25,235
First Solar, Inc. *(d) 338 29,507
Flowers Foods, Inc. (d) 1,638 38,984
FNB Corp. (d) 10,949 139,052
Foot Locker, Inc. (a) 4,653 261,731
Fortinet, Inc. *(a) 869 160,261
Fortune Brands Home & Security,
Inc. (d) 1,222 117,092
Fulton Financial Corp. (a) 2,749 46,815
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
General Dynamics Corp. (d) 276 50,111
General Mills, Inc. (a)(d) 1,302 79,839
General Motors Co. *(a) 3,302 189,733
Gilead Sciences, Inc. (a) 1,317 85,118
Globus Medical, Inc., Class A *(a)
(d) 2,412 148,748
GrafTech International Ltd. 6,778 82,895
Graham Holdings Co., Class B (a) 206 115,863
Greif, Inc., Class A (d) 2,363 134,691
H&R Block, Inc. (d) 5,130 111,834
Hanesbrands, Inc. (d) 3,708 72,936
Hartford Financial Services Group,
Inc. (The) (a) 1,937 129,372
HCA Healthcare, Inc. (a)(d) 532 100,197
Helen of Troy Ltd. *(d) 438 92,269
Herman Miller, Inc. (a) 5,319 218,877
Hexcel Corp. *(d) 2,416 135,296
Hill-Rom Holdings, Inc. (a) 1,554 171,686
HollyFrontier Corp. (a)(d) 904 32,345
Hologic , Inc. *(a) 384 28,562
Horizon Therapeutics plc *(a)(d) 1,590 146,344
Howmet Aerospace, Inc. *(a) 7,692 247,144
HP, Inc. (d) 14,984 475,741
Hubbell, Inc. (d) 576 107,649
Humana, Inc. (a) 224 93,912
Huntington Ingalls Industries, Inc.
(a) 909 187,118
Huntsman Corp. 2,896 83,492
IAC/InterActiveCorp *(a)(d) 649 140,385
Ingredion, Inc. (a) 1,330 119,594
Intel Corp. (a) 3,408 218,112
Interpublic Group of Cos., Inc.
(The) (d) 2,347 68,532
Intuit, Inc. (a) 63 24,133
IQVIA Holdings, Inc. *(d) 1,121 216,510
ITT, Inc. (a) 2,012 182,911
J M Smucker Co. (The) (d) 1,367 172,967
J2 Global, Inc. *(d) 2,502 299,890
Jabil, Inc. (a) 6,559 342,117
Jack in the Box, Inc. (d) 1,727 189,590
Jazz Pharmaceuticals plc *(a) 1,788 293,894
JetBlue Airways Corp. *(d) 8,917 181,372
Johnson Controls International plc
(a) 682 40,695
Juniper Networks, Inc. (d) 1,348 34,145
KB Home (a) 5,162 240,188
KBR, Inc. (a) 1,576 60,503
Keysight Technologies, Inc. *(d) 895 128,343
KLA Corp. (a) 481 158,922
Knight-Swift Transportation
Holdings, Inc. (a) 1,529 73,530
Kohl's Corp. (d) 5,053 301,209
Kroger Co. (The) (d) 10,796 388,548
L3Harris Technologies, Inc. (d) 100 20,268
Laboratory Corp. of America
Holdings *(a) 652 166,280
Lear Corp. (d) 605 109,656
Lithia Motors, Inc., Class A (a) 208 81,139
LKQ Corp. *(a) 4,138 175,162

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
LyondellBasell Industries NV, Class
A (a) 1,259 130,999
M&T Bank Corp. (d) 424 64,283
Macquarie Infrastructure Corp. (a) 1,274 40,526
Manhattan Associates, Inc. *(a) 1,480 173,722
ManpowerGroup , Inc. (a) 2,756 272,568
Marathon Oil Corp. (a) 13,347 142,546
Marriott Vacations Worldwide Corp.
*(a) 1,209 210,584
Masimo Corp. *(d) 293 67,290
MasTec , Inc. *(d) 2,157 202,111
Match Group, Inc. *(a) 1,011 138,891
MAXIMUS, Inc. (a) 1,980 176,299
MDU Resources Group, Inc. (a) 8,283 261,826
Medpace Holdings, Inc. *(d) 344 56,433
Medtronic plc (d) 882 104,191
Merck & Co., Inc. (a) 4,753 366,409
Micron Technology, Inc. *(a) 2,194 193,533
Minerals Technologies, Inc. 1,346 101,381
MKS Instruments, Inc. (a)(d) 1,735 321,704
Mohawk Industries, Inc. *(a) 2,006 385,774
Molina Healthcare, Inc. *(d) 761 177,891
Molson Coors Beverage Co., Class
B *(a) 3,671 187,772
MSA Safety, Inc. (d) 202 30,304
MSC Industrial Direct Co., Inc.,
Class A (a)(d) 588 53,032
Murphy USA, Inc. (a) 2,685 388,144
Navient Corp. (d) 4,433 63,436
NCR Corp. *(a) 4,339 164,665
NewMarket Corp. (a) 29 11,025
Newmont Corp. (d) 581 35,017
NortonLifeLock , Inc. (d) 3,279 69,712
Nu Skin Enterprises, Inc., Class
A (d) 5,129 271,273
Nuance Communications, Inc. *(d) 1,367 59,656
Nucor Corp. (d) 1,373 110,211
Old Republic International Corp. (d) 3,133 68,425
Omnicom Group, Inc. (d) 834 61,841
Oracle Corp. (d) 1,653 115,991
Oshkosh Corp. (a) 1,130 134,086
PACCAR, Inc. (d) 534 49,619
Packaging Corp. of America (d) 1,964 264,119
Papa John's International, Inc. (a) 1,671 148,117
Penske Automotive Group, Inc. (a) 3,303 265,033
PerkinElmer, Inc. (a) 280 35,921
Perrigo Co. plc 437 17,685
Pilgrim's Pride Corp. *(a) 4,621 109,934
Polaris, Inc. (a) 181 24,164
Popular, Inc. 5,592 393,229
PRA Health Sciences, Inc. *(a) 880 134,930
Procter & Gamble Co. (The) (a) 204 27,628
PulteGroup, Inc. (a) 2,953 154,855
PVH Corp. *(a) 325 34,353
Qorvo , Inc. *(a) 1,125 205,538
QUALCOMM, Inc. (d) 292 38,716
Quanta Services, Inc. (a)(d) 3,422 301,068
Quest Diagnostics, Inc. (d) 368 47,229
Qurate Retail, Inc., Series A (a) 31,652 372,228
Ralph Lauren Corp. *(a)(d) 895 110,228
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
Regal Beloit Corp. 2,970 423,759
Regeneron Pharmaceuticals, Inc.
*(d) 381 180,266
Regions Financial Corp. (d) 604 12,479
Reliance Steel & Aluminum Co. (a) 1,225 186,555
Royal Gold, Inc. (d) 701 75,442
Santander Consumer USA
Holdings, Inc. (a) 4,872 131,836
Schneider National, Inc., Class B
(d) 5,913 147,648
Science Applications International
Corp. (d) 1,179 98,553
Seagate Technology plc (d) 1,831 140,529
Silgan Holdings, Inc. (a) 6,049 254,239
Skechers USA, Inc., Class A *(d) 4,402 183,607
Skyworks Solutions, Inc. (d) 1,752 321,457
Snap-on, Inc. (d) 1,153 266,043
Sonoco Products Co. (d) 806 51,020
Spectrum Brands Holdings, Inc. (a) 2,563 217,855
Sprouts Farmers Market, Inc. *(a) 11,095 295,349
SS&C Technologies Holdings, Inc.
(a) 611 42,691
Steel Dynamics, Inc. (a) 8,016 406,892
Stellantis NV (a) 12,589 222,628
STERIS plc (d) 1,247 237,529
Stifel Financial Corp. (a)(d) 2,087 133,693
Strategic Education, Inc. (a) 417 38,326
Stryker Corp. (d) 159 38,729
Synaptics , Inc. *(a) 1,595 215,995
Syneos Health, Inc. *(a)(d) 974 73,878
SYNNEX Corp. (a) 4,439 509,774
Synopsys, Inc. *(a) 1,051 260,417
Synovus Financial Corp. (a)(d) 2,718 124,349
Tapestry, Inc. *(d) 2,307 95,071
Target Corp. (a)(d) 2,491 493,391
TEGNA, Inc. (a)(d) 15,476 291,413
Teledyne Technologies, Inc. *(d) 295 122,027
Telephone and Data Systems, Inc.
(a) 2,863 65,734
Teradyne, Inc. (a) 1,698 206,613
Terex Corp. 272 12,531
Texas Roadhouse, Inc. *(a)(d) 2,299 220,566
Textron, Inc. (a)(d) 4,567 256,117
Thermo Fisher Scientific, Inc. (a)(d) 572 261,049
Thor Industries, Inc. (a) 2,032 273,792
Timken Co. (The) 2,191 177,843
Tri Pointe Homes, Inc. *(a) 12,617 256,882
Tyson Foods, Inc., Class A (d) 2,353 174,828
United Rentals, Inc. *(d) 361 118,881
United Therapeutics Corp. *(a) 3,280 548,645
Universal Health Services, Inc.,
Class B (a)(d) 1,160 154,732
Unum Group 9,575 266,472
Urban Outfitters, Inc. *(d) 4,379 162,855
US Foods Holding Corp. *(d) 1,219 46,468
Valero Energy Corp. (a) 211 15,108
VeriSign, Inc. *(a) 605 120,250
Viatris , Inc. *(a) 6,704 93,655
Virtu Financial, Inc., Class A (a) 713 22,139
Vishay Intertechnology , Inc. (d) 1,698 40,888

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 44.0% (continued)
VMware, Inc., Class A *(d) 253 38,064
Werner Enterprises, Inc. (d) 3,941 185,897
West Pharmaceutical Services,
Inc. (a) 540 152,161
Western Alliance Bancorp (a)(d) 456 43,065
Westrock Co. (a) 4,326 225,168
Whirlpool Corp. (d) 373 82,191
Williams-Sonoma, Inc. (a)(d) 1,943 348,186
Wintrust Financial Corp. (a) 880 66,704
World Fuel Services Corp. (a) 6,587 231,862
World Wrestling Entertainment,
Inc., Class A (a) 1,038 56,322
Worthington Industries, Inc. 1,321 88,626
Xerox Holdings Corp. (a)(d) 10,774 261,485
Yelp, Inc. *(d) 8,085 315,315
Zebra Technologies Corp., Class
A *(d) 184 89,273
Zimmer Biomet Holdings, Inc. (a) 125 20,010
Zoetis, Inc. (a) 781 122,992
47,119,647
—
Zambia - 0.0% (c)
First Quantum Minerals Ltd. 940 17,914
TOTAL COMMON STOCKS
(Cost $62,532,091) 95,066,064
PREFERRED STOCKS - 0.2%
United States - 0.2%
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $125,034) 1,728 175,651
SHORT-TERM INVESTMENTS - 74.7%
INVESTMENT COMPANIES - 50.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (e)(f) 1,434,473 1,434,473
Limited Purpose Cash Investment
Fund, 0.01% (e) 52,469,614 52,453,873
TOTAL INVESTMENT COMPANIES
(Cost $53,886,439) 53,888,346
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 24.5%
U.S. Treasury Bills
0.11%, 4/1/2021 (2)(g) $ 3,595,000 3,595,000
0.06%, 8/19/2021 (2)(g) 6,425,000 6,424,400
0.05%, 8/26/2021 (2)(g)(h) 11,370,000 11,368,898
0.04%, 9/23/2021 (2)(g) 1,308,000 1,307,803
0.04%, 9/30/2021 (2)(g) 3,595,000 3,594,273
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $26,288,430) 26,290,374
TOTAL SHORT-TERM INVESTMENTS
(Cost $80,174,869) 80,178,720
TOTAL LONG POSITIONS
(Cost $142,831,994) 175,420,435
INVESTMENTS SHARES VALUE ($)
SHORT POSITIONS - (75.0)%
COMMON STOCKS - (75.0)%
Argentina - (0.1)%
MercadoLibre , Inc. * (69) (101,578)
Australia - (2.1)%
Afterpay Ltd. (2)* (2,555) (199,556)
AMP Ltd. (2) (18,460) (17,798)
APA Group (2) (31,663) (241,764)
Atlas Arteria Ltd. (2) (20,949) (95,062)
Boral Ltd. (2)* (8,523) (35,687)
Challenger Ltd. (2) (34,602) (168,597)
Glencore plc (2)* (29,523) (115,919)
Insurance Australia Group Ltd. (2) (78,066) (278,097)
Medibank Pvt Ltd. (2) (47,716) (101,706)
Oil Search Ltd. (2) (60,312) (188,571)
Qantas Airways Ltd. (2)* (6,723) (26,093)
QBE Insurance Group Ltd. (2) (61,979) (453,905)
Ramsay Health Care Ltd. (2) (180) (9,194)
Seven Group Holdings Ltd. (2) (3,300) (56,680)
Suncorp Group Ltd. (2) (3,773) (28,426)
Transurban Group (2) (12,874) (130,880)
WiseTech Global Ltd. (2) (3,318) (73,832)
(2,221,767)
—
Austria - 0.0% (c)
ams AG (2)* (2,258) (44,958)
Belgium - (0.6)%
Anheuser-Busch InBev SA/NV (2) (6,227) (391,446)
Elia Group SA/NV (2) (121) (13,326)
Galapagos NV (2)* (1,757) (135,578)
Telenet Group Holding NV (2) (1,454) (58,938)
(599,288)
—
Brazil - 0.0% (c)
Wheaton Precious Metals Corp. (1,024) (39,112)
Canada - (4.1)%
Air Canada * (16,278) (338,719)
Algonquin Power & Utilities Corp. (17,936) (284,162)
AltaGas Ltd. (4,369) (72,799)
Ballard Power Systems, Inc. * (2,031) (49,535)
BlackBerry Ltd. * (5,360) (44,955)
Boralex , Inc., Class A (1,435) (45,127)
Brookfield Asset Management, Inc.,
Class A (6,983) (310,614)
CAE, Inc. * (5,186) (147,776)
Cameco Corp. (12,087) (200,440)
Canada Goose Holdings, Inc. * (4,818) (189,124)
Canadian Utilities Ltd., Class A (1,879) (50,448)
Canopy Growth Corp. * (3,714) (119,278)
CCL Industries, Inc., Class B (1,527) (84,473)
Cenovus Energy, Inc. (22,890) (171,944)
Element Fleet Management Corp. (10,504) (114,928)
Emera , Inc. (4,358) (193,955)
Enbridge, Inc. (4,932) (179,667)
Gildan Activewear , Inc. * (5,202) (159,202)
Innergex Renewable Energy, Inc. (7,347) (128,442)
Inter Pipeline Ltd. (16,482) (235,682)
Lightspeed POS, Inc. * (2,257) (141,936)
Methanex Corp. (3,834) (141,468)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Canada - (4.1)% (continued)
Onex Corp. (571) (35,513)
PrairieSky Royalty Ltd. (5,430) (58,547)
Restaurant Brands International,
Inc. (3,132) (203,691)
Shopify, Inc., Class A * (145) (160,084)
SNC-Lavalin Group, Inc. (6,990) (149,623)
Suncor Energy, Inc. (11,707) (244,723)
TC Energy Corp. (3,196) (146,512)
(4,403,367)
—
Colombia - (0.1)%
Millicom International Cellular SA,
SDR (2)* (2,830) (108,892)
Denmark - (0.6)%
Ambu A/S, Class B (2) (2,962) (139,103)
ISS A/S (2)* (5,490) (102,318)
Orsted A/S (2)(b) (1,468) (237,031)
SimCorp A/S (2) (77) (9,534)
Tryg A/S (2) (1,918) (45,205)
Vestas Wind Systems A/S (2) (659) (135,943)
(669,134)
—
Faroe Islands - 0.0% (c)
Bakkafrost P/F (2) (387) (30,743)
Finland - 0.0% (c)
Sampo OYJ, Class A (2) (451) (20,336)
France - (2.7)%
Accor SA (2)* (5,902) (222,363)
Adevinta ASA (2)* (7,512) (110,685)
Aeroports de Paris (2)* (1,198) (142,920)
Airbus SE (2)* (4,154) (471,135)
Cie Plastic Omnium SA (2) (2,268) (83,002)
Edenred (2) (4,363) (227,809)
Getlink SE (2) (9,025) (138,349)
Iliad SA (2) (548) (104,094)
Imerys SA (2) (1,144) (55,638)
Orpea SA (2) (1,925) (222,912)
Remy Cointreau SA (2) (839) (154,964)
Renault SA (2)* (3,589) (155,195)
Safran SA (2) (2,021) (274,912)
SEB SA (2) (235) (41,400)
Ubisoft Entertainment SA (2)* (638) (48,492)
Valeo SA (2) (8,142) (276,236)
Vinci SA (2) (1,383) (141,649)
(2,871,755)
—
Germany - (1.7)%
adidas AG (2)* (317) (99,028)
Carl Zeiss Meditec AG (2) (332) (50,044)
Commerzbank AG (2)* (21,201) (130,102)
CTS Eventim AG & Co. KGaA (2)* (2,300) (133,567)
Delivery Hero SE (2)*(b) (193) (25,016)
Deutsche Bank AG (Registered)
(2)* (7,317) (87,519)
Fraport AG Frankfurt Airport
Services Worldwide (2)* (162) (9,843)
Infineon Technologies AG (2) (3,566) (151,725)
Just Eat Takeaway.com NV (2)*(b) (1,353) (124,497)
MorphoSys AG (2)* (159) (13,850)
INVESTMENTS SHARES VALUE ($)
Germany - (1.7)% (continued)
MTU Aero Engines AG (2) (949) (223,553)
Nemetschek SE (2) (146) (9,320)
SAP SE (2) (1,091) (133,818)
Sartorius AG (Preference) (2) (269) (134,112)
Telefonica Deutschland Holding
AG (2) (49,225) (144,400)
thyssenkrupp AG (2)* (17,852) (238,431)
United Internet AG (Registered) (2) (2,780) (111,606)
Zalando SE (2)*(b) (324) (31,748)
(1,852,179)
—
Italy - (0.7)%
Amplifon SpA (2) (344) (12,800)
Atlantia SpA (2)* (13,143) (245,961)
Eni SpA (2) (860) (10,597)
Freni Brembo SpA (2)* (6,887) (85,727)
Nexi SpA (2)*(b) (9,087) (158,543)
Pirelli & C SpA (2)*(b) (33,309) (195,273)
Salvatore Ferragamo SpA (2)* (914) (17,523)
UniCredit SpA (2)* (4,315) (45,579)
(772,003)
—
Japan - (16.1)%
Acom Co. Ltd. (2) (7,900) (36,796)
Advantest Corp. (2) (200) (17,566)
Aeon Co. Ltd. (2) (3,800) (113,506)
ANA Holdings, Inc. (2)* (7,500) (174,510)
Asahi Intecc Co. Ltd. (2) (7,100) (195,979)
Asics Corp. (2) (8,800) (140,723)
Azbil Corp. (2) (900) (38,803)
Benefit One, Inc. (2) (1,300) (34,606)
Capcom Co. Ltd. (2) (2,800) (91,087)
Casio Computer Co. Ltd. (2) (3,200) (60,472)
Chugai Pharmaceutical Co. Ltd. (2) (4,200) (170,662)
Coca-Cola Bottlers Japan Holdings,
Inc. (2) (8,600) (150,089)
Cosmos Pharmaceutical Corp. (2) (400) (62,399)
CyberAgent , Inc. (2) (15,600) (281,588)
Daifuku Co. Ltd. (2) (800) (78,615)
Daiichi Sankyo Co. Ltd. (2) (5,900) (172,137)
Daikin Industries Ltd. (2) (1,000) (202,159)
Denso Corp. (2) (1,300) (86,663)
Dentsu Group, Inc. (2) (4,900) (157,734)
East Japan Railway Co. (2) (3,300) (234,654)
Eisai Co. Ltd. (2) (2,200) (147,871)
Fancl Corp. (2) (800) (27,038)
FANUC Corp. (2) (500) (120,204)
Fast Retailing Co. Ltd. (2) (200) (159,876)
Food & Life Cos. Ltd. (2) (1,500) (66,504)
Freee KK (2)* (400) (34,174)
Fuji Electric Co. Ltd. (2) (1,000) (41,841)
GMO internet, Inc. (2) (4,700) (135,179)
GMO Payment Gateway, Inc. (2) (800) (106,302)
Goldwin, Inc. (2) (400) (25,665)
Hankyu Hanshin Holdings, Inc. (2) (300) (9,626)
Harmonic Drive Systems, Inc. (2) (2,800) (189,836)
Hisamitsu Pharmaceutical Co., Inc.
(2) (200) (13,050)
Hitachi Metals Ltd. (2) (10,100) (166,720)
Ibiden Co. Ltd. (2) (1,800) (83,164)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Japan - (16.1)% (continued)
IHI Corp. (2) (5,600) (113,937)
Isetan Mitsukoshi Holdings Ltd. (2) (41,700) (294,194)
Izumi Co. Ltd. (2) (1,500) (58,902)
Japan Airlines Co. Ltd. (2)* (2,900) (64,948)
Japan Airport Terminal Co. Ltd. (2) (4,700) (231,804)
JCR Pharmaceuticals Co. Ltd. (2) (1,400) (45,378)
JFE Holdings, Inc. (2) (12,900) (159,161)
JGC Holdings Corp. (2) (4,500) (55,318)
Justsystems Corp. (2) (600) (32,950)
Kansai Paint Co. Ltd. (2) (900) (24,074)
Kawasaki Heavy Industries Ltd. (2)* (1,300) (32,224)
Keihan Holdings Co. Ltd. (2) (2,600) (108,238)
Keikyu Corp. (2) (7,700) (116,424)
Keio Corp. (2) (4,600) (309,708)
Keisei Electric Railway Co. Ltd. (2) (3,800) (124,416)
Keyence Corp. (2) (200) (91,151)
Kikkoman Corp. (2) (1,300) (77,525)
Kintetsu Group Holdings Co. Ltd.
(2)* (4,100) (156,559)
Kobe Bussan Co. Ltd. (2) (12,000) (321,747)
Koei Tecmo Holdings Co. Ltd. (2) (1,950) (87,790)
Koito Manufacturing Co. Ltd. (2) (600) (40,369)
Kose Corp. (2) (2,500) (354,324)
Kusuri no Aoki Holdings Co. Ltd. (2) (1,600) (122,538)
Lasertec Corp. (2) (2,600) (343,360)
Mani, Inc. (2) (400) (10,068)
Marui Group Co. Ltd. (2) (8,700) (163,975)
Mazda Motor Corp. (2) (13,100) (107,333)
Mercari , Inc. (2)* (4,500) (205,444)
MINEBEA MITSUMI, Inc. (2) (2,700) (69,299)
MISUMI Group, Inc. (2) (2,300) (66,998)
Mitsubishi Motors Corp. (2)* (119,900) (342,832)
Miura Co. Ltd. (2) (400) (21,643)
MonotaRO Co. Ltd. (2) (12,800) (347,243)
NET One Systems Co. Ltd. (2) (2,400) (76,891)
Nexon Co. Ltd. (2) (1,500) (48,672)
Nihon M&A Center, Inc. (2) (15,200) (412,278)
Nikon Corp. (2) (12,100) (113,684)
Nippon Paint Holdings Co. Ltd. (2) (23,000) (332,205)
Nippon Sanso Holdings Corp. (2) (4,400) (83,892)
Nippon Steel Corp. (2) (700) (11,947)
Nissan Motor Co. Ltd. (2)* (4,700) (26,257)
Nisshin Seifun Group, Inc. (2) (600) (10,026)
Nomura Research Institute Ltd. (2) (500) (15,534)
Obic Co. Ltd. (2) (400) (73,397)
Odakyu Electric Railway Co. Ltd.
(2) (10,500) (287,302)
Olympus Corp. (2) (4,400) (91,273)
Oracle Corp. Japan (2) (200) (19,579)
Oriental Land Co. Ltd. (2) (2,600) (391,251)
Pan Pacific International Holdings
Corp. (2) (2,100) (49,569)
Park24 Co. Ltd. (2) (20,800) (390,391)
PeptiDream , Inc. (2)* (6,100) (279,434)
Persol Holdings Co. Ltd. (2) (8,100) (159,217)
Pigeon Corp. (2) (9,200) (348,856)
Pola Orbis Holdings, Inc. (2) (7,900) (190,529)
Rakuten Group, Inc. (2) (25,700) (307,034)
Recruit Holdings Co. Ltd. (2) (1,000) (49,106)
Renesas Electronics Corp. (2)* (9,300) (101,824)
INVESTMENTS SHARES VALUE ($)
Japan - (16.1)% (continued)
Ryohin Keikaku Co. Ltd. (2) (14,200) (337,055)
SCREEN Holdings Co. Ltd. (2) (200) (17,707)
Seibu Holdings, Inc. (2) (19,200) (212,033)
SG Holdings Co. Ltd. (2) (5,800) (133,164)
Sharp Corp. (2) (10,000) (173,148)
Shin-Etsu Chemical Co. Ltd. (2) (200) (33,880)
Shiseido Co. Ltd. (2) (6,100) (410,251)
Showa Denko KK (2) (12,000) (342,009)
SUMCO Corp. (2) (4,300) (98,545)
Sumitomo Metal Mining Co. Ltd. (2) (900) (39,002)
Sundrug Co. Ltd. (2) (1,000) (36,637)
Taiyo Yuden Co. Ltd. (2) (3,500) (165,294)
Takara Bio, Inc. (2) (5,700) (153,033)
Takeda Pharmaceutical Co. Ltd. (2) (2,900) (105,711)
THK Co. Ltd. (2) (3,700) (128,372)
Tobu Railway Co. Ltd. (2) (600) (16,161)
Toho Co. Ltd. (2) (300) (12,189)
Toho Gas Co. Ltd. (2) (500) (30,854)
Tokyo Century Corp. (2) (1,300) (87,593)
Tokyo Electron Ltd. (2) (100) (43,463)
Tokyu Corp. (2) (4,400) (58,679)
Toshiba Corp. (2) (3,300) (111,696)
TOTO Ltd. (2) (4,000) (246,184)
Tsuruha Holdings, Inc. (2) (200) (25,808)
USS Co. Ltd. (2) (2,100) (41,188)
Welcia Holdings Co. Ltd. (2) (3,100) (106,360)
West Japan Railway Co. (2) (10,800) (599,248)
Yakult Honsha Co. Ltd. (2) (7,900) (399,726)
Yamato Holdings Co. Ltd. (2) (3,200) (87,876)
Yaskawa Electric Corp. (2) (6,600) (329,751)
Yokogawa Electric Corp. (2) (7,100) (131,157)
Z Holdings Corp. (2) (22,900) (114,230)
(17,227,824)
—
Netherlands - (1.1)%
ABN AMRO Bank NV, CVA (2)(b) (13,006) (157,892)
Adyen NV (2)*(b) (192) (428,430)
Aegon NV (2) (5,394) (25,628)
Akzo Nobel NV (2) (184) (20,543)
Argenx SE (2)* (647) (177,908)
ASM International NV (2) (35) (10,148)
Boskalis Westminster (2)* (2,577) (82,792)
IMCD NV (2) (664) (92,051)
Koninklijke Vopak NV (2) (295) (14,678)
OCI NV (2)* (4,860) (104,816)
Royal Dutch Shell plc, Class A (2) (2,063) (40,103)
SBM Offshore NV (2) (2,712) (49,608)
(1,204,597)
—
New Zealand - 0.0% (c)
Xero Ltd. (2)* (133) (12,873)
Norway - (0.1)%
Mowi ASA (2) (1,800) (44,706)
Schibsted ASA, Class A (2)* (231) (9,709)
TOMRA Systems ASA (2) (410) (17,797)
(72,212)
—

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Singapore - (0.6)%
City Developments Ltd. (2) (7,800) (46,391)
Singapore Airlines Ltd. (2)* (3,300) (13,628)
Singapore Telecommunications
Ltd. (2) (345,700) (628,158)
(688,177)
—
Spain - (1.4)%
Aena SME SA (2)*(b) (1,782) (289,108)
Amadeus IT Group SA (2)* (6,507) (463,481)
Banco de Sabadell SA (2) (24,487) (13,130)
Cellnex Telecom SA (2)(b) (3,411) (196,638)
Ferrovial SA (2) (18,847) (492,491)
Industria de Diseno Textil SA (2) (2,386) (78,833)
(1,533,681)
—
Sweden - (0.7)%
EQT AB (2) (10,073) (331,640)
H & M Hennes & Mauritz AB, Class
B (2)* (3,880) (87,442)
Nibe Industrier AB, Class B (2) (1,207) (37,433)
Saab AB, Class B (2)* (3,139) (85,996)
Sinch AB (2)*(b) (713) (125,328)
Sweco AB, Class B (2) (5,218) (85,159)
(752,998)
—
Switzerland - (1.3)%
Chocoladefabriken Lindt &
Spruengli AG (2) (2) (17,422)
Clariant AG (Registered) (2) (8,646) (174,450)
Dufry AG (Registered) (2)* (7,853) (535,814)
Idorsia Ltd. (2)* (6,228) (167,071)
OC Oerlikon Corp. AG (Registered)
(2) (4,611) (53,366)
Straumann Holding AG
(Registered) (2) (37) (46,195)
Temenos AG (Registered) (2) (2,642) (381,211)
Vifor Pharma AG (2) (152) (20,686)
(1,396,215)
—
United Arab Emirates - 0.0%
NMC Health plc (3)*( i ) (31,163) –
United Kingdom - (3.2)%
Barclays plc (2) (89,787) (229,937)
Barratt Developments plc (2)* (13,180) (135,570)
Beazley plc (2)* (7,203) (34,913)
Bellway plc (2) (2,529) (118,617)
BP plc (2) (24,114) (97,950)
British American Tobacco plc (2) (5,627) (213,885)
Burberry Group plc (2)* (1,580) (41,333)
CNH Industrial NV (2) (16,941) (262,250)
ConvaTec Group plc (2)(b) (44,576) (120,508)
easyJet plc (2)* (12,721) (171,546)
Hargreaves Lansdown plc (2) (9,060) (192,504)
Hiscox Ltd. (2)* (9,572) (113,354)
Informa plc (2)* (21,136) (163,195)
Intermediate Capital Group plc (2) (4,324) (109,784)
Legal & General Group plc (2) (12,859) (49,372)
Pennon Group plc (2) (794) (10,670)
Persimmon plc (2) (1,905) (77,163)
Prudential plc (2) (28,397) (604,928)
INVESTMENTS SHARES VALUE ($)
United Kingdom - (3.2)% (continued)
Quilter plc (2)(b) (7,060) (15,550)
Rolls-Royce Holdings plc (2)* (101,103) (146,822)
St James's Place plc (2) (935) (16,415)
Standard Chartered plc (2) (9,193) (63,299)
Taylor Wimpey plc (2)* (64,997) (161,602)
United Utilities Group plc (2) (1,913) (24,445)
Weir Group plc (The) (2)* (2,668) (65,393)
WH Smith plc (2)* (3,450) (85,478)
Whitbread plc (2)* (1,172) (55,325)
(3,381,808)
—
United States - (37.8)%
10X Genomics, Inc., Class A * (1,270) (229,870)
2U, Inc. * (1,912) (73,096)
Acadia Healthcare Co., Inc. * (959) (54,797)
Acceleron Pharma, Inc. * (184) (24,952)
Adaptive Biotechnologies Corp. * (6,148) (247,518)
Adient plc * (4,834) (213,663)
AECOM * (1,476) (94,626)
Agios Pharmaceuticals, Inc. * (2,639) (136,278)
Align Technology, Inc. * (88) (47,655)
Alleghany Corp. * (101) (63,255)
Alliant Energy Corp. (2,208) (119,585)
Alnylam Pharmaceuticals, Inc. * (1,043) (147,261)
Alteryx , Inc., Class A * (862) (71,512)
Altice USA, Inc., Class A * (336) (10,930)
Altria Group, Inc. (1,373) (70,243)
Amedisys , Inc. * (51) (13,504)
Ameren Corp. (2,078) (169,066)
American Airlines Group, Inc. * (1,631) (38,981)
American Eagle Outfitters, Inc. (1,387) (40,556)
American Express Co. (1,883) (266,332)
American International Group, Inc. (3,520) (162,659)
Anaplan, Inc. * (735) (39,580)
Aon plc, Class A (194) (44,641)
APA Corp. * (28,119) (503,330)
Aptiv plc * (347) (47,851)
Arch Capital Group Ltd. * (1,558) (59,780)
Arista Networks, Inc. * (384) (115,926)
Armstrong World Industries, Inc. (5,281) (475,765)
Arrowhead Pharmaceuticals, Inc. * (2,196) (145,617)
Atmos Energy Corp. (2,297) (227,058)
Avalara, Inc. * (101) (13,476)
Avangrid , Inc. (837) (41,691)
Avanos Medical, Inc. * (2,956) (129,295)
Avantor , Inc. * (302) (8,737)
Avis Budget Group, Inc. * (5,826) (422,618)
Axalta Coating Systems Ltd. * (976) (28,870)
Axis Capital Holdings Ltd. (786) (38,962)
Axon Enterprise, Inc. * (543) (77,334)
Baker Hughes Co. (9,857) (213,010)
Ball Corp. (3,466) (293,709)
BancorpSouth Bank (734) (23,840)
Bank of America Corp. (251) (9,711)
Bank OZK (3,473) (141,872)
Bausch Health Cos., Inc. * (4,629) (146,859)
Beyond Meat, Inc. * (646) (84,058)
Bill.com Holdings, Inc. * (572) (83,226)
BioMarin Pharmaceutical, Inc. * (653) (49,308)
Black Hills Corp. (1,110) (74,115)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (37.8)% (continued)
Bluebird Bio, Inc. * (9,273) (279,581)
Boeing Co. (The) * (2,173) (553,507)
Bright Horizons Family Solutions,
Inc. * (973) (166,821)
Brink's Co. (The) (1,739) (137,781)
Brown & Brown, Inc. (1,411) (64,497)
Brown-Forman Corp., Class B (1,181) (81,454)
Bruker Corp. (138) (8,871)
Builders FirstSource , Inc. * (435) (20,171)
Burlington Stores, Inc. * (533) (159,260)
Caesars Entertainment, Inc. * (2,146) (187,668)
Capri Holdings Ltd. * (1,927) (98,277)
CarMax, Inc. * (432) (57,309)
Carnival Corp. * (5,973) (158,523)
Carvana Co. * (2,133) (559,699)
CenterPoint Energy, Inc. (27,835) (630,463)
CF Industries Holdings, Inc. (474) (21,510)
Charles Schwab Corp. (The) (1,767) (115,173)
Chegg , Inc. * (683) (58,506)
Chemours Co. (The) (2,006) (55,987)
Cheniere Energy, Inc. * (1,045) (75,250)
Cincinnati Financial Corp. (2,050) (211,335)
Cinemark Holdings, Inc. * (5,338) (108,949)
Cintas Corp. (37) (12,628)
Cloudflare , Inc., Class A * (805) (56,559)
CMS Energy Corp. (6,490) (397,318)
CommScope Holding Co., Inc. * (9,671) (148,547)
CommVault Systems, Inc. * (1,137) (73,337)
Compass Minerals International,
Inc. (1,066) (66,860)
ConocoPhillips (2,768) (146,621)
CoStar Group, Inc. * (114) (93,695)
Coty, Inc., Class A * (40,577) (365,599)
Coupa Software, Inc. * (244) (62,093)
Cree, Inc. * (421) (45,523)
Crowdstrike Holdings, Inc., Class
A * (242) (44,167)
Crown Holdings, Inc. (681) (66,084)
Cullen/Frost Bankers, Inc. (1,625) (176,735)
Darling Ingredients, Inc. * (276) (20,308)
Datadog , Inc., Class A * (669) (55,754)
Delta Air Lines, Inc. * (5,001) (241,448)
Dexcom , Inc. * (456) (163,882)
Discover Financial Services (1,474) (140,015)
Dominion Energy, Inc. (6,499) (493,664)
DraftKings , Inc., Class A * (2,007) (123,089)
Dun & Bradstreet Holdings, Inc. * (12,731) (303,125)
Dycom Industries, Inc. * (293) (27,205)
Dynatrace , Inc. * (164) (7,911)
Edgewell Personal Care Co. (947) (37,501)
Edison International (7,920) (464,112)
Elanco Animal Health, Inc. * (3,747) (110,349)
Elastic NV * (268) (29,802)
Encompass Health Corp. (518) (42,424)
Energizer Holdings, Inc. (1,357) (64,403)
Enphase Energy, Inc. * (684) (110,917)
Entergy Corp. (1,056) (105,040)
Equifax, Inc. (186) (33,690)
Erie Indemnity Co., Class A (394) (87,039)
Essential Utilities, Inc. (4,814) (215,427)
INVESTMENTS SHARES VALUE ($)
United States - (37.8)% (continued)
Etsy, Inc. * (238) (47,997)
Euronet Worldwide, Inc. * (174) (24,064)
Everbridge , Inc. * (418) (50,653)
Evergy , Inc. (436) (25,955)
Eversource Energy (2,578) (223,229)
Exact Sciences Corp. * (773) (101,866)
Exelon Corp. (646) (28,256)
Expedia Group, Inc. * (339) (58,349)
Exxon Mobil Corp. (708) (39,528)
FactSet Research Systems, Inc. (51) (15,738)
Fastly , Inc., Class A * (734) (49,384)
Fidelity National Information
Services, Inc. (162) (22,779)
FireEye, Inc. * (1,917) (37,516)
First Horizon Corp. (7,083) (119,774)
FirstEnergy Corp. (10,105) (350,542)
Five Below, Inc. * (45) (8,586)
Floor & Decor Holdings, Inc., Class
A * (1,014) (96,817)
Fluor Corp. * (6,439) (148,677)
Fox Factory Holding Corp. * (587) (74,584)
Freeport-McMoRan, Inc. * (3,813) (125,562)
Gap, Inc. (The) * (3,649) (108,667)
General Electric Co. (30,630) (402,172)
Glacier Bancorp, Inc. (166) (9,475)
Global Blood Therapeutics, Inc. * (5,846) (238,225)
Globe Life, Inc. (1,894) (183,017)
Grocery Outlet Holding Corp. * (6,055) (223,369)
Guardant Health, Inc. * (545) (83,194)
Hain Celestial Group, Inc. (The) * (1,781) (77,652)
Harley-Davidson, Inc. (2,119) (84,972)
Hawaiian Electric Industries, Inc. (769) (34,167)
Healthcare Services Group, Inc. (952) (26,685)
HealthEquity , Inc. * (3,712) (252,416)
HEICO Corp. (273) (34,343)
Hess Corp. (5,471) (387,128)
Hilton Worldwide Holdings, Inc. * (498) (60,218)
Home BancShares , Inc. (6,484) (175,392)
Howard Hughes Corp. (The) * (2,042) (194,255)
IAA, Inc. * (2,464) (135,865)
II-VI, Inc. * (161) (11,008)
Ingersoll Rand, Inc. * (1,181) (58,117)
Insperity , Inc. (1,188) (99,483)
Insulet Corp. * (704) (183,688)
InterDigital , Inc. (1,021) (64,782)
International Game Technology
plc * (8,094) (129,909)
Invesco Ltd. (2,097) (52,886)
Ionis Pharmaceuticals, Inc. * (1,702) (76,522)
Iovance Biotherapeutics , Inc. * (8,637) (273,447)
James Hardie Industries plc,
CHESS (2) (4,372) (132,138)
Janus Henderson Group plc (1,518) (47,286)
Kennametal, Inc. (2,349) (93,890)
Kinder Morgan, Inc. (6,991) (116,400)
Kirby Corp. * (1,713) (103,260)
Kraft Heinz Co. (The) (399) (15,960)
L Brands, Inc. * (2,886) (178,528)
Lamb Weston Holdings, Inc. (917) (71,049)
Las Vegas Sands Corp. * (1,652) (100,376)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (37.8)% (continued)
Leggett & Platt, Inc. (1,285) (58,660)
LendingTree , Inc. * (1,732) (368,916)
LHC Group, Inc. * (164) (31,358)
Liberty Broadband Corp., Class C * (290) (43,544)
Ligand Pharmaceuticals, Inc. * (80) (12,196)
Lions Gate Entertainment Corp.,
Class A * (10,181) (152,206)
LivaNova plc * (835) (61,565)
Live Nation Entertainment, Inc. * (2,861) (242,184)
LiveRamp Holdings, Inc. * (206) (10,687)
Loews Corp. (239) (12,256)
Lumen Technologies, Inc. (1,602) (21,387)
Lyft, Inc., Class A * (6,170) (389,821)
Madison Square Garden Sports
Corp. * (1,255) (225,222)
Marathon Petroleum Corp. (4,426) (236,747)
MarketAxess Holdings, Inc. (17) (8,465)
Marriott International, Inc., Class A * (312) (46,210)
Marsh & McLennan Cos., Inc. (448) (54,566)
Martin Marietta Materials, Inc. (419) (140,709)
Mastercard , Inc., Class A (203) (72,278)
Mattel, Inc. * (6,769) (134,838)
Medallia , Inc. * (3,125) (87,156)
Mercury Systems, Inc. * (509) (35,961)
MGM Resorts International (2,009) (76,322)
MongoDB, Inc. * (241) (64,451)
Moody's Corp. (52) (15,528)
MSCI, Inc. (170) (71,278)
National Fuel Gas Co. (6,436) (321,736)
Nektar Therapeutics * (15,210) (304,200)
Netflix, Inc. * (205) (106,940)
New Jersey Resources Corp. (7,899) (314,933)
New Relic, Inc. * (454) (27,912)
Newell Brands, Inc. (10,911) (292,197)
NextEra Energy, Inc. (5,460) (412,831)
Nielsen Holdings plc (12,815) (322,297)
NiSource, Inc. (27,119) (653,838)
Nordstrom, Inc. * (6,581) (249,222)
Norwegian Cruise Line Holdings
Ltd. * (7,332) (202,290)
NOV, Inc. * (17,145) (235,229)
Novocure Ltd. * (593) (78,383)
Nutanix , Inc., Class A * (6,755) (179,413)
OGE Energy Corp. (3,024) (97,857)
O-I Glass, Inc. * (8,373) (123,418)
Okta , Inc. * (306) (67,452)
Olin Corp. (3,341) (126,858)
Ollie's Bargain Outlet Holdings,
Inc. * (751) (65,337)
ONE Gas, Inc. (1,775) (136,515)
ONEOK, Inc. (3,073) (155,678)
PacWest Bancorp (9,941) (379,249)
PagerDuty , Inc. * (3,060) (123,104)
Patterson Cos., Inc. (366) (11,694)
Pegasystems , Inc. (122) (13,949)
Penn National Gaming, Inc. * (640) (67,098)
Penumbra, Inc. * (511) (138,266)
Phillips 66 (694) (56,589)
Pinterest, Inc., Class A * (2,104) (155,759)
Planet Fitness, Inc., Class A * (1,457) (112,626)
INVESTMENTS SHARES VALUE ($)
United States - (37.8)% (continued)
Pluralsight , Inc., Class A * (12,739) (284,589)
Pool Corp. (274) (94,596)
Post Holdings, Inc. * (356) (37,636)
PPD, Inc. * (743) (28,115)
PPL Corp. (313) (9,027)
Primerica, Inc. (926) (136,881)
Principal Financial Group, Inc. (1,052) (63,078)
PROG Holdings, Inc. (540) (23,377)
Prudential Financial, Inc. (862) (78,528)
Pure Storage, Inc., Class A * (13,671) (294,473)
Raytheon Technologies Corp. (169) (13,059)
Reata Pharmaceuticals, Inc., Class
A * (2,734) (272,580)
Repligen Corp. * (58) (11,276)
RH * (165) (98,439)
RingCentral, Inc., Class A * (120) (35,746)
Roku, Inc. * (400) (130,308)
Roper Technologies, Inc. (258) (104,062)
Royal Caribbean Cruises Ltd. * (2,632) (225,326)
Sabre Corp. * (19,461) (288,217)
Sage Therapeutics, Inc. * (4,639) (347,229)
Sailpoint Technologies Holdings,
Inc. * (1,079) (54,641)
Schlumberger NV (17,535) (476,777)
Scientific Games Corp. * (1,784) (68,720)
Sealed Air Corp. (6,704) (307,177)
Sempra Energy (287) (38,050)
Sirius XM Holdings, Inc. (32,709) (199,198)
Six Flags Entertainment Corp. * (5,754) (267,388)
Snap, Inc., Class A * (645) (33,727)
SolarEdge Technologies, Inc. * (400) (114,976)
Southern Co. (The) (2,375) (147,630)
Southwest Airlines Co. * (1,931) (117,907)
Southwest Gas Holdings, Inc. (212) (14,567)
Spire, Inc. (2,698) (199,355)
Spirit AeroSystems Holdings, Inc.,
Class A (2,990) (145,464)
Splunk , Inc. * (645) (87,385)
Square, Inc., Class A * (715) (162,341)
STAAR Surgical Co. * (630) (66,408)
Stericycle, Inc. * (2,002) (135,155)
Sunrun , Inc. * (5,903) (357,013)
Switch, Inc., Class A (7,550) (122,763)
Synchrony Financial (228) (9,270)
Sysco Corp. (1,619) (127,480)
Tandem Diabetes Care, Inc. * (2,249) (198,474)
Targa Resources Corp. (12,802) (406,464)
Teladoc Health, Inc. * (319) (57,978)
Tenaris SA (2) (25,335) (286,487)
Tenet Healthcare Corp. * (978) (50,856)
Terminix Global Holdings, Inc. * (1,925) (91,765)
Tesla, Inc. * (309) (206,390)
Texas Capital Bancshares, Inc. * (1,258) (89,217)
Toll Brothers, Inc. (1,469) (83,336)
TopBuild Corp. * (529) (110,788)
Trade Desk, Inc. (The), Class A * (115) (74,941)
Tradeweb Markets, Inc., Class A (1,072) (79,328)
TransDigm Group, Inc. * (41) (24,105)
TransUnion (820) (73,800)
TreeHouse Foods, Inc. * (948) (49,524)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (37.8)% (continued)
Trex Co., Inc. * (2,095) (191,776)
Trinity Industries, Inc. (2,594) (73,903)
Twilio , Inc., Class A * (393) (133,919)
Uber Technologies, Inc. * (4,834) (263,501)
Ulta Beauty, Inc. * (58) (17,932)
Umpqua Holdings Corp. (18,415) (323,183)
Under Armour , Inc., Class A * (15,075) (334,062)
United Airlines Holdings, Inc. * (1,025) (58,979)
Univar Solutions, Inc. * (14,000) (301,560)
Valley National Bancorp (7,114) (97,746)
ViacomCBS , Inc. (176) (7,938)
Viasat , Inc. * (153) (7,355)
Visa, Inc., Class A (215) (45,522)
Visteon Corp. * (1,652) (201,461)
Voya Financial, Inc. (1,001) (63,704)
Vulcan Materials Co. (836) (141,075)
W R Berkley Corp. (157) (11,830)
Walt Disney Co. (The) * (170) (31,368)
Wayfair, Inc., Class A * (342) (107,645)
WEC Energy Group, Inc. (95) (8,891)
Western Digital Corp. (1,345) (89,779)
Westinghouse Air Brake
Technologies Corp. (1,007) (79,714)
Williams Cos., Inc. (The) (8,292) (196,437)
WW International, Inc. * (7,351) (229,939)
Wynn Resorts Ltd. * (2,272) (284,841)
Xcel Energy, Inc. (2,510) (166,940)
XPO Logistics, Inc. * (3,428) (422,672)
YETI Holdings, Inc. * (183) (13,214)
Zendesk , Inc. * (88) (11,671)
Zillow Group, Inc., Class C * (133) (17,242)
Zscaler , Inc. * (640) (109,869)
(40,416,274)
—
TOTAL COMMON STOCKS
(Proceeds $(87,170,862)) (80,421,771)
NO. OF
WARRANTS
WARRANTS - 0.0% (c)
Canada - 0.0% (c)
Cenovus Energy, Inc.,
expiring 1/1/2026 *
(Proceeds $–) (674) (2,682)
TOTAL SHORT POSITIONS
(Proceeds $(87,170,862)) (80,424,453)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 88.5%
(Cost $55,661,132) 94,995,982
OTHER ASSETS IN EXCESS OF
LIABILITIES - 11.5% (j) 12,272,973
NET ASSETS - 100.0% 107,268,955
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 2,126,227 2.0%
Consumer Discretionary 4,462,838 4.1
Consumer Staples 1,736,011 1.6
Energy (2,792,732) (2.6)
Financials 4,054,450 3.8
Health Care 1,679,186 1.6
Industrials (452,701) (0.4)
Information Technology 1,680,375 1.6
Materials 4,990,283 4.6
Real Estate (240,647) (0.2)
Utilities (2,426,028) (2.3)
Short-Term Investments 80,178,720 74.7
Total Investments In Securities
At Value 94,995,982 88.5
Other Assets in Excess of
Liabilities (j) 12,272,973 11.5
Net Assets
$ 107,268,955 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $65,785,115.
(b) Securities exempt from registration under Rule 144A or section
4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2021 amounted to $(1,402,074), which represents approximately (1.31)%
of net assets of the fund.
(c) Represents less than 0.05% of net assets.
(d) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement
with State Street Bank and Trust Company with a total value of
$21,069,608.
(e) Represents 7-day effective yield as of March 31, 2021.
(f) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap contracts.
(i) Security fair valued as of March 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at March 31, 2021 amounted to $0, which
represents approximately 0.00% of net assets of the fund.
(j) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
Forward effective interest rate swap contracts outstanding as of March 31, 2021:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BA Qtrly 0.75% Semi 6/14/2023 CAD 5,800,000 $ 16,916 $ (11,583) $ 5,333
Pay 6M BBR Semi 2.00% Semi 9/11/2031 AUD 700,000 3,485 (2,711) 774
Receive 3M BA Qtrly 1.25% Semi 6/16/2031 CAD 1,300,000 15,673 70,208 85,881
Receive 3M BA Qtrly 1.25% Semi 9/15/2031 CAD 7,100,000 403,437 98,461 501,898
Receive 3M BBR Qtrly 0.00% Qtrly 6/08/2023 AUD 7,700,000 14,362 9,697 24,059
Receive 3M BBR Qtrly 0.00% Qtrly 9/07/2023 AUD 8,800,000 22,902 13,768 36,670
Receive 3M LIBOR Qtrly 0.25% Semi 6/16/2023 USD 39,700,000 (25,147) 85,331 60,184
Receive 3M LIBOR Qtrly 1.00% Semi 9/15/2031 USD 3,500,000 225,116 67,172 292,288
Receive 6M EURIBOR Semi 0.75% Annual 9/15/2023 EUR 17,900,000 112,211 6,107 118,318
Receive 6M EURIBOR Semi 0.5% Annual 9/15/2023 EUR 27,300,000 31,804 (13,268) 18,536
Receive 6M EURIBOR Semi 0.25% Annual 6/16/2031 EUR 3,500,000 26,856 117,857 144,713
Receive 6M LIBOR Semi 0.25% Semi 6/16/2031 GBP 19,900,000 826,829 1,414,766 2,241,595
Receive 6M LIBOR Semi 1.00% Semi 9/15/2031 GBP 400,000 2,793 4,172 6,965
Receive 6M LIBOR Semi 0.25% Semi 9/15/2031 GBP 3,500,000 374,070 36,466 410,536
2,051,307 1,896,443 3,947,750
Pay 3M BA Qtrly 0.75% Semi 9/13/2023 CAD 30,300,000 (26,385) (2,622) (29,007)
Pay 3M LIBOR Qtrly 0.25% Semi 9/15/2023 USD 14,900,000 (25,847) (21,248) (47,095)
Pay 3M LIBOR Qtrly 0.75% Semi 6/16/2031 USD 9,200,000 (401,238) (531,616) (932,854)
Pay 6M BBR Semi 1.00% Semi 6/12/2031 AUD 1,700,000 (65,228) (44,149) (109,377)
Pay 6M BBR Semi 1.50% Semi 9/11/2031 AUD 7,200,000 (148,723) (97,358) (246,081)
Pay 6M EURIBOR Semi 0.75% Annual 6/16/2023 EUR 17,400,000 (93,286) (15,075) (108,361)
Pay 6M EURIBOR Semi 0.25% Annual 9/15/2031 EUR 9,300,000 (353,079) (67,399) (420,478)
Pay 6M LIBOR Semi 0.00% Semi 6/16/2023 GBP 92,400,000 (324,984) (542,864) (867,848)
Pay 6M LIBOR Semi 0.00% Semi 9/15/2023 GBP 17,000,000 (182,678) (10,916) (193,594)
Pay 6M LIBOR Semi 0.00% Semi 6/18/2031 JPY 798,900,000 (71,672) (37,690) (109,362)
Pay 6M LIBOR Semi 0.00% Semi 9/17/2031 JPY 824,400,000 (141,392) 19,169 (122,223)
Receive 3M BBR Qtrly 0.50% Qtrly 9/07/2023 AUD 26,100,000 (100,334) 11,654 (88,680)
Receive 6M LIBOR Semi 0.00% Semi 6/21/2023 JPY 3,923,800,000 (48,300) 27,214 (21,086)
Receive 6M LIBOR Semi 0.00% Semi 9/20/2023 JPY 4,043,900,000 (21,606) 2,427 (19,179)
(2,004,752) (1,310,473) (3,315,225)
$ 46,555 $ 585,970 $ 632,525
Abbreviations:
3M: 3 Month
6M: 6 Month
Qtrly : Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2021 were as follows:
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.04%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.44%
3 Month London Interbank Offered Rate (''LIBOR''): 0.19%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.09%
6 Month Euro Interbank Offered Rate (''EURIBOR''): -0.51%
6 Month London Interbank Offered Rate (''LIBOR''): 0.21%

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
Total return swap contracts outstanding as of March 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/29/2021 HKD 4,247,400 $ 804
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MSCS 04/29/2021 HKD 5,471,500 3,547
iBovespa Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/14/2021 BRL (5,827,450) 14,193
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/04/2021 USD 344,120 2,923
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 06/18/2021 CHF 2,513,440 51,321
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 06/18/2021 CHF 7,540,320 160,498
WIG20 Index
June Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 06/18/2021 PLN (77,640) 424
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly BANA 06/18/2021 HKD 14,282,312 17,409
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.00%)
Increases in
total return of
reference entity
Monthly BANA 06/18/2021 JPY 10,760,420 3,596
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly BANA 06/18/2021 MXN 4,599,298 358

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.19%)
Increases in
total return of
reference entity
Monthly BANA 06/18/2021 EUR 3,244,908 $ 310,475
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-1.39%)
Increases in
total return of
reference entity
Monthly BANA 06/18/2021 SEK 3,187,517 19,445
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.57%)
Increases in
total return of
reference entity
Monthly BANA 06/18/2021 CHF 2,128,928 69,834
654,827
BIST 30 Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/30/2021 TRY 1,499,940 (16,301)
DTOP Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 06/17/2021 ZAR (125,260) (146)
Tel Aviv Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/28/2021 ILS (2,086,006) (6,011)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(-0.07%) Monthly BANA 06/16/2021 AUD (1,558,013) (7,053)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SOR plus or minus
a specified spread
(-0.13%) Monthly BANA 06/16/2021 SGD (517,909) (12,134)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.33%) Monthly BANA 06/16/2021 EUR (5,814,299) $ (86,292)
(127,937)
$ 526,890
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 2 4/2021 EUR $ 327,953 $ 3,329
Brent Crude Oil 55 4/2021 USD 3,450,700 (27,589)
CAC 40 10 Euro Index 85 4/2021 EUR 6,046,559 84,675
FTSE Bursa Malaysia KLCI Index 15 4/2021 MYR 284,336 (5,214)
Hang Seng Index 5 4/2021 HKD 910,588 390
MSCI Singapore Index 6 4/2021 SGD 159,657 1,057
NY Harbor ULSD 10 4/2021 USD 743,316 (14,908)
OMXS30 Index 134 4/2021 SEK 3,355,965 48,915
RBOB Gasoline 6 4/2021 USD 493,844 (2,051)
SGX FTSE China A50 Index 31 4/2021 USD 532,642 (244)
SGX FTSE Taiwan Index 72 4/2021 USD 4,171,680 36,824
Sugar No. 11 25 4/2021 USD 413,560 (12,780)
WTI Crude Oil 48 4/2021 USD 2,839,680 (25,110)
Coffee 'C' 2 5/2021 USD 92,625 (3,080)
Copper 2 5/2021 USD 199,775 (1,766)
Corn 98 5/2021 USD 2,764,825 86,902
Cotton No. 2 9 5/2021 USD 363,960 1,685
KC HRW Wheat 3 5/2021 USD 86,363 1,581
Low Sulphur Gasoil 10 5/2021 USD 507,500 4,314
Soybean Meal 4 5/2021 USD 169,280 8,201
Soybean Oil 1 5/2021 USD 31,752 107
Wheat 5 5/2021 USD 154,500 1,776
3 Month Canadian Bankers Acceptance 2 6/2021 CAD 396,057 108
3 Month Sterling 65 6/2021 GBP 11,190,484 (2,183)
Australia 10 Year Bond 114 6/2021 AUD 11,959,143 (56,985)
Canada 10 Year Bond 225 6/2021 CAD 24,845,429 (668,379)
DAX Index 2 6/2021 EUR 881,225 26,189
FTSE/MIB Index 58 6/2021 EUR 8,295,985 128,382
Japan 10 Year Bond 41 6/2021 JPY 55,972,544 84,298
KOSPI 200 Index 2 6/2021 KRW 183,190 (1,185)
Lean Hogs 5 6/2021 USD 210,600 (112)
Live Cattle 5 6/2021 USD 245,800 2,749
LME Aluminum Base Metal 4 6/2021 USD 221,004 (6,545)
LME Aluminum Base Metal 4 6/2021 USD 220,875 (7,585)
LME Copper Base Metal 1 6/2021 USD 219,638 (1,190)
LME Copper Base Metal 1 6/2021 USD 219,694 (3,471)
LME Copper Base Metal 7 6/2021 USD 1,537,331 (38)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
MEX BOLSA Index 6 6/2021 MXN $ 137,719 $ (1,035)
MSCI EAFE E-Mini Index 2 6/2021 USD 219,200 (740)
MSCI Emerging Markets E-Mini Index 6 6/2021 USD 396,750 (2,155)
Palladium 1 6/2021 USD 261,990 (1,162)
Russell 2000 E-Mini Index 1 6/2021 USD 111,125 (6,667)
S&P Midcap 400 E-Mini Index 1 6/2021 USD 260,530 5,949
TOPIX Index 94 6/2021 JPY 16,588,485 513,743
U.S. Treasury 10 Year Note 53 6/2021 USD 6,939,688 (9,656)
Cocoa 3 7/2021 USD 71,550 (2,817)
Cocoa 5 7/2021 GBP 114,768 (2,571)
3 Month Canadian Bankers Acceptance 53 9/2021 CAD 10,493,405 552
3 Month Sterling 350 9/2021 GBP 60,256,452 (9,947)
3 Month Canadian Bankers Acceptance 38 12/2021 CAD 7,520,550 971
3 Month Sterling 354 12/2021 GBP 60,923,746 (15,876)
3 Month Canadian Bankers Acceptance 25 3/2022 CAD 4,946,736 3,067
3 Month Sterling 306 3/2022 GBP 52,623,351 (5,401)
3 Month Euro Euribor 22 6/2022 EUR 6,484,034 (1,224)
3 Month Eurodollar 8 6/2022 USD 1,994,200 (1,793)
3 Month Sterling 23 6/2022 GBP 3,953,765 (8,644)
3 Month Euro Euribor 41 9/2022 EUR 12,083,281 (2,219)
3 Month Eurodollar 3 9/2022 USD 747,225 (1,135)
3 Month Sterling 18 9/2022 GBP 3,092,389 (8,085)
3 Month Euro Euribor 45 12/2022 EUR 13,259,499 (2,836)
3 Month Sterling 9 12/2022 GBP 1,545,109 (4,849)
3 Month Euro Euribor 13 3/2023 EUR 3,829,379 (378)
116,159
Short Contracts
HSCEI (1) 4/2021 HKD (70,381) 247
IBEX 35 Index (78) 4/2021 EUR (7,854,306) 48,012
Natural Gas (24) 4/2021 USD (625,920) (10,264)
SGX NIFTY 50 Index (28) 4/2021 USD (825,776) 6,845
Silver (4) 5/2021 USD (490,640) 9,705
Soybean (5) 5/2021 USD (359,188) (11,679)
100 oz Gold (55) 6/2021 USD (9,435,800) 89,388
3 Month Euro Euribor (36) 6/2021 EUR (10,611,293) (21)
3 Month Eurodollar (9) 6/2021 USD (2,246,063) 210
ASX 90 Day Bank Accepted Bill (8) 6/2021 AUD (6,075,651) (123)
Australia 3 Year Bond (4) 6/2021 AUD (355,601) (236)
EURO STOXX 50 Index (39) 6/2021 EUR (1,768,127) (35,893)
Euro- Bobl (19) 6/2021 EUR (3,009,758) (3,821)
Euro-BTP (1) 6/2021 EUR (175,096) (716)
Euro-Bund (228) 6/2021 EUR (45,796,093) 136,595
Euro- Buxl (11) 6/2021 EUR (2,657,854) 44,350
Euro-OAT (12) 6/2021 EUR (2,279,025) 3,029
Euro-Schatz (44) 6/2021 EUR (5,784,226) (643)
FTSE 100 Index (91) 6/2021 GBP (8,379,607) 11,510
FTSE/JSE Top 40 Index (15) 6/2021 ZAR (621,748) (12,212)
LME Aluminum Base Metal (4) 6/2021 USD (221,004) 7,486
LME Copper Base Metal (1) 6/2021 USD (219,638) 926
LME Copper Base Metal (7) 6/2021 USD (1,537,331) (451)
LME Copper Base Metal (7) 6/2021 USD (1,537,856) (1,173)
Long Gilt (203) 6/2021 GBP (35,706,802) 326,355
S&P 500 E-Mini Index (57) 6/2021 USD (11,307,090) (97,061)
S&P/TSX 60 Index (7) 6/2021 CAD (1,237,797) 1,904
SET50 Index (89) 6/2021 THB (549,721) (1,794)
SPI 200 Index (73) 6/2021 AUD (9,378,885) 52,482

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
U.S. Treasury 2 Year Note (7) 6/2021 USD $ (1,545,086) $ 236
U.S. Treasury 5 Year Note (17) 6/2021 USD (2,097,773) 13,352
U.S. Treasury Long Bond (24) 6/2021 USD (3,710,250) 117,956
U.S. Treasury Ultra Bond (13) 6/2021 USD (2,355,844) 94,432
3 Month Euro Euribor (183) 9/2021 EUR (53,940,741) (4,047)
3 Month Eurodollar (20) 9/2021 USD (4,990,500) 167
3 Month Euroswiss (3) 9/2021 CHF (799,318) (241)
ASX 90 Day Bank Accepted Bill (53) 9/2021 AUD (40,248,211) (54)
3 Month Euro Euribor (160) 12/2021 EUR (47,163,649) (5,208)
3 Month Eurodollar (28) 12/2021 USD (6,981,450) 1,359
3 Month Euroswiss (3) 12/2021 CHF (799,318) (151)
ASX 90 Day Bank Accepted Bill (57) 12/2021 AUD (43,281,544) 967
3 Month Euro Euribor (133) 3/2022 EUR (39,200,884) (4,951)
3 Month Eurodollar (20) 3/2022 USD (4,988,250) 1,128
3 Month Euroswiss (3) 3/2022 CHF (799,159) (224)
ASX 90 Day Bank Accepted Bill (54) 3/2022 AUD (41,000,535) 681
3 Month Eurodollar (1) 12/2022 USD (248,750) 27
3 Month Eurodollar (3) 3/2023 USD (745,463) 312
778,698
$ 894,857
Forward foreign currency contracts outstanding as of March 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 3,037,000 USD 531,410 CITI
**
6/16/2021 $ 5,388
BRL 3,037,000 USD 531,411 JPMC
**
6/16/2021 5,388
CAD 5,025,378 USD 3,975,670 CITI 6/16/2021 23,574
CAD 5,025,372 USD 3,975,670 JPMC 6/16/2021 23,569
CLP 56,419,500 USD 77,822 CITI
**
6/16/2021 527
CLP 56,419,500 USD 77,822 JPMC
**
6/16/2021 527
CNY 2,870,500 USD 434,139 CITI
**
6/16/2021 707
CNY 2,870,500 USD 434,140 JPMC
**
6/16/2021 706
COP 14,647,064 USD 3,968 CITI
**
6/16/2021 24
COP 14,647,062 USD 3,968 JPMC
**
6/16/2021 24
GBP 179,000 USD 245,190 CITI 6/16/2021 1,635
GBP 179,000 USD 245,190 JPMC 6/16/2021 1,635
HUF 106,447,500 USD 343,831 CITI 6/16/2021 486
HUF 106,447,500 USD 343,832 JPMC 6/16/2021 486
INR 62,235,001 USD 836,280 CITI
**
6/16/2021 4,339
INR 62,235,001 USD 836,281 JPMC
**
6/16/2021 4,338
KRW 1,765,634,000 USD 1,555,989 CITI
**
6/16/2021 9,737
KRW 1,765,634,000 USD 1,555,991 JPMC
**
6/16/2021 9,736
MXN 89,747,000 USD 4,294,036 CITI 6/16/2021 61,646
MXN 89,747,000 USD 4,294,041 JPMC 6/16/2021 61,642
NOK 25,022,000 USD 2,904,030 CITI 6/16/2021 21,326
NOK 25,022,000 USD 2,903,532 JPMC 6/16/2021 21,826
NZD 580,500 USD 404,506 CITI 6/16/2021 843
NZD 580,500 USD 404,506 JPMC 6/16/2021 843
PHP 7,291,875 USD 148,658 CITI
**
6/16/2021 557
PHP 7,291,875 USD 148,659 JPMC
**
6/16/2021 557
PLN 34,500 USD 8,683 CITI 6/16/2021 50

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
PLN 34,500 USD 8,683 JPMC 6/16/2021 $ 50
TWD 455,500 USD 16,068 CITI
**
6/16/2021 56
TWD 455,500 USD 16,068 JPMC
**
6/16/2021 56
USD 3,352,007 AUD 4,304,506 CITI 6/16/2021 81,477
USD 3,351,993 AUD 4,304,494 JPMC 6/16/2021 81,473
USD 2,431,744 BRL 13,415,000 CITI
**
6/16/2021 60,610
USD 2,431,741 BRL 13,415,000 JPMC
**
6/16/2021 60,608
USD 1,160,109 CAD 1,448,877 CITI 6/16/2021 7,078
USD 1,160,105 CAD 1,448,873 JPMC 6/16/2021 7,078
USD 15,340,293 CHF 13,924,006 CITI 6/16/2021 578,619
USD 15,339,583 CHF 13,923,994 JPMC 6/16/2021 577,921
USD 12,815 CLP 9,208,000 CITI
**
6/16/2021 28
USD 12,815 CLP 9,208,000 JPMC
**
6/16/2021 28
USD 2,149,354 CNY 14,025,500 CITI
**
6/16/2021 24,659
USD 2,149,351 CNY 14,025,500 JPMC
**
6/16/2021 24,656
USD 12,908 COP 47,131,000 CITI
**
6/16/2021 63
USD 12,908 COP 47,131,000 JPMC
**
6/16/2021 63
USD 254,414 DKK 1,554,000 CITI 6/16/2021 9,115
USD 254,414 DKK 1,554,000 JPMC 6/16/2021 9,115
USD 10,849,964 EUR 9,034,501 CITI 6/16/2021 238,726
USD 10,849,948 EUR 9,034,499 JPMC 6/16/2021 238,712
USD 8,458,288 GBP 6,047,503 CITI 6/16/2021 119,325
USD 8,458,269 GBP 6,047,497 JPMC 6/16/2021 119,315
USD 1,614,404 HUF 483,404,500 CITI 6/16/2021 50,775
USD 1,614,402 HUF 483,404,500 JPMC 6/16/2021 50,773
USD 231,370 IDR 3,357,226,500 CITI
**
6/16/2021 3,254
USD 231,367 IDR 3,357,226,500 JPMC
**
6/16/2021 3,250
USD 3,050,274 ILS 10,021,501 CITI 6/16/2021 49,591
USD 3,050,270 ILS 10,021,499 JPMC 6/16/2021 49,588
USD 739,708 INR 54,546,500 CITI
**
6/16/2021 2,939
USD 739,707 INR 54,546,500 JPMC
**
6/16/2021 2,937
USD 9,681,690 JPY 1,046,434,004 CITI 6/16/2021 224,447
USD 9,681,678 JPY 1,046,434,004 JPMC 6/16/2021 224,435
USD 2,557,843 KRW 2,851,919,000 CITI
**
6/16/2021 28,824
USD 2,557,839 KRW 2,851,919,000 JPMC
**
6/16/2021 28,820
USD 268,229 MXN 5,500,000 CITI 6/16/2021 1,298
USD 268,228 MXN 5,500,000 JPMC 6/16/2021 1,297
USD 8,685,494 NOK 73,389,536 CITI 6/16/2021 105,425
USD 8,685,482 NOK 73,389,524 JPMC 6/16/2021 105,414
USD 6,757,029 NZD 9,332,500 CITI 6/16/2021 240,370
USD 6,757,021 NZD 9,332,500 JPMC 6/16/2021 240,360
USD 100,647 PHP 4,896,501 CITI
**
6/16/2021 446
USD 100,646 PHP 4,896,499 JPMC
**
6/16/2021 447
USD 2,670,834 PLN 10,135,500 CITI 6/16/2021 105,195
USD 2,670,831 PLN 10,135,500 JPMC 6/16/2021 105,192
USD 5,141,007 SEK 43,407,500 CITI 6/16/2021 167,374
USD 5,141,000 SEK 43,407,500 JPMC 6/16/2021 167,367
USD 2,574,220 SGD 3,435,500 CITI 6/16/2021 21,198
USD 2,574,216 SGD 3,435,500 JPMC 6/16/2021 21,195
USD 523,506 TWD 14,664,000 CITI
**
6/16/2021 4,425
USD 523,505 TWD 14,664,000 JPMC
**
6/16/2021 4,423
USD 86,906 ZAR 1,289,500 CITI 6/17/2021 399
USD 86,906 ZAR 1,289,500 JPMC 6/17/2021 399
ZAR 36,110,752 USD 2,385,656 CITI 6/17/2021 36,846
ZAR 36,110,748 USD 2,385,659 JPMC 6/17/2021 36,843
Total unrealized appreciation 4,586,493
AUD 11,196,010 USD 8,779,963 CITI 6/16/2021 (273,323)
AUD 11,195,990 USD 8,779,958 JPMC 6/16/2021 (273,336)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 9,012,000 USD 1,624,188 CITI
**
6/16/2021 $ (31,295)
BRL 9,012,000 USD 1,624,190 JPMC
**
6/16/2021 (31,298)
CAD 863,126 USD 691,371 CITI 6/16/2021 (4,487)
CAD 863,124 USD 691,370 JPMC 6/16/2021 (4,488)
CHF 4,198,502 USD 4,521,199 CITI 6/16/2021 (70,114)
CHF 4,198,498 USD 4,521,200 JPMC 6/16/2021 (70,121)
CLP 178,648,000 USD 253,017 CITI
**
6/16/2021 (4,931)
CLP 178,648,000 USD 253,017 JPMC
**
6/16/2021 (4,932)
CNY 12,965,000 USD 1,981,322 CITI
**
6/16/2021 (17,280)
CNY 12,965,000 USD 1,981,324 JPMC
**
6/16/2021 (17,282)
COP 158,067,439 USD 43,888 CITI
**
6/16/2021 (810)
COP 158,067,435 USD 43,888 JPMC
**
6/16/2021 (810)
DKK 817,000 USD 133,365 CITI 6/16/2021 (4,401)
DKK 817,000 USD 133,365 JPMC 6/16/2021 (4,402)
EUR 15,468,001 USD 18,772,187 CITI 6/16/2021 (604,649)
EUR 15,467,999 USD 18,772,208 JPMC 6/16/2021 (604,673)
GBP 6,293,003 USD 8,803,891 CITI 6/16/2021 (126,402)
GBP 6,292,997 USD 8,803,894 JPMC 6/16/2021 (126,418)
HUF 80,549,500 USD 260,651 CITI 6/16/2021 (104)
HUF 80,549,500 USD 260,652 JPMC 6/16/2021 (104)
IDR 1,916,265,000 USD 132,983 CITI
**
6/16/2021 (2,777)
IDR 1,916,265,000 USD 132,984 JPMC
**
6/16/2021 (2,777)
ILS 4,205,002 USD 1,272,146 CITI 6/16/2021 (13,066)
ILS 4,204,998 USD 1,272,147 JPMC 6/16/2021 (13,067)
INR 141,752,500 USD 1,924,909 CITI
**
6/16/2021 (10,233)
INR 141,752,498 USD 1,924,911 JPMC
**
6/16/2021 (10,235)
JPY 1,928,583,500 USD 18,134,719 CITI 6/16/2021 (704,974)
JPY 1,928,583,500 USD 18,134,742 JPMC 6/16/2021 (704,993)
KRW 1,920,422,501 USD 1,722,895 CITI
**
6/16/2021 (19,906)
KRW 1,920,422,499 USD 1,722,897 JPMC
**
6/16/2021 (19,909)
MXN 511,000 USD 24,884 CITI 6/16/2021 (85)
MXN 511,000 USD 24,884 JPMC 6/16/2021 (85)
NOK 23,109,503 USD 2,725,490 CITI 6/16/2021 (23,727)
NOK 23,109,497 USD 2,725,492 JPMC 6/16/2021 (23,730)
NZD 1,287,500 USD 934,701 CITI 6/16/2021 (35,670)
NZD 1,287,500 USD 934,702 JPMC 6/16/2021 (35,672)
PHP 4,540,126 USD 93,275 CITI
**
6/16/2021 (368)
PHP 4,540,124 USD 93,275 JPMC
**
6/16/2021 (368)
PLN 1,708,000 USD 435,932 CITI 6/16/2021 (3,579)
PLN 1,708,000 USD 435,932 JPMC 6/16/2021 (3,580)
SEK 45,151,500 USD 5,394,262 CITI 6/16/2021 (220,805)
SEK 45,151,500 USD 5,394,269 JPMC 6/16/2021 (220,809)
SGD 5,017,003 USD 3,779,186 CITI 6/16/2021 (50,903)
SGD 5,016,997 USD 3,779,186 JPMC 6/16/2021 (50,907)
TWD 52,699,006 USD 1,916,620 CITI
**
6/16/2021 (51,163)
TWD 52,698,994 USD 1,916,622 JPMC
**
6/16/2021 (51,166)
USD 1,249,997 AUD 1,646,500 CITI 6/16/2021 (1,000)
USD 1,249,995 AUD 1,646,500 JPMC 6/16/2021 (1,002)
USD 484,926 BRL 2,792,500 CITI
**
6/16/2021 (8,655)
USD 484,925 BRL 2,792,500 JPMC
**
6/16/2021 (8,656)
USD 3,547,074 CAD 4,478,129 CITI 6/16/2021 (16,662)
USD 3,547,064 CAD 4,478,121 JPMC 6/16/2021 (16,668)
USD 190,217 CLP 138,679,000 CITI
**
6/16/2021 (2,364)
USD 190,216 CLP 138,679,000 JPMC
**
6/16/2021 (2,364)
USD 33,414 COP 123,038,503 CITI
**
6/16/2021 (120)
USD 33,414 COP 123,038,497 JPMC
**
6/16/2021 (121)
USD 144,459 GBP 105,000 CITI 6/16/2021 (327)
USD 144,458 GBP 105,000 JPMC 6/16/2021 (327)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 135,849 HUF 42,082,500 CITI 6/16/2021 $ (272)
USD 135,849 HUF 42,082,500 JPMC 6/16/2021 (272)
USD 719,075 INR 53,446,500 CITI
**
6/16/2021 (2,837)
USD 719,074 INR 53,446,500 JPMC
**
6/16/2021 (2,837)
USD 1,379,931 KRW 1,563,618,500 CITI
**
6/16/2021 (6,652)
USD 1,379,929 KRW 1,563,618,500 JPMC
**
6/16/2021 (6,653)
USD 1,894,828 MXN 39,758,500 CITI 6/16/2021 (34,767)
USD 1,894,825 MXN 39,758,500 JPMC 6/16/2021 (34,768)
USD 542,875 NOK 4,657,470 CITI 6/16/2021 (1,636)
USD 542,875 NOK 4,657,470 JPMC 6/16/2021 (1,637)
USD 708,013 NZD 1,015,500 CITI 6/16/2021 (1,087)
USD 708,012 NZD 1,015,500 JPMC 6/16/2021 (1,087)
USD 147,275 PHP 7,226,000 CITI
**
6/16/2021 (593)
USD 147,275 PHP 7,226,000 JPMC
**
6/16/2021 (594)
USD 885,356 SGD 1,193,000 CITI 6/16/2021 (1,199)
USD 885,355 SGD 1,193,000 JPMC 6/16/2021 (1,200)
USD 428,299 TWD 12,125,500 CITI
**
6/16/2021 (923)
USD 428,299 TWD 12,125,500 JPMC
**
6/16/2021 (923)
USD 997,123 ZAR 15,089,504 CITI 6/17/2021 (15,161)
USD 997,121 ZAR 15,089,496 JPMC 6/17/2021 (15,162)
ZAR 8,614,252 USD 584,192 CITI 6/17/2021 (6,303)
ZAR 8,614,248 USD 584,193 JPMC 6/17/2021 (6,303)
Total unrealized depreciation (4,751,346)
Net unrealized depreciation $ (164,853)
** Non-deliverable forward.

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 122.1%
COMMON STOCKS - 35.4%
Airlines - 0.0% (a)
Gol Linhas Aereas Inteligentes SA,
ADR (Brazil) *(b) 15,190 116,203
Sun Country Airlines Holdings,
Inc. * 4,146 142,125
258,328
Banks - 0.1%
Patriot National Bancorp, Inc. *
17,287 172,351
PNBK Holdings LLC, Class A
(3)*(c)(d) 2,090,900 478,189
PNBK Holdings LLC, Class B
(3)*(c)(d) 3,218 –
650,540
Beverages - 0.0% (a)
Duckhorn Portfolio, Inc. (The) * 277 4,648
Biotechnology - 0.0% (a)
Adagene , Inc., ADR (China) *
488 8,760
Bolt Biotherapeutics , Inc. *
279 9,182
Cullinan Oncology, Inc. *
235 9,792
Decibel Therapeutics, Inc. *
488 5,544
Edgewise Therapeutics, Inc. *
835 27,138
Finch Therapeutics Group, Inc. *
1,385 22,035
Gracell Biotechnologies, Inc., ADR
(China) * 1,646 25,348
Immunocore Holdings plc, ADR
(United Kingdom) * 496 21,115
Instil Bio, Inc. *
1,213 30,422
LAVA Therapeutics NV
(Netherlands) * 1,111 16,876
Olink Holding AB, ADR (Sweden) *
278 10,008
Precigen , Inc. *(b)
17,632 121,485
Sana Biotechnology, Inc. *
318 10,643
318,348
Building Products - 0.0% (a)
Hayward Holdings, Inc. * 20,747 350,209
Capital Markets - 27.5%
26 Capital Acquisition Corp., Class
A * 148,400 1,439,480
890 5th Avenue Partners, Inc. *
1 10
890 5th Avenue Partners, Inc.,
Class A * 82,665 801,024
Accelerate Acquisition Corp. *
470,000 4,667,100
Ackrell Spac Partners I Co. *
73,575 746,786
Adit EdTech Acquisition Corp. *
82,500 794,475
Advanced Merger Partners, Inc. *
82,400 824,000
Aequi Acquisition Corp., Class A *
150,000 1,447,500
AF Acquisition Corp. *
378,584 3,732,838
Alkuri Global Acquisition Corp. *
145,981 1,442,292
American Acquisition Opportunity,
Inc. * 117,000 1,170,000
Anzu Special Acquisition Corp. I *
206,667 2,062,537
INVESTMENTS SHARES VALUE ($)
Capital Markets - 27.5% (continued)
Archimedes Tech SPAC Partners
Co. * 132,000 1,305,480
Arrowroot Acquisition Corp. *
83,000 825,020
Astrea Acquisition Corp. *
82,666 819,220
Athena Technology Acquisition
Corp. * 131,733 1,302,839
Athlon Acquisition Corp., Class A *
82,666 796,900
Atlantic Avenue Acquisition Corp. *
292,000 2,943,360
Atlantic Coastal Acquisition Corp. *
685,417 6,751,357
Atlas Crest Investment Corp. II *
82,467 825,082
Aurora Acquisition Corp. (United
Kingdom) * 37,500 388,125
Authentic Equity Acquisition Corp.,
Class A * 82,532 799,735
B Riley Principal 150 Merger Corp.
* 83,333 833,330
Bite Acquisition Corp. *
83,200 821,184
BOA Acquisition Corp. *
81,964 812,263
Bright Lights Acquisition Corp.,
Class A * 64,000 614,400
Broadscale Acquisition Corp. *
82,667 819,230
Build Acquisition Corp. *
405,000 3,997,350
CA Healthcare Acquisition Corp. *
82,600 817,740
Capstar Special Purpose
Acquisition Corp., Class A * 100,000 976,000
Carney Technology Acquisition
Corp. II * 489,429 4,855,136
CC Neuberger Principal Holdings
II, Class A * 58,200 573,852
CF Acquisition Corp. IV, Class A *
235,500 2,300,835
CF Acquisition Corp. V *
83,100 829,338
CF Acquisition Corp. VI *
111,000 1,098,900
CF Acquisition Corp. VIII *
194,000 1,924,480
Churchill Capital Corp. VI *
83,000 834,980
Churchill Capital Corp. VII *
83,000 827,510
Clarim Acquisition Corp. *
177,333 1,764,463
Class Acceleration Corp., Class
Acceleration * 83,333 824,997
Climate Real Impact Solutions II
Acquisition Corp. * 83,238 832,380
CM Life Sciences II, Inc. *
7,400 94,720
Colicity , Inc. *
114,546 1,156,915
Compute Health Acquisition Corp. *
92,402 932,336
Concord Acquisition Corp., Class
A * 287,324 2,810,029
Conx Corp., Class A *
50,000 498,500
Corner Growth Acquisition Corp.,
Class A * 150,000 1,468,500
Crucible Acquisition Corp. *
2 21
D & Z Media Acquisition Corp. *
82,360 814,540
DD3 Acquisition Corp. II (Mexico) *
73,575 754,880
Decarbonization Plus Acquisition
Corp. II * 82,778 832,747
Decarbonization Plus Acquisition
Corp. III * 488,000 4,860,480
DHB Capital Corp. *
148,000 1,465,200
DiamondHead Holdings Corp. *
82,800 820,548

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 27.5% (continued)
Digital Transformation
Opportunities Corp. * 82,933 819,378
dMY Technology Group, Inc. IV *
83,000 833,337
DPCM Capital, Inc. *
2 21
E.Merge Technology Acquisition
Corp. * 2 20
E.Merge Technology Acquisition
Corp., Class A * 64,998 633,730
ECP Environmental Growth
Opportunities Corp. * 82,467 827,144
Edify Acquisition Corp., Class A *
83,100 801,915
Empowerment & Inclusion Capital I
Corp., Class A * 79,666 770,370
Environmental Impact Acquisition
Corp. * 83,250 840,825
Epiphany Technology Acquisition
Corp. * 2 20
EQ Health Acquisition Corp. *
87,656 868,671
Equity Distribution Acquisition
Corp. * 1 10
Equity Distribution Acquisition
Corp., Class A * 150,000 1,486,500
Evo Acquisition Corp. *
19,320 191,848
Executive Network Partnering
Corp., Class A * 192,500 1,871,100
FAST Acquisition Corp. II *
97,000 964,180
Figure Acquisition Corp. I *
118,800 1,202,256
FinServ Acquisition Corp. II *
83,167 828,759
Fintech Acquisition Corp. V *
1 12
First Reserve Sustainable Growth
Corp. (2)* 82,500 823,350
FirstMark Horizon Acquisition
Corp., Class A * 102,700 1,027,000
Flame Acquisition Corp. *
131,733 1,308,109
Foresight Acquisition Corp. *
135,407 1,345,946
Forest Road Acquisition Corp. II *
83,111 827,786
Fortistar Sustainable Solutions
Corp. * 44,567 441,213
Fortress Value Acquisition Corp.
III * 1 10
Fortress Value Acquisition Corp.
IV * 289,333 2,864,397
Forum Merger IV Corp. *
470,000 4,653,000
FoxWayne Enterprises Acquisition
Corp. * 34,500 357,075
FTAC Parnassus Acquisition Corp.
* 176,136 1,749,030
Fusion Acquisition Corp. II *
83,000 824,190
G&P Acquisition Corp. *
323,333 3,207,463
Gaming & Hospitality Acquisition
Corp. * 24,622 243,758
GigCapital4, Inc. *
99,692 983,960
Glass Houses Acquisition Corp. *
137,666 1,380,790
Glenfarne Merger Corp. *
164,666 1,633,487
GO Acquisition Corp. *
2 20
GO Acquisition Corp., Class A *
96,000 945,600
Goal Acquisitions Corp. *
84,630 850,531
Golden Arrow Merger Corp. *
395,200 3,932,240
INVESTMENTS SHARES VALUE ($)
Capital Markets - 27.5% (continued)
Gores Guggenheim, Inc. *
826,667 8,208,803
Gores Holdings VII, Inc. *
83,333 829,997
Gores Holdings VIII, Inc. *
83,333 833,330
Gores Metropoulos II, Inc. *
82,400 833,888
Gores Technology Partners II, Inc. *
83,067 828,178
Gores Technology Partners, Inc. *
82,800 830,484
Group Nine Acquisition Corp.,
Class A * 82,812 811,558
Growth Capital Acquisition Corp. *
96,600 956,340
GS Acquisition Holdings Corp. II,
Class A * 82,000 855,260
GX Acquisition Corp. II *
413,000 4,101,090
Hamilton Lane Alliance Holdings
I, Inc. * 1 10
Hamilton Lane Alliance Holdings I,
Inc., Class A * 82,749 806,803
Haymaker Acquisition Corp. III *
83,147 826,481
Health Assurance Acquisition Corp.
* 2 22
Healthcare Capital Corp. *
101,625 1,003,039
Hennessy Capital Investment Corp.
V * 82,520 835,102
Hudson Executive Investment
Corp. II * 83,100 815,211
Hudson Executive Investment
Corp. III * 206,667 2,050,137
IG Acquisition Corp., Class A *
100,000 988,000
Ignyte Acquisition Corp. *
35,000 350,700
INSU Acquisition Corp. III (2)*
74,200 739,032
InterPrivate II Acquisition Corp. *
82,500 815,925
InterPrivate III Financial Partners,
Inc. * 82,500 813,450
InterPrivate IV InfraTech Partners,
Inc. * 83,000 820,870
Isleworth Healthcare Acquisition
Corp. * 129,333 1,253,237
JOFF Fintech Acquisition Corp. *
83,183 827,671
Kadem Sustainable Impact Corp. *
303,095 3,000,641
Kensington Capital Acquisition
Corp. II * 82,700 848,502
Khosla Ventures Acquisition Co. *
82,667 834,937
Khosla Ventures Acquisition Co. II,
Class A * 281,500 2,840,335
Khosla Ventures Acquisition Co. III,
Class A * 370,000 3,696,300
KKR Acquisition Holdings I Corp. *
124,000 1,241,240
KL Acquisition Corp. *
2 20
KL Acquisition Corp., Class A *
79,065 770,093
Landcadia Holdings IV, Inc. *
338,000 3,346,200
Lefteris Acquisition Corp. *
1 10
Lefteris Acquisition Corp., Class A *
76,932 755,472
Liberty Media Acquisition Corp. *
26,775 286,760
Live Oak Mobility Acquisition Corp.
* 88,800 886,224
LMF Acquisition Opportunities,
Inc. * 27,333 277,703
Locust Walk Acquisition Corp. *
79,712 801,106
Longview Acquisition Corp. II *
185,000 1,857,400

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 27.5% (continued)
Lux Health Tech Acquisition Corp. *
2 21
M3-Brigade Acquisition II Corp. *
1,240,000 12,300,800
Mason Industrial Technology, Inc. *
151,556 1,506,467
MCAP Acquisition Corp. *
148,000 1,472,600
MDH Acquisition Corp. *
84,000 834,960
Mission Advancement Corp. *
111,000 1,104,450
Montes Archimedes Acquisition
Corp., Class A * 150,000 1,467,000
Monument Circle Acquisition Corp.
* 82,750 815,915
Motion Acquisition Corp., Class A *
187,836 1,850,185
Mudrick Capital Acquisition Corp.
II, Class A * 200,000 1,970,000
Music Acquisition Corp. (The) *
46,650 465,567
Newbury Street Acquisition Corp. *
176,000 1,740,640
NightDragon Acquisition Corp. *
83,333 849,997
Northern Genesis Acquisition Corp.
II * 82,925 849,152
Northern Genesis Acquisition Corp.
III * 230,000 2,295,400
Northern Star Investment Corp. III *
82,667 822,537
Northern Star Investment Corp.
IV * 82,667 820,057
Novus Capital Corp. II *
141,867 1,418,670
OCA Acquisition Corp. *
111,538 1,114,265
Omnichannel Acquisition Corp.,
Class A * 200,000 1,952,000
One Equity Partners Open Water
I Corp. * 82,325 820,780
Orion Acquisition Corp. *
83,333 832,497
Oyster Enterprises Acquisition
Corp. * 83,000 820,870
Patria Investments Ltd., Class A *
3,709 64,611
Periphas Capital Partnering Corp. *
76,167 1,869,900
Pine Island Acquisition Corp. *
1 10
Pine Island Acquisition Corp.,
Class A * 97,902 979,999
Pine Technology Acquisition Corp. *
640,000 6,348,800
Pivotal Investment Corp. III *
82,833 828,330
Power & Digital Infrastructure
Acquisition Corp. * 37,889 383,437
Priveterra Acquisition Corp. *
93,300 927,402
Progress Acquisition Corp. *
83,000 820,870
Property Solutions Acquisition
Corp. II * 296,400 2,919,540
PropTech Investment Corp. II *
1 10
PWP Forward Acquisition Corp. I *
161,667 1,595,653
Recharge Acquisition Corp., Class
A * 150,000 1,467,000
Revolution Healthcare Acquisition
Corp. * 82,533 829,457
Rice Acquisition Corp., Class A *
337,077 3,407,848
Roman DBDR Tech Acquisition
Corp., Class A * 200,000 1,990,000
Rosecliff Acquisition Corp. I *
82,667 820,057
Roth Ch Acquisition III Co. *
6,267 62,607
Rotor Acquisition Corp. *
1 10
RXR Acquisition Corp. *
92,500 911,125
INVESTMENTS SHARES VALUE ($)
Capital Markets - 27.5% (continued)
Sandbridge X2 Corp. *
82,500 824,175
Science Strategic Acquisition Corp.
Alpha * 82,482 819,871
SCP & CO Healthcare Acquisition
Co. * 83,125 828,756
Seven Oaks Acquisition Corp. *
135,500 1,380,745
Silver Spike Acquisition Corp. II *
80,000 795,200
SilverBox Engaged Merger Corp.
I * 97,917 970,357
Simon Property Group Acquisition
Holdings, Inc. * 83,000 834,150
Social Leverage Acquisition Corp.
I * 82,667 822,537
Spartacus Acquisition Corp., Class
A * 150,000 1,483,500
Spartan Acquisition Corp. III *
82,778 830,263
SportsTek Acquisition Corp. *
137,400 1,365,756
Star Peak Corp. II *
1 10
Star Peak Corp. II, Class A *
63,756 644,573
Stratim Cloud Acquisition Corp. *
444,000 4,440,000
Sustainable Development
Acquisition I Corp. * 83,673 830,873
Tastemaker Acquisition Corp.,
Class A * 144,166 1,404,177
TCW Special Purpose Acquisition
Corp. * 413,333 4,112,663
Tech and Energy Transition Corp. *
370,000 3,700,000
Thimble Point Acquisition Corp. *
82,833 828,330
Thunder Bridge Capital Partners
III, Inc. * 84,094 831,690
Tishman Speyer Innovation Corp.
II * 83,167 833,333
TLG Acquisition One Corp. *
83,183 825,175
Tribe Capital Growth Corp. I *
258,067 2,593,573
Tuscan Holdings Corp. II *
40,000 403,600
TWC Tech Holdings II Corp. *
2 20
TWC Tech Holdings II Corp., Class
A * 100,000 984,000
Twelve Seas Investment Co. II *
98,800 973,180
USHG Acquisition Corp. *
82,600 830,130
VectoIQ Acquisition Corp. II, Class
A * 157,000 1,557,440
Velocity Acquisition Corp. *
82,625 814,683
Vinci Partners Investments Ltd.,
Class A (Brazil) * 2,482 32,638
Virtuoso Acquisition Corp., Class
A * 96,250 924,962
VPC Impact Acquisition Holdings
II * 106,667 1,051,737
VPC Impact Acquisition Holdings
III, Inc. * 106,667 1,052,803
Warburg Pincus Capital Corp. I-B *
60,000 598,800
Warrior Technologies Acquisition
Co. * 82,833 820,047
Yellowstone Acquisition Co., Class
A * 150,000 1,498,500
Z-Work Acquisition Corp. *
82,667 825,843
283,289,142

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Commercial Services & Supplies - 0.0% (a)
Driven Brands Holdings, Inc. * 2,478 62,991
Distributors - 0.0% (a)
ThredUp , Inc., Class A * 278 6,486
Diversified Consumer Services - 0.0% (a)
Coursera, Inc. * 2,574 115,830
Electrical Equipment - 0.1%
Shoals Technologies Group, Inc.,
Class A * 24,729 860,075
Electronic Equipment, Instruments & Components - 0.3%
FLIR Systems, Inc. 47,235 2,667,360
Entertainment - 0.2%
Live Nation Entertainment, Inc. *(b)
26,386 2,233,575
Playtika Holding Corp. *
2,439 66,365
2,299,940
Health Care Equipment & Supplies - 0.1%
Bioventus , Inc., Class A *
122 1,864
Lucira Health, Inc. *
3,958 47,892
Ortho Clinical Diagnostics Holdings
plc * 49,638 957,765
Talis Biomedical Corp. *
974 12,516
1,020,037
Health Care Providers & Services - 0.0% (a)
Apria, Inc. *
2,436 68,037
Innovage Holding Corp. *
3,972 102,438
Signify Health, Inc., Class A *
6,091 178,223
348,698
Hotels, Restaurants & Leisure - 0.6%
Great Canadian Gaming Corp.
(Canada) * 183,064 6,303,158
Household Durables - 0.1%
Dream Finders Homes, Inc., Class
A * 2,473 59,525
Vizio Holding Corp., Class A *
20,826 505,031
564,556
Insurance - 0.0% (a)
Oscar Health, Inc., Class A * 5,296 142,356
Interactive Media & Services - 0.0% (a)
Bumble, Inc., Class A * 6,091 379,957
Internet & Direct Marketing Retail - 1.4%
Alibaba Group Holding Ltd., ADR
(China) *(b) 3,910 886,514
Booking Holdings, Inc. *(b)
2,432 5,666,171
Etsy, Inc. *(b)
12,470 2,514,825
Grubhub , Inc. *
92,529 5,551,740
Poshmark , Inc., Class A *
1,470 59,682
14,678,932
INVESTMENTS SHARES VALUE ($)
IT Services - 0.1%
Affirm Holdings, Inc. *
4,902 346,669
DigitalOcean Holdings, Inc. *
2,081 87,673
TELUS International CDA, Inc.
(Philippines) * 3,743 104,729
539,071
Life Sciences Tools & Services - 0.1%
Illumina, Inc. *(b) 2,310 887,179
Machinery - 0.2%
Desktop Metal, Inc., Class A * 163,698 2,439,100
Media - 2.0%
Discovery, Inc., Class A *
122,944 5,343,146
Shaw Communications, Inc., Class
B (Canada) 401,924 10,451,879
ViacomCBS , Inc.
107,063 4,828,541
Zhihu , Inc., ADR (China) *
5,568 45,157
20,668,723
Oil, Gas & Consumable Fuels - 0.3%
Seven Generations Energy Ltd.,
Class A (Canada) * 410,926 2,779,399
Pharmaceuticals - 0.3%
4d pharma plc, ADR (United
Kingdom) * 11,767 139,204
Achilles Therapeutics plc, ADR
(United Kingdom) * 1,287 21,300
Aphria , Inc. (Canada) *
11,242 206,515
GW Pharmaceuticals plc, ADR
(United Kingdom) * 13,044 2,829,244
Pharvaris NV (Netherlands) *
620 17,397
Prometheus Biosciences, Inc. *
277 5,058
Terns Pharmaceuticals, Inc. *
620 13,640
3,232,358
Real Estate Management & Development - 0.1%
CA Immobilien Anlagen AG
(Austria) (2) 32,107 1,359,616
Semiconductors & Semiconductor Equipment - 1.1%
Dialog Semiconductor plc (United
Kingdom) (2)* 142,090 10,712,879
Software - 0.1%
ACV Auctions, Inc., Class A *
1,388 48,039
Alignment Healthcare, Inc. *
2,784 61,053
Cloopen Group Holding Ltd., ADR
(China) * 1,464 20,101
Olo , Inc., Class A *
2,764 72,942
ON24, Inc. *
4,990 242,065
Qualtrics International, Inc., Class
A * 3,783 124,498
SEMrush Holdings, Inc., Class A *
1,388 16,531
Tuya , Inc., ADR (China) *
138 2,917
Viant Technology, Inc., Class A *
2,654 140,370
728,516

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Specialty Retail - 0.1%
Cricut , Inc., Class A *
6,942 137,382
JOANN, Inc. *
20,747 210,582
MYT Netherlands Parent BV, ADR
(Germany) * 7,896 223,141
Petco Health & Wellness Co., Inc. *
24,499 542,898
1,114,003
Thrifts & Mortgage Finance - 0.5%
Sagen MI Canada, Inc. (Canada) 136,766 4,728,641
Tobacco - 0.0% (a)
RLX Technology, Inc., ADR (China)
* 6,182 64,045
Wireless Telecommunication Services - 0.1%
Cleveland Unlimited (3)*(c)(d) 1 1,243,246
TOTAL COMMON STOCKS
(Cost $365,948,178) 364,818,367
CONVERTIBLE PREFERRED STOCKS - 0.6%
Electric Utilities - 0.3%
NextEra Energy, Inc.
$50 par, 4.87%, 9/1/2022 (2)
(b) 50,000 2,870,000
Gas Utilities - 0.1%
South Jersey Industries, Inc.
$50 par, 8.75%, 4/1/2024 (2)
(b) 21,525 1,069,577
Media - 0.1%
ViacomCBS , Inc.
Series A, $100 par, 5.75%,
4/1/2024 (2)(b) 16,950 1,138,193
Multi-Utilities - 0.1%
CenterPoint Energy, Inc.
Series B, $50 par, 7.00%,
9/1/2021 (2)(b) 39,775 1,661,004
TOTAL CONVERTIBLE PREFERRED STOCKS
(Cost $7,210,715) 6,738,774
CLOSED END FUNDS - 2.0%
Advent Convertible and Income
Fund 59,566 1,052,531
Apollo Tactical Income Fund, Inc.
12,110 180,197
Barings Global Short Duration High
Yield Fund 21,408 344,241
BlackRock California Municipal
Income Trust 2,946 42,305
BlackRock Energy and Resources
Trust 19,432 172,556
BlackRock Enhanced Capital and
Income Fund, Inc. 18,116 349,820
BlackRock Enhanced Equity
Dividend Trust 19,605 185,463
BlackRock MuniHoldings Fund,
Inc. 6,670 106,720
BlackRock MuniVest Fund, Inc.
27,616 256,829
BlackRock MuniYield Fund, Inc.
28,416 407,770
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 2.0% (continued)
BlackRock MuniYield Investment
Fund 1,792 24,980
BlackRock MuniYield New Jersey
Fund, Inc. 5,408 78,470
BlackRock MuniYield Pennsylvania
Quality Fund 3,696 54,479
Blackstone Long-Short Credit
Income Fund 22,235 314,403
Blackstone Senior Floating Rate
Term Fund 22,314 347,206
Blackstone Strategic Credit Fund
26,202 349,273
BNY Mellon Strategic Municipal
Bond Fund, Inc. 9,938 77,815
Boulder Growth & Income Fund,
Inc. 64,164 807,183
Calamos Convertible and High
Income Fund 45,497 678,360
Calamos Convertible Opportunities
and Income Fund 42,261 600,951
Central Securities Corp.
5,069 192,166
Clough Global Equity Fund
17,911 272,068
Clough Global Opportunities Fund
18,406 225,474
Delaware Investments Minnesota
Municipal Income Fund II, Inc. 5,333 70,342
DoubleLine Income Solutions Fund
9,556 173,537
DTF Tax-Free Income, Inc.
4,626 66,383
DWS Municipal Income Trust
3,952 46,041
DWS Strategic Municipal Income
Trust 3,826 45,262
Eaton Vance Tax-Advantaged
Global Dividend Income Fund 12,415 237,002
Eaton Vance Tax-Advantaged
Global Dividend Opportunities
Fund 5,622 147,690
Federated Hermes Premier
Municipal Income Fund 6,250 90,813
First Trust Dynamic Europe Equity
Income Fund 45,161 573,545
First Trust Energy Income and
Growth Fund 31,642 423,686
Gabelli Dividend & Income Trust
(The) 38,842 930,654
Gabelli Healthcare & WellnessRx
Trust (The) 1,851 23,063
GAMCO Natural Resources Gold &
Income Trust 15,220 76,404
GDL Fund (The)
7,091 63,323
Guggenheim Enhanced Equity
Income Fund 107,622 775,955
Invesco Pennsylvania Value
Municipal Income Trust 7,579 98,906
Invesco Trust for Investment Grade
New York Municipals 11,477 150,463
John Hancock Tax-Advantaged
Dividend Income Fund 430 10,101
KKR Income Opportunities Fund
32,793 518,785
LMP Capital and Income Fund, Inc.
43,420 551,434
Macquarie Global Infrastructure
Total Return Fund, Inc. 22,421 490,123

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
CLOSED END FUNDS - 2.0% (continued)
MFS Municipal Income Trust
37,782 257,673
Miller/Howard High Dividend Fund
25,084 240,806
New Germany Fund, Inc. (The)
913 18,050
Nuveen AMT-Free Municipal Value
Fund 2,460 40,541
Nuveen California Municipal Value
Fund 558 5,703
Nuveen Core Equity Alpha Fund
1,990 30,268
Nuveen Diversified Dividend and
Income Fund 26,878 254,803
Nuveen Dow 30sm Dynamic
Overwrite Fund 44,593 724,636
Nuveen New Jersey Quality
Municipal Income Fund 12,846 186,010
Nuveen Real Asset Income and
Growth Fund 1,758 25,878
Nuveen Real Estate Income Fund
39,219 376,110
Nuveen S&P 500 Buy-Write
Income Fund 48,768 657,393
Nuveen S&P 500 Dynamic
Overwrite Fund 9,857 162,936
Nuveen Short Duration Credit
Opportunities Fund 13,402 189,236
Nuveen Tax-Advantaged Dividend
Growth Fund 29,681 448,480
Nuveen Tax-Advantaged Total
Return Strategy Fund 26,020 279,455
Nuveen Virginia Quality Municipal
Income Fund 6,632 108,102
PIMCO New York Municipal
Income Fund II 1,105 12,453
Principal Real Estate Income Fund
987 13,329
RiverNorth Opportunistic Municipal
Income Fund, Inc. 4,832 106,159
Royce Micro-Cap Trust, Inc.
54,973 621,195
Royce Value Trust, Inc.
28,719 520,101
Sprott Focus Trust, Inc.
9,913 77,619
Swiss Helvetia Fund, Inc. (The)
4,062 35,705
Tri-Continental Corp.
11,831 383,679
Virtus AllianzGI Convertible &
Income Fund 65,953 373,294
Virtus AllianzGI Convertible &
Income Fund II 152,062 757,269
Virtus AllianzGI Diversified Income
& Convertible Fund 6,104 191,849
Virtus AllianzGI Equity &
Convertible Income Fund 17,901 501,407
Voya Global Advantage and
Premium Opportunity Fund 18,754 179,476
Voya Global Equity Dividend and
Premium Opportunity Fund 7,981 45,492
Western Asset Intermediate Muni
Fund, Inc. 15,288 142,026
Western Asset Managed
Municipals Fund, Inc. 29,671 385,426
Western Asset Municipal Partners
Fund, Inc. 2,742 42,007
TOTAL CLOSED END FUNDS
(Cost $16,583,500) 21,079,338
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
CORPORATE BONDS - 0.7%
Auto Components - 0.1%
Goodyear Tire & Rubber Co. (The)
5.25%, 4/30/2031 (2) $ 1,500,000 1,500,000
Diversified Financial Services - 0.1%
Element Fleet Management Corp. (Canada)
1.60%, 4/6/2024 (2)(e) 750,000 749,123
Independent Power and Renewable Electricity Producers - 0.1%
Aegean Marine Petroleum Network, Inc. Escrow
0.00%, 12/15/2021 (3)(c)(f) 2,375,000 344,375
Insurance - 0.1%
GA Global Funding Trust
1.00%, 4/8/2024 (2)(e) 750,000 749,160
Met Tower Global Funding
0.70%, 4/5/2024 (2)(e) 228,000 227,906
977,066
Oil, Gas & Consumable Fuels - 0.1%
Black Elk Energy Escrow
13.75%, 12/1/2015 (3)(c)(d)(f) 2,833,436 158,788
NSA Bondco Ltd. (Norway)
12.00%, 8/31/2021 (3)(c)(g) 3,958,260 257,829
Vine Energy Holdings LLC
6.75%, 4/15/2029 (2)(e) 757,000 757,000
1,173,617
Real Estate Management & Development - 0.2%
Hunt Cos., Inc.
5.25%, 4/15/2029 (2)(e) 2,270,000 2,270,000
TOTAL CORPORATE BONDS
(Cost $10,162,068) 7,014,181
CONVERTIBLE BONDS - 43.8%
Airlines - 5.1%
American Airlines Group, Inc.
6.50%, 7/1/2025 (2)(b) 12,225,000 20,996,437
GOL Equity Finance SA (Brazil)
3.75%, 7/15/2024 (2)(b)(e) 1,025,000 843,939
Southwest Airlines Co.
1.25%, 5/1/2025 (2)(b) 17,875,000 30,689,141
52,529,517
Automobiles - 0.0% (a)
Winnebago Industries, Inc.
1.50%, 4/1/2025 (2)(b) 150,000 207,750
Biotechnology - 2.2%
Avid SPV LLC
1.25%, 3/15/2026 (2)(b)(e) 2,300,000 2,441,013
BioMarin Pharmaceutical, Inc.
1.25%, 5/15/2027 (2)(b)(e) 825,000 808,995
Inovio Pharmaceuticals, Inc.
6.50%, 3/1/2024 (2)(b) 2,075,000 3,613,197
Ironwood Pharmaceuticals, Inc.
0.75%, 6/15/2024 (2)(b) 1,400,000 1,537,315
1.50%, 6/15/2026 (2)(b) 5,400,000 6,095,164
MannKind Corp.
2.50%, 3/1/2026 (2)(b)(e) 3,125,000 3,152,344
Precigen , Inc.
3.50%, 7/1/2023 (2)(b) 2,550,000 2,175,805

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Biotechnology - 2.2% (continued)
PTC Therapeutics, Inc.
1.50%, 9/15/2026 (2)(b)(e) $ 2,050,000 2,387,225
22,211,058
Communications Equipment - 0.7%
Harmonic, Inc.
2.00%, 9/1/2024 (2)(b) 2,225,000 2,500,455
Infinera Corp.
2.50%, 3/1/2027 (2)(b) 2,925,000 4,223,193
6,723,648
Consumer Finance - 0.8%
EZCORP, Inc.
2.88%, 7/1/2024 (2)(b) 475,000 435,243
2.38%, 5/1/2025 (2)(b) 1,025,000 829,609
LendingTree , Inc.
0.50%, 7/15/2025 (2)(b)(e) 7,500,000 6,801,562
8,066,414
Diversified Financial Services - 0.1%
Element Fleet Management Corp. (Canada)
4.25%, 6/30/2024 (2)(b) CAD 1,100,000 1,120,395
Diversified Telecommunication Services - 0.3%
Bandwidth, Inc.
0.50%, 4/1/2028 (2)(b)(e) $ 2,625,000 2,546,250
Electrical Equipment - 1.3%
Plug Power, Inc.
3.75%, 6/1/2025 (2)(b)(e) 1,825,000 12,991,311
Electronic Equipment, Instruments & Components - 0.5%
Insight Enterprises, Inc.
0.75%, 2/15/2025 (2)(b) 1,375,000 2,020,185
OSI Systems, Inc.
1.25%, 9/1/2022 (2)(b) 2,900,000 3,126,562
5,146,747
Energy Equipment & Services - 0.1%
Helix Energy Solutions Group, Inc.
4.13%, 9/15/2023 (2)(b) 1,125,000 1,076,166
Entertainment - 0.1%
IMAX Corp.
0.50%, 4/1/2026 (2)(b)(e) 1,175,000 1,161,840
Equity Real Estate Investment Trusts (REITs) - 0.5%
CorEnergy Infrastructure Trust, Inc.
5.88%, 8/15/2025 (2)(b) 2,300,000 2,099,101
GEO Corrections Holdings, Inc.
6.50%, 2/23/2026 (2)(b)(e) 3,300,000 3,445,959
5,545,060
Food & Staples Retailing - 0.1%
Chefs' Warehouse, Inc. (The)
1.88%, 12/1/2024 (2)(b)(e) 1,025,000 1,035,014
Food Products - 0.5%
Beyond Meat, Inc.
0.00%, 3/15/2027 (2)(b)(e) 5,175,000 4,945,359
Health Care Equipment & Supplies - 1.2%
Cutera , Inc.
2.25%, 3/15/2026 (2)(b)(e) 2,650,000 2,976,215
Envista Holdings Corp.
2.38%, 6/1/2025 (2)(b)(e) 1,325,000 2,711,347
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Health Care Equipment & Supplies - 1.2% (continued)
Haemonetics Corp.
0.00%, 3/1/2026 (2)(b)(e) $ 2,575,000 2,439,812
NuVasive , Inc.
1.00%, 6/1/2023 (2)(b)(e) 50,000 52,969
Varex Imaging Corp.
4.00%, 6/1/2025 (2)(b)(e) 3,100,000 3,811,063
11,991,406
Health Care Providers & Services - 1.7%
Accolade, Inc.
0.50%, 4/1/2026 (2)(b)(e) 1,800,000 1,969,875
Anthem, Inc.
2.75%, 10/15/2042 (2)(b) 1,279,000 6,409,453
Oak Street Health, Inc.
0.00%, 3/15/2026 (2)(b)(e) 9,575,000 9,572,542
17,951,870
Health Care Technology - 0.5%
Evolent Health, Inc.
3.50%, 12/1/2024 (2)(b)(e) 3,300,000 4,389,000
Vocera Communications, Inc.
0.50%, 9/15/2026 (2)(b)(e) 1,300,000 1,190,313
5,579,313
Hotels, Restaurants & Leisure - 5.1%
Airbnb, Inc.
0.00%, 3/15/2026 (2)(b)(e) 10,500,000 10,962,000
Bloomin ' Brands, Inc.
5.00%, 5/1/2025 (2)(b)(e) 975,000 2,353,406
Carnival Corp.
5.75%, 4/1/2023 (2)(b)(e) 8,850,000 24,833,100
DraftKings , Inc.
0.00%, 3/15/2028 (2)(b)(e) 4,100,000 4,056,950
Royal Caribbean Cruises Ltd.
2.88%, 11/15/2023 (2)(b)(e) 8,100,000 10,521,900
52,727,356
Household Durables - 0.2%
GoPro, Inc.
1.25%, 11/15/2025 (2)(b)(e) 1,225,000 1,768,655
Insurance - 0.1%
HCI Group, Inc.
4.25%, 3/1/2037 (2)(b) 1,175,000 1,508,348
Interactive Media & Services - 1.6%
Eventbrite, Inc.
0.75%, 9/15/2026 (2)(b)(e) 2,600,000 2,684,500
JOYY, Inc. (China)
1.38%, 6/15/2026 (2)(b) 250,000 294,844
Liberty TripAdvisor Holdings, Inc.
0.50%, 6/30/2051 (2)(b)(e) 2,550,000 2,540,802
TripAdvisor, Inc.
0.25%, 4/1/2026 (2)(b)(e) 2,375,000 2,487,812
Twitter, Inc.
0.00%, 3/15/2026 (2)(b)(e) 9,475,000 8,953,875
16,961,833
Internet & Direct Marketing Retail - 1.9%
Groupon, Inc.
1.13%, 3/15/2026 (2)(b)(e) 4,250,000 4,252,656
Magnite , Inc.
0.25%, 3/15/2026 (2)(b)(e) 7,450,000 7,152,123

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Internet & Direct Marketing Retail - 1.9% (continued)
Match Group Financeco 3, Inc.
2.00%, 1/15/2030 (2)(b)(e) $ 4,675,000 8,344,875
19,749,654
IT Services - 1.7%
Fastly , Inc.
0.00%, 3/15/2026 (2)(b)(e) 2,975,000 2,973,141
Limelight Networks, Inc.
3.50%, 8/1/2025 (2)(b)(e) 725,000 664,825
Okta , Inc.
0.38%, 6/15/2026 (2)(b)(e) 2,850,000 3,323,812
Spotify USA, Inc.
0.00%, 3/15/2026 (2)(b)(e) 9,000,000 8,536,500
Square, Inc.
0.00%, 5/1/2026 (2)(b)(e) 1,450,000 1,615,880
17,114,158
Media - 1.8%
Cable One, Inc.
0.00%, 3/15/2026 (2)(b)(e) 7,050,000 6,972,450
1.13%, 3/15/2028 (2)(b)(e) 3,100,000 3,123,250
DISH Network Corp.
0.00%, 12/15/2025 (2)(b)(e) 8,075,000 8,543,350
18,639,050
Oil, Gas & Consumable Fuels - 1.3%
CNX Resources Corp.
2.25%, 5/1/2026 (2)(b)(e) 2,180,000 2,945,834
EQT Corp.
1.75%, 5/1/2026 (2)(b)(e) 4,175,000 6,132,240
Scorpio Tankers, Inc. (Monaco)
3.00%, 5/15/2025 (2)(b)(e) 2,100,000 2,058,000
SFL Corp. Ltd. (Norway)
5.75%, 10/15/2021 (2)(b) 2,600,000 2,600,000
13,736,074
Pharmaceuticals - 0.6%
Omeros Corp.
5.25%, 2/15/2026 (2)(b) 4,725,000 5,853,330
Tilray , Inc. (Canada)
5.00%, 10/1/2023 (2)(b) 400,000 367,250
6,220,580
Real Estate Management & Development - 0.5%
Colliers International Group, Inc. (Canada)
4.00%, 6/1/2025 (2)(b)(e) 750,000 1,377,187
Redfin Corp.
0.00%, 10/15/2025 (2)(b)(e) 850,000 993,969
0.50%, 4/1/2027 (2)(b)(e) 3,100,000 3,158,125
5,529,281
Semiconductors & Semiconductor Equipment - 5.7%
Canadian Solar, Inc. (Canada)
2.50%, 10/1/2025 (2)(b)(e) 3,450,000 5,205,360
Enphase Energy, Inc.
0.00%, 3/1/2026 (2)(b)(e) 3,575,000 3,335,475
0.00%, 3/1/2028 (2)(b)(e) 2,400,000 2,213,942
MACOM Technology Solutions Holdings, Inc.
0.25%, 3/15/2026 (2)(b)(e) 2,550,000 2,578,023
Novellus Systems, Inc.
2.63%, 5/15/2041 (2)(b) 2,400,000 45,430,002
58,762,802
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Software - 7.6%
Blackline, Inc.
0.00%, 3/15/2026 (2)(b)(e) $ 9,550,000 9,269,469
Ceridian HCM Holding, Inc.
0.25%, 3/15/2026 (2)(b)(e) 11,175,000 10,755,937
Datadog , Inc.
0.13%, 6/15/2025 (2)(b)(e) 12,300,000 14,521,687
Dropbox, Inc.
0.00%, 3/1/2026 (2)(b)(e) 5,450,000 5,603,281
0.00%, 3/1/2028 (2)(b)(e) 5,500,000 5,675,313
Five9, Inc.
0.50%, 6/1/2025 (2)(b)(e) 1,425,000 1,902,375
i3 Verticals LLC
1.00%, 2/15/2025 (2)(b)(e) 1,775,000 1,821,594
PROS Holdings, Inc.
2.25%, 9/15/2027 (2)(b)(e) 5,425,000 6,811,766
Rapid7, Inc.
2.25%, 5/1/2025 (2)(b)(e) 800,000 1,133,520
0.25%, 3/15/2027 (2)(b)(e) 1,550,000 1,508,344
RingCentral, Inc.
0.00%, 3/1/2025 (2)(b) 6,525,000 7,148,953
0.00%, 3/15/2026 (2)(b)(e) 4,475,000 4,525,344
Tyler Technologies, Inc.
0.25%, 3/15/2026 (2)(b)(e) 6,775,000 7,177,265
77,854,848
TOTAL CONVERTIBLE BONDS
(Cost $365,102,505) 451,401,757
NO. OF
RIGHTS
RIGHTS - 0.1%
Biotechnology - 0.0% (a)
Ambit Biosciences Corp., CVR
(3)*(c)(d) 146,272 94,351
Tobira Therapeutics, Inc., CVR
(3)*(c)(d) 11,880 138,381
232,732
—
Capital Markets - 0.1%
Benessere Capital Acquisition
Corp., expiring 12/23/2025 * 55,000 17,985
Big Rock Partners Acquisition
Corp., expiring 12/1/2022 * 200,000 420,000
Breeze Holdings Acquisition Corp.,
expiring 5/23/2022 * 55,000 14,300
Edoc Acquisition Corp., expiring
11/30/2027 * 55,000 21,472
GigCapital2, Inc., expiring
2/28/2026 * 153,000 50,490
Greenvision Acquisition Corp.,
expiring 10/28/2024 * 170,000 98,600
622,847
—
TOTAL RIGHTS
(Cost $–) 855,579

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS VALUE ($)
WARRANTS - 4.3%
Aerospace & Defense - 0.1%
AerSale Corp., expiring
12/22/2025 * 336,119 736,101
PAE, Inc., expiring 2/10/2025
* 66,666 146,665
882,766
Auto Components - 0.0% (a)
Aeva Technologies, Inc.,
expiring 10/29/2024 * 68,750 228,250
Biotechnology - 0.4%
180 Life Sciences Corp.,
expiring 11/7/2025 * 500,000 449,950
DermTech , Inc., expiring
8/29/2024 * 446,823 3,574,629
Xynomic Pharmaceuticals
Holdings, Inc., expiring
5/15/2024 (2)* 75,000 5,287
4,029,866
Building Products - 0.0% (a)
View, Inc., expiring 8/1/2027 * 81,546 141,890
Capital Markets - 2.4%
10X Capital Venture
Acquisition Corp., expiring
10/29/2027 * 84,000 150,360
26 Capital Acquisition Corp.,
expiring 12/31/2027 * 74,200 58,618
7GC & Co. Holdings, Inc.,
expiring 12/31/2026 * 67,750 51,558
890 5th Avenue Partners,
Inc., expiring 12/31/2027 * 27,555 22,044
Adit EdTech Acquisition
Corp., expiring 12/31/2027 * 41,250 20,625
Aequi Acquisition Corp.,
expiring 11/30/2027 * 107,000 101,650
Alpha Healthcare Acquisition
Corp., expiring 2/17/2026 * 70,000 209,300
Altitude Acquisition Corp.,
expiring 11/30/2027 * 96,300 162,747
Amplitude Healthcare
Acquisition Corp., expiring
12/1/2026 * 46,875 38,437
Apex Technology Acquisition
Corp., expiring 9/30/2026 * 40,000 104,800
Athlon Acquisition Corp.,
expiring 3/5/2026 * 41,333 22,237
Atlas Crest Investment Corp.,
expiring 1/31/2026 * 160,000 288,000
Authentic Equity Acquisition
Corp., expiring 12/31/2027 * 41,266 26,410
Benessere Capital Acquisition
Corp., expiring 12/31/2027 * 41,250 19,387
Better World Acquisition
Corp., expiring 11/15/2027 * 49,500 50,985
Big Cypress Acquisition
Corp., expiring 12/7/2025 * 27,500 16,500
Big Rock Partners Acquisition
Corp., expiring 12/1/2022 * 100,000 971,000
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.4% (continued)
BowX Acquisition Corp.,
expiring 12/31/2025 * 94,933 206,954
Breeze Holdings Acquisition
Corp., expiring 5/25/2027 * 55,000 35,200
Bright Lights Acquisition
Corp., expiring 12/31/2027 * 32,000 19,200
Capitol Investment Corp. V,
expiring 12/31/2027 * 116,944 157,874
Capstar Special Purpose
Acquisition Corp., expiring
7/9/2027 * 146,000 103,660
Cascade Acquisition Corp.,
expiring 11/30/2027 * 103,250 92,925
CBRE Acquisition Holdings,
Inc., expiring 12/31/2027 * 40,785 37,522
CC Neuberger Principal
Holdings II, expiring
7/29/2025 * 127,050 139,831
CF Acquisition Corp. IV,
expiring 12/14/2025 * 78,500 70,650
CF Finance Acquisition Corp.
III, expiring 9/30/2027 * 85,600 119,840
CHP Merger Corp., expiring
11/22/2024 * 125,000 93,887
Churchill Capital Corp. II,
expiring 7/24/2024 * 23,333 34,300
Churchill Capital Corp. V,
expiring 10/29/2027 * 10,350 13,351
CM Life Sciences, Inc.,
expiring 9/24/2027 * 11,142 56,379
Collective Growth Corp.,
expiring 12/31/2024 * 155,150 341,330
Concord Acquisition Corp.,
expiring 11/28/2025 * 190,333 171,300
Conx Corp., expiring
10/30/2027 * 92,500 109,150
Corner Growth Acquisition
Corp., expiring 12/31/2027 * 110,400 109,296
Crescent Acquisition Corp.,
expiring 3/7/2024 * 200,000 228,000
Crucible Acquisition Corp.,
expiring 12/26/2025 * 26,565 36,925
Decarbonization Plus
Acquisition Corp., expiring
10/2/2025 * 250,000 467,500
Deerfield Healthcare
Technology Acquisitions
Corp., expiring 7/16/2025 * 333 966
Delwinds Insurance
Acquisition Corp., expiring
8/1/2027 * 47,500 25,175
DFP Healthcare Acquisitions
Corp., expiring 4/1/2025 * 1,875 2,250
dMY Technology Group, Inc.
II, expiring 7/29/2027 * 37,973 159,714
dMY Technology Group, Inc.
III, expiring 1/31/2026 * 35,680 82,064
DPCM Capital, Inc., expiring
10/14/2027 * 127,866 159,832

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.4% (continued)
Dune Acquisition Corp.,
expiring 10/29/2027 * 22,884 14,197
E.Merge Technology
Acquisition Corp., expiring
7/30/2025 * 121,666 115,583
East Resources Acquisition
Co., expiring 7/1/2027 * 219,000 177,412
Edify Acquisition Corp.,
expiring 12/31/2027 * 41,550 20,775
Edoc Acquisition Corp.,
expiring 11/30/2027 * 55,000 19,267
EdtechX Holdings Acquisition
Corp. II, expiring 6/15/2027 * 40,875 18,398
Empowerment & Inclusion
Capital I Corp., expiring
12/31/2027 * 39,833 19,916
Epiphany Technology
Acquisition Corp., expiring
12/31/2027 * 65,416 54,295
Equity Distribution Acquisition
Corp., expiring 9/9/2025 * 94,933 102,528
Executive Network Partnering
Corp., expiring 9/25/2028 * 95,000 80,037
Experience Investment Corp.,
expiring 9/1/2026 * 66,666 166,665
Falcon Capital Acquisition
Corp., expiring 8/20/2027 * 18,986 29,238
Fast Acquisition Corp.,
expiring 8/25/2027 * 193,421 560,921
FinServ Acquisition Corp.,
expiring 12/31/2026 * 100,000 345,000
Fintech Acquisition Corp. IV,
expiring 12/31/2025 * 67,730 98,209
Fintech Acquisition Corp. V,
expiring 10/31/2025 * 33,727 80,945
FirstMark Horizon Acquisition
Corp., expiring 9/26/2025 * 100,900 156,395
Foley Trasimene Acquisition
Corp., expiring 7/17/2025 * 133,333 213,333
Forest Road Acquisition
Corp., expiring 12/31/2027 * 38,066 102,398
Fortress Value Acquisition
Corp. II, expiring 8/10/2027 * 39,872 62,998
Fortress Value Acquisition
Corp. III, expiring 12/31/2027
* 15,939 16,577
Forum Merger III Corp.,
expiring 8/24/2027 * 151,893 288,597
Fusion Acquisition Corp.,
expiring 6/1/2027 * 205,000 237,800
GCM Grosvenor, Inc.,
expiring 11/17/2025 * 300,000 351,000
GigCapital2, Inc., expiring
7/1/2024 * 153,000 114,750
GigCapital3, Inc., expiring
7/2/2025 * 270,000 575,100
GO Acquisition Corp.,
expiring 8/31/2027 * 189,866 170,879
Golden Falcon Acquisition
Corp., expiring 11/4/2026 * 64,925 46,097
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.4% (continued)
Good Works Acquisition
Corp., expiring 10/22/2025 * 89,133 170,244
Gores Holdings V, Inc.,
expiring 8/10/2027 * 56,960 88,288
Gores Holdings VI, Inc.,
expiring 8/24/2027 * 1,570 6,201
Greenrose Acquisition Corp.,
expiring 5/11/2024 * 90,000 74,745
Greenvision Acquisition
Corp., expiring 10/28/2024 * 170,000 168,300
Group Nine Acquisition Corp.,
expiring 1/14/2026 * 27,604 18,495
GS Acquisition Holdings
Corp. II, expiring 8/20/2025 * 20,500 45,100
GX Acquisition Corp.,
expiring 5/24/2026 * 200,000 220,000
Hamilton Lane Alliance
Holdings I, Inc., expiring
1/8/2026 * 27,583 19,046
Health Assurance Acquisition
Corp., expiring 11/12/2025 * 95,166 246,480
Healthcare Services
Acquisition Corp., expiring
12/31/2027 * 55,650 34,503
Holicity , Inc., expiring
8/4/2027 * 113,920 340,621
Hudson Executive Investment
Corp., expiring 6/21/2025 * 225,500 326,975
HumanCo Acquisition Corp.,
expiring 12/31/2027 * 15,277 20,166
Hunter Maritime Acquisition
Corp., expiring 3/21/2024 * 470,000 1,551
IG Acquisition Corp., expiring
10/5/2027 * 182,500 175,200
Industrial Tech Acquisitions,
Inc., expiring 6/8/2027 * 140,000 161,000
Isleworth Healthcare
Acquisition Corp., expiring
8/2/2027 * 64,666 30,393
Juniper Industrial Holdings,
Inc., expiring 11/13/2026 * 150,000 412,500
Kingswood Acquisition Corp.,
expiring 5/1/2027 * 112,062 59,404
KINS Technology Group, Inc.,
expiring 12/31/2025 * 78,500 51,025
KL Acquisition Corp., expiring
1/12/2028 * 26,355 17,133
KludeIn I Acquisition Corp.,
expiring 7/8/2027 * 28,833 16,146
Landcadia Holdings III, Inc.,
expiring 10/1/2027 * 320,666 480,999
Lefteris Acquisition Corp.,
expiring 10/23/2025 * 185,333 216,840
Legato Merger Corp.,
expiring 12/31/2025 * 82,714 39,703
Leisure Acquisition Corp.,
expiring 12/28/2022 * 125,000 103,750
LGL Systems Acquisition
Corp., expiring 11/12/2026 * 14,375 18,112

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.4% (continued)
LightJump Acquisition Corp.,
expiring 12/31/2027 * 27,000 13,500
Lion Group Holding Ltd.,
expiring 4/30/2026 (Hong
Kong) * 80,000 43,600
Lionheart Acquisition Corp. II,
expiring 2/14/2026 * 299,040 215,309
Live Oak Acquisition Corp. II,
expiring 12/7/2025 * 59,000 84,370
Lux Health Tech Acquisition
Corp., expiring 11/30/2027 * 154,666 230,452
MedTech Acquisition Corp.,
expiring 12/18/2025 * 45,166 49,683
Merida Merger Corp. I,
expiring 11/7/2026 * 75,000 87,000
Montes Archimedes
Acquisition Corp., expiring
12/31/2025 * 253,600 215,560
Motion Acquisition Corp.,
expiring 10/2/2027 * 138,461 145,384
Mudrick Capital Acquisition
Corp. II, expiring 9/10/2027 * 285,500 179,894
NavSight Holdings, Inc.,
expiring 1/1/2030 * 284,800 449,984
Nebula Caravel Acquisition
Corp., expiring 10/1/2025 * 4,494 6,831
New Beginnings Acquisition
Corp., expiring 11/1/2026 * 54,400 35,686
New Providence Acquisition
Corp., expiring 9/1/2024 * 100,000 357,000
NewHold Investment Corp.,
expiring 3/10/2025 * 166,680 276,689
North Mountain Merger
Corp., expiring 9/16/2025 * 77,010 84,711
Northern Genesis Acquisition
Corp., expiring 7/31/2027 * 90,687 539,588
Northern Star Acquisition
Corp., expiring 8/29/2025 * 273,666 823,735
Northern Star Investment
Corp. II, expiring 1/31/2028 * 16,500 22,605
Omnichannel Acquisition
Corp., expiring 12/30/2027 * 285,500 228,486
Osprey Technology
Acquisition Corp., expiring
12/30/2024 * 75,000 126,750
OTR Acquisition Corp.,
expiring 12/31/2025 * 54,347 33,152
Pershing Square Tontine
Holdings Ltd., expiring
7/24/2025 * 22,500 183,375
Pine Island Acquisition Corp.,
expiring 10/29/2027 * 190,333 275,983
PMV Consumer Acquisition
Corp., expiring 8/31/2027 * 146,000 112,420
Population Health Investment
Co., Inc., expiring 10/1/2025 * 38,400 40,704
PROMECAP Acquisition
Co. SAB de CV, expiring
3/23/2023 (Mexico) (3)*(c) 400,000 17,613
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.4% (continued)
Property Solutions Acquisition
Corp., expiring 8/28/2027 * 250,830 649,650
PropTech Investment Corp. II,
expiring 12/31/2027 * 57,659 58,236
Recharge Acquisition Corp.,
expiring 10/5/2027 * 139,000 107,336
Replay Acquisition Corp.,
expiring 4/8/2024 * 115,000 143,750
Revolution Acceleration
Acquisition Corp., expiring
12/10/2026 * 42,800 85,600
Rice Acquisition Corp.,
expiring 10/26/2027 * 290,942 430,594
Rodgers Silicon Valley
Acquisition Corp., expiring
11/30/2025 * 48,150 193,563
Roman DBDR Tech
Acquisition Corp., expiring
10/31/2025 * 185,500 140,553
Roth Ch Acquisition II Co.,
expiring 9/16/2025 * 27,250 34,607
Rotor Acquisition Corp.,
expiring 6/15/2027 * 41,416 26,920
Sandbridge Acquisition Corp.,
expiring 9/14/2027 * 174,850 177,473
Seaport Global Acquisition
Corp., expiring 12/31/2025 * 86,250 47,437
Senior Connect Acquisition
Corp. I, expiring 12/31/2027 * 78,500 55,774
Software Acquisition Group,
Inc. II, expiring 3/17/2027 * 269,000 454,610
Spartacus Acquisition Corp.,
expiring 10/31/2027 * 275,000 176,000
Spartan Acquisition Corp. II,
expiring 11/28/2025 * 114,200 208,986
Sports Entertainment
Acquisition Corp., expiring
10/30/2025 * 106,800 117,480
Stable Road Acquisition
Corp., expiring 5/15/2026 * 62,500 272,500
Star Peak Corp. II, expiring
12/24/2025 * 15,939 23,749
Star Peak Energy Transition
Corp., expiring 8/11/2025 * 40,829 577,730
Starboard Value Acquisition
Corp., expiring 9/10/2027 * 42,720 64,080
Supernova Partners
Acquisition Co., Inc., expiring
10/13/2025 * 140,800 260,480
Tailwind Acquisition Corp.,
expiring 9/7/2027 * 313,280 319,546
Tastemaker Acquisition Corp.,
expiring 12/31/2025 * 72,083 41,952
Thayer Ventures Acquisition
Corp., expiring 1/1/2030 * 57,400 34,440
TS Innovation Acquisitions
Corp., expiring 12/31/2026 * 190,333 384,473
Tuscan Holdings Corp.,
expiring 4/1/2026 * 148,458 478,035

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Capital Markets - 2.4% (continued)
Tuscan Holdings Corp. II,
expiring 7/16/2025 * 95,000 76,000
TWC Tech Holdings II Corp.,
expiring 9/15/2027 * 132,906 139,551
VectoIQ Acquisition Corp. II,
expiring 12/31/2027 * 31,400 39,564
Virtuoso Acquisition Corp.,
expiring 12/31/2027 * 48,125 28,875
Vistas Media Acquisition Co.,
Inc., expiring 8/1/2026 * 130,690 81,028
Yellowstone Acquisition Co.,
expiring 10/21/2025 * 153,000 122,400
Zanite Acquisition Corp.,
expiring 10/8/2025 * 128,400 161,784
24,286,783
Commercial Services & Supplies - 0.1%
Estre Ambiental , Inc., expiring
12/22/2022 (Brazil) * 661,870 3,376
PureCycle Technologies, Inc.,
expiring 3/17/2026 * 63,000 875,070
878,446
Construction & Engineering - 0.0% (a)
iSun , Inc., expiring 6/20/2024
* 122,916 129,062
Limbach Holdings, Inc.,
expiring 7/20/2021 (2)* 168,252 20,190
149,252
Consumer Finance - 0.0% (a)
Roan Holdings Group Co.
Ltd., expiring 7/6/2021
(China) * 142,386 1,039
Diversified Consumer Services - 0.0% (a)
OneSpaWorld Holdings
Ltd., expiring 3/19/2024
(Bahamas) * 99,990 371,963
Diversified Financial Services - 0.1%
Paysafe Ltd., expiring
12/31/2028 * 111,942 484,709
Electrical Equipment - 0.2%
Eos Energy Enterprises, Inc.,
expiring 5/6/2026 * 187,198 1,666,062
Fusion Fuel Green plc,
expiring 12/10/2025 (Ireland)
* 54,000 253,800
1,919,862
Energy Equipment & Services - 0.1%
National Energy Services
Reunited Corp., expiring
6/6/2023 * 259,500 552,735
Entertainment - 0.0% (a)
CuriosityStream , Inc.,
expiring 10/14/2025 * 54,560 272,800
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Food Products - 0.1%
AppHarvest , Inc., expiring
1/30/2026 * 165,908 1,111,584
Whole Earth Brands, Inc.,
expiring 6/25/2025 * 78,327 169,186
1,280,770
Health Care Providers & Services - 0.0% (a)
New Frontier Health Corp.,
expiring 7/25/2023 (Hong
Kong) (3)*(c) 32,837 96,212
SOC Telemed , Inc., expiring
10/30/2025 * 87,500 79,625
175,837
Health Care Technology - 0.0% (a)
Multiplan Corp., expiring
10/8/2025 * 22,500 21,647
Hotels, Restaurants & Leisure - 0.1%
Allied Esports Entertainment,
Inc., expiring 8/9/2024 * 141,800 45,376
BurgerFi International, Inc.,
expiring 1/15/2023 * 250,000 987,500
Hall of Fame Resort &
Entertainment Co., expiring
7/1/2025 * 122,980 202,917
Inspired Entertainment, Inc.,
expiring 12/23/2021 * 175,587 94,817
Simplicity Esports and
Gaming Co., expiring
11/20/2023 * 101,605 34,038
Target Hospitality Corp.,
expiring 3/15/2024 * 53,333 9,066
1,373,714
Household Durables - 0.0% (a)
Landsea Homes Corp.,
expiring 1/7/2026 * 240,000 60,528
Insurance - 0.1%
International General
Insurance Holdings Ltd.,
expiring 3/17/2025 (Jordan)
(2)* 117,500 91,885
MetroMile , Inc., expiring
2/9/2026 * 75,946 234,673
Sagicor Financial Co. Ltd.,
expiring 12/5/2024 (Canada)
(3)*(c) 154,500 19,671
Sirius International Insurance
Group Ltd., expiring
11/5/2023 (3)*(c) 276,625 109,267
455,496
Interactive Media & Services - 0.0% (a)
Glory Star New Media Group
Holdings Ltd., expiring
2/20/2025 (Hong Kong) * 370,000 53,650

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Internet & Direct Marketing Retail - 0.1%
Porch Group, Inc., expiring
12/23/2025 * 81,250 499,688
Reebonz Holding Ltd.,
expiring 12/19/2023
(Singapore) (3)*(c) 75,000 442
500,130
IT Services - 0.1%
American Virtual Cloud
Technologies, Inc., expiring
4/7/2025 * 250,000 195,000
BM Technologies, Inc.,
expiring 9/21/2023 * 128,200 256,400
Exela Technologies, Inc.,
expiring 7/12/2022 * 880,354 87,947
Global Blue Group Holding
AG, expiring 8/28/2025
(Switzerland) * 33,333 40,333
Grid Dynamics Holdings, Inc.,
expiring 9/30/2023 * 90,000 547,200
Verra Mobility Corp., expiring
10/17/2023 (2)* 66,666 317,997
1,444,877
Media - 0.0% (a)
Advantage Solutions, Inc.,
expiring 10/28/2025 * 3,750 12,037
Digital Media Solutions, Inc.,
expiring 7/15/2025 * 125,000 205,000
217,037
Metals & Mining - 0.0% (a)
Hycroft Mining Holding Corp.,
expiring 2/12/2025 * 158,844 82,615
Mortgage Real Estate Investment Trusts (REITs) - 0.0% (a)
Broadmark Realty Capital,
Inc., expiring 11/15/2024 * 131,393 29,958
Oil, Gas & Consumable Fuels - 0.0% (a)
Altus Midstream Co., expiring
11/12/2023 (2)* 125,000 8,562
Brooge Energy Ltd., expiring
12/20/2024 (United Arab
Emirates) (2)* 191,000 152,800
Falcon Minerals Corp.,
expiring 8/23/2023 * 222,879 54,160
NextDecade Corp., expiring
7/24/2022 (2)* 547,770 15,338
230,860
Personal Products - 0.0% (a)
Apollo Healthcare Corp.,
expiring 1/3/2022 (Canada)
(2)* 569,631 99,721
Pharmaceuticals - 0.1%
4d pharma plc, expiring
3/9/2026 (United Kingdom) * 125,000 136,250
Ayr Wellness, Inc., expiring
5/24/2024 (Canada) * 30,000 617,809
Nuvation Bio, Inc., expiring
7/7/2027 * 12,666 33,818
INVESTMENTS
NO. OF
WARRANTS
VALUE ($)
Pharmaceuticals - 0.1% (continued)
Reviva Pharmaceuticals
Holdings, Inc., expiring
12/25/2025 * 250,000 115,000
902,877
Professional Services - 0.0% (a)
Akerna Corp., expiring
8/1/2024 * 7,500 10,125
Road & Rail - 0.0% (a)
Daseke , Inc., expiring
2/27/2022 * 378,003 128,445
Software - 0.2%
BTRS Holdings, Inc., expiring
1/12/2026 * 150,000 712,500
GTY Technology Holdings,
Inc., expiring 2/19/2024 * 314,900 251,920
Kaleyra , Inc., expiring
3/6/2025 * 281,250 1,237,500
Phunware , Inc., expiring
12/26/2023 * 58,632 23,635
2,225,555
Specialty Retail - 0.0% (a)
Kaixin Auto Holdings, expiring
4/30/2024 (Hong Kong) * 125,000 18,438
LXRandCo , Inc., expiring
6/9/2022 (Canada) (3)*(c) 1,274,000 15,206
33,644
Technology Hardware, Storage & Peripherals - 0.0% (a)
Borqs Technologies, Inc.,
expiring 8/18/2022 (China) * 373,500 41,085
Thrifts & Mortgage Finance - 0.0% (a)
UWM Holdings Corp.,
expiring 1/21/2026 * 12,500 22,250
Trading Companies & Distributors - 0.1%
Alta Equipment Group, Inc.,
expiring 4/8/2024 * 85,000 297,500
Nesco Holdings, Inc., expiring
1/1/2025 * 83,328 167,489
464,989
TOTAL WARRANTS
(Cost $509,016) 44,056,171
NO. OF
UNITS
SECURITIES IN LITIGATION - 0.0% (a)
Health Care Equipment & Supplies - 0.0% (a)
DEMC Ltd., Class A (3)*(c)(d) 12,969 –
DEMC Ltd., Class A-2 (3)*(c)(d) 368,190,309 73,281
DEMC Ltd., Class A-3 (3)*(c)(d) 276,484,781,980 262,660
DEMC Ltd., Class B (3)*(c)(d) 10,488 –
DEMC Ltd., Class B-2 (3)*(c)(d) 513,897,326 514
DEMC Ltd., Class B-3 (3)*(c)(d) 489,352,292,604 –
TOTAL SECURITIES IN LITIGATION
(Cost $777,825) 336,455

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 35.2%
INVESTMENT COMPANIES - 17.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (h)( i ) 1,357,085 1,357,085
Limited Purpose Cash Investment
Fund, 0.01% (h)(j) 179,812,516 179,758,572
UBS Select Treasury Preferred
Fund, Class I, 0.01% (h) 1,680 1,680
TOTAL INVESTMENT COMPANIES
(Cost $181,104,956) 181,117,337
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 17.6%
U.S. Treasury Bills
0.09%, 6/24/2021 (2)(k) $ 11,088,000 11,087,677
0.09%, 7/8/2021 (2)(k) 8,357,000 8,356,625
0.07%, 7/15/2021 (2)(k) 22,650,000 22,649,092
0.08%, 7/22/2021 (2)(b)(k) 19,148,000 19,147,106
0.08%, 7/29/2021 (2)(b)( i )(k) 23,789,000 23,787,525
0.07%, 8/5/2021 (2)(b)( i )(k) 12,500,000 12,499,125
0.05%, 8/12/2021 (2)( i )(k) 6,387,000 6,386,434
0.06%, 8/19/2021 (2)( i )(k) 22,703,000 22,700,881
0.05%, 8/26/2021 (2)( i )(k) 20,528,000 20,526,009
0.06%, 9/2/2021 (2)( i )(k) 34,757,000 34,753,469
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $181,865,160) 181,893,943
TOTAL SHORT-TERM INVESTMENTS
(Cost $362,970,116) 363,011,280
TOTAL LONG POSITIONS
(Cost $1,129,263,923) 1,259,311,902
SHARES
SHORT POSITIONS - (30.4)%
COMMON STOCKS - (28.1)%
Aerospace & Defense - (0.2)%
PAE, Inc. *
(37,332) (336,735)
Teledyne Technologies, Inc. *
(3,391) (1,402,687)
(1,739,422)
Airlines - (3.7)%
American Airlines Group, Inc. *
(641,435) (15,330,296)
Southwest Airlines Co. *
(380,962) (23,261,540)
(38,591,836)
Automobiles - 0.0% (a)
Winnebago Industries, Inc. (1,765) (135,393)
Biotechnology - (1.5)%
Avid Bioservices , Inc. *
(78,064) (1,423,107)
BioMarin Pharmaceutical, Inc. *
(2,641) (199,422)
DermTech , Inc. *
(87,130) (4,425,333)
Inovio Pharmaceuticals, Inc. *
(320,867) (2,977,646)
Ironwood Pharmaceuticals, Inc. *
(321,673) (3,596,304)
MannKind Corp. *
(401,640) (1,574,429)
PTC Therapeutics, Inc. *
(26,933) (1,275,277)
(15,471,518)
INVESTMENTS SHARES VALUE ($)
Capital Markets - 0.0%
Penson Worldwide, Inc. (3)*(c) (212,307) –
Communications Equipment - (0.4)%
Harmonic, Inc. *
(167,042) (1,309,609)
Infinera Corp. *
(312,969) (3,013,892)
(4,323,501)
Construction & Engineering - 0.0% (a)
Limbach Holdings, Inc. * (10,000) (105,600)
Consumer Finance - (0.1)%
EZCORP, Inc., Class A *
(21,850) (108,594)
LendingTree , Inc. *
(5,367) (1,143,171)
(1,251,765)
Diversified Consumer Services - 0.0% (a)
OneSpaWorld Holdings Ltd.
(Bahamas) * (29,997) (319,468)
Diversified Financial Services - (0.1)%
Element Fleet Management Corp.
(Canada) (61,162) (669,195)
Diversified Telecommunication Services - (0.1)%
Bandwidth, Inc., Class A * (9,957) (1,261,950)
Electric Utilities - (0.2)%
NextEra Energy, Inc. (28,557) (2,159,195)
Electrical Equipment - (1.2)%
Plug Power, Inc. * (358,856) (12,861,399)
Electronic Equipment, Instruments & Components - (0.3)%
Insight Enterprises, Inc. *
(16,705) (1,593,991)
OSI Systems, Inc. *
(13,147) (1,263,427)
(2,857,418)
Energy Equipment & Services - (0.2)%
Helix Energy Solutions Group,
Inc. * (41,585) (210,004)
National Energy Services Reunited
Corp. * (110,323) (1,364,696)
(1,574,700)
Entertainment - (0.2)%
Spotify Technology SA * (7,381) (1,977,739)
Equity Real Estate Investment Trusts (REITs) - (0.2)%
GEO Group, Inc. (The) (247,107) (1,917,550)
Food & Staples Retailing - 0.0% (a)
Chefs' Warehouse, Inc. (The) * (11,725) (357,143)
Food Products - (0.2)%
Beyond Meat, Inc. * (15,827) (2,059,409)
Health Care Equipment & Supplies - (0.6)%
China Medical Technologies, Inc.,
ADR (China) (3)*(c) (35,303) –
Cutera , Inc. *
(57,512) (1,728,236)
Envista Holdings Corp. *
(56,747) (2,315,278)
NuVasive , Inc. *
(267) (17,504)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Health Care Equipment & Supplies - (0.6)% (continued)
Varex Imaging Corp. *
(108,733) (2,227,939)
(6,288,957)
Health Care Providers & Services - (1.0)%
Anthem, Inc.
(18,054) (6,480,483)
New Frontier Health Corp., Class A
(Hong Kong) * (25,146) (284,150)
Oak Street Health, Inc. *
(71,366) (3,873,033)
(10,637,666)
Health Care Technology - (0.3)%
Evolent Health, Inc., Class A * (130,363) (2,633,333)
Hotels, Restaurants & Leisure - (3.3)%
Airbnb, Inc., Class A *
(19,644) (3,691,893)
Bloomin ' Brands, Inc. *
(76,278) (2,063,320)
Carnival Corp. *
(840,750) (22,313,505)
Royal Caribbean Cruises Ltd. *
(68,727) (5,883,719)
Target Hospitality Corp. *
(10,667) (26,774)
(33,979,211)
Household Durables - (0.3)%
GoPro, Inc., Class A *
(103,741) (1,207,545)
Purple Innovation, Inc. *
(62,270) (1,970,846)
(3,178,391)
Insurance - (0.1)%
HCI Group, Inc. (15,062) (1,157,063)
Interactive Media & Services - (1.0)%
Eventbrite, Inc., Class A *
(62,471) (1,384,357)
JOYY, Inc., ADR (China)
(1,790) (167,777)
Match Group, Inc. *
(48,294) (6,634,630)
Twitter, Inc. *
(31,333) (1,993,719)
(10,180,483)
Internet & Direct Marketing Retail - (0.7)%
Just Eat Takeaway.com NV
(Germany) (2)*(e) (62,087) (5,712,989)
Magnite , Inc. *
(44,785) (1,863,504)
(7,576,493)
IT Services - (0.5)%
Fastly , Inc., Class A *
(16,495) (1,109,784)
I3 Verticals, Inc., Class A *
(26,057) (811,024)
Limelight Networks, Inc. *
(30,309) (108,203)
Okta , Inc. *
(8,189) (1,805,101)
Square, Inc., Class A *
(2,777) (630,518)
Verra Mobility Corp. *
(64,494) (872,926)
(5,337,556)
Media - (1.9)%
Cable One, Inc.
(2,477) (4,528,848)
Discovery, Inc., Class C *
(143,594) (5,297,183)
DISH Network Corp., Class A *
(134,048) (4,852,537)
INVESTMENTS SHARES VALUE ($)
Media - (1.9)% (continued)
ViacomCBS , Inc., Class A
(104,295) (4,919,595)
(19,598,163)
Multi-Utilities - (0.1)%
CenterPoint Energy, Inc. (63,495) (1,438,162)
Oil, Gas & Consumable Fuels - (0.9)%
ARC Resources Ltd. (Canada)
(455,452) (2,797,875)
CNX Resources Corp. *
(130,732) (1,921,760)
EQT Corp. *
(211,533) (3,930,283)
Falcon Minerals Corp.
(75,000) (336,750)
(8,986,668)
Pharmaceuticals - (0.4)%
Jazz Pharmaceuticals plc *
(138) (22,683)
Omeros Corp. *
(197,609) (3,517,440)
Tilray , Inc., Class 2 (Canada) *
(9,422) (214,162)
(3,754,285)
Real Estate Management & Development - (0.2)%
Colliers International Group, Inc.
(Canada) (11,256) (1,105,789)
Redfin Corp. *
(8,206) (546,438)
(1,652,227)
Semiconductors & Semiconductor Equipment - (5.0)%
Canadian Solar, Inc. (Canada) *
(76,208) (3,782,203)
Enphase Energy, Inc. *
(11,354) (1,841,165)
Lam Research Corp.
(76,322) (45,429,907)
(51,053,275)
Software - (3.2)%
Blackline, Inc. *
(17,770) (1,926,268)
Ceridian HCM Holding, Inc. *
(44,800) (3,775,296)
Datadog , Inc., Class A *
(87,949) (7,329,670)
Dropbox, Inc., Class A *
(179,066) (4,773,900)
Five9, Inc. *
(7,955) (1,243,605)
Kaleyra , Inc. (Italy) *
(12,500) (176,250)
PROS Holdings, Inc. *
(101,191) (4,300,617)
Rapid7, Inc. *
(9,964) (743,414)
Rimini Street, Inc. *
(25,156) (225,649)
RingCentral, Inc., Class A *
(16,515) (4,919,488)
Tyler Technologies, Inc. *
(7,964) (3,380,957)
(32,795,114)
Trading Companies & Distributors - 0.0% (a)
Alta Equipment Group, Inc. * (9,640) (125,320)
TOTAL COMMON STOCKS
(Proceeds $(217,434,398)) (290,006,568)
PRINCIPAL
AMOUNT
CONVERTIBLE BONDS - (2.1)%
Diversified Financial Services - (0.2)%
JPMorgan Chase Bank NA
0.13%, 1/1/2023 (2)(e) $ (2,325,000) (2,590,980)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $487,133,865. In addition,
$38,319,878 of cash collateral was pledged.
(c) Security fair valued as of March 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
Entertainment - (0.3)%
Live Nation Entertainment, Inc.
2.50%, 3/15/2023 (2) $ (2,350,000) (3,282,715)
Internet & Direct Marketing Retail - (1.3)%
Booking Holdings, Inc.
0.75%, 5/1/2025 (2)(e) (6,200,000) (9,114,000)
Etsy, Inc.
0.13%, 9/1/2027 (2)(e) (3,325,000) (4,349,516)
(13,463,516)
Life Sciences Tools & Services - (0.3)%
Illumina, Inc.
0.00%, 8/15/2023 (2) (2,350,000) (2,787,687)
TOTAL CONVERTIBLE BONDS
(Proceeds $(18,694,068)) (22,124,898)
U.S. TREASURY OBLIGATIONS - (0.2)%
U.S. Treasury Bonds
1.63%, 11/15/2050 (2) (30,300) (25,149)
U.S. Treasury Notes
0.25%, 3/15/2024 (2) (1,729,600) (1,724,871)
TOTAL U.S. TREASURY OBLIGATIONS
(Proceeds $(1,751,774)) (1,750,020)
TOTAL SHORT POSITIONS
(Proceeds $(237,880,240)) (313,881,486)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 91.7%
(Cost $891,383,683) 945,430,416
OTHER ASSETS IN EXCESS OF
LIABILITIES - 8.3% (l) 85,678,489
NET ASSETS - 100.0% 1,031,108,905
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 29,281,468 2.9%
Consumer Discretionary 42,652,138 4.2
Consumer Staples 5,013,005 0.5
Energy 8,987,482 0.9
Financials 342,545,440 33.3
Health Care 33,886,816 3.3
Industrials 20,643,729 2.0
Information Technology 87,594,683 8.5
Materials 82,615 0.0 (a)
Real Estate 11,134,180 0.9
U.S. Treasury Obligations (1,750,020) (0.2)
Utilities 2,347,600 0.2
Short-Term Investments 363,011,280 35.2
Total Investments In Securities
At Value 945,430,416 91.7
Other Assets in Excess of
Liabilities (l) 85,678,489 8.3
Net Assets
$ 1,031,108,905 100.0%

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
March 31, 2021 amounted to $3,310,025, which represents approximately 0.32% of net assets of the fund.
(d) Restricted Security.
(e) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2021 amounted to $282,029,563, which represents approximately 27.35% of net assets of the fund.
(f) Defaulted security.
(g) Payment in-kind security.
(h) Represents 7-day effective yield as of March 31, 2021.
(i) All or a portion of the security pledged as collateral for swap contracts.
(j) For the period ended March 31, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(k) The rate shown was the effective yield at the date of purchase.
(l) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
Affiliate
Value
At
12/31/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2021
Shares
Held At
3/31/2021
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 17.4%
INVESTMENT COMPANIES - 17.4%
Limited Purpose
Cash Investment
Fund,
0.01% (a)
(Cost $179,746,191) $267,534,637 $403,216,664 $(491,018,426) $(21,241) $46,938 $179,758,572 179,812,516 $11,156 $–
(a) Represents 7-day effective yield as of March 31, 2021.
All bonds are denominated in US dollars, unless noted otherwise.
All securities are United States companies, unless noted otherwise in parentheses.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
(3) Level 3 security.
Credit default swap contracts outstanding - buy protection as of March 31, 2021:
Exchange Cleared
REFERENCE
ENTITY
FINANCING
RATE PAID
PAYMENT
FREQUENCY
MATURITY
DATE
CREDIT
SPREAD
NOTIONAL
AMOUNT
UPFRONT
PAYMENTS
(RECEIPTS)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Markit CDX North America
High Yield Index Series
36.V1 5.00 % Quarterly 6/20/2026 3.08 % USD 21,000,000 $ (1,784,758) $ (118,494) $ (1,903,252)
$ (1,784,758) $ (118,494) $ (1,903,252)
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts
S&P 500 E-Mini Index (320) 6/2021 USD $ (63,478,400) $ (545,133)
U.S. Treasury 10 Year Note (32) 6/2021 USD (4,190,000) 105,221
U.S. Treasury 5 Year Note (514) 6/2021 USD (63,426,797) 450,225
$ 10,313

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
Forward foreign currency contracts outstanding as of March 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CAD 8,505 USD 6,731 CITI 6/16/2021 $ 37
CAD 8,504 USD 6,730 JPMC 6/16/2021 37
USD 12,702,309 CAD 15,837,294 CITI 6/16/2021 98,840
USD 1,601,670 CAD 2,000,340 JPMC 6/16/2021 9,780
USD 7,999,340 EUR 6,570,174 CITI 6/16/2021 282,513
USD 6,643,050 EUR 5,454,934 JPMC 6/16/2021 236,099
USD 2,055,658 JPY 217,405,546 CITI 6/16/2021 90,836
USD 2,055,656 JPY 217,405,542 JPMC 6/16/2021 90,833
Total unrealized appreciation 808,975
CAD 1,611,148 USD 1,285,713 CITI 6/16/2021 (3,546)
CAD 2,835 USD 2,272 JPMC 6/16/2021 (16)
EUR 1,278,181 USD 1,549,174 CITI 6/16/2021 (47,920)
JPY 217,405,546 USD 2,055,711 CITI 6/16/2021 (90,889)
JPY 217,405,542 USD 2,055,714 JPMC 6/16/2021 (90,891)
USD 7,031,167 CAD 8,869,311 CITI 6/16/2021 (27,117)
USD 4,725,729 CAD 5,968,308 JPMC 6/16/2021 (23,908)
Total unrealized depreciation (284,287)
Net unrealized appreciation $ 524,688
Total Return Basket Swaps Outstanding at March 31, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
LIBOR plus or minus a specified spread
(-1.25%), which is denominated in USD
based on the local currencies of the
positions within the swap.
53-65 months
maturity
07/11/2024 $286,829 $(8,624) $27,414 $18,790
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
SONIA plus or minus a specified spread
(0.03%), which is denominated in GBP
based on the local currencies of the
positions within the swap.
56-59 months
maturity
ranging from
10/03/2025
- 01/14/2026 $3,031,087 $16,406 $(344) $16,062
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
Federal Funds Floating Rate plus or
minus a specified spread (0.02%), which
is denominated in USD based on the
local currencies of the positions within
the swap.
47 months
maturity
01/13/2025 $675,756 $4,071 $(88) $3,983

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
Federal Funds Floating Rate plus or
minus a specified spread (0.11%), which
is denominated in USD based on the
local currencies of the positions within
the swap.
47-58 months
maturity
ranging from
01/13/2025
- 12/02/2025 $9,668,877 $(192,981) $(6,871) $(199,852)
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
Federal Funds Floating Rate plus or
minus a specified spread (-1.00% to
0.30%), which is denominated in USD
based on the local currencies of the
positions within the swap.
40-61 months
maturity
ranging from
07/03/2023
- 01/22/2025 $920,500 $214,854 $(348) $214,506
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions and
fixed income positions and
pays or receives the OBFR
and LIBOR plus or minus a
specified spread (-0.19% to
0.07%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
61 months
maturity
06/25/2025 $423,571,171 $8,367,434 $523,777 $8,891,211
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
Israel
Wix.com Ltd., 0.00%, 8/15/2025 7,525,000 7,924,766 (309,842) (3.5)
Panama
Copa Holdings SA, 4.50%, 4/15/2025 5,500,000 9,618,781 3,584,731 40.3
United States
1Life Healthcare, Inc., 3.00%, 6/15/2025 6,325,000 7,602,205 674,410 7.6
Allegheny Technologies, Inc., 3.50%, 6/15/2025 4,650,000 7,351,131 2,850,433 32.1
Box, Inc., 0.00%, 1/15/2026 8,700,000 9,847,312 576,593 6.5
Chegg , Inc., 0.00%, 9/1/2026 9,620,000 10,341,500 (810,622) (9.1)
CNX Resources Corp., 2.25%, 5/1/2026 11,900,000 16,191,729 1,156,186 13.0
Coherus Biosciences, Inc., 1.50%, 4/15/2026 7,600,000 8,098,068 (725,782) (8.2)
Coupa Software, Inc., 0.38%, 6/15/2026 5,375,000 6,079,629 (1,761,464) (19.8)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
CryoLife , Inc., 4.25%, 7/1/2025 2,950,000 3,563,796 483,901 5.4
CyberArk Software Ltd., 0.00%, 11/15/2024 5,750,000 6,199,075 487,985 5.5
Dexcom , Inc., 0.25%, 11/15/2025 4,775,000 4,692,971 (172,850) (1.9)
Exact Sciences Corp., 0.38%, 3/1/2028 6,700,000 8,645,117 2,314,092 26.0
FireEye, Inc., 0.88%, 6/1/2024 5,175,000 5,843,396 977,576 11.0
GEO Corrections Holdings, Inc., 6.50%, 2/23/2026 5,200,000 5,465,041 33,480 0.4
Glaukos Corp., 2.75%, 6/15/2027 6,025,000 10,193,600 2,576,149 29.0
Innoviva , Inc., 2.50%, 8/15/2025 9,300,000 9,799,525 254,651 2.9
J2 Global, Inc., 1.75%, 11/1/2026 4,175,000 4,923,054 1,521,994 17.1
Liberty Media Corp., 0.50%, 12/1/2050 6,950,000 8,044,077 735,840 8.3
LivaNova USA, Inc., 3.00%, 12/15/2025 2,925,000 4,106,170 739,495 8.3
Luminex Corp., 3.00%, 5/15/2025 9,800,000 10,303,183 (378,161) (4.3)
Match Group Financeco 2, Inc., 0.88%, 6/15/2026 5,150,000 8,639,496 1,083,483 12.2
Palo Alto Networks, Inc., 0.38%, 6/1/2025 11,475,000 14,185,963 1,531,973 17.2
Palo Alto Networks, Inc., 0.75%, 7/1/2023 4,125,000 5,460,964 780,631 8.8
Parsons Corp., 0.25%, 8/15/2025 9,900,000 10,868,327 (63,392) (0.7)
PetIQ , Inc., 4.00%, 6/1/2026 2,975,000 4,254,761 (9,967) (0.1)
Pluralsight , Inc., 0.38%, 3/1/2024 4,050,000 3,970,279 269,584 3.0
Splunk , Inc., 1.13%, 6/15/2027 5,725,000 5,447,159 (854,203) (9.6)
Stride, Inc., 1.13%, 9/1/2027 7,425,000 6,829,127 (2,660) (0.0)
Under Armour , Inc., 1.50%, 6/1/2024 2,175,000 4,272,463 672,372 7.6
Veeco Instruments, Inc., 3.75%, 6/1/2027 3,675,000 6,180,764 1,895,744 21.3
Wayfair, Inc., 0.63%, 10/1/2025 13,000,000 13,928,733 112,563 1.3
WisdomTree Investments, Inc., 4.25%, 6/15/2023 4,400,000 5,486,330 1,139,755 12.8
Zynga, Inc., 0.00%, 12/15/2026 4,896,000 5,192,820 (722,038) (8.1)
SHARES
Short Positions
Common Stocks
Panama
Copa Holdings SA (92,620) (7,482,770) (2,309,349) (26.0)
United States
Allegheny Technologies, Inc. (243,220) (5,122,213) (2,220,365) (25.0)
Box, Inc. (229,343) (5,265,715) (745,400) (8.4)
Chegg , Inc. (59,034) (5,056,852) 704,168 7.9
CNX Resources Corp. (713,629) (10,490,346) (1,179,896) (13.3)
Coherus Biosciences, Inc. (248,505) (3,630,658) 541,602 6.1
Exact Sciences Corp. (42,343) (5,579,961) (1,301,530) (14.6)
Glaukos Corp. (91,296) (7,662,473) (2,216,065) (24.9)
Live Nation Entertainment, Inc. (48,594) (4,113,482) (473,798) (5.3)
Luminex Corp. (113,714) (3,627,477) (137,738) (1.5)
Match Group, Inc. (50,017) (6,871,335) (749,172) (8.4)
Palo Alto Networks, Inc. (37,140) (11,961,308) (371,560) (4.2)
Parsons Corp. (139,074) (5,624,153) (158,160) (1.8)
Under Armour , Inc. (194,958) (3,598,925) (607,139) (6.8)
Veeco Instruments, Inc. (220,835) (4,580,118) (1,390,779) (15.6)
Wayfair, Inc. (18,387) (5,787,308) (191,434) (2.2)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
equity positions and pays
or receives the AOISR plus
or minus a specified spread
(-0.04% to 0.04%), which is
denominated in AUD based
on the local currencies of the
positions within the swap.
57-61 months
maturity ranging
from 11/06/2025
- 03/11/2026 $15,121,083 $52,127 $(2,978) $49,149
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Coca-Cola Amatil Ltd. 1,050,930 10,746,984 18,455 37.5
Vocus Group Ltd. 1,052,568 4,374,099 33,672 68.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
LIBOR and Federal Funds
Floating Rate plus or minus a
specified spread (-0.41% to
0.03%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
58-61 months
maturity
ranging from
09/10/2024
- 04/01/2026 $514,639,190 $184,080 $1,359,500 $1,543,580
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
China Biologic Products Holdings, Inc. 38,577 4,567,903 (752) (0.0)
United Kingdom
GW Pharmaceuticals plc, ADR 25,775 5,590,598 88,452 5.7
United States
Aerojet Rocketdyne Holdings, Inc. 229,157 10,761,213 (1,316,562) (85.3)
Alexion Pharmaceuticals, Inc. 71,860 10,988,113 (363,044) (23.5)
Athene Holding Ltd. 168,912 8,513,165 (118,655) (7.7)
Cantel Medical Corp. 226,415 18,076,974 589,019 38.2
Change Healthcare, Inc. 364,055 8,045,616 (670,507) (43.4)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Coherent, Inc. 63,349 16,020,329 3,226,696 209.0
Cooper Tire & Rubber Co. 112,381 6,291,088 (12,831) (0.8)
CoreLogic , Inc. 100,866 7,993,630 31,486 2.0
Extended Stay America, Inc. 341,690 6,748,378 161,220 10.4
Five Prime Therapeutics, Inc. 299,391 11,278,059 (29,184) (1.9)
FLIR Systems, Inc. 188,944 10,669,668 721,028 46.7
Forterra , Inc. 358,963 8,345,890 (33,890) (2.2)
GenMark Diagnostics, Inc. 383,527 9,166,295 (113) (0.0)
HMS Holdings Corp. 173,416 6,412,057 74,559 4.8
IHS Markit Ltd. 119,494 11,564,629 961,777 62.3
Inphi Corp. 57,940 10,337,075 2,183,167 141.4
Kansas City Southern 34,294 9,050,872 445,889 28.9
Magellan Health, Inc. 81,095 7,561,298 6,371 0.4
Maxim Integrated Products, Inc. 100,497 9,182,411 2,215,978 143.6
Michaels Cos., Inc. (The) 370,085 8,119,665 28,150 1.8
NIC, Inc. 197,041 6,685,601 (25,904) (1.7)
People's United Financial, Inc. 252,146 4,513,413 (2,645) (0.2)
Perspecta , Inc. 259,377 7,534,902 27,855 1.8
PNM Resources, Inc. 173,580 8,514,099 (131,865) (8.5)
PRA Health Sciences, Inc. 101,998 15,639,353 479,455 31.1
RealPage , Inc. 72,094 6,286,597 (24,110) (1.6)
Slack Technologies, Inc. 263,842 10,719,900 (606,933) (39.3)
Sportsman's Warehouse Holdings, Inc. 727,440 12,541,066 (189,291) (12.3)
Talend SA, ADR 138,949 8,842,714 (134,635) (8.7)
TCF Financial Corp. 316,659 14,711,977 2,876,165 186.3
Varian Medical Systems, Inc. 37,232 6,572,565 116,895 7.6
Waddell & Reed Financial, Inc. 269,411 6,748,746 (34,684) (2.2)
Willis Towers Watson plc 28,800 6,591,744 1,219,186 79.0
Xilinx, Inc. 63,497 7,867,278 192,774 12.5
Short Positions
Common Stocks
Canada
Canadian Pacific Railway Ltd. (16,770) (6,360,693) (391,443) (25.4)
Ireland
ICON plc (42,074) (8,262,071) (543,392) (35.2)
United Kingdom
AstraZeneca plc, ADR (152,652) (7,589,857) 156,101 10.1
United States
Advanced Micro Devices, Inc. (109,431) (8,590,334) (210,396) (13.6)
Analog Devices, Inc. (63,314) (9,818,735) (2,433,467) (157.7)
Aon plc (31,104) (7,157,341) (1,474,071) (95.5)
Apollo Global Management, Inc. (194,080) (9,123,701) 202,486 13.1
Huntington Bancshares, Inc. (950,863) (14,947,566) (2,881,596) (186.7)
M&T Bank Corp. (29,788) (4,516,159) 68,049 4.4
Marvell Technology Group Ltd. (134,595) (6,592,463) (1,445,819) (93.7)
S&P Global, Inc. (33,912) (11,966,527) (1,008,118) (65.3)
salesforce.com, Inc. (20,474) (4,337,826) 263,665 17.1
STERIS plc (76,498) (14,571,339) (713,191) (46.2)
Teledyne Technologies, Inc. (13,567) (5,611,990) (626,804) (40.6)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions and
fixed income positions and
pays or receives the LIBOR
and Federal Funds Floating
Rate plus or minus a specified
spread (-0.10% to 0.07%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
57-61 months
maturity
ranging from
09/06/2024
- 04/30/2025 $300,609,246 $21,317,653 $(1,145,275) $20,172,378
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY PRINCIPAL
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Convertible Bonds
France
AXA SA, 7.25%, 5/15/2021 8,400,000 12,016,728 5,117,575 25.4
United States
Akamai Technologies, Inc., 0.38%, 9/1/2027 14,525,000 15,755,135 (201,441) (1.0)
Atlas Air Worldwide Holdings, Inc., 1.88%, 6/1/2024 11,975,000 14,317,882 2,361,312 11.7
Benefitfocus , Inc., 1.25%, 12/15/2023 2,625,000 2,410,207 455,677 2.3
Cleveland-Cliffs, Inc., 1.50%, 1/15/2025 4,525,000 11,799,612 6,736,997 33.4
DISH Network Corp., 3.38%, 8/15/2026 3,975,000 3,837,844 121,719 0.6
Granite Construction, Inc., 2.75%, 11/1/2024 3,800,000 5,320,486 2,354,346 11.7
Guess?, Inc., 2.00%, 4/15/2024 6,740,000 7,737,170 895,364 4.4
Infinera Corp., 2.13%, 9/1/2024 3,325,000 3,954,975 1,018,998 5.1
KBR, Inc., 2.50%, 11/1/2023 1,200,000 1,904,764 592,757 2.9
Lannett Co., Inc., 4.50%, 10/1/2026 4,400,000 2,755,695 (424,405) (2.1)
Liberty Media Corp., 2.75%, 12/1/2049 2,775,000 2,884,104 433,701 2.1
Lumentum Holdings, Inc., 0.50%, 12/15/2026 10,050,000 11,703,916 421,433 2.1
Lumentum Holdings, Inc., 0.25%, 3/15/2024 6,900,000 11,054,277 2,130,237 10.6
NuVasive , Inc., 0.38%, 3/15/2025 5,000,000 5,094,616 637,145 3.2
Omeros Corp., 6.25%, 11/15/2023 1,550,000 1,889,106 310,742 1.5
OPKO Health, Inc., 4.50%, 2/15/2025 5,075,000 6,803,514 2,903,377 14.4
Sarepta Therapeutics, Inc., 1.50%, 11/15/2024 1,375,000 1,803,899 (233,830) (1.2)
SMART Global Holdings, Inc., 2.25%, 2/15/2026 2,275,000 2,990,936 527,680 2.6
Splunk , Inc., 1.13%, 9/15/2025 4,675,000 5,510,164 (563,016) (2.8)
Square, Inc., 0.13%, 3/1/2025 8,300,000 16,170,311 7,937,808 39.3
Tabula Rasa HealthCare, Inc., 1.75%, 2/15/2026 5,625,000 5,693,487 (501,963) (2.5)
Wayfair, Inc., 1.00%, 8/15/2026 4,975,000 11,032,028 6,657,207 33.0
SHARES
Convertible Preferred Stock
United States
Colfax Corp., 5.75%, 1/15/2022 40,000 7,196,366 2,692,366 13.3
NextEra Energy, Inc., 5.28%, 3/1/2023 146,500 7,281,050 922,950 4.6
NextEra Energy, Inc., 4.87%, 9/1/2022 56,425 3,238,795 407,953 2.0

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Akamai Technologies, Inc. (72,512) (7,388,973) 321,956 1.6
Atlas Air Worldwide Holdings, Inc. (133,123) (8,045,954) (552,836) (2.7)
Benefitfocus , Inc. (4,443) (61,358) 4,216 0.0
Cleveland-Cliffs, Inc. (561,673) (11,295,244) (6,162,606) (30.5)
Colfax Corp. (155,695) (6,820,998) (2,534,305) (12.6)
DISH Network Corp. (31,104) (1,125,965) (121,057) (0.6)
Equitable Holdings, Inc. (359,827) (11,737,557) (4,258,728) (21.1)
Granite Construction, Inc. (94,189) (3,791,107) (1,329,086) (6.6)
Guess?, Inc. (156,858) (3,686,163) (96,453) (0.5)
Infinera Corp. (215,526) (2,075,515) (185,804) (0.9)
KBR, Inc. (39,650) (1,522,164) (434,446) (2.2)
Lannett Co., Inc. (175,496) (926,619) 404,974 2.0
Lumentum Holdings, Inc. (166,337) (15,194,885) (1,506,461) (7.5)
NextEra Energy, Inc. (98,721) (7,464,295) (1,241,397) (6.2)
NuVasive , Inc. (26,799) (1,756,942) (248,855) (1.2)
Omeros Corp. (44,346) (789,359) (79,209) (0.4)
OPKO Health, Inc. (768,939) (3,298,748) 195,606 1.0
Sarepta Therapeutics, Inc. (13,298) (991,100) 591,511 2.9
Sirius XM Holdings, Inc. (141,664) (862,734) 16,942 0.1
SMART Global Holdings, Inc. (41,457) (1,907,851) (302,857) (1.5)
Splunk , Inc. (18,600) (2,519,928) 672,021 3.3
Square, Inc. (59,675) (13,549,209) (3,073,894) (15.2)
Tabula Rasa HealthCare, Inc. (46,643) (2,147,910) 374,430 1.9
Wayfair, Inc. (30,156) (9,491,601) (2,848,698) (14.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
Federal Funds Floating Rate
plus or minus a specified
spread (0.02% to 0.11%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
61 months
maturity
ranging from
03/24/2025
- 03/26/2026 $116,839,387 $(910,513) $81,570 $(828,943)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
7GC & Co. Holdings, Inc. 135,500 1,341,450 4,065 (0.5)
Aequi Acquisition Corp. 171,000 1,650,150 (39,330) 4.7
Altitude Acquisition Corp. 192,600 1,931,778 (55,854) 6.7

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
AQR DIVERSIFIED ARBITRAGE FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Capstar Special Purpose Acquisition Corp. 192,000 1,873,920 (1,920) 0.2
Cascade Acquisition Corp. 206,500 2,027,830 (20,650) 2.5
CBRE Acquisition Holdings, Inc. 163,143 1,590,644 (26,103) 3.1
CC Neuberger Principal Holdings II 150,000 1,479,000 (6,000) 0.7
CHP Merger Corp. 148,700 1,473,617 75,837 (9.1)
Concord Acquisition Corp. 230,666 2,255,913 (16,147) 1.9
Conx Corp. 220,000 2,193,400 (28,600) 3.5
Corner Growth Acquisition Corp. 181,200 1,773,948 (28,992) 3.5
DPCM Capital, Inc. 233,598 2,303,276 (77,087) 9.3
E.Merge Technology Acquisition Corp. 200,000 1,950,000 14,000 (1.7)
East Resources Acquisition Co. 338,000 3,305,640 13,520 (1.6)
Epiphany Technology Acquisition Corp. 196,248 1,913,418 9,812 (1.2)
Equity Distribution Acquisition Corp. 134,799 1,335,858 2,696 (0.3)
Executive Network Partnering Corp. 187,500 1,822,500 (30,000) 3.6
GO Acquisition Corp. 219,598 2,163,040 (76,859) 9.3
Golden Falcon Acquisition Corp. 129,850 1,255,650 (11,894) 1.4
Health Assurance Acquisition Corp. 128,489 1,313,158 (62,960) 7.6
IG Acquisition Corp. 165,000 1,630,200 6,600 (0.8)
Industrial Tech Acquisitions, Inc. 128,024 1,282,800 – 0.0
Kingswood Acquisition Corp. 149,416 1,484,896 (4,781) 0.6
KINS Technology Group, Inc. 157,000 1,540,170 (7,850) 0.9
Lefteris Acquisition Corp. 355,999 3,495,910 (135,280) 16.3
Lionheart Acquisition Corp. II 398,080 3,909,146 43,789 (5.3)
Live Oak Acquisition Corp. II 177,000 1,768,230 (35,400) 4.3
Lux Health Tech Acquisition Corp. 243,998 2,505,859 (70,759) 8.5
MedTech Acquisition Corp. 135,500 1,307,575 (28,455) 3.4
Montes Archimedes Acquisition Corp. 157,200 1,537,416 (24,366) 2.9
Mudrick Capital Acquisition Corp. II 371,000 3,654,350 (33,390) 4.0
North Mountain Merger Corp. 154,020 1,515,557 (30,804) 3.7
Omnichannel Acquisition Corp. 371,000 3,620,960 (63,070) 7.6
OTR Acquisition Corp. 108,695 1,081,515 (6,522) 0.8
Pine Island Acquisition Corp. 370,999 3,713,700 (137,270) 16.6
PMV Consumer Acquisition Corp. 200,000 1,940,000 (44,000) 5.3
Population Health Investment Co., Inc. 115,200 1,135,872 (5,760) 0.7
PropTech Investment Corp. II 172,977 1,693,445 (24,217) 2.9
Recharge Acquisition Corp. 128,000 1,251,840 (24,320) 2.9
Roman DBDR Tech Acquisition Corp. 171,000 1,701,450 (25,650) 3.1
Seaport Global Acquisition Corp. 115,000 1,128,150 (6,900) 0.8
Senior Connect Acquisition Corp. I 157,000 1,526,040 (34,540) 4.2
Spartacus Acquisition Corp. 400,000 3,956,000 – 0.0
Sports Entertainment Acquisition Corp. 213,600 2,086,872 (55,536) 6.7
Thayer Ventures Acquisition Corp. 114,800 1,136,520 (4,018) 0.5
Tuscan Holdings Corp. II 150,000 1,513,500 73,500 (8.9)
TWC Tech Holdings II Corp. 198,718 1,955,385 5,962 (0.7)
Vistas Media Acquisition Co., Inc. 130,690 1,295,138 (7,841) 0.9
Yellowstone Acquisition Co. 156,000 1,558,440 (17,160) 2.1
Zanite Acquisition Corp. 227,113 2,259,774 (40,880) 4.9

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.

AQR DIVERSIFYING STRATEGIES FUND
Schedule of Investments
March 31, 2021 (Unaudited)
(a) For the period ended March 31, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(b) Represents 7-day effective yield as of March 31, 2021.
The Schedule of Investments of the affiliated investment funds held by the AQR Diversifying Strategies Fund can be found within the annual/semi-annual reports for the AQR Funds as well as on Form N-CSR and Form N-PORT (Part F) which is filed with the Securities and Exchange Commission.
INVESTMENTS SHARES VALUE ($)
INVESTMENT COMPANIES - 97.8%
ALTERNATIVE FUNDS - 65.4%
AQR Diversified Arbitrage Fund,
Class R6 (a) 295,292 3,567,132
AQR Equity Market Neutral Fund,
Class R6 (a) 492,698 3,567,132
AQR Global Macro Fund, Class
R6 (a) 263,273 2,622,196
AQR Managed Futures Strategy
HV Fund, Class R6 (a) 361,682 2,622,196
AQR Style Premia Alternative
Fund, Class R6 (a) 405,061 3,094,664
TOTAL ALTERNATIVE FUNDS
(Cost $14,460,779) 15,473,320
ASSET ALLOCATION FUNDS - 32.4%
AQR Multi-Asset Fund, Class R6
(a)
(Cost $7,072,500) 770,070 7,677,602
TOTAL INVESTMENT COMPANIES
(Cost $21,533,279) 23,150,922
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 1.9%
INVESTMENT COMPANIES - 1.9%
Limited Purpose Cash Investment
Fund, 0.01% (b)
(Cost $442,501) 442,542 442,410
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 99.7%
(Cost $21,975,780) 23,593,332
OTHER ASSETS IN EXCESS OF
LIABILITIES - 0.3% 70,238
NET ASSETS - 100.0% 23,663,570
SECTOR VALUE
% OF NET
ASSETS
Equity Market Neutral $ 3,567,132 15.1%
Event Driven 3,567,132 15.1
Global Flex Allocation 7,677,602 32.4
Global Macro 2,622,196 11.1
Managed Futures 2,622,196 11.1
Multialternative 3,094,664 13.0
Short-Term Investments 442,410 1.9
Total Investments In Securities
At Value 23,593,332 99.7
Other Assets in Excess of
Liabilities 70,238 0.3
Net Assets
$ 23,663,570 100.0%
Affiliate
Value
At
12/31/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2021
Shares
Held At
3/31/2021
Dividend
Income
Capital
Gain
Distributions
INVESTMENT COMPANIES - 97.8%
ALTERNATIVE FUNDS - 65.4%
AQR Diversified
Arbitrage Fund $ 3,107,603 $ 308,423 $ (21,352) $ 42 $ 172,416 $ 3,567,132 295,292 $ – $ –
AQR Equity Market
Neutral Fund 3,107,603 256,598 (257,213) (37,765) 497,909 3,567,132 492,698 – –
AQR Global Macro
Fund 2,286,738 265,952 (15,696) (180) 85,382 2,622,196 263,273 – –
AQR Managed
Futures Strategy HV
Fund 2,284,396 243,480 (15,696) (1,109) 111,125 2,622,196 361,682 – –
AQR Style Premia
Alternative Fund 2,696,000 222,611 (363,402) 18,942 520,513 3,094,664 405,061 – –
(20,070) 1,387,345 15,473,320 – –
ASSET ALLOCATION FUNDS - 32.4%
AQR Multi-Asset
Fund 6,688,549 918,922 (45,957) 100 115,988 7,677,602 770,070 – –
TOTAL $(19,970) $1,503,333 $23,150,922 $– $–
All securities are Level 1 with respect to ASC 820.

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 99.3%
COMMON STOCKS - 8.6%
Belgium - 0.2%
Ageas SA/NV (a) 317 19,142
Proximus SADP (a) 3,401 73,998
Solvay SA (a) 30 3,734
UCB SA (a) 180 17,112
113,986
—
France - 0.0% (b)
Faurecia SE (a) 290 15,480
Italy - 5.7%
A2A SpA 36,553 66,530
Assicurazioni Generali SpA (a) 9,097 181,750
Atlantia SpA *(a) 6,830 127,818
Azimut Holding SpA (a) 5,763 131,282
Banca Generali SpA 4,236 149,061
Banco BPM SpA * 109,622 312,695
Buzzi Unicem SpA 20,369 529,085
DiaSorin SpA 288 46,208
Eni SpA (a) 1,000 12,322
Hera SpA 54,552 209,179
Italgas SpA 28,418 184,549
Pirelli & C SpA *(c) 8,292 48,612
Poste Italiane SpA (c) 9,543 121,192
Prysmian SpA (a) 8,457 274,600
Telecom Italia SpA (a) 639,365 345,886
UniCredit SpA * 33,996 359,095
Unipol Gruppo SpA 64,717 360,481
3,460,345
—
Spain - 1.1%
Acerinox SA (a) 1,665 21,810
Enagas SA (a) 9,453 205,800
Endesa SA (a) 12,986 344,159
Red Electrica Corp. SA (a) 3,846 68,220
639,989
—
United Kingdom - 0.6%
CNH Industrial NV 24,077 372,717
United States - 1.0%
Stellantis NV (1) 32,783 579,899
TOTAL COMMON STOCKS
(Cost $4,316,460) 5,182,416
SHORT-TERM INVESTMENTS - 90.7%
INVESTMENT COMPANIES - 49.0%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(d)(e) 2,571,770 2,571,770
Limited Purpose Cash Investment
Fund, 0.01% (1)(d) 27,118,527 27,110,391
TOTAL INVESTMENT COMPANIES
(Cost $29,679,715) 29,682,161
—
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 41.7%
U.S. Treasury Bills
0.12%, 4/15/2021 (f)(g) $ 10,097,000 10,096,941
0.12%, 4/22/2021 (f)(g) 10,579,000 10,578,924
0.11%, 4/29/2021 (f)(g) 2,801,000 2,800,975
0.09%, 7/15/2021 (f)(g) 462,000 461,981
0.09%, 7/29/2021 (f)(g) 522,000 521,968
0.06%, 9/16/2021 (f)(g) 256,000 255,968
0.04%, 9/23/2021 (f)(g) 491,000 490,926
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $25,206,170) 25,207,683
TOTAL SHORT-TERM INVESTMENTS
(Cost $54,885,885) 54,889,844
TOTAL LONG POSITIONS
(Cost $59,202,345) 60,072,260
SHARES
SHORT POSITIONS - (8.4)%
COMMON STOCKS - (8.4)%
Belgium - (0.1)%
Umicore SA (1,452) (77,035)
Italy - (7.5)%
Amplifon SpA (4,078) (151,745)
Davide Campari-Milano NV (20,868) (233,567)
Enel SpA (52,919) (526,404)
Ferrari NV (2,896) (605,795)
FinecoBank Banca Fineco SpA * (23,824) (389,756)
Freni Brembo SpA * (4,394) (54,695)
Infrastrutture Wireless Italiane SpA
(c) (25,412) (283,022)
Intesa Sanpaolo SpA * (82,847) (224,480)
Leonardo SpA (34,957) (282,791)
Mediobanca Banca di Credito
Finanziario SpA * (29,930) (331,662)
Moncler SpA * (5,459) (312,630)
Nexi SpA *(c) (39,963) (697,244)
Recordati Industria Chimica e
Farmaceutica SpA (2,177) (117,078)
Saipem SpA (901) (2,455)
Salvatore Ferragamo SpA * (3,435) (65,855)
Snam SpA (20,425) (113,235)
Terna Rete Elettrica Nazionale SpA (17,257) (130,326)
(4,522,740)
—
Spain - (0.5)%
Cellnex Telecom SA (c) (3,196) (184,244)
Ferrovial SA (4,089) (106,849)
(291,093)
—
United States - (0.3)%
Tenaris SA (15,026) (169,914)
TOTAL COMMON STOCKS
(Proceeds $(4,821,180)) (5,060,782)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - 0.0% (b)
Italy - 0.0% (b)
Snam SpA , expiring 4/7/2021
(3)*(h)
(Proceeds $–) (7,017) (7)
TOTAL SHORT POSITIONS
(Proceeds $(4,821,180)) (5,060,789)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 90.9%
(Cost $54,381,165) 55,011,471
OTHER ASSETS IN EXCESS OF
LIABILITIES - 9.1% ( i ) 5,488,789
NET ASSETS - 100.0% 60,500,260
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (47,382) (0.1) %
Consumer Discretionary (394,985) (0.6)
Consumer Staples (233,567) (0.4)
Energy (160,046) (0.3)
Financials 688,801 1.1
Health Care (205,503) (0.3)
Industrials 385,495 0.6
Information Technology (697,244) (1.1)
Materials 477,593 0.8
Utilities 308,465 0.5
Short-Term Investments 54,889,844 90.7
Total Investments In Securities
At Value 55,011,471 90.9
Other Assets in Excess of
Liabilities ( i ) 5,488,789 9.1
Net Assets
$ 60,500,260 100.0%
* Non-income producing security.
(a) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $1,840,400. In addition,
$5,232,344 of cash collateral was pledged.
(b) Represents less than 0.05% of net assets.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2021 amounted to $(994,706), which represents approximately (1.64)% of net assets of the fund.
(d) Represents 7-day effective yield as of March 31, 2021.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Security fair valued as of March 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
March 31, 2021 amounted to $(7), which represents approximately (0.00)% of net assets of the fund.
(i) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index 19 6/2021 USD $ 3,769,030 $ 31,136
$ 31,136

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
Forward foreign currency contracts outstanding as of March 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 30 CAD 37 CITI 6/16/2021 $ –
USD 30 CAD 37 JPMC 6/16/2021 –
USD 327 DKK 2,000 CITI 6/16/2021 12
USD 327 DKK 2,000 JPMC 6/16/2021 12
USD 546,444 EUR 452,002 CITI 6/16/2021 15,556
USD 546,438 EUR 451,998 JPMC 6/16/2021 15,555
USD 25,797 HKD 200,000 CITI 6/16/2021 66
USD 25,797 HKD 200,000 JPMC 6/16/2021 66
USD 171 NOK 1,445 CITI 6/16/2021 2
USD 170 NOK 1,439 JPMC 6/16/2021 2
Total unrealized appreciation 31,271
CHF 502 USD 554 CITI 6/16/2021 (22)
CHF 498 USD 550 JPMC 6/16/2021 (22)
EUR 437,502 USD 524,176 CITI 6/16/2021 (10,321)
EUR 437,498 USD 524,172 JPMC 6/16/2021 (10,322)
SEK 500 USD 60 CITI 6/16/2021 (1)
SEK 500 USD 60 JPMC 6/16/2021 (1)
USD 88 CAD 111 CITI 6/16/2021 –
USD 86 CAD 109 JPMC 6/16/2021 –
USD 7 NOK 58 CITI 6/16/2021 –
USD 7 NOK 58 JPMC 6/16/2021 –
Total unrealized depreciation (20,689)
Net unrealized appreciation $ 10,582
Total Return Basket Swaps Outstanding at March 31, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total return on
a portfolio of long and short equity
positions and pays or receives the
Federal Funds Floating Rate plus or
minus a specified spread (-0.20%),
which is denominated in USD based
on the local currencies of the positions
within the swap.
59 months
maturity
01/28/2026 $66,632 $5,319 $2,925 $8,244

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
LIBOR plus or minus a
specified spread (-0.85% to
0.23%), which is denominated
in CHF based on the local
currencies of the positions
within the swap.
50-61 months
maturity
ranging from
04/23/2025
- 04/01/2026 $11,067,920 $(132,129) $(470) $(132,599)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 1,839 36,616 (139) 0.1
Switzerland
Adecco Group AG (Registered) 5,982 403,497 4,060 (3.1)
Baloise Holding AG (Registered) 252 42,853 (282) 0.2
Belimo Holding AG (Registered) 3 24,255 1,666 (1.3)
BKW AG 1,501 163,411 (5,989) 4.5
Bucher Industries AG (Registered) 310 157,966 1,407 (1.1)
Cie Financiere Richemont SA (Registered) 1,356 130,208 645 (0.5)
Credit Suisse Group AG (Registered) 40,054 423,746 (85,255) 64.3
DKSH Holding AG 2,700 207,316 (223) 0.2
dormakaba Holding AG 275 187,845 2,336 (1.8)
Emmi AG (Registered) 39 39,406 202 (0.2)
Galenica AG 4,639 289,244 (1,331) 1.0
Georg Fischer AG (Registered) 26 34,747 292 (0.2)
Kuehne + Nagel International AG (Registered) 243 69,407 2,484 (1.9)
LafargeHolcim Ltd. (Registered) 9,543 561,176 27,244 (20.5)
Logitech International SA (Registered) 2,768 290,292 14,599 (11.0)
Novartis AG (Registered) 1,913 163,525 2,548 (1.9)
OC Oerlikon Corp. AG (Registered) 17,738 205,292 1,764 (1.3)
Sonova Holding AG (Registered) 892 236,447 5,208 (3.9)
Sulzer AG (Registered) 617 69,499 (229) 0.2
Swatch Group AG (The) 1,337 384,974 (2,957) 2.2
Swiss Life Holding AG (Registered) 622 305,674 8,252 (6.2)
Tecan Group AG (Registered) 213 94,495 8,829 (6.7)
UBS Group AG (Registered) 28,887 446,925 (992) 0.7
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (2,824) (85,910) (16) 0.0
Alcon, Inc. (3,289) (230,807) (8,590) 6.5
Bachem Holding AG (Registered) (154) (65,940) (5,306) 4.0
Barry Callebaut AG (Registered) (110) (249,049) (10,847) 8.2
Chocoladefabriken Lindt & Spruengli AG (35) (304,892) (1,225) 0.9
Clariant AG (Registered) (2,724) (54,962) 898 (0.7)
Dufry AG (Registered) (10,608) (723,787) 10,070 (7.6)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
EMS- Chemie Holding AG (Registered) (269) (240,302) (4,531) 3.4
Flughafen Zurich AG (Registered) (1,441) (237,086) 4,737 (3.6)
Geberit AG (Registered) (139) (88,466) (2,004) 1.5
Givaudan SA (Registered) (54) (208,291) (4,886) 3.7
Idorsia Ltd. (12,024) (322,554) 12,649 (9.5)
Julius Baer Group Ltd. (1,413) (90,296) (1,344) 1.0
Lonza Group AG (Registered) (84) (46,981) 1,745 (1.3)
Nestle SA (Registered) (3,358) (374,338) (5,698) 4.3
Partners Group Holding AG (291) (371,876) (23,258) 17.5
Schindler Holding AG (489) (143,673) (5,119) 3.9
SIG Combibloc Group AG (2,839) (65,595) (1,781) 1.3
Sika AG (Registered) (2,138) (611,371) (16,271) 12.3
Straumann Holding AG (Registered) (192) (239,716) (15,127) 11.4
Swiss Re AG (1,847) (181,640) (3,972) 3.0
Swisscom AG (Registered) (298) (159,882) (6,867) 5.2
Temenos AG (Registered) (2,162) (311,952) (11,687) 8.8
VAT Group AG (189) (52,905) (2,582) 1.9
Vifor Pharma AG (1,052) (143,169) (5,096) 3.8
Zurich Insurance Group AG (1,131) (481,412) (9,997) 7.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
CIBOR plus or minus a
specified spread (-1.15% to
0.23%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
50-61 months
maturity
ranging from
04/24/2025
- 04/01/2026 $4,418,627 $(87,425) $6,067 $(81,358)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 260 603,595 10,846 (13.3)
Carlsberg A/S 1,857 284,789 (2,674) 3.3
Coloplast A/S 773 116,218 2,278 (2.8)
Genmab A/S 729 239,763 2,971 (3.7)
GN Store Nord A/S 617 48,563 1,856 (2.3)
H Lundbeck A/S 3,371 115,108 (5,960) 7.3
Novo Nordisk A/S 389 26,212 (122) 0.2
Pandora A/S 5,146 550,362 14,503 (17.8)
Royal Unibrew A/S 556 58,121 296 (0.4)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (9,137) (429,097) (39,478) 48.5
Chr Hansen Holding A/S (3,910) (355,163) (10,741) 13.2
Demant A/S (74) (3,132) (123) 0.2
DSV Panalpina A/S (311) (61,001) (4,123) 5.1
ISS A/S (5,219) (97,267) 2,683 (3.3)
Novozymes A/S (4,971) (318,078) (7,181) 8.8
Orsted A/S (1,236) (199,571) (12,979) 16.0
ROCKWOOL International A/S (415) (174,672) (11,726) 14.4
SimCorp A/S (1,249) (154,647) (1,611) 2.0
Tryg A/S (20,870) (491,883) (12,234) 15.0
Vestas Wind Systems A/S (443) (91,385) (13,906) 17.1
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-0.23% to
0.23%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
50-61 months
maturity
ranging from
04/23/2025
- 03/25/2026 $15,282,851 $173,898 $14,644 $188,542
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 2,315 139,794 4,431 2.3
Proximus SADP 10,249 222,997 4,640 2.5
Solvay SA 1,296 161,294 (172) (0.1)
Telenet Group Holding NV 4,383 177,665 (3,370) (1.8)
Finland
Huhtamaki OYJ 5,138 232,497 1,464 0.8
Kone OYJ 1,246 101,843 3,340 1.8
Nokian Renkaat OYJ 6,508 235,734 823 0.4
Stora Enso OYJ 6,130 114,355 (942) (0.5)
Valmet OYJ 5,535 201,533 5,708 3.0
Wartsila OYJ Abp 16,304 170,912 (2,453) (1.3)
Netherlands
ASM International NV 900 260,949 33,717 17.9
ASML Holding NV 283 173,640 12,627 6.7
ASR Nederland NV 7,246 323,860 10,793 5.7
Koninklijke Ahold Delhaize NV 33,695 939,850 27,861 14.8
Koninklijke Philips NV 2,982 170,050 4,605 2.4
Randstad NV 6,154 431,980 (7,907) (4.2)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Netherlands (continued)
Signify NV 11,420 587,367 59,645 31.6
Spain
Acerinox SA 15,557 203,778 14,538 7.7
Banco Bilbao Vizcaya Argentaria SA 103,759 540,705 (20,880) (11.1)
Enagas SA 6,080 132,367 5,155 2.7
Endesa SA 10,896 288,770 4,639 2.5
Mapfre SA 116,634 243,011 4,546 2.4
Red Electrica Corp. SA 12,004 212,926 9,152 4.9
Repsol SA 30,112 373,749 (3,724) (2.0)
Short Positions
Common Stocks
Belgium
Elia Group SA/NV (2,322) (255,717) (12,417) (6.6)
China
Prosus NV (1,192) (132,644) (2,534) (1.3)
Finland
Elisa OYJ (2,709) (162,496) (234) (0.1)
Kesko OYJ (3,359) (102,726) (8,915) (4.7)
Neste OYJ (6,129) (325,485) 41,550 22.0
Nokia OYJ (38,091) (152,122) 635 0.3
Sampo OYJ (10,683) (481,699) (21,052) (11.2)
Germany
Just Eat Takeaway.com NV (2,648) (243,658) 7,797 4.1
Luxembourg
ArcelorMittal SA (3,768) (108,448) (5,583) (3.0)
Netherlands
Aegon NV (66,893) (317,827) (595) (0.3)
Argenx SE (1,686) (463,606) 38,359 20.3
Heineken NV (6,603) (677,850) 20,650 11.0
IMCD NV (999) (138,492) (3,330) (1.8)
Koninklijke DSM NV (2,748) (464,572) (8,865) (4.7)
Koninklijke KPN NV (135,788) (460,600) 2,304 1.2
Koninklijke Vopak NV (2,302) (114,542) (2,913) (1.5)
Wolters Kluwer NV (2,391) (207,670) (9,159) (4.9)
Spain
Acciona SA (627) (105,357) (5,794) (3.1)
Aena SME SA (1,205) (195,497) 7,465 4.0
Amadeus IT Group SA (9,942) (708,150) (3,006) (1.6)
Banco Santander SA (46,317) (157,978) 1,066 0.6
Bankinter SA (42,985) (299,134) (6,731) (3.6)
Cellnex Telecom SA (10,313) (594,526) (39,117) (20.7)
Ferrovial SA (9,360) (244,586) (3,681) (2.0)
Naturgy Energy Group SA (7,386) (181,347) 784 0.4
Telefonica SA (49,632) (223,140) 15,194 8.1

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
NIBOR plus or minus a
specified spread (-0.23% to
0.23%), which is denominated
in NOK based on the local
currencies of the positions
within the swap.
50-61 months
maturity
ranging from
04/24/2025
- 03/09/2026 $2,762,727 $24,159 $(3,643) $20,516
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 11,208 583,876 15,237 74.3
Norway
Leroy Seafood Group ASA 16,093 137,546 1,688 8.2
Norsk Hydro ASA 49,931 320,705 17,651 86.0
Orkla ASA 31,135 305,342 (2,836) (13.8)
Telenor ASA 4,922 86,715 70 0.3
United Kingdom
Subsea 7 SA 4,205 42,245 (2,113) (10.3)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (1,919) (152,445) (3,714) (18.1)
France
Adevinta ASA (3,352) (49,390) 1,735 8.5
Norway
Equinor ASA (2,055) (40,113) 1,201 5.9
Gjensidige Forsikring ASA (9,318) (218,528) (404) (2.0)
Mowi ASA (18,298) (454,462) (1,362) (6.6)
Salmar ASA (622) (42,904) (1,038) (5.1)
Schibsted ASA (2,971) (124,874) 2,490 12.1
TOMRA Systems ASA (4,690) (203,582) (4,446) (21.7)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
STIBOR plus or minus a
specified spread (-0.23% to
0.23%), which is denominated
in SEK based on the local
currencies of the positions
within the swap.
50-61 months
maturity
ranging from
04/24/2025
- 04/01/2026 $8,563,139 $(49,327) $13,778 $(35,549)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 30,223 298,006 7,324 (20.6)
Sweden
Alfa Laval AB 1,841 55,641 (1,771) 5.0
Axfood AB 831 19,865 310 (0.9)
Boliden AB 5,506 204,291 (3,310) 9.3
Electrolux AB 14,659 407,537 8,352 (23.5)
Embracer Group AB 4,814 132,254 9,008 (25.3)
Epiroc AB 1,370 31,036 1,893 (5.3)
Evolution Gaming Group AB 372 54,783 5,687 (16.0)
Getinge AB 16,136 448,143 16,861 (47.4)
Hexpol AB 10,248 115,725 5,287 (14.9)
Husqvarna AB 17,760 256,039 19,924 (56.0)
ICA Gruppen AB 758 37,067 150 (0.4)
Lifco AB 46 4,274 (2) 0.0
Saab AB 5,585 153,006 1,714 (4.8)
Sandvik AB 3,066 83,892 1,067 (3.0)
Securitas AB 14,888 253,211 3,660 (10.3)
Skanska AB 10,049 252,025 (2,645) 7.4
SKF AB 5,166 146,996 (1,696) 4.8
SSAB AB 21,964 116,141 10,774 (30.3)
Svenska Handelsbanken AB 21,001 228,306 (10,707) 30.1
Swedish Orphan Biovitrum AB 11,603 185,554 (6,356) 17.9
Telefonaktiebolaget LM Ericsson 23,984 317,914 1,791 (5.0)
Trelleborg AB 10,675 271,501 3,639 (10.2)
Volvo AB 4,327 109,581 (6,097) 17.2
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (2,424) (93,270) 1,375 (3.9)
Sweden
AAK AB (748) (16,936) (494) 1.4
Assa Abloy AB (4,355) (125,339) (7,202) 20.3
Atlas Copco AB (9,978) (608,331) (34,374) 96.7
BillerudKorsnas AB (8,258) (153,600) (6,532) 18.4
Elekta AB (7,897) (102,443) 1,759 (4.9)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
EQT AB (17,613) (579,886) (61,357) 172.6
Essity AB (103) (3,255) (94) 0.3
H & M Hennes & Mauritz AB (5,188) (116,919) 11,331 (31.9)
Hexagon AB (2,632) (242,956) (13,008) 36.6
Holmen AB (2,134) (93,678) (992) 2.8
Indutrade AB (2,935) (67,770) 1,283 (3.6)
Nibe Industrier AB (8,933) (277,043) 2,433 (6.8)
Sinch AB (824) (144,839) (6,435) 18.1
Skandinaviska Enskilda Banken AB (46,198) (563,546) (176) 0.5
Svenska Cellulosa AB SCA (21,013) (371,932) 1,071 (3.0)
Sweco AB (4,406) (71,907) (1,844) 5.2
Swedbank AB (21,775) (383,934) 4,571 (12.9)
Swedish Match AB (257) (20,049) (127) 0.4
Tele2 AB (1,377) (18,576) (298) 0.8
Telia Co. AB (74,760) (324,142) (5,074) 14.3
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
CDOR plus or minus a
specified spread (-0.25% to
0.30%), which is denominated
in CAD based on the local
currencies of the positions
within the swap.
13-14 months
maturity
ranging from
05/25/2021
- 05/25/2022 $11,158,446 $41,571 $(41,087) $484
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alamos Gold, Inc. 14,465 113,031 675 139.4
Alimentation Couche-Tard, Inc. 4,901 158,024 1,904 393.3
Atco Ltd. 4,793 159,118 1,372 283.4
Barrick Gold Corp. 12,733 252,593 428 88.4
Canadian Tire Corp. Ltd. 1,266 179,650 1,348 278.5
CI Financial Corp. 15,559 224,712 (4,914) (1015.4)
Empire Co. Ltd. 3,381 105,409 348 71.9
Finning International, Inc. 10,713 272,450 1,504 310.8
Hydro One Ltd. 6,518 151,812 (1,707) (352.7)
iA Financial Corp., Inc. 2,507 136,312 (2,594) (536.0)
Kinross Gold Corp. 37,575 250,261 2,219 458.5
Loblaw Cos. Ltd. 1,764 98,538 2,380 491.6
Magna International, Inc. 1,404 123,653 1,595 329.5
Manulife Financial Corp. 10,291 221,346 519 107.2
Onex Corp. 1,460 90,804 (875) (180.8)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Stantec , Inc. 3,970 169,958 759 156.8
TFI International, Inc. 1,492 111,838 5,515 1139.5
Tourmaline Oil Corp. 10,942 208,270 7,205 1488.6
West Fraser Timber Co. Ltd. 3,655 262,949 27,955 5775.9
Yamana Gold, Inc. 36,164 157,122 (3,542) (731.8)
Kyrgyzstan
Centerra Gold, Inc. 26,828 237,389 5,456 1127.2
United States
BRP, Inc. 1,595 138,304 8,085 1670.6
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (4,138) (158,052) (1,871) (386.5)
Canada
Air Canada (9,346) (194,476) 3,530 729.3
Algonquin Power & Utilities Corp. (14,754) (233,749) 856 176.9
AltaGas Ltd. (7,777) (129,586) (2,378) (491.3)
Ballard Power Systems, Inc. (8,163) (199,090) (15,118) (3123.6)
BCE, Inc. (8,222) (371,158) 5,233 1081.1
Brookfield Asset Management, Inc. (7,558) (336,192) 8,204 1695.0
CAE, Inc. (6,092) (173,593) (4,794) (990.5)
Cameco Corp. (10,305) (170,889) 1,807 373.3
Canada Goose Holdings, Inc. (2,951) (115,837) 5,047 1042.7
Canadian Pacific Railway Ltd. (317) (121,079) (8,605) (1777.8)
Canopy Growth Corp. (4,476) (143,751) 2,115 436.9
Element Fleet Management Corp. (17,564) (192,174) (135) (27.8)
Emera , Inc. (5,214) (232,051) (2,823) (583.3)
Enbridge, Inc. (2,652) (96,609) 1,192 246.3
Franco-Nevada Corp. (1,292) (161,914) (4,227) (873.4)
Gildan Activewear , Inc. (3,183) (97,412) (1,593) (329.2)
Innergex Renewable Energy, Inc. (13,478) (235,626) (3,173) (655.6)
Intact Financial Corp. (1,718) (210,529) (248) (51.2)
Inter Pipeline Ltd. (7,175) (102,598) 373 77.0
Lightspeed POS, Inc. (1,806) (113,574) (4,454) (920.1)
National Bank of Canada (1,417) (96,259) 2,038 421.1
Premium Brands Holdings Corp. (1,526) (145,399) (1,068) (220.6)
Restaurant Brands International, Inc. (6,425) (417,853) 12,187 2517.9
Rogers Communications, Inc. (2,655) (122,430) 6,647 1373.3
Royal Bank of Canada (1,830) (168,729) 838 173.2
Saputo, Inc. (6,588) (198,107) (2,351) (485.8)
TMX Group Ltd. (1,566) (162,731) (2,216) (457.9)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MLIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
SIBOR plus or minus a
specified spread (-5.30% to
0.35%), which is denominated
in SGD based on the local
currencies of the positions
within the swap.
24 months
maturity
ranging from
04/18/2022
- 03/29/2023 $1,628,769 $7,626 $10,152 $17,778
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 9,860 39,821 534 3.0
Yangzijiang Shipbuilding Holdings Ltd. 434,416 414,482 7,031 39.6
Singapore
ComfortDelGro Corp. Ltd. 210,726 268,569 3,304 18.6
Genting Singapore Ltd. 41,519 28,447 (104) (0.6)
Jardine Cycle & Carriage Ltd. 1,246 20,903 99 0.6
Oversea-Chinese Banking Corp. Ltd. 1,800 15,748 (81) (0.5)
SATS Ltd. 6,200 20,081 (209) (1.2)
United Overseas Bank Ltd. 1,000 19,282 26 0.1
Venture Corp. Ltd. 1,300 19,412 55 0.3
Short Positions
Common Stocks
Singapore
CapitaLand Ltd. (35,449) (99,325) 806 4.5
City Developments Ltd. (8,538) (50,781) (894) (5.0)
DBS Group Holdings Ltd. (3,226) (69,170) (822) (4.6)
Keppel Corp. Ltd. (50,700) (200,867) (3,565) (20.1)
Singapore Airlines Ltd. (72,307) (298,600) 1,875 10.5
Singapore Technologies Engineering Ltd. (21,847) (63,281) (429) (2.4)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
RBACR plus or minus a
specified spread (-0.88% to
0.45%), which is denominated
in AUD based on the local
currencies of the positions
within the swap.
19-97 months
maturity
10/14/2022 $8,134,381 $21,919 $(12,851) $9,068
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 19,305 141,916 (1,359) (15.0)
AMP Ltd. 48,170 46,443 (4,443) (49.0)
Ansell Ltd. 1,952 58,355 2,878 31.7
Aurizon Holdings Ltd. 92,219 274,049 906 10.0
Australia & New Zealand Banking Group Ltd. 3,765 80,836 (304) (3.4)
BlueScope Steel Ltd. 18,563 273,930 9,103 100.4
Brambles Ltd. 14,107 113,796 5,827 64.3
carsales.com Ltd. 7,468 101,558 (3,863) (42.6)
Coles Group Ltd. 9,359 114,129 3,556 39.2
Evolution Mining Ltd. 16,968 52,862 870 9.6
Fortescue Metals Group Ltd. 24,506 373,486 (2,849) (31.4)
Harvey Norman Holdings Ltd. 55,058 240,634 3,298 36.4
JB Hi-Fi Ltd. 9,953 392,820 15,615 172.2
Mineral Resources Ltd. 4,298 124,765 577 6.4
Newcrest Mining Ltd. 8,625 162,943 4,650 51.3
Origin Energy Ltd. 32,378 116,001 1,143 12.6
Sonic Healthcare Ltd. 2,920 78,085 4,801 52.9
South32 Ltd. 52,752 113,214 3,304 36.4
Suncorp Group Ltd. 23,890 179,990 (3,307) (36.5)
Tabcorp Holdings Ltd. 22,288 79,630 (449) (5.0)
Telstra Corp. Ltd. 27,998 72,497 4,695 51.8
Woolworths Group Ltd. 3,367 104,863 4,239 46.7
Worley Ltd. 29,575 236,902 (7,803) (86.1)
Short Positions
Common Stocks
Australia
Afterpay Ltd. (2,021) (157,848) 7,774 85.7
Alumina Ltd. (143,469) (190,630) (7,645) (84.3)
APA Group (18,336) (140,005) (1,230) (13.6)
AusNet Services (135,572) (189,495) (4,573) (50.4)
CIMIC Group Ltd. (4,580) (61,334) 1,363 15.0
Cochlear Ltd. (1,444) (232,275) (2,446) (27.0)
Commonwealth Bank of Australia (2,016) (132,279) 580 6.4
CSL Ltd. (840) (169,767) (2,543) (28.0)
Domino's Pizza Enterprises Ltd. (1,309) (96,076) (1,755) (19.4)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Insurance Australia Group Ltd. (41,033) (146,173) 1,681 18.5
Lendlease Corp. Ltd. (15,707) (154,862) 1,968 21.7
Macquarie Group Ltd. (2,712) (316,162) (4,242) (46.8)
Magellan Financial Group Ltd. (3,172) (109,484) (767) (8.5)
Medibank Pvt Ltd. (40,536) (86,402) 2,898 32.0
National Australia Bank Ltd. (5,552) (109,999) 680 7.5
Northern Star Resources Ltd. (24,650) (178,558) (5,695) (62.8)
Oil Search Ltd. (58,271) (182,189) 9,888 109.0
Orica Ltd. (15,701) (166,912) (6,130) (67.6)
OZ Minerals Ltd. (8,494) (148,156) 763 8.4
Qantas Airways Ltd. (34,166) (132,603) 5,926 65.4
REA Group Ltd. (752) (81,377) (3,928) (43.3)
SEEK Ltd. (4,986) (108,679) (3,810) (42.0)
Seven Group Holdings Ltd. (6,413) (110,148) 48 0.5
Sydney Airport (47,731) (225,540) (226) (2.5)
Transurban Group (27,557) (280,150) (5,873) (64.8)
Washington H Soul Pattinson & Co. Ltd. (3,462) (83,343) (3,132) (34.5)
United States
James Hardie Industries plc (5,552) (167,802) (5,629) (62.1)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EONIA plus or minus a
specified spread (-6.50% to
0.35%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
7-85 months
maturity
10/13/2021 $28,997,154 $350,386 $(24,626) $325,760
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Atos SE 8,780 684,531 23,973 7.4
Carrefour SA 33,477 606,121 30,756 9.4
Cie de Saint-Gobain 9,157 540,735 21,328 6.5
Cie Generale des Etablissements Michelin SCA 2,728 408,573 2,046 0.6
Eutelsat Communications SA 22,470 273,352 (1,071) (0.3)
Ipsen SA 3,823 327,725 25,090 7.7
Orange SA 29,164 358,891 1,270 0.4
Publicis Groupe SA 8,347 509,019 424 0.1
Rexel SA 21,836 432,225 9,023 2.8
Rubis SCA 6,848 324,083 29 0.0
Sodexo SA 3,088 295,856 (3,295) (1.0)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Germany
Aurubis AG 4,063 336,728 9,365 2.9
Bayerische Motoren Werke AG 3,958 410,748 14,453 4.4
Brenntag SE 5,268 450,040 11,541 3.5
Covestro AG 4,172 280,696 4 0.0
Deutsche Post AG (Registered) 9,513 521,891 15,255 4.7
Fresenius Medical Care AG & Co. KGaA 6,349 467,677 12,303 3.8
HOCHTIEF AG 2,947 263,838 4,227 1.3
LANXESS AG 3,568 263,336 392 0.1
Uniper SE 6,473 234,473 1,699 0.5
Volkswagen AG (Preference) 1,984 555,363 27,314 8.4
Wacker Chemie AG 1,847 262,773 17,401 5.3
Switzerland
STMicroelectronics NV 6,137 234,466 12,691 3.9
Short Positions
Common Stocks
France
Aeroports de Paris (2,457) (293,117) 15,868 4.9
Airbus SE (3,785) (429,285) 17,464 5.4
Alstom SA (5,187) (258,453) (4,040) (1.2)
AXA SA (11,531) (309,541) (5,382) (1.7)
Dassault Systemes SE (2,838) (606,591) (15,295) (4.7)
L'Oreal SA (2,682) (1,027,424) (6,114) (1.9)
LVMH Moet Hennessy Louis Vuitton SE (742) (495,620) (2,517) (0.8)
Pernod Ricard SA (2,138) (400,189) 6,441 2.0
Safran SA (2,752) (374,348) 18,255 5.6
Schneider Electric SE (1,984) (302,233) (8,534) (2.6)
Suez SA (12,099) (256,245) (246) (0.1)
TOTAL SE (12,064) (562,421) 10,953 3.4
Worldline SA (2,797) (234,156) 997 0.3
Germany
adidas AG (1,145) (357,688) 25,197 7.7
Beiersdorf AG (2,840) (300,077) (6,163) (1.9)
Carl Zeiss Meditec AG (2,330) (351,211) (2,316) (0.7)
Delivery Hero SE (2,108) (273,233) (12,563) (3.9)
Deutsche Lufthansa AG (Registered) (30,904) (409,889) 26,914 8.3
Deutsche Telekom AG (Registered) (17,875) (360,243) (9,469) (2.9)
Fraport AG Frankfurt Airport Services Worldwide (4,147) (251,957) (374) (0.1)
Infineon Technologies AG (7,945) (338,041) (15,462) (4.7)
Merck KGaA (1,795) (307,042) (14,438) (4.4)
MTU Aero Engines AG (1,433) (337,567) 10,774 3.3
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) (941) (289,799) (3,865) (1.2)
Rational AG (549) (426,465) 7,347 2.3
Sartorius AG (Preference) (559) (278,694) (6,122) (1.9)
Siemens AG (Registered) (2,203) (361,978) (9,246) (2.8)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
SONIA plus or minus a
specified spread (-3.25% to
0.35%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
7-85 months
maturity
10/13/2021 $25,067,288 $160,646 $182,401 $343,047
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 9,192 701,241 9,354 2.7
Russia
Evraz plc 47,291 376,616 23,700 6.9
United Kingdom
ASOS plc 2,973 226,779 (2,590) (0.8)
Associated British Foods plc 8,581 285,091 (6,116) (1.8)
Aviva plc 108,515 611,666 25,958 7.6
BAE Systems plc 35,612 248,005 1,959 0.6
British American Tobacco plc 8,962 340,650 (2,330) (0.7)
BT Group plc 157,161 335,274 7,683 2.2
DCC plc 4,016 348,347 12,227 3.6
Entain plc 14,880 311,181 (1,594) (0.5)
GlaxoSmithKline plc 18,957 335,592 (1,041) (0.3)
IMI plc 11,057 203,260 2,551 0.7
Imperial Brands plc 17,078 350,115 5,766 1.7
Inchcape plc 19,509 202,406 (1,633) (0.5)
Indivior plc 178,131 311,876 8,382 2.4
JD Sports Fashion plc 24,197 275,066 (11,308) (3.3)
Kingfisher plc 121,583 532,903 9,488 2.8
M&G plc 169,354 483,958 (12,014) (3.5)
Marks & Spencer Group plc 232,242 482,733 (23,215) (6.8)
Royal Mail plc 88,702 617,344 (14,812) (4.3)
Sage Group plc (The) 52,902 446,927 18,359 5.4
Tate & Lyle plc 36,100 380,847 1,270 0.4
Vodafone Group plc 185,581 338,421 (11,663) (3.4)
Short Positions
Common Stocks
Chile
Antofagasta plc (10,899) (253,872) 2,312 0.7
United Kingdom
Admiral Group plc (8,231) (351,800) (13,622) (4.0)
Burberry Group plc (16,020) (419,081) 43,637 12.7
Compass Group plc (9,944) (200,906) 9,035 2.6
Croda International plc (5,889) (515,266) (4,623) (1.3)
Diageo plc (13,424) (551,478) 8,692 2.5

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
Experian plc (6,267) (215,904) (2,907) (0.8)
Halma plc (10,416) (340,777) (7,654) (2.2)
Hargreaves Lansdown plc (10,500) (223,100) 3,804 1.1
HSBC Holdings plc (40,204) (234,336) 4,340 1.3
Informa plc (42,007) (324,343) 8,166 2.4
InterContinental Hotels Group plc (8,524) (586,190) 8,674 2.5
Intermediate Capital Group plc (8,146) (206,822) 5,976 1.7
J Sainsbury plc (76,246) (254,966) (698) (0.2)
National Grid plc (26,144) (310,344) (6,673) (1.9)
Natwest Group plc (133,859) (362,200) (15,785) (4.6)
Ocado Group plc (24,824) (695,995) 15,267 4.5
Prudential plc (28,537) (607,911) (2,935) (0.9)
RELX plc (15,600) (391,260) (7,365) (2.1)
Rolls-Royce Holdings plc (340,220) (494,069) 82,189 24.0
Severn Trent plc (9,845) (313,144) (10,329) (3.0)
Spirax-Sarco Engineering plc (2,055) (322,878) 3,020 0.9
St James's Place plc (12,701) (222,983) (4,024) (1.2)
Tesco plc (110,866) (350,029) (4,074) (1.2)
United Utilities Group plc (26,389) (337,209) (10,581) (3.1)
Whitbread plc (5,703) (269,213) 1,229 0.4
Wm Morrison Supermarkets plc (107,250) (269,741) (5,216) (1.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
HONIX plus or minus a
specified spread (-1.50% to
0.45%), which is denominated
in HKD based on the local
currencies of the positions
within the swap.
20-98 months
maturity
10/17/2022 $4,504,173 $16,008 $97,911 $113,919
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 30,500 106,701 (5,065) (4.4)
Hong Kong
ASM Pacific Technology Ltd. 8,300 106,221 226 0.2
CK Asset Holdings Ltd. 29,500 179,584 5,421 4.8
CLP Holdings Ltd. 19,000 184,997 2,254 2.0
Henderson Land Development Co. Ltd. 23,050 104,027 3,474 3.0
HKT Trust & HKT Ltd. 50,000 71,368 (2,341) (2.1)
Kerry Properties Ltd. 72,000 232,851 13,543 11.9
Man Wah Holdings Ltd. 49,600 103,162 (71) (0.1)
Melco International Development Ltd. 14,000 28,578 (1,680) (1.5)
New World Development Co. Ltd. 17,250 89,608 2,118 1.9

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
NWS Holdings Ltd. 22,000 23,323 (1,440) (1.3)
Sino Land Co. Ltd. 12,000 16,747 (384) (0.3)
Sun Hung Kai Properties Ltd. 4,000 60,567 365 0.3
Swire Pacific Ltd. 11,000 82,863 5,136 4.5
Techtronic Industries Co. Ltd. 500 8,572 (79) (0.1)
WH Group Ltd. 334,000 271,352 (37,079) (32.5)
Macau
SJM Holdings Ltd. 40,000 52,491 (923) (0.8)
United Kingdom
CK Hutchison Holdings Ltd. 52,500 419,439 551 0.5
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (122,300) (366,089) 8,536 7.5
ESR Cayman Ltd. (39,200) (128,926) (2,334) (2.0)
SITC International Holdings Co. Ltd. (11,000) (37,436) (1,931) (1.7)
Hong Kong
AIA Group Ltd. (16,600) (203,130) 5,122 4.5
Hang Lung Properties Ltd. (41,000) (107,020) (3,968) (3.5)
Hang Seng Bank Ltd. (8,300) (161,171) (291) (0.3)
Hong Kong & China Gas Co. Ltd. (178,400) (282,869) (11,173) (9.8)
MTR Corp. Ltd. (53,449) (303,990) 8,672 7.6
Swire Properties Ltd. (38,800) (120,435) 2,847 2.5
Vitasoy International Holdings Ltd. (26,000) (100,078) 6,322 5.5
Wharf Real Estate Investment Co. Ltd. (37,000) (208,065) 4,926 4.3
Xinyi Glass Holdings Ltd. (2,000) (6,570) (172) (0.2)
Macau
Galaxy Entertainment Group Ltd. (7,000) (63,282) 4,274 3.8
MGM China Holdings Ltd. (21,200) (37,696) 167 0.1
Sands China Ltd. (18,000) (90,218) 110 0.1
Wynn Macau Ltd. (74,400) (144,747) 10,875 9.5
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the Bank
of Japan Estimate Unsecured
Overnight Call Rate plus or
minus a specified spread
(-1.88% to 0.45%), which is
denominated in JPY based
on the local currencies of the
positions within the swap.
19-98 months
maturity
10/17/2022 $58,771,557 $807,768 $6,783 $814,551
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Aisin Corp. 8,500 323,733 16,059 2.0
Brother Industries Ltd. 16,700 370,914 4,199 0.5
Fujitsu Ltd. 2,200 320,130 (2,814) (0.3)
Honda Motor Co. Ltd. 12,700 382,848 5,256 0.6
Iida Group Holdings Co. Ltd. 15,000 363,460 (10,726) (1.3)
Kajima Corp. 27,800 395,409 2,405 0.3
K's Holdings Corp. 25,900 356,536 243 0.0
Mebuki Financial Group, Inc. 200,300 472,637 (9,712) (1.2)
Medipal Holdings Corp. 16,700 320,998 (17,969) (2.2)
Nintendo Co. Ltd. 1,100 619,999 (11,813) (1.5)
Obayashi Corp. 49,600 455,278 2,745 0.3
SCREEN Holdings Co. Ltd. 5,400 478,086 53,947 6.6
Shimamura Co. Ltd. 3,300 381,333 43,784 5.4
Sojitz Corp. 106,600 301,197 (4,393) (0.5)
Sony Group Corp. 4,100 433,917 5,072 0.6
Subaru Corp. 23,600 471,684 11,173 1.4
Sumitomo Rubber Industries Ltd. 27,400 324,375 19,632 2.4
Taiheiyo Cement Corp. 16,500 434,766 20,868 2.6
Taisei Corp. 8,575 330,835 3,946 0.5
Teijin Ltd. 17,800 307,111 (11,285) (1.4)
Toyo Suisan Kaisha Ltd. 8,000 335,753 (1,171) (0.1)
Yamato Holdings Co. Ltd. 12,700 348,758 1,499 0.2
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (22,500) (672,077) (3,699) (0.5)
ANA Holdings, Inc. (15,900) (369,962) 21,106 2.6
Asahi Intecc Co. Ltd. (13,300) (367,115) (6,386) (0.8)
Chiba Bank Ltd. (The) (57,300) (375,109) 12,961 1.6
Chugai Pharmaceutical Co. Ltd. (8,600) (349,451) 2,564 0.3
Daiichi Sankyo Co. Ltd. (11,900) (347,192) 8,454 1.0
Denso Corp. (7,700) (513,314) 5,669 0.7
East Japan Railway Co. (6,500) (462,198) 35,635 4.4
Fast Retailing Co. Ltd. (400) (319,751) 20,340 2.5
Japan Airport Terminal Co. Ltd. (7,900) (389,628) (3,351) (0.4)
Keio Corp. (6,000) (403,966) 33,827 4.2
Kikkoman Corp. (8,400) (500,931) 33,982 4.2
Kintetsu Group Holdings Co. Ltd. (8,100) (309,298) 29,589 3.6
Kobe Bussan Co. Ltd. (16,100) (431,677) 6,741 0.8
Mitsubishi Motors Corp. (120,700) (345,120) 3,955 0.5
Nippon Paint Holdings Co. Ltd. (24,000) (346,648) 52,230 6.4
Odakyu Electric Railway Co. Ltd. (20,400) (558,186) 46,762 5.7
Oriental Land Co. Ltd. (3,100) (466,492) 15,179 1.9
Pan Pacific International Holdings Corp. (13,700) (323,380) (778) (0.1)
Rakuten Group, Inc. (26,100) (311,813) 23,082 2.8
Seven Bank Ltd. (164,500) (376,025) 19,270 2.4
Shiseido Co. Ltd. (7,400) (497,681) 35,339 4.3
Showa Denko KK (12,500) (356,259) 922 0.1
SoftBank Group Corp. (4,700) (400,147) 21,444 2.6
Tokio Marine Holdings, Inc. (15,300) (728,144) 37,822 4.6
Toyota Motor Corp. (13,500) (1,050,570) (32,674) (4.0)
West Japan Railway Co. (6,500) (360,658) 34,837 4.3

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Yaskawa Electric Corp. (7,200) (359,728) (5,263) (0.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
Federal Funds Effective Rate
plus or minus a specified
spread (-2.42% to 0.33%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
7-73 months
maturity
10/15/2021 $146,886,170 $1,181,020 $40,350 $1,221,370
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AGCO Corp. 3,368 483,813 (1,482) (0.1)
Allstate Corp. (The) 4,473 513,948 (1,462) (0.1)
Arrow Electronics, Inc. 4,061 450,040 5,917 0.5
Associated Banc-Corp. 20,214 431,367 (31,084) (2.5)
Bank of New York Mellon Corp. (The) 10,058 475,643 8,825 0.7
Becton Dickinson and Co. 1,664 404,602 6,264 0.5
Best Buy Co., Inc. 4,121 473,132 6,003 0.5
Cisco Systems, Inc. 7,898 408,406 18,086 1.5
Citigroup, Inc. 5,393 392,341 (2,115) (0.2)
Darden Restaurants, Inc. 2,677 380,134 1,331 0.1
Deckers Outdoor Corp. 1,687 557,419 (20,606) (1.7)
Dick's Sporting Goods, Inc. 5,980 455,377 (12,216) (1.0)
Facebook, Inc. 2,907 856,199 28,720 2.4
Ford Motor Co. 38,795 475,239 (16,475) (1.3)
Intel Corp. 14,957 957,248 (24,295) (2.0)
Kohl's Corp. 7,552 450,175 (5,034) (0.4)
L Brands, Inc. 7,307 452,011 8,101 0.7
Lockheed Martin Corp. 1,413 522,104 23,105 1.9
Microsoft Corp. 2,942 693,635 725 0.1
Popular, Inc. 5,420 381,134 (8,884) (0.7)
SYNNEX Corp. 3,295 378,398 34,894 2.9
Target Corp. 3,247 643,133 58,825 4.8
Thermo Fisher Scientific, Inc. 944 430,823 8,418 0.7
Tyson Foods, Inc. 9,097 675,907 (16,540) (1.4)
Walmart, Inc. 5,476 743,805 17,182 1.4

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
AQR EQUITY MARKET NEUTRAL FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Ameren Corp. (5,273) (429,011) (15,928) (1.3)
Aon plc (2,739) (630,271) (11,256) (0.9)
Ball Corp. (4,759) (403,278) (5,638) (0.5)
Beyond Meat, Inc. (3,905) (508,119) 24,658 2.0
Boeing Co. (The) (1,709) (435,316) 12,254 1.0
Bright Horizons Family Solutions, Inc. (2,738) (469,430) (7,376) (0.6)
Charter Communications, Inc. (937) (578,148) 20,914 1.7
Cincinnati Financial Corp. (3,689) (380,299) 11,815 1.0
Commerce Bancshares, Inc. (5,398) (413,541) 17,770 1.5
First Financial Bankshares , Inc. (8,010) (374,307) 17,222 1.4
First Republic Bank (3,535) (589,461) 8,982 0.7
Grocery Outlet Holding Corp. (14,684) (541,693) (6,719) (0.6)
Hess Corp. (5,361) (379,344) 315 0.0
JPMorgan Chase & Co. (2,523) (384,076) 6,107 0.5
Live Nation Entertainment, Inc. (5,261) (445,344) 7,319 0.6
Lyft, Inc. (8,418) (531,849) 18,442 1.5
NextEra Energy, Inc. (8,136) (615,163) (21,969) (1.8)
Nordstrom, Inc. (9,994) (378,473) 40,982 3.4
Norwegian Cruise Line Holdings Ltd. (13,934) (384,439) 8,138 0.7
PNC Financial Services Group, Inc. (The) (2,548) (446,945) 5,700 0.5
T-Mobile US, Inc. (3,688) (462,070) 6,366 0.5
Trex Co., Inc. (5,118) (468,502) 20,760 1.7
Uber Technologies, Inc. (7,091) (386,530) 7,245 0.6
Visa, Inc. (2,139) (452,890) 23,042 1.9
Welltower , Inc. (6,112) (437,803) 5,929 0.5

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 82.5%
INVESTMENT COMPANIES - 45.5%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(a)(b) 745,832 745,832
Limited Purpose Cash Investment
Fund, 0.01% (1)(a) 13,250,239 13,246,264
TOTAL INVESTMENT COMPANIES
(Cost $13,991,297) 13,992,096
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 37.0%
U.S. Treasury Bills
0.11%, 4/29/2021 (c) $ 2,639,000 2,638,977
0.11%, 5/6/2021 (c) 1,128,000 1,127,981
0.11%, 5/13/2021 (c) 2,318,000 2,317,939
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 37.0% (continued)
0.10%, 5/20/2021 (c)(d) $ 847,000 846,980
0.09%, 6/3/2021 (c)(d) 508,000 507,985
0.09%, 6/17/2021 (c) 129,000 128,996
0.09%, 7/8/2021 (c) 2,936,000 2,935,868
0.09%, 7/29/2021 (c)(d) 559,000 558,965
0.05%, 8/26/2021 (c) 288,000 287,972
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $11,350,208) 11,351,663
TOTAL SHORT-TERM INVESTMENTS
(Cost $25,341,505) 25,343,759
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 82.5%
(Cost $25,341,505) 25,343,759
OTHER ASSETS IN EXCESS OF
LIABILITIES - 17.5% (e) 5,373,830
NET ASSETS - 100.0% 30,717,589
(a) Represents 7-day effective yield as of March 31, 2021.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Forward effective interest rate swap contracts outstanding as of March 31, 2021:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BA Qtrly 0.75% Semi 6/14/2023 CAD 21,800,000 $ 52,302 $ (32,258) $ 20,044
Pay 6M BBR Semi 2.00% Semi 9/11/2031 AUD 900,000 3,447 (2,452) 995
Receive 3M BA Qtrly 1.25% Qtrly 6/16/2031 CAD 1,400,000 38,811 53,676 92,487
Receive 3M BA Qtrly 1.25% Qtrly 9/15/2031 CAD 5,400,000 268,722 113,004 381,726
Receive 3M BBR Qtrly 0.00% Qtrly 9/07/2023 AUD 8,100,000 29,702 4,051 33,753
Receive 3M BBR Qtrly 1.50% Qtrly 6/11/2031 NZD 600,000 (2,181) 22,504 20,323
Receive 3M BBR Qtrly 1.00% Qtrly 6/11/2031 NZD 300,000 3,039 16,876 19,915
Receive 3M LIBOR Qtrly 0.25% Qtrly 6/16/2023 USD 64,900,000 (31,434) 129,820 98,386
Receive 3M LIBOR Qtrly 0.25% Qtrly 9/15/2023 USD 29,300,000 44,497 48,114 92,611
Receive 3M STIBOR Qtrly 0.00% Qtrly 6/21/2023 SEK 8,500,000 841 (219) 622
Receive 3M STIBOR Qtrly 0.00% Qtrly 9/20/2023 SEK 128,600,000 27,238 (7,920) 19,318
Receive 6M EURIBOR Semi 0.75% Semi 6/16/2023 EUR 32,300,000 203,310 (2,158) 201,152
Receive 6M EURIBOR Semi 0.5% Semi 6/16/2023 EUR 700,000 (265) 479 214
Receive 6M EURIBOR Semi 0.75% Annual 9/15/2023 EUR 17,000,000 113,609 (1,239) 112,370
Receive 6M EURIBOR Semi 0.5% Semi 9/15/2023 EUR 37,800,000 38,965 (13,300) 25,665
Receive 6M LIBOR Semi 0.25% Semi 6/16/2031 GBP 3,700,000 319,011 97,767 416,778
Receive 6M LIBOR Semi 1.00% Semi 9/15/2031 GBP 700,000 6,078 6,110 12,188
Receive 6M LIBOR Semi 0.25% Semi 9/15/2031 GBP 4,400,000 417,076 99,025 516,101
Receive 6M NIBOR Semi 1.50% Semi 9/17/2031 NOK 22,300,000 81,743 23,689 105,432
1,614,511 555,569 2,170,080
Pay 3M BA Qtrly 0.75% Semi 9/13/2023 CAD 22,700,000 (11,113) (10,619) (21,732)
Pay 3M BBR Qtrly 0.00% Qtrly 6/08/2023 AUD 9,500,000 (36,688) 7,005 (29,683)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BBR Qtrly 0.50% Semi 6/14/2023 NZD 3,900,000 $ 2,144 $ (3,426) $ (1,282)
Pay 3M BBR Qtrly 0.50% Semi 9/13/2023 NZD 20,500,000 (38,013) 10,728 (27,285)
Pay 3M LIBOR Qtrly 0.75% Semi 6/16/2031 USD 5,000,000 (227,091) (279,895) (506,986)
Pay 3M LIBOR Qtrly 1.00% Semi 9/15/2031 USD 1,500,000 (91,343) (33,923) (125,266)
Pay 3M STIBOR Qtrly 0.50% Annual 9/17/2031 SEK 9,700,000 (27,622) (11,216) (38,838)
Pay 6M BBR Semi 1.00% Semi 6/12/2031 AUD 900,000 (21,702) (36,204) (57,906)
Pay 6M BBR Semi 1.50% Semi 9/11/2031 AUD 1,100,000 (21,404) (16,191) (37,595)
Pay 6M EURIBOR Semi 0.00% Annual 6/16/2031 EUR 100,000 2,407 (3,560) (1,153)
Pay 6M EURIBOR Semi 0.25% Annual 6/16/2031 EUR 4,100,000 (134,506) (35,015) (169,521)
Pay 6M EURIBOR Semi 0.25% Annual 9/15/2031 EUR 4,700,000 (179,172) (33,328) (212,500)
Pay 6M LIBOR Semi 0.00% Semi 6/16/2023 GBP 18,100,000 (109,514) (60,487) (170,001)
Pay 6M LIBOR Semi 0.25% Semi 6/16/2023 GBP 16,000,000 41,025 (81,168) (40,143)
Pay 6M LIBOR Semi 0.00% Semi 9/15/2023 GBP 28,400,000 (262,784) (60,632) (323,416)
Pay 6M LIBOR Semi 0.00% Semi 6/18/2031 JPY 213,500,000 (17,809) (14,435) (32,244)
Pay 6M LIBOR Semi 0.00% Annual 9/17/2031 CHF 600,000 (5,755) 493 (5,262)
Pay 6M LIBOR Semi 0.00% Semi 9/17/2031 JPY 373,000,000 (70,072) 9,280 (60,792)
Pay 6M NIBOR Semi 1.00% Annual 9/20/2023 NOK 166,900,000 (19,099) (15,258) (34,357)
Receive 6M LIBOR Semi 0.00% Semi 6/21/2023 JPY 5,272,900,000 (53,051) 29,004 (24,047)
Receive 6M LIBOR Semi 0.00% Semi 9/20/2023 JPY 6,595,000,000 (26,197) 1,288 (24,909)
Receive 6M LIBOR Semi 0.5% Semi 9/20/2023 CHF 1,600,000 (2,650) (1,006) (3,656)
(1,310,009) (638,565) (1,948,574)
$ 304,502 $ (82,996) $ 221,506
Abbreviations:
3M: 3 Month
6M: 6 Month
Qtrly : Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2021 were as follows:
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.04%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.44%
3 Month London Interbank Offered Rate (''LIBOR''): 0.19%
3 Month Stockholm Interbank Offered Rate (''STIBOR''): -0.02%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.09%
6 Month Euro Interbank Offered Rate (''EURIBOR''): - 0.51%
6 Month London Interbank Offered Rate (''LIBOR''): 0.21%
6 Month Norwegian Interbank Offered Rate (''NIBOR''): 0.43%

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
Total return swap contracts outstanding as of March 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
BIST 30 Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/30/2021 TRY (245,183) $ 7
Corn May Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/23/2021 USD 394,975 11,885
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/29/2021 HKD 8,494,800 4,193
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/29/2021 HKD 8,494,800 2,412
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/29/2021 HKD 2,735,750 4,086
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/29/2021 HKD 4,924,350 1,950
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/10/2021 KRW 518,312,500 6,177
Soybean Oil May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/23/2021 USD 349,272 52,326
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/21/2021 TWD 3,284,600 1,587
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/21/2021 TWD 32,846,000 16,411
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/23/2021 USD (30,900) 1,800
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/23/2021 USD (30,900) 1,785
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (-0.20%)
Increases in
total return of
reference entity
Monthly GSIN 06/18/2021 HKD 1,181,984 1,554

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.19%)
Increases in
total return of
reference entity
Monthly GSIN 06/18/2021 EUR 374,347 $ 35,818
141,991
DTOP Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/17/2021 ZAR 4,133,580 (2,441)
iBovespa Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/14/2021 BRL (1,165,490) (3,860)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 06/18/2021 CHF (3,059,840) (64,185)
Tel Aviv Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/28/2021 ILS (2,086,006) (6,011)
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/23/2021 USD 30,900 (1,752)
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/23/2021 USD 30,900 (1,771)
MSCI China Net
Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (-0.50%)
Increases in
total return of
reference entity
Monthly GSIN 06/18/2021 HKD 11,826 (22)
MSCI Emerging
Markets Thailand
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.45%) Monthly JPMC 06/16/2021 USD (149,744) (820)
MSCI Singapore
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
SOR plus or minus
a specified spread
(0.00%) Monthly GSIN 06/16/2021 SGD (160,730) (3,757)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.40%) Monthly GSIN 06/16/2021 EUR (94,888) $ (1,587)
(86,206)
$ 55,785
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 7 4/2021 EUR $ 1,147,834 $ 27,850
Brent Crude Oil 8 4/2021 USD 501,920 (27,628)
Hang Seng Index 6 4/2021 HKD 1,092,705 (295)
HSCEI 1 4/2021 HKD 70,381 376
LME Aluminum Base Metal 1 4/2021 USD 54,800 4,573
LME Aluminum Base Metal 1 4/2021 USD 54,935 5,390
LME Aluminum Base Metal 1 4/2021 USD 54,702 3,861
LME Aluminum Base Metal 2 4/2021 USD 109,432 8,378
LME Aluminum Base Metal 2 4/2021 USD 109,713 9,833
LME Aluminum Base Metal 2 4/2021 USD 109,730 10,574
LME Aluminum Base Metal 2 4/2021 USD 109,818 9,644
LME Aluminum Base Metal 3 4/2021 USD 164,700 13,854
LME Copper Base Metal 1 4/2021 USD 219,814 19,911
LME Copper Base Metal 1 4/2021 USD 219,708 17,996
LME Copper Base Metal 1 4/2021 USD 219,825 18,316
LME Copper Base Metal 1 4/2021 USD 219,722 15,989
LME Nickel Base Metal 3 4/2021 USD 288,636 (32,992)
LME Zinc Base Metal 1 4/2021 USD 70,200 5,728
LME Zinc Base Metal 1 4/2021 USD 70,131 (1,121)
LME Zinc Base Metal 1 4/2021 USD 70,181 697
LME Zinc Base Metal 1 4/2021 USD 70,181 3,313
LME Zinc Base Metal 3 4/2021 USD 210,591 14,084
SGX FTSE China A50 Index 7 4/2021 USD 120,274 (63)
SGX FTSE Taiwan Index 14 4/2021 USD 811,160 4,624
SGX NIFTY 50 Index 5 4/2021 USD 147,460 137
WTI Crude Oil 12 4/2021 USD 709,920 (46,405)
Copper 2 5/2021 USD 199,775 (4,420)
Corn 25 5/2021 USD 705,313 21,307
LME Aluminum Base Metal 1 5/2021 USD 55,046 (707)
LME Aluminum Base Metal 1 5/2021 USD 55,039 3,086
LME Aluminum Base Metal 1 5/2021 USD 54,970 5,781
LME Aluminum Base Metal 7 5/2021 USD 385,119 17,725
LME Copper Base Metal 1 5/2021 USD 219,613 (7,890)
LME Copper Base Metal 1 5/2021 USD 219,725 1,222
LME Copper Base Metal 1 5/2021 USD 219,713 24,929
LME Nickel Base Metal 1 5/2021 USD 96,255 (14,828)
LME Nickel Base Metal 1 5/2021 USD 96,229 (10,419)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 1 5/2021 USD $ 96,294 $ (21,579)
LME Zinc Base Metal 1 5/2021 USD 70,248 3,840
LME Zinc Base Metal 3 5/2021 USD 210,869 (6,214)
Silver 1 5/2021 USD 122,660 (17,089)
Soybean Meal 1 5/2021 USD 42,320 155
Soybean Oil 3 5/2021 USD 95,256 13,262
Australia 10 Year Bond 23 6/2021 AUD 2,412,810 (4,156)
DJIA CBOT E-Mini Index 1 6/2021 USD 164,490 (410)
FTSE/JSE Top 40 Index 7 6/2021 ZAR 290,149 1,013
FTSE/MIB Index 16 6/2021 EUR 2,288,548 33,559
KOSPI 200 Index 15 6/2021 KRW 1,373,923 23,876
LME Aluminum Base Metal 1 6/2021 USD 55,219 167
LME Aluminum Base Metal 1 6/2021 USD 55,206 (464)
LME Aluminum Base Metal 2 6/2021 USD 110,207 2,401
LME Aluminum Base Metal 2 6/2021 USD 110,256 2,038
LME Aluminum Base Metal 3 6/2021 USD 165,638 (998)
LME Aluminum Base Metal 6 6/2021 USD 331,115 7,323
LME Aluminum Base Metal 20 6/2021 USD 1,104,375 12,183
LME Copper Base Metal 1 6/2021 USD 219,706 (6,696)
LME Copper Base Metal 1 6/2021 USD 219,606 (4,842)
LME Copper Base Metal 4 6/2021 USD 878,775 (31,998)
LME Nickel Base Metal 1 6/2021 USD 96,408 (197)
LME Nickel Base Metal 1 6/2021 USD 96,344 (1,014)
LME Nickel Base Metal 1 6/2021 USD 96,363 (1,119)
LME Nickel Base Metal 2 6/2021 USD 192,666 (2,946)
LME Nickel Base Metal 2 6/2021 USD 192,642 (30,984)
LME Nickel Base Metal 6 6/2021 USD 578,196 (87,156)
LME Zinc Base Metal 1 6/2021 USD 70,431 228
LME Zinc Base Metal 1 6/2021 USD 70,406 541
LME Zinc Base Metal 1 6/2021 USD 70,423 1,020
LME Zinc Base Metal 2 6/2021 USD 140,925 37
LME Zinc Base Metal 2 6/2021 USD 140,696 890
LME Zinc Base Metal 5 6/2021 USD 352,094 (6,459)
Long Gilt 20 6/2021 GBP 3,517,912 (16,212)
MSCI Emerging Markets E-Mini Index 3 6/2021 USD 198,375 (68)
Nikkei 225 Index 2 6/2021 JPY 527,072 (963)
Russell 2000 E-Mini Index 1 6/2021 USD 111,125 (6,667)
S&P 500 E-Mini Index 31 6/2021 USD 6,149,470 55,903
S&P Midcap 400 E-Mini Index 1 6/2021 USD 260,530 (3,813)
S&P/TSX 60 Index 2 6/2021 CAD 353,656 (648)
TOPIX Index 36 6/2021 JPY 6,353,037 174,032
202,186
Short Contracts
CAC 40 10 Euro Index (9) 4/2021 EUR (640,224) (3,008)
FTSE Bursa Malaysia KLCI Index (3) 4/2021 MYR (56,867) 1,245
IBEX 35 Index (23) 4/2021 EUR (2,316,013) 15,930
LME Aluminum Base Metal (1) 4/2021 USD (54,800) (4,678)
LME Aluminum Base Metal (1) 4/2021 USD (54,702) (3,946)
LME Aluminum Base Metal (1) 4/2021 USD (54,935) (5,411)
LME Aluminum Base Metal (2) 4/2021 USD (109,818) (8,822)
LME Aluminum Base Metal (2) 4/2021 USD (109,432) (8,212)
LME Aluminum Base Metal (2) 4/2021 USD (109,713) (9,832)
LME Aluminum Base Metal (2) 4/2021 USD (109,730) (10,568)
LME Aluminum Base Metal (3) 4/2021 USD (164,700) (14,007)
LME Copper Base Metal (1) 4/2021 USD (219,814) (20,092)
LME Copper Base Metal (1) 4/2021 USD (219,722) (15,635)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 4/2021 USD $ (219,825) $ (18,355)
LME Copper Base Metal (1) 4/2021 USD (219,708) (18,235)
LME Nickel Base Metal (3) 4/2021 USD (288,636) 33,015
LME Zinc Base Metal (1) 4/2021 USD (70,181) (3,471)
LME Zinc Base Metal (1) 4/2021 USD (70,131) 1,428
LME Zinc Base Metal (1) 4/2021 USD (70,181) (828)
LME Zinc Base Metal (1) 4/2021 USD (70,200) (5,540)
LME Zinc Base Metal (3) 4/2021 USD (210,591) (15,412)
MSCI Singapore Index (36) 4/2021 SGD (957,939) (4,101)
Natural Gas (18) 4/2021 USD (469,440) 2,017
OMXS30 Index (45) 4/2021 SEK (1,127,003) (12,764)
LME Aluminum Base Metal (1) 5/2021 USD (55,046) 666
LME Aluminum Base Metal (1) 5/2021 USD (54,970) (5,910)
LME Aluminum Base Metal (1) 5/2021 USD (55,039) (3,066)
LME Aluminum Base Metal (7) 5/2021 USD (385,119) (19,869)
LME Copper Base Metal (1) 5/2021 USD (219,613) 8,181
LME Copper Base Metal (1) 5/2021 USD (219,713) (26,290)
LME Copper Base Metal (1) 5/2021 USD (219,725) (1,291)
LME Nickel Base Metal (1) 5/2021 USD (96,229) 10,388
LME Nickel Base Metal (1) 5/2021 USD (96,294) 20,343
LME Nickel Base Metal (1) 5/2021 USD (96,255) 14,832
LME Zinc Base Metal (1) 5/2021 USD (70,248) (3,770)
LME Zinc Base Metal (3) 5/2021 USD (210,869) 6,623
Soybean (2) 5/2021 USD (143,675) (3,723)
Wheat (6) 5/2021 USD (185,400) 1,293
Australia 3 Year Bond (10) 6/2021 AUD (889,003) (590)
Canada 10 Year Bond (11) 6/2021 CAD (1,214,665) 5,152
DAX Index (2) 6/2021 EUR (881,225) (30,087)
EURO STOXX 50 Index (105) 6/2021 EUR (4,760,341) (97,348)
Euro- Bobl (31) 6/2021 EUR (4,910,658) (3,966)
Euro-BTP (3) 6/2021 EUR (525,288) (977)
Euro-Bund (80) 6/2021 EUR (16,068,806) 42,513
Euro-OAT (3) 6/2021 EUR (569,756) 1,929
Euro-Schatz (64) 6/2021 EUR (8,413,420) (1,615)
FTSE 100 Index (53) 6/2021 GBP (4,880,430) 43,028
Japan 10 Year Bond (11) 6/2021 JPY (15,017,025) (28,321)
LME Aluminum Base Metal (1) 6/2021 USD (55,206) 278
LME Aluminum Base Metal (1) 6/2021 USD (55,219) 98
LME Aluminum Base Metal (2) 6/2021 USD (110,256) (2,370)
LME Aluminum Base Metal (2) 6/2021 USD (110,207) (2,579)
LME Aluminum Base Metal (3) 6/2021 USD (165,638) 1,079
LME Aluminum Base Metal (6) 6/2021 USD (331,115) (6,286)
LME Aluminum Base Metal (12) 6/2021 USD (662,625) (11,790)
LME Copper Base Metal (1) 6/2021 USD (219,606) 5,066
LME Copper Base Metal (1) 6/2021 USD (219,706) 6,539
LME Copper Base Metal (3) 6/2021 USD (659,081) 12,857
LME Nickel Base Metal (1) 6/2021 USD (96,344) 916
LME Nickel Base Metal (1) 6/2021 USD (96,408) 9
LME Nickel Base Metal (1) 6/2021 USD (96,363) 654
LME Nickel Base Metal (2) 6/2021 USD (192,642) 31,314
LME Nickel Base Metal (2) 6/2021 USD (192,666) 3,382
LME Nickel Base Metal (6) 6/2021 USD (578,196) 56,283
LME Zinc Base Metal (1) 6/2021 USD (70,431) (239)
LME Zinc Base Metal (1) 6/2021 USD (70,406) (922)
LME Zinc Base Metal (1) 6/2021 USD (70,423) (1,080)
LME Zinc Base Metal (2) 6/2021 USD (140,925) (31)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (2) 6/2021 USD $ (140,696) $ (77)
LME Zinc Base Metal (7) 6/2021 USD (492,931) 216
MEX BOLSA Index (11) 6/2021 MXN (252,484) 6,433
NASDAQ 100 E-Mini Index (1) 6/2021 USD (261,795) (5,888)
SET50 Index (100) 6/2021 THB (617,664) (3,142)
SPI 200 Index (6) 6/2021 AUD (770,867) (2,273)
U.S. Treasury 10 Year Note (23) 6/2021 USD (3,011,563) 17,352
U.S. Treasury 2 Year Note (52) 6/2021 USD (11,477,782) 9,377
U.S. Treasury 5 Year Note (17) 6/2021 USD (2,097,773) 24,335
U.S. Treasury Long Bond (6) 6/2021 USD (927,563) 20,786
U.S. Treasury Ultra Bond (3) 6/2021 USD (543,656) 21,648
(19,212)
$ 182,974
Forward foreign currency contracts outstanding as of March 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 428,000 USD 325,085 CITI 6/16/2021 $ 106
AUD 428,000 USD 325,086 JPMC 6/16/2021 105
BRL 1,746,878 USD 302,445 CITI
**
6/16/2021 6,320
BRL 1,746,874 USD 302,445 JPMC
**
6/16/2021 6,319
CAD 4,046,501 USD 3,204,016 CITI 6/16/2021 16,228
CAD 4,046,499 USD 3,204,018 JPMC 6/16/2021 16,225
CLP 65,875,000 USD 90,109 CITI
**
6/16/2021 1,371
CLP 65,875,000 USD 90,109 JPMC
**
6/16/2021 1,371
CNY 8,500 USD 1,286 CITI
**
6/16/2021 2
CNY 8,500 USD 1,286 JPMC
**
6/16/2021 2
GBP 76,000 USD 104,524 CITI 6/16/2021 274
GBP 76,000 USD 104,524 JPMC 6/16/2021 273
INR 39,945,376 USD 536,506 CITI
**
6/16/2021 3,042
INR 39,945,376 USD 536,507 JPMC
**
6/16/2021 3,042
KRW 179,382,500 USD 158,405 CITI
**
6/16/2021 668
KRW 179,382,500 USD 158,402 JPMC
**
6/16/2021 671
MXN 34,631,500 USD 1,661,345 CITI 6/16/2021 19,421
MXN 34,631,500 USD 1,661,347 JPMC 6/16/2021 19,419
NOK 3,942,000 USD 459,157 CITI 6/16/2021 1,708
NOK 3,942,000 USD 459,158 JPMC 6/16/2021 1,707
RUB 5,067,000 USD 66,389 CITI
**
6/16/2021 65
RUB 5,067,000 USD 66,389 JPMC
**
6/16/2021 65
THB 23,000 USD 734 CITI 6/16/2021 2
THB 23,000 USD 734 JPMC 6/16/2021 2
USD 1,496,014 AUD 1,916,500 CITI 6/16/2021 39,873
USD 1,496,012 AUD 1,916,500 JPMC 6/16/2021 39,871
USD 315,669 BRL 1,762,500 CITI
**
6/16/2021 4,144
USD 315,669 BRL 1,762,500 JPMC
**
6/16/2021 4,144
USD 808,974 CAD 1,010,333 CITI 6/16/2021 4,942
USD 808,973 CAD 1,010,334 JPMC 6/16/2021 4,940
USD 4,284,354 CHF 3,873,500 CITI 6/16/2021 177,824
USD 4,284,200 CHF 3,873,500 JPMC 6/16/2021 177,671
USD 14,691 CLP 10,500,000 CITI
**
6/16/2021 110
USD 14,691 CLP 10,500,000 JPMC
**
6/16/2021 110

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 573,965 CNY 3,753,500 CITI
**
6/16/2021 $ 5,355
USD 573,964 CNY 3,753,500 JPMC
**
6/16/2021 5,354
USD 335,630 COP 1,211,875,001 CITI
**
6/16/2021 5,337
USD 335,629 COP 1,211,874,998 JPMC
**
6/16/2021 5,337
USD 445,565 CZK 9,600,000 CITI 6/16/2021 14,181
USD 445,565 CZK 9,600,000 JPMC 6/16/2021 14,181
USD 6,111,911 EUR 5,050,004 CITI 6/16/2021 180,560
USD 6,111,894 EUR 5,049,996 JPMC 6/16/2021 180,552
USD 1,830,560 GBP 1,314,002 CITI 6/16/2021 18,669
USD 1,830,552 GBP 1,313,998 JPMC 6/16/2021 18,667
USD 296,936 HUF 88,853,000 CITI 6/16/2021 9,531
USD 296,936 HUF 88,853,000 JPMC 6/16/2021 9,531
USD 884,688 IDR 12,882,045,500 CITI
**
6/16/2021 9,379
USD 884,687 IDR 12,882,045,500 JPMC
**
6/16/2021 9,378
USD 402,425 ILS 1,320,000 CITI 6/16/2021 7,185
USD 402,424 ILS 1,320,000 JPMC 6/16/2021 7,184
USD 362,194 INR 26,656,000 CITI
**
6/16/2021 2,146
USD 362,193 INR 26,656,000 JPMC
**
6/16/2021 2,146
USD 574,956 JPY 60,746,500 CITI 6/16/2021 25,954
USD 574,956 JPY 60,746,500 JPMC 6/16/2021 25,954
USD 142,892 KRW 160,643,500 CITI
**
6/16/2021 438
USD 142,892 KRW 160,643,500 JPMC
**
6/16/2021 438
USD 2,062,803 NOK 17,429,995 CITI 6/16/2021 25,039
USD 2,062,800 NOK 17,429,993 JPMC 6/16/2021 25,036
USD 7,749,077 NZD 10,756,001 CITI 6/16/2021 238,420
USD 7,749,066 NZD 10,755,999 JPMC 6/16/2021 238,410
USD 149,332 PHP 7,275,000 CITI
**
6/16/2021 460
USD 149,332 PHP 7,275,000 JPMC
**
6/16/2021 460
USD 1,000,899 PLN 3,805,001 CITI 6/16/2021 37,724
USD 1,000,898 PLN 3,804,999 JPMC 6/16/2021 37,724
USD 106,603 RUB 7,978,500 CITI
**
6/16/2021 1,965
USD 106,603 RUB 7,978,500 JPMC
**
6/16/2021 1,965
USD 92,001 SEK 790,000 CITI 6/16/2021 1,483
USD 92,001 SEK 790,000 JPMC 6/16/2021 1,483
USD 1,049,555 SGD 1,394,000 CITI 6/16/2021 13,632
USD 1,049,554 SGD 1,394,000 JPMC 6/16/2021 13,631
USD 3,384 THB 103,000 CITI 6/16/2021 89
USD 3,384 THB 103,000 JPMC 6/16/2021 89
USD 45,378 ZAR 675,000 CITI 6/17/2021 95
USD 45,378 ZAR 675,000 JPMC 6/17/2021 95
ZAR 14,528,500 USD 954,349 CITI 6/17/2021 20,299
ZAR 14,528,500 USD 954,350 JPMC 6/17/2021 20,298
Total unrealized appreciation 1,787,891
AUD 5,485,006 USD 4,282,163 CITI 6/16/2021 (114,699)
AUD 5,484,994 USD 4,282,158 JPMC 6/16/2021 (114,704)
BRL 4,323,126 USD 786,118 CITI
**
6/16/2021 (21,995)
BRL 4,323,122 USD 786,118 JPMC
**
6/16/2021 (21,995)
CAD 2,525,000 USD 2,018,634 CITI 6/16/2021 (9,215)
CAD 2,525,000 USD 2,018,637 JPMC 6/16/2021 (9,218)
CHF 1,148,000 USD 1,230,219 CITI 6/16/2021 (13,155)
CHF 1,148,000 USD 1,230,220 JPMC 6/16/2021 (13,157)
CLP 82,625,000 USD 116,769 CITI
**
6/16/2021 (2,029)
CLP 82,625,000 USD 116,769 JPMC
**
6/16/2021 (2,029)
CNY 12,230,753 USD 1,877,559 CITI
**
6/16/2021 (24,747)
CNY 12,230,747 USD 1,877,561 JPMC
**
6/16/2021 (24,749)
COP 5,000,000 USD 1,392 CITI
**
6/16/2021 (30)
COP 5,000,000 USD 1,392 JPMC
**
6/16/2021 (30)
EUR 3,883,500 USD 4,695,268 CITI 6/16/2021 (134,004)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 3,883,500 USD 4,695,274 JPMC 6/16/2021 $ (134,010)
GBP 1,095,002 USD 1,520,368 CITI 6/16/2021 (10,459)
GBP 1,094,998 USD 1,520,364 JPMC 6/16/2021 (10,460)
HUF 60,640,000 USD 204,873 CITI 6/16/2021 (8,726)
HUF 60,640,000 USD 204,873 JPMC 6/16/2021 (8,726)
ILS 170,000 USD 51,504 CITI 6/16/2021 (601)
ILS 170,000 USD 51,504 JPMC 6/16/2021 (601)
INR 76,425,624 USD 1,037,428 CITI
**
6/16/2021 (5,132)
INR 76,425,624 USD 1,037,429 JPMC
**
6/16/2021 (5,134)
JPY 290,820,000 USD 2,701,737 CITI 6/16/2021 (73,425)
JPY 290,820,000 USD 2,701,741 JPMC 6/16/2021 (73,429)
KRW 1,366,457,000 USD 1,225,491 CITI
**
6/16/2021 (13,747)
KRW 1,366,457,000 USD 1,225,492 JPMC
**
6/16/2021 (13,749)
MXN 400,000 USD 19,428 CITI 6/16/2021 (14)
MXN 400,000 USD 19,428 JPMC 6/16/2021 (14)
NOK 10,767,000 USD 1,269,977 CITI 6/16/2021 (11,193)
NOK 10,767,000 USD 1,269,978 JPMC 6/16/2021 (11,194)
NZD 3,664,501 USD 2,660,359 CITI 6/16/2021 (101,526)
NZD 3,664,499 USD 2,660,361 JPMC 6/16/2021 (101,529)
PLN 1,278,500 USD 341,642 CITI 6/16/2021 (18,010)
PLN 1,278,500 USD 341,642 JPMC 6/16/2021 (18,011)
RUB 34,665,500 USD 462,696 CITI
**
6/16/2021 (8,059)
RUB 34,665,500 USD 462,697 JPMC
**
6/16/2021 (8,060)
SEK 2,746,500 USD 327,652 CITI 6/16/2021 (12,957)
SEK 2,746,500 USD 327,652 JPMC 6/16/2021 (12,958)
THB 2,434,500 USD 80,514 CITI 6/16/2021 (2,631)
THB 2,434,500 USD 80,514 JPMC 6/16/2021 (2,631)
TWD 16,350,002 USD 594,616 CITI
**
6/16/2021 (15,853)
TWD 16,349,998 USD 594,617 JPMC
**
6/16/2021 (15,854)
USD 555,088 BRL 3,212,503 CITI
**
6/16/2021 (12,730)
USD 555,079 BRL 3,212,497 JPMC
**
6/16/2021 (12,739)
USD 2,399,972 CAD 3,031,000 CITI 6/16/2021 (12,128)
USD 2,399,967 CAD 3,030,997 JPMC 6/16/2021 (12,130)
USD 175,071 CNY 1,157,000 CITI
**
6/16/2021 (200)
USD 175,071 CNY 1,157,000 JPMC
**
6/16/2021 (200)
USD 46,917 COP 173,125,001 CITI
**
6/16/2021 (268)
USD 46,917 COP 173,125,000 JPMC
**
6/16/2021 (268)
USD 91,899 HUF 28,451,000 CITI 6/16/2021 (130)
USD 91,899 HUF 28,451,000 JPMC 6/16/2021 (130)
USD 68,844 INR 5,113,500 CITI
**
6/16/2021 (225)
USD 68,844 INR 5,113,500 JPMC
**
6/16/2021 (225)
USD 443,357 KRW 503,196,000 CITI
**
6/16/2021 (2,867)
USD 443,357 KRW 503,196,000 JPMC
**
6/16/2021 (2,867)
USD 1,444,711 MXN 30,204,000 CITI 6/16/2021 (21,176)
USD 1,444,709 MXN 30,204,000 JPMC 6/16/2021 (21,178)
USD 700,751 NOK 6,023,006 CITI 6/16/2021 (3,407)
USD 700,750 NOK 6,023,006 JPMC 6/16/2021 (3,408)
USD 315,294 NZD 452,500 CITI 6/16/2021 (676)
USD 315,294 NZD 452,500 JPMC 6/16/2021 (676)
USD 151,275 PHP 7,425,000 CITI
**
6/16/2021 (666)
USD 151,275 PHP 7,425,000 JPMC
**
6/16/2021 (666)
USD 113,157 PLN 449,000 CITI 6/16/2021 (500)
USD 113,157 PLN 449,000 JPMC 6/16/2021 (501)
USD 5,468 RUB 419,000 CITI
**
6/16/2021 (27)
USD 5,468 RUB 419,000 JPMC
**
6/16/2021 (27)
USD 283,978 SGD 382,500 CITI 6/16/2021 (269)
USD 283,978 SGD 382,500 JPMC 6/16/2021 (269)
USD 188,765 TWD 5,350,000 CITI
**
6/16/2021 (616)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
AQR GLOBAL MACRO FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 188,765 TWD 5,350,000 JPMC
**
6/16/2021 $ (617)
USD 239,738 ZAR 3,645,000 CITI 6/17/2021 (4,788)
USD 239,738 ZAR 3,645,000 JPMC 6/17/2021 (4,788)
ZAR 3,051,500 USD 206,809 CITI 6/17/2021 (2,097)
ZAR 3,051,500 USD 206,809 JPMC 6/17/2021 (2,097)
Total unrealized depreciation (1,330,005)
Net unrealized appreciation $ 457,886
** Non-deliverable forward.

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
7
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 87.0%
INVESTMENT COMPANIES - 31.8%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(a)(b) 1,208,050 1,208,050
Limited Purpose Cash Investment
Fund, 0.01% (1)(a) 90,950,382 90,923,097
TOTAL INVESTMENT COMPANIES
(Cost $92,123,196) 92,131,147
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 55.2%
U.S. Treasury Bills
0.11%, 5/13/2021 (c)(d) $ 8,780,000 8,779,770
0.10%, 5/20/2021 (d) 3,990,000 3,989,905
0.09%, 5/27/2021 (d) 4,280,000 4,279,900
0.09%, 6/3/2021 (d)(e) 40,717,000 40,715,752
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 55.2% (continued)
0.09%, 6/10/2021 (d)(e) $ 36,313,000 36,311,835
0.09%, 6/24/2021 (d)(e) 8,740,000 8,739,745
0.09%, 7/15/2021 (d)(e) 6,870,000 6,869,725
0.10%, 7/22/2021 (d)(f) 26,165,000 26,163,779
0.09%, 7/29/2021 (d)(e) 448,000 447,972
0.05%, 8/12/2021 (d)(f) 20,266,000 20,264,203
0.06%, 8/19/2021 (d)(e) 3,471,000 3,470,676
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $160,008,912) 160,033,262
TOTAL SHORT-TERM INVESTMENTS
(Cost $252,132,108) 252,164,409
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 87.0%
(Cost $252,132,108) 252,164,409
OTHER ASSETS IN EXCESS OF
LIABILITIES - 13.0% (g) 37,685,566
NET ASSETS - 100.0% 289,849,975
(a) Represents 7-day effective yield as of March 31, 2021.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(c) All or a portion of the security pledged as collateral for futures contracts.
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for swap contracts.
(f) All or a portion of the security pledged as collateral for swap and futures contracts.
(g) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Total return swap contracts outstanding as of March 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 04/29/2021 HKD 8,494,800 $ 8,995
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 06/18/2021 CHF 3,169,120 68,098
MSCI Australia
Net Return Index
Decreases in
total return
of reference
entity and
pays the BBR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2021 AUD 1,352,709 4,159

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Canada Net
Return Index
Decreases in
total return
of reference
entity and
pays the BA
plus or minus
a specified
spread (-0.63%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2021 CAD 500,911 $ 7,054
MSCI France Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.70%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2021 EUR 107,379 3,325
MSCI Hong Kong
Net Return Index
Decreases in
total return
of reference
entity and pays
the HIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2021 HKD 295,496 380
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.25%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2021 EUR 252,380 11,125
MSCI Japan Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.05%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2021 JPY 1,083,988,004 362,540
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.05%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2021 EUR 1,003,576 95,866
MSCI Singapore
Net Return Index
Decreases in
total return
of reference
entity and
pays the SOR
plus or minus
a specified
spread (0.15%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2021 SGD 5,953 139

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (-0.40%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2021 EUR 602,193 $ 10,073
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (-1.00%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2021 SEK 478,128 2,905
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (-0.45%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2021 CHF 1,071,117 35,060
MSCI United
Kingdom Net
Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.16%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2021 GBP 11,338 22
609,741
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/18/2021 CHF 109,280 (327)
(327)
$ 609,414
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 14 4/2021 EUR $ 2,295,668 $ 60,121
CAC 40 10 Euro Index 59 4/2021 EUR 4,197,023 23,554
Hang Seng Index 1 4/2021 HKD 182,118 2,295
IBEX 35 Index 9 4/2021 EUR 906,266 (3,825)
MSCI Singapore Index 10 4/2021 SGD 266,094 280
OMXS30 Index 61 4/2021 SEK 1,527,715 21,932
DAX Index 9 6/2021 EUR 3,965,514 121,938
FTSE 100 Index 62 6/2021 GBP 5,709,182 (33,494)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
FTSE/MIB Index 7 6/2021 EUR $ 1,001,240 $ 14,862
S&P 500 E-Mini Index 563 6/2021 USD 111,682,310 1,062,323
S&P/TSX 60 Index 24 6/2021 CAD 4,243,877 (7,390)
SPI 200 Index 18 6/2021 AUD 2,312,602 (15,624)
TOPIX Index 4 6/2021 JPY 705,893 3,035
$ 1,250,007
Forward foreign currency contracts outstanding as of March 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 160,500 USD 121,887 CITI 6/16/2021 $ 59
AUD 160,500 USD 121,888 JPMC 6/16/2021 59
CAD 2,431,905 USD 1,925,610 CITI 6/16/2021 9,723
CAD 2,431,902 USD 1,925,610 JPMC 6/16/2021 9,722
GBP 194,500 USD 267,855 CITI 6/16/2021 343
GBP 194,500 USD 267,855 JPMC 6/16/2021 343
NOK 127,000 USD 14,764 CITI 6/16/2021 83
NOK 127,000 USD 14,765 JPMC 6/16/2021 83
NZD 6,500 USD 4,527 CITI 6/16/2021 12
NZD 6,500 USD 4,527 JPMC 6/16/2021 12
SGD 40,000 USD 29,657 CITI 6/16/2021 68
SGD 40,000 USD 29,657 JPMC 6/16/2021 68
USD 20,541 AUD 26,500 CITI 6/16/2021 406
USD 20,541 AUD 26,500 JPMC 6/16/2021 406
USD 694,789 CHF 630,210 CITI 6/16/2021 26,665
USD 694,756 CHF 630,208 JPMC 6/16/2021 26,635
USD 21,101 DKK 130,500 CITI 6/16/2021 502
USD 21,101 DKK 130,500 JPMC 6/16/2021 502
USD 647,901 EUR 532,562 CITI 6/16/2021 22,394
USD 647,896 EUR 532,559 JPMC 6/16/2021 22,393
USD 61,778 GBP 44,500 CITI 6/16/2021 417
USD 61,778 GBP 44,500 JPMC 6/16/2021 417
USD 42,565 HKD 330,000 CITI 6/16/2021 109
USD 42,565 HKD 330,000 JPMC 6/16/2021 109
USD 3,793 ILS 12,500 CITI 6/16/2021 50
USD 3,793 ILS 12,500 JPMC 6/16/2021 50
USD 8,336 NZD 11,500 CITI 6/16/2021 306
USD 8,336 NZD 11,500 JPMC 6/16/2021 306
USD 21,493 SEK 179,620 CITI 6/16/2021 912
USD 21,493 SEK 179,619 JPMC 6/16/2021 912
USD 581,731 SGD 772,644 CITI 6/16/2021 7,556
USD 581,728 SGD 772,641 JPMC 6/16/2021 7,555
Total unrealized appreciation 139,177
AUD 1,924,002 USD 1,509,985 CITI 6/16/2021 (48,144)
AUD 1,923,998 USD 1,509,983 JPMC 6/16/2021 (48,145)
CAD 707,802 USD 567,162 CITI 6/16/2021 (3,886)
CAD 707,801 USD 567,162 JPMC 6/16/2021 (3,887)
CHF 2,005,002 USD 2,205,172 CITI 6/16/2021 (79,549)
CHF 2,004,998 USD 2,205,170 JPMC 6/16/2021 (79,551)
DKK 3,607,221 USD 589,412 CITI 6/16/2021 (20,012)
DKK 3,607,222 USD 589,413 JPMC 6/16/2021 (20,013)
EUR 6,080,002 USD 7,375,435 CITI 6/16/2021 (234,326)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
EUR 6,079,999 USD 7,375,441 JPMC 6/16/2021 $ (234,337)
GBP 2,135,000 USD 2,989,384 CITI 6/16/2021 (45,412)
GBP 2,135,001 USD 2,989,390 JPMC 6/16/2021 (45,415)
HKD 5,812,000 USD 749,551 CITI 6/16/2021 (1,808)
HKD 5,812,000 USD 749,552 JPMC 6/16/2021 (1,809)
ILS 423,000 USD 128,912 CITI 6/16/2021 (2,255)
ILS 423,000 USD 128,912 JPMC 6/16/2021 (2,255)
JPY 610,391,501 USD 5,754,317 CITI 6/16/2021 (237,849)
JPY 610,391,500 USD 5,754,324 JPMC 6/16/2021 (237,857)
NOK 1,051,258 USD 124,313 CITI 6/16/2021 (1,410)
NOK 1,051,257 USD 124,313 JPMC 6/16/2021 (1,410)
NZD 87,000 USD 63,160 CITI 6/16/2021 (2,411)
NZD 86,999 USD 63,160 JPMC 6/16/2021 (2,411)
SEK 6,892,000 USD 822,119 CITI 6/16/2021 (32,432)
SEK 6,892,001 USD 822,120 JPMC 6/16/2021 (32,434)
SGD 290,003 USD 218,358 CITI 6/16/2021 (2,848)
SGD 289,997 USD 218,354 JPMC 6/16/2021 (2,848)
Total unrealized depreciation (1,424,714)
Net unrealized depreciation $ (1,285,537)
Total Return Basket Swaps Outstanding at March 31, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
LIBOR plus or minus a
specified spread (-3.50% to
0.20%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
13-14 months
maturity
ranging from
04/26/2021
- 05/25/2022 $69,723,102 $409,259 $764,800 $1,174,059
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
AT&T, Inc. 51,729 1,565,837 8,084 0.7
Cabot Corp. 21,787 1,142,510 24,619 2.1
Capri Holdings Ltd. 14,208 724,608 24,154 2.1
Columbia Sportswear Co. 9,815 1,036,758 (3,698) (0.3)
Deckers Outdoor Corp. 8,099 2,676,072 69,075 5.9
Dow, Inc. 10,767 688,442 6,745 0.6
Graphic Packaging Holding Co. 37,084 673,445 9,271 0.8
Huntsman Corp. 50,727 1,462,459 42,172 3.6
Minerals Technologies, Inc. 7,092 534,169 5,603 0.5
Mosaic Co. (The) 40,200 1,270,722 29,855 2.5

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
NewMarket Corp. 2,639 1,003,242 (4,763) (0.4)
Newmont Corp. 16,203 976,555 6,319 0.5
Packaging Corp. of America 5,164 694,455 (135) (0.0)
Peloton Interactive, Inc. 7,951 894,010 73,228 6.2
Polaris, Inc. 8,636 1,152,906 27,290 2.3
PulteGroup, Inc. 32,357 1,696,801 67,100 5.7
PVH Corp. 7,895 834,502 58,510 5.0
Reliance Steel & Aluminum Co. 6,873 1,046,689 38,283 3.3
Sensient Technologies Corp. 8,574 668,772 12,089 1.0
Silgan Holdings, Inc. 18,408 773,688 (15,095) (1.3)
Skechers USA, Inc. 17,263 720,040 6,387 0.5
Walmart, Inc. 29,049 3,945,726 48,106 4.1
Westlake Chemical Corp. 10,039 891,363 8,132 0.7
Westrock Co. 11,695 608,725 2,222 0.2
Short Positions
Common Stocks
United Kingdom
Liberty Global plc (21,998) (561,829) 9,899 0.8
Linde plc (2,655) (743,772) (17,948) (1.5)
United States
Albemarle Corp. (5,811) (849,045) 16,387 1.4
Amcor plc (48,320) (564,378) (4,832) (0.4)
AptarGroup, Inc. (5,143) (728,609) 5,199 0.4
Avery Dennison Corp. (6,071) (1,114,939) (10,677) (0.9)
Ball Corp. (25,760) (2,182,902) (17,535) (1.5)
BJ's Wholesale Club Holdings, Inc. (23,604) (1,058,875) (34,834) (3.0)
Compass Minerals International, Inc. (10,773) (675,683) (539) (0.0)
Ecolab, Inc. (2,723) (582,913) (14,323) (1.2)
Grocery Outlet Holding Corp. (67,248) (2,480,779) (28,244) (2.4)
Hasbro, Inc. (5,821) (559,515) 12,280 1.0
Helen of Troy Ltd. (4,249) (895,094) (15,254) (1.3)
International Flavors & Fragrances, Inc. (7,970) (1,112,692) (1,594) (0.1)
Lululemon Athletica , Inc. (4,319) (1,324,680) 3,759 0.3
Lumen Technologies, Inc. (61,513) (821,199) 13,533 1.2
PPG Industries, Inc. (4,787) (719,295) 20,317 1.7
Royal Gold, Inc. (5,160) (555,319) (21,287) (1.8)
Scotts Miracle- Gro Co. (The) (2,406) (589,398) (23,098) (2.0)
Sysco Corp. (10,048) (791,180) 8,081 0.7
T-Mobile US, Inc. (16,639) (2,084,700) (30,162) (2.6)
TopBuild Corp. (6,898) (1,444,648) (43,642) (3.7)
Under Armour , Inc. (34,061) (754,792) 8,353 0.7
US Foods Holding Corp. (15,890) (605,727) (17,638) (1.5)
VF Corp. (15,321) (1,224,454) (25,717) (2.2)
YETI Holdings, Inc. (9,579) (691,700) (26,464) (2.3)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the BBR
plus or minus a specified
spread (-0.10% to 0.03%),
which is denominated in AUD
based on the local currencies
of the positions within the
swap.
61 months
maturity
01/21/2025 $42,990,902 $63,576 $216,673 $280,249
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 106,305 781,478 (2,258) (0.8)
Ampol Ltd. 12,186 228,128 6,974 2.5
Ansell Ltd. 12,675 378,918 18,686 6.7
Aurizon Holdings Ltd. 591,011 1,756,319 5,334 1.9
Australia & New Zealand Banking Group Ltd. 18,838 404,461 (1,523) (0.5)
BlueScope Steel Ltd. 92,885 1,370,683 48,940 17.5
Brambles Ltd. 74,012 597,030 29,044 10.4
carsales.com Ltd. 40,870 555,796 (21,142) (7.5)
Coles Group Ltd. 59,654 727,454 23,520 8.4
Evolution Mining Ltd. 103,419 322,193 6,798 2.4
Fortescue Metals Group Ltd. 118,485 1,805,783 (17,400) (6.2)
Harvey Norman Holdings Ltd. 283,521 1,239,142 16,983 6.1
JB Hi-Fi Ltd. 49,627 1,958,654 78,531 28.0
Mineral Resources Ltd. 24,669 716,107 715 0.3
Newcrest Mining Ltd. 47,821 903,430 25,781 9.2
Origin Energy Ltd. 145,630 521,752 3,761 1.3
Sonic Healthcare Ltd. 15,439 412,860 27,176 9.7
South32 Ltd. 257,030 551,625 15,956 5.7
Suncorp Group Ltd. 114,424 862,084 (16,487) (5.9)
Tabcorp Holdings Ltd. 105,959 378,567 (887) (0.3)
Telstra Corp. Ltd. 160,276 415,011 26,874 9.6
Worley Ltd. 154,585 1,238,256 (41,183) (14.7)
Short Positions
Common Stocks
Australia
Afterpay Ltd. (10,020) (782,603) 41,161 14.7
Alumina Ltd. (828,324) (1,100,610) (43,919) (15.7)
APA Group (122,855) (938,064) (10,645) (3.8)
Atlas Arteria Ltd. (55,150) (250,260) 5,485 2.0
AusNet Services (802,033) (1,121,039) (29,268) (10.4)
Cochlear Ltd. (7,708) (1,239,870) (12,653) (4.5)
Commonwealth Bank of Australia (10,829) (710,542) 3,521 1.3
CSL Ltd. (3,835) (775,068) (9,879) (3.5)
Domino's Pizza Enterprises Ltd. (6,722) (493,373) (11,236) (4.0)
Insurance Australia Group Ltd. (205,859) (733,339) 7,850 2.8

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Lendlease Corp. Ltd. (86,175) (849,638) 11,467 4.1
Macquarie Group Ltd. (14,066) (1,639,798) (22,196) (7.9)
Magellan Financial Group Ltd. (15,387) (531,094) (3,976) (1.4)
National Australia Bank Ltd. (37,194) (736,906) 4,558 1.6
Northern Star Resources Ltd. (133,783) (969,088) (42,268) (15.1)
Oil Search Ltd. (305,253) (954,399) 51,968 18.5
Orica Ltd. (82,846) (880,705) (36,690) (13.1)
OZ Minerals Ltd. (41,487) (723,634) 4,174 1.5
Qantas Airways Ltd. (160,197) (621,745) 26,434 9.4
Qube Holdings Ltd. (118,881) (271,392) 7,750 2.8
REA Group Ltd. (3,601) (389,678) (19,477) (7.0)
Santos Ltd. (60,438) (327,130) 4,740 1.7
SEEK Ltd. (31,617) (689,150) (24,158) (8.6)
Seven Group Holdings Ltd. (33,665) (578,222) 252 0.1
Sydney Airport (248,036) (1,172,030) 10,069 3.6
Transurban Group (172,250) (1,751,131) (26,333) (9.4)
Washington H Soul Pattinson & Co. Ltd. (12,297) (296,034) (10,408) (3.7)
United States
James Hardie Industries plc (43,395) (1,311,554) (42,984) (15.3)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
GBP/USD 1 Week Forward
FX Swap Rate plus or minus
a specified spread (-0.05% to
0.02%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $128,840,367 $967,805 $277,953 $1,245,758
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 44,083 3,363,012 44,715 3.6
Russia
Evraz plc 227,780 1,813,994 114,541 9.2
South Africa
Anglo American plc 30,239 1,184,396 (20,573) (1.7)
United Kingdom
ASOS plc 15,174 1,157,467 (13,079) (1.0)
Associated British Foods plc 49,487 1,644,133 (35,270) (2.8)
Aviva plc 572,315 3,225,964 136,903 11.0
BAE Systems plc 192,208 1,338,550 10,501 0.8
British American Tobacco plc 44,342 1,685,460 (11,396) (0.9)
BT Group plc 852,352 1,818,334 37,226 3.0

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United Kingdom (continued)
DCC plc 21,841 1,894,484 82,754 6.6
Entain plc 71,207 1,489,131 (6,866) (0.6)
GlaxoSmithKline plc 108,392 1,918,844 (5,295) (0.4)
IMI plc 59,154 1,087,424 13,581 1.1
Imperial Brands plc 81,527 1,671,379 31,817 2.6
Indivior plc 724,399 1,268,294 34,087 2.7
JD Sports Fashion plc 134,163 1,525,137 (65,487) (5.3)
Kingfisher plc 619,124 2,713,646 50,877 4.1
M&G plc 862,269 2,464,079 (81,341) (6.5)
Marks & Spencer Group plc 1,138,735 2,366,950 (115,680) (9.3)
Mondi plc 48,453 1,235,227 20,566 1.7
Royal Mail plc 422,760 2,942,306 (71,525) (5.7)
Sage Group plc (The) 258,863 2,186,926 94,747 7.6
Tate & Lyle plc 173,276 1,828,024 6,898 0.6
Vodafone Group plc 954,079 1,739,836 (60,232) (4.8)
Short Positions
Common Stocks
Chile
Antofagasta plc (51,526) (1,200,201) 10,472 0.8
United Kingdom
Admiral Group plc (38,089) (1,627,958) (64,597) (5.2)
Burberry Group plc (100,196) (2,621,111) 272,924 21.9
Croda International plc (28,587) (2,501,257) (24,434) (2.0)
Diageo plc (65,608) (2,695,276) 49,976 4.0
Halma plc (53,234) (1,741,641) (45,253) (3.6)
Hargreaves Lansdown plc (53,313) (1,132,776) 22,804 1.8
HSBC Holdings plc (193,563) (1,128,216) 20,894 1.7
Informa plc (215,712) (1,665,549) 44,484 3.6
InterContinental Hotels Group plc (41,889) (2,880,681) 56,157 4.5
J Sainsbury plc (383,798) (1,283,416) (5,741) (0.5)
National Grid plc (115,530) (1,371,408) (24,548) (2.0)
Natwest Group plc (651,695) (1,763,376) (77,072) (6.2)
Ocado Group plc (117,296) (3,288,651) 72,788 5.8
Prudential plc (144,945) (3,087,698) (15,152) (1.2)
Reckitt Benckiser Group plc (12,068) (1,080,211) (26,989) (2.2)
RELX plc (72,327) (1,814,019) (38,668) (3.1)
Rolls-Royce Holdings plc (1,631,712) (2,369,578) 410,366 32.9
Severn Trent plc (55,259) (1,757,647) (57,977) (4.7)
Spirax-Sarco Engineering plc (11,382) (1,788,319) 19,013 1.5
St James's Place plc (61,611) (1,081,662) (19,520) (1.6)
Taylor Wimpey plc (531,773) (1,322,149) 14,314 1.1
Tesco plc (563,180) (1,778,089) (23,722) (1.9)
United Utilities Group plc (130,130) (1,662,853) (55,143) (4.4)
Whitbread plc (31,470) (1,485,556) 7,147 0.6
Wm Morrison Supermarkets plc (410,224) (1,031,743) (16,213) (1.3)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
HKD/USD 1 Month Forward
FX Swap Rate plus or minus
a specified spread (-0.15% to
0.03%), which is denominated
in HKD based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $22,965,242 $74,418 $686,249 $760,667
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 131,500 460,039 (23,296) (3.1)
SITC International Holdings Co. Ltd. 24,000 81,679 3,729 0.5
Hong Kong
ASM Pacific Technology Ltd. 36,600 468,396 970 0.1
CK Asset Holdings Ltd. 165,500 1,007,495 30,415 4.0
CLP Holdings Ltd. 97,500 949,328 12,236 1.6
Henderson Land Development Co. Ltd. 88,960 401,486 13,564 1.8
HKT Trust & HKT Ltd. 207,000 295,464 (9,691) (1.3)
Kerry Properties Ltd. 362,500 1,172,340 75,401 9.9
Man Wah Holdings Ltd. 265,600 552,415 (379) (0.0)
Melco International Development Ltd. 108,000 220,461 (14,930) (2.0)
New World Development Co. Ltd. 90,250 468,820 9,038 1.2
NWS Holdings Ltd. 141,000 149,478 (9,232) (1.2)
Sino Land Co. Ltd. 162,000 226,083 (6,040) (0.8)
Sun Hung Kai Properties Ltd. 26,000 393,688 2,775 0.4
Swire Pacific Ltd. 47,000 354,050 22,804 3.0
Techtronic Industries Co. Ltd. 8,500 145,722 (1,342) (0.2)
WH Group Ltd. 1,714,500 1,392,913 (192,760) (25.3)
Yue Yuen Industrial Holdings Ltd. 111,500 278,841 (4,576) (0.6)
Macau
SJM Holdings Ltd. 144,000 188,969 (3,441) (0.5)
United Kingdom
CK Hutchison Holdings Ltd. 296,000 2,364,836 2,712 0.4
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (585,300) (1,752,019) 42,895 5.6
ESR Cayman Ltd. (179,200) (589,376) (10,012) (1.3)
Hong Kong
AIA Group Ltd. (82,000) (1,003,415) 24,492 3.2
Hang Lung Properties Ltd. (214,000) (558,592) (20,712) (2.7)
Hang Seng Bank Ltd. (37,900) (735,949) (755) (0.1)
Hong Kong & China Gas Co. Ltd. (996,165) (1,579,508) (62,389) (8.2)
MTR Corp. Ltd. (281,287) (1,599,814) 46,352 6.1

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
Swire Properties Ltd. (206,000) (639,422) 15,115 2.0
Vitasoy International Holdings Ltd. (92,000) (354,122) 25,799 3.4
Wharf Real Estate Investment Co. Ltd. (179,000) (1,006,584) 23,833 3.1
Xinyi Glass Holdings Ltd. (4,000) (13,140) (981) (0.1)
Macau
Galaxy Entertainment Group Ltd. (17,000) (153,686) 17,448 2.3
MGM China Holdings Ltd. (111,200) (197,726) 1,730 0.2
Sands China Ltd. (76,400) (382,926) 1,555 0.2
Wynn Macau Ltd. (424,800) (826,460) 62,091 8.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
DTBK The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the JPY/
USD 1 Week Forward FX
Swap Rate plus or minus a
specified spread (-0.15% to
0.02%), which is denominated
in JPY based on the local
currencies of the positions
within the swap.
61 months
maturity
01/21/2025 $295,019,453 $4,045,272 $112,861 $4,158,133
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
Aisin Corp. 41,500 1,580,580 78,673 1.9
Brother Industries Ltd. 83,200 1,847,908 21,760 0.5
Honda Motor Co. Ltd. 70,900 2,137,318 29,340 0.7
Iida Group Holdings Co. Ltd. 70,700 1,713,110 (51,097) (1.2)
Kajima Corp. 145,100 2,063,806 19,954 0.5
K's Holdings Corp. 126,000 1,734,501 2,818 0.1
Mebuki Financial Group, Inc. 938,700 2,214,998 (39,327) (0.9)
Medipal Holdings Corp. 84,900 1,631,902 (90,549) (2.2)
Nintendo Co. Ltd. 5,000 2,818,178 (49,730) (1.2)
Obayashi Corp. 247,800 2,274,553 19,855 0.5
Ono Pharmaceutical Co. Ltd. 61,700 1,613,597 (17,384) (0.4)
SCREEN Holdings Co. Ltd. 25,200 2,231,069 251,175 6.0
Shimamura Co. Ltd. 15,100 1,744,889 196,663 4.7
Sony Group Corp. 22,700 2,402,420 29,864 0.7
Subaru Corp. 122,900 2,456,352 59,672 1.4
Sumitomo Rubber Industries Ltd. 136,600 1,617,139 111,764 2.7
Taiheiyo Cement Corp. 81,300 2,142,211 105,304 2.5
Taisei Corp. 48,800 1,882,768 24,341 0.6
Toyo Suisan Kaisha Ltd. 38,700 1,624,203 (3,601) (0.1)
Toyota Boshoku Corp. 94,800 1,572,083 (4,313) (0.1)
Yamato Holdings Co. Ltd. 59,500 1,633,946 7,900 0.2

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (106,900) (3,193,113) (23,876) (0.6)
Asahi Intecc Co. Ltd. (75,100) (2,072,959) (40,694) (1.0)
Chiba Bank Ltd. (The) (278,100) (1,820,555) 61,969 1.5
Chugai Pharmaceutical Co. Ltd. (41,900) (1,702,558) 12,760 0.3
Chugoku Electric Power Co., Inc. (The) (136,100) (1,672,218) 28,088 0.7
Daiichi Sankyo Co. Ltd. (57,100) (1,665,937) 39,031 0.9
Denso Corp. (36,700) (2,446,573) 27,907 0.7
East Japan Railway Co. (30,900) (2,197,217) 167,405 4.0
Japan Airport Terminal Co. Ltd. (43,300) (2,135,557) (4,414) (0.1)
Keio Corp. (32,200) (2,167,953) 185,182 4.5
Kikkoman Corp. (40,800) (2,433,095) 168,017 4.0
Kintetsu Group Holdings Co. Ltd. (42,600) (1,626,681) 159,152 3.8
Kobe Bussan Co. Ltd. (76,900) (2,061,862) 35,473 0.9
Mitsubishi Motors Corp. (629,100) (1,798,798) 20,611 0.5
Nippon Paint Holdings Co. Ltd. (131,000) (1,892,122) 282,878 6.8
Odakyu Electric Railway Co. Ltd. (103,300) (2,826,500) 250,424 6.0
Oriental Land Co. Ltd. (15,400) (2,317,410) 73,918 1.8
Pan Pacific International Holdings Corp. (67,500) (1,593,298) (4,630) (0.1)
Rakuten Group, Inc. (134,900) (1,611,631) 119,410 2.9
Seven Bank Ltd. (839,300) (1,918,526) 98,911 2.4
Shiseido Co. Ltd. (35,900) (2,414,425) 181,104 4.4
Showa Denko KK (61,000) (1,738,545) 4,771 0.1
SoftBank Group Corp. (22,500) (1,915,597) 99,794 2.4
Toho Gas Co. Ltd. (25,500) (1,573,571) (52,642) (1.3)
Tokio Marine Holdings, Inc. (81,100) (3,859,640) 199,133 4.8
Tokyu Corp. (128,400) (1,712,363) 128,803 3.1
Toyota Motor Corp. (63,700) (4,957,135) (158,010) (3.8)
West Japan Railway Co. (31,500) (1,747,805) 166,362 4.0
Yaskawa Electric Corp. (33,800) (1,688,724) (24,394) (0.6)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EONIA plus or minus a
specified spread (-0.03% to
0.03%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
47-61 months
maturity
ranging from
01/13/2025
- 03/26/2026 $76,739,302 $1,164,252 $(23,548) $1,140,704
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Amundi SA 14,483 1,157,508 28,664 2.5
Arkema SA 8,738 1,058,219 53,104 4.7
Atos SE 40,335 3,144,710 81,709 7.2
Bouygues SA 33,605 1,346,037 (19,753) (1.7)
Carrefour SA 159,061 2,879,896 172,542 15.1
Cie de Saint-Gobain 46,644 2,754,400 146,005 12.8
Cie Generale des Etablissements Michelin SCA 14,258 2,135,424 35,585 3.1
CNP Assurances 62,808 1,191,272 (5,087) (0.4)
Eiffage SA 8,104 810,308 (34,692) (3.0)
Electricite de France SA 111,008 1,489,086 197,375 17.3
Eutelsat Communications SA 105,359 1,281,714 35,659 3.1
Ipsen SA 18,489 1,584,964 123,498 10.8
La Francaise des Jeux SAEM 19,906 904,570 (4,861) (0.4)
Legrand SA 5,945 552,339 25,990 2.3
Orange SA 134,407 1,654,007 75,250 6.6
Publicis Groupe SA 40,450 2,466,735 73,053 6.4
Rexel SA 101,453 2,008,174 154,210 13.5
Rubis SCA 37,664 1,782,455 (14,760) (1.3)
SEB SA 3,144 553,875 21,716 1.9
Societe BIC SA 9,179 537,292 (287) (0.0)
Sodexo SA 13,794 1,321,579 (42,970) (3.8)
Luxembourg
SES SA 92,911 737,067 (7,010) (0.6)
Switzerland
STMicroelectronics NV 30,761 1,175,236 92,593 8.1
Short Positions
Common Stocks
France
Aeroports de Paris (12,111) (1,444,827) 38,904 3.4
Air Liquide SA (5,187) (846,912) (37,287) (3.3)
Airbus SE (18,447) (2,092,210) 72,714 6.4
Alstom SA (24,109) (1,201,279) 11,805 1.0
AXA SA (52,461) (1,408,275) (10,314) (0.9)
Cie Plastic Omnium SA (24,088) (881,551) 19,806 1.7
Danone SA (10,076) (689,683) (1,103) (0.1)
Dassault Systemes SE (14,726) (3,147,519) (172,109) (15.1)
Edenred (14,948) (780,492) 20,562 1.8
EssilorLuxottica SA (3,131) (510,062) (6,337) (0.6)
Faurecia SE (20,224) (1,076,147) 21,091 1.8
Getlink SE (69,621) (1,067,255) 35,386 3.1
Hermes International (451) (498,805) (4,742) (0.4)
Kering SA (959) (661,765) (29,386) (2.6)
L'Oreal SA (12,440) (4,765,531) (172,392) (15.1)
LVMH Moet Hennessy Louis Vuitton SE (3,182) (2,125,422) (100,705) (8.8)
Orpea SA (7,505) (869,067) 34,529 3.0
Pernod Ricard SA (11,945) (2,235,856) (35,900) (3.1)
Remy Cointreau SA (6,095) (1,125,748) 20,778 1.8
Renault SA (14,274) (617,234) 67,412 5.9
Safran SA (13,049) (1,775,023) 93,497 8.2
Schneider Electric SE (8,936) (1,361,267) (44,738) (3.9)
SCOR SE (15,832) (539,285) 9,724 0.9
Suez SA (46,946) (994,270) (2,055) (0.2)
TOTAL SE (57,288) (2,670,753) 60,309 5.3

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
France (continued)
Vinci SA (8,230) (842,932) 8,957 0.8
Worldline SA (12,995) (1,087,901) 22,671 2.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
Federal Funds Floating Rate
plus or minus a specified
spread (-0.05% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
47-61 months
maturity
ranging from
01/13/2025
- 04/01/2026 $433,488,057 $3,318,650 $370,849 $3,689,499
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Allstate Corp. (The) 21,863 2,512,059 57,445 1.6
Associated Banc-Corp. 97,635 2,083,531 (51,994) (1.4)
Bank of New York Mellon Corp. (The) 46,022 2,176,380 82,546 2.2
Best Buy Co., Inc. 18,891 2,168,876 130,924 3.5
CACI International, Inc. 6,309 1,556,178 114,173 3.1
Citigroup, Inc. 23,914 1,739,744 36,380 1.0
Darden Restaurants, Inc. 12,229 1,736,518 17,730 0.5
Dick's Sporting Goods, Inc. 27,858 2,121,387 72,063 2.0
Facebook, Inc. 13,595 4,004,135 366,987 9.9
Ford Motor Co. 187,473 2,296,544 (58,269) (1.6)
Intel Corp. 68,945 4,412,480 82,612 2.2
Kohl's Corp. 35,188 2,097,557 78,379 2.1
L Brands, Inc. 34,237 2,117,901 219,854 6.0
Microsoft Corp. 13,466 3,174,879 22,637 0.6
Popular, Inc. 24,371 1,713,769 (3,025) (0.1)
Roku, Inc. 5,004 1,630,153 (114,717) (3.1)
Schneider National, Inc. 62,323 1,556,205 (37,572) (1.0)
Target Corp. 15,604 3,090,684 272,917 7.4
Texas Roadhouse, Inc. 17,163 1,646,618 46,269 1.3
Tyson Foods, Inc. 41,802 3,105,889 62,614 1.7
Wells Fargo & Co. 39,041 1,525,332 35,426 1.0

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United States
Ameren Corp. (22,871) (1,860,785) (138,580) (3.8)
American Airlines Group, Inc. (64,838) (1,549,628) (82,049) (2.2)
Aon plc (12,383) (2,849,452) 6,080 0.2
Beyond Meat, Inc. (18,329) (2,384,969) 122,580 3.3
BlackRock, Inc. (2,151) (1,621,768) (67,248) (1.8)
Bright Horizons Family Solutions, Inc. (12,702) (2,177,758) (105,450) (2.9)
Burlington Stores, Inc. (5,125) (1,531,350) 23,978 0.6
CenterPoint Energy, Inc. (76,120) (1,724,118) (133,210) (3.6)
Charter Communications, Inc. (4,245) (2,619,250) 8,066 0.2
Cincinnati Financial Corp. (16,952) (1,747,582) 42,841 1.2
Commerce Bancshares, Inc. (23,665) (1,812,976) 31,184 0.8
Coupa Software, Inc. (6,089) (1,549,529) 72,555 2.0
Digital Realty Trust, Inc. (11,082) (1,560,789) (47,372) (1.3)
Erie Indemnity Co. (7,833) (1,730,388) 82,567 2.2
First Financial Bankshares , Inc. (43,421) (2,029,063) 52,263 1.4
First Republic Bank (16,474) (2,747,040) 40,497 1.1
Live Nation Entertainment, Inc. (24,806) (2,099,828) 49,794 1.3
Lyft, Inc. (39,781) (2,513,364) (22,809) (0.6)
NextEra Energy, Inc. (37,492) (2,834,770) (63,616) (1.7)
Nordstrom, Inc. (47,269) (1,790,077) (20,889) (0.6)
Norwegian Cruise Line Holdings Ltd. (66,442) (1,833,135) 8,704 0.2
PNC Financial Services Group, Inc. (The) (10,934) (1,917,933) (13,989) (0.4)
Royal Caribbean Cruises Ltd. (18,455) (1,579,933) 55,983 1.5
Starbucks Corp. (13,624) (1,488,694) (36,216) (1.0)
SVB Financial Group (3,234) (1,596,496) 34,156 0.9
Uber Technologies, Inc. (32,816) (1,788,800) 8,793 0.2
Verisk Analytics, Inc. (8,472) (1,496,918) (19,450) (0.5)
Visa, Inc. (9,391) (1,988,356) 78,176 2.1
Welltower , Inc. (27,968) (2,003,348) 15,219 0.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
CDOR plus or minus a
specified spread (-1.71% to
0.20%), which is denominated
in CAD based on the local
currencies of the positions
within the swap.
46-62 months
maturity
ranging from
01/21/2025
- 04/01/2026 $46,743,636 $82,075 $(161) $81,914
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alamos Gold, Inc. 73,828 576,901 (20,165) (24.6)
Alimentation Couche-Tard, Inc. 18,622 600,432 (7,857) (9.6)
Atco Ltd. 18,486 613,699 17,975 21.9
Barrick Gold Corp. 57,187 1,134,457 (40,524) (49.5)
Canadian Imperial Bank of Commerce 3,683 360,622 (6,559) (8.0)
Canadian Tire Corp. Ltd. 4,371 620,260 2,747 3.4
CI Financial Corp. 70,186 1,013,667 (30,327) (37.0)
Empire Co. Ltd. 17,652 550,334 12,016 14.7
Finning International, Inc. 49,756 1,265,379 (22,497) (27.5)
Gibson Energy, Inc. 27,120 480,594 (13,165) (16.1)
iA Financial Corp., Inc. 7,951 432,316 3,350 4.1
Kinross Gold Corp. 180,189 1,200,113 (44,027) (53.7)
Magna International, Inc. 5,619 494,876 (18,842) (23.0)
Manulife Financial Corp. 42,750 919,498 1,619 2.0
Methanex Corp. 12,660 467,132 (28,726) (35.1)
Onex Corp. 6,171 383,803 (11,153) (13.6)
Quebecor, Inc. 16,934 454,646 (32,484) (39.7)
Stantec , Inc. 16,070 687,965 (1,951) (2.4)
Tourmaline Oil Corp. 48,415 921,530 (3,383) (4.1)
West Fraser Timber Co. Ltd. 15,717 1,130,719 114,700 140.0
Yamana Gold, Inc. 169,877 738,067 (39,172) (47.8)
Ivory Coast
Endeavour Mining Corp. 18,412 371,112 (2,373) (2.9)
Kyrgyzstan
Centerra Gold, Inc. 126,463 1,119,017 (178,147) (217.5)
United States
BRP, Inc. 9,723 843,093 91,449 111.6
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (17,383) (663,948) 17,366 21.2
Canada
Air Canada (43,427) (903,649) 56,989 69.6
Algonquin Power & Utilities Corp. (59,867) (948,478) 1,948 2.4
AltaGas Ltd. (41,684) (694,567) 14,909 18.2
Ballard Power Systems, Inc. (30,829) (751,897) 16,110 19.7
BCE, Inc. (27,848) (1,257,116) 6,546 8.0
Brookfield Asset Management, Inc. (34,795) (1,547,737) 20,591 25.1
CAE, Inc. (23,909) (681,293) (11,942) (14.6)
Cameco Corp. (45,975) (762,409) 96,322 117.6
Canada Goose Holdings, Inc. (11,855) (465,351) 46,458 56.7
Canopy Growth Corp. (18,171) (583,577) 38,397 46.9
Element Fleet Management Corp. (91,739) (1,003,749) 49,794 60.8
Emera , Inc. (21,644) (963,276) (27,805) (33.9)
Franco-Nevada Corp. (6,562) (822,352) (17,616) (21.5)
Gildan Activewear , Inc. (17,211) (526,725) 11,417 13.9
Innergex Renewable Energy, Inc. (54,466) (952,191) 5,085 6.2
Intact Financial Corp. (5,550) (680,115) (13,614) (16.6)
Inter Pipeline Ltd. (33,954) (485,520) 1,192 1.5
Lightspeed POS, Inc. (8,181) (514,478) 2,734 3.3
National Bank of Canada (5,558) (377,565) 10,749 13.1
Northland Power, Inc. (11,932) (432,484) (14,541) (17.8)
Premium Brands Holdings Corp. (7,211) (687,073) (14,413) (17.6)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Restaurant Brands International, Inc. (30,263) (1,968,167) (17,803) (21.7)
Royal Bank of Canada (11,551) (1,065,023) 5,650 6.9
Saputo, Inc. (28,957) (870,761) 15,262 18.6
TMX Group Ltd. (5,990) (622,451) 5,079 6.2
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EURIBOR plus or minus a
specified spread (-0.80% to
0.23%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
46-61 months
maturity
ranging from
01/21/2025
- 03/18/2026 $42,894,330 $201,195 $116,747 $317,942
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
France
Faurecia SE 1,457 77,775 (7,014) (2.2)
Italy
A2A SpA 158,896 289,207 12,574 4.0
Assicurazioni Generali SpA 34,990 699,070 10,727 3.4
Atlantia SpA 29,557 553,137 (2,367) (0.7)
Azimut Holding SpA 22,851 520,549 11,340 3.6
Banca Generali SpA 24,066 846,863 (1,977) (0.6)
Banco BPM SpA 559,616 1,596,297 (10,393) (3.3)
Buzzi Unicem SpA 98,464 2,557,603 10,508 3.3
DiaSorin SpA 2,509 402,557 (15,412) (4.8)
Eni SpA 4,011 49,424 980 0.3
Hera SpA 295,063 1,131,415 35,091 11.0
Italgas SpA 154,568 1,003,779 36,203 11.4
Poste Italiane SpA 48,998 622,254 25,983 8.2
Prysmian SpA 36,978 1,200,680 88,293 27.8
Telecom Italia SpA 2,969,197 1,606,285 4,904 1.5
UniCredit SpA 163,533 1,727,374 (76,275) (24.0)
Unipol Gruppo SpA 302,125 1,682,870 4,160 1.3
United Kingdom
CNH Industrial NV 110,038 1,703,411 31,382 9.9
United States
Stellantis NV 151,096 2,672,738 45,748 14.4

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Italy
Amplifon SpA (21,023) (782,280) 6,063 1.9
Davide Campari-Milano NV (125,091) (1,400,090) 32,082 10.1
Enel SpA (223,300) (2,221,245) (62,614) (19.7)
Ferrari NV (13,194) (2,759,967) (196,633) (61.8)
FinecoBank Banca Fineco SpA (121,975) (1,995,485) 71,249 22.4
Freni Brembo SpA (26,372) (328,269) 1,143 0.4
Infrastrutture Wireless Italiane SpA (144,962) (1,614,493) (65,433) (20.6)
Intesa Sanpaolo SpA (298,246) (808,120) (2,361) (0.7)
Leonardo SpA (175,269) (1,417,868) 181,059 56.9
Mediobanca Banca di Credito Finanziario SpA (129,707) (1,437,316) 43,179 13.6
Moncler SpA (22,226) (1,272,856) 11,698 3.7
Nexi SpA (185,009) (3,227,899) 16,087 5.1
Pirelli & C SpA (1,459) (8,553) 3 0.0
Recordati Industria Chimica e Farmaceutica SpA (9,022) (485,198) (7,666) (2.4)
Saipem SpA (29,960) (81,622) 1,854 0.6
Salvatore Ferragamo SpA (17,335) (332,342) 7,685 2.4
Snam SpA (92,514) (512,891) (16,422) (5.2)
Terna Rete Elettrica Nazionale SpA (70,586) (533,072) (18,208) (5.7)
United States
Tenaris SA (64,683) (731,433) (5,991) (1.9)
NO. OF
RIGHTS
Rights
Italy
Snam SpA (a) (41,819) (43) (34) (0.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
SIBOR plus or minus a
specified spread (-1.00% to
0.25%), which is denominated
in SGD based on the local
currencies of the positions
within the swap.
46-61 months
maturity
ranging from
01/21/2025
- 04/01/2026 $6,987,775 $20,459 $1,140 $21,599
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Yangzijiang Shipbuilding Holdings Ltd. 1,706,900 1,628,574 55,257 255.8

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Singapore
ComfortDelGro Corp. Ltd. 1,018,400 1,297,945 31,547 146.1
Genting Singapore Ltd. 602,800 413,007 2,963 13.7
Venture Corp. Ltd. 4,300 64,210 (137) (0.6)
Short Positions
Common Stocks
China
Wilmar International Ltd. (14,800) (59,772) 197 0.9
Singapore
CapitaLand Ltd. (106,900) (299,525) (37,932) (175.6)
City Developments Ltd. (45,100) (268,237) (14,357) (66.5)
DBS Group Holdings Ltd. (11,212) (240,401) (6,851) (31.7)
Keppel Corp. Ltd. (179,500) (711,155) (22,343) (103.4)
SATS Ltd. (28,500) (92,309) 2,825 13.1
Singapore Airlines Ltd. (302,100) (1,247,558) 25,854 119.7
Singapore Technologies Engineering Ltd. (26,800) (77,627) (1,125) (5.2)
Singapore Telecommunications Ltd. (323,300) (587,455) (15,439) (71.5)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
Federal Funds Floating Rate
plus or minus a specified
spread (-0.45% to 0.20%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
47-63 months
maturity
ranging from
01/22/2025
- 04/01/2026 $181,222,626 $2,288,499 $217,515 $2,506,014
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Abbott Laboratories 10,373 1,243,100 20,739 0.8
AGCO Corp. 16,136 2,317,936 (7,100) (0.3)
AmerisourceBergen Corp. 13,662 1,613,072 47,676 1.9
Arrow Electronics, Inc. 20,712 2,295,304 28,882 1.2
Avnet, Inc. 25,206 1,046,301 5,139 0.2
Becton Dickinson and Co. 7,873 1,914,320 29,476 1.2
Biogen, Inc. 5,146 1,439,594 79,012 3.2
Cardinal Health, Inc. 27,222 1,653,736 65,617 2.6
Cisco Systems, Inc. 36,331 1,878,676 83,198 3.3
EMCOR Group, Inc. 10,476 1,174,988 (12,576) (0.5)
GrafTech International Ltd. 113,640 1,389,817 3,190 0.1
Hill-Rom Holdings, Inc. 9,502 1,049,781 6,081 0.2
HP, Inc. 35,240 1,118,870 35,018 1.4

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Huntington Ingalls Industries, Inc. 5,595 1,151,731 43,381 1.7
Jabil, Inc. 24,433 1,274,425 27,854 1.1
Johnson & Johnson 7,406 1,217,176 13,153 0.5
Johnson Controls International plc 18,855 1,125,078 (16,026) (0.6)
Lockheed Martin Corp. 6,658 2,460,131 110,561 4.4
McKesson Corp. 5,628 1,097,685 42,053 1.7
Medtronic plc 9,055 1,069,667 (2,484) (0.1)
Merck & Co., Inc. 14,733 1,135,767 (3,094) (0.1)
Oshkosh Corp. 13,210 1,567,499 (21,532) (0.9)
SYNNEX Corp. 15,250 1,751,310 161,498 6.4
Terex Corp. 23,867 1,099,553 (49,714) (2.0)
Thermo Fisher Scientific, Inc. 4,296 1,960,608 38,368 1.5
Vertex Pharmaceuticals, Inc. 6,452 1,386,470 (13,302) (0.5)
World Fuel Services Corp. 37,264 1,311,693 (58,132) (2.3)
Short Positions
Common Stocks
United States
Alnylam Pharmaceuticals, Inc. (8,275) (1,168,347) 20,358 0.8
Boeing Co. (The) (7,998) (2,037,251) 59,861 2.4
Caterpillar, Inc. (5,468) (1,267,865) (9,556) (0.4)
Deere & Co. (4,239) (1,585,979) 19,287 0.8
Dexcom , Inc. (4,443) (1,596,770) (33,859) (1.4)
F5 Networks, Inc. (5,944) (1,240,037) (35,483) (1.4)
Global Blood Therapeutics, Inc. (27,004) (1,100,413) 54,083 2.2
Guardant Health, Inc. (10,509) (1,604,199) (98,790) (3.9)
HealthEquity , Inc. (19,872) (1,351,296) 103,199 4.1
Hess Corp. (24,927) (1,763,835) 323 0.0
Honeywell International, Inc. (4,877) (1,058,650) (19,828) (0.8)
II-VI, Inc. (19,005) (1,299,372) 94,727 3.8
Insulet Corp. (6,215) (1,621,618) (2,058) (0.1)
Kennametal, Inc. (26,533) (1,060,524) 37,631 1.5
Nektar Therapeutics (54,024) (1,080,480) 137,626 5.5
Penumbra, Inc. (3,971) (1,074,473) 59,582 2.4
Phillips 66 (14,812) (1,207,770) 52,397 2.1
Reata Pharmaceuticals, Inc. (15,917) (1,586,925) 216,085 8.6
Stryker Corp. (4,969) (1,210,349) (46,431) (1.9)
Sunrun , Inc. (25,440) (1,538,611) (99,412) (4.0)
Trex Co., Inc. (24,853) (2,275,044) 103,399 4.1
Trinity Industries, Inc. (44,013) (1,253,930) 5,722 0.2
UnitedHealth Group, Inc. (3,229) (1,201,414) (54,159) (2.2)
(a) Security fair valued as of March 31, 2021 in accordance with procedures approved by the Board of Trustees.

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
SARON plus or minus a
specified spread (-0.88% to
0.35%), which is denominated
in CHF based on the local
currencies of the positions
within the swap.
1-40 months
maturity
05/12/2021 $47,879,445 $(544,253) $(4,437) $(548,690)
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 8,573 170,695 (634) 0.1
Switzerland
Adecco Group AG (Registered) 27,991 1,888,046 19,142 (3.5)
Baloise Holding AG (Registered) 1,428 242,834 (1,615) 0.3
BKW AG 6,473 704,702 (26,438) 4.8
Bucher Industries AG (Registered) 1,203 613,011 5,552 (1.0)
Cie Financiere Richemont SA (Registered) 3,336 320,334 1,913 (0.3)
Credit Suisse Group AG (Registered) 176,327 1,865,428 (375,808) 68.5
DKSH Holding AG 12,294 943,980 (1,496) 0.3
dormakaba Holding AG 1,298 886,628 11,148 (2.0)
Emmi AG (Registered) 90 90,938 542 (0.1)
Galenica AG 19,520 1,217,084 (2,723) 0.5
Georg Fischer AG (Registered) 77 102,905 885 (0.2)
LafargeHolcim Ltd. (Registered) 50,739 2,983,705 145,168 (26.5)
Logitech International SA (Registered) 12,021 1,260,693 73,864 (13.5)
Novartis AG (Registered) 8,029 686,325 10,260 (1.9)
OC Oerlikon Corp. AG (Registered) 69,246 801,425 6,795 (1.2)
Roche Holding AG 518 167,803 1,090 (0.2)
Sonova Holding AG (Registered) 4,019 1,065,337 23,465 (4.3)
Sulzer AG (Registered) 2,475 278,783 (921) 0.2
Swatch Group AG (The) 5,085 1,464,167 (9,522) 1.7
Swiss Life Holding AG (Registered) 2,500 1,228,592 34,747 (6.3)
Tecan Group AG (Registered) 636 282,155 26,152 (4.8)
UBS Group AG (Registered) 125,591 1,943,080 (7,071) 1.3
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (6,275) (190,895) 2,110 (0.4)
Alcon, Inc. (18,098) (1,270,034) (49,263) 9.0
Bachem Holding AG (Registered) (613) (262,474) (22,091) 4.0
Barry Callebaut AG (Registered) (306) (692,810) (30,175) 5.5
Chocoladefabriken Lindt & Spruengli AG (140) (1,219,568) (6,141) 1.1
Clariant AG (Registered) (14,202) (286,554) 4,683 (0.9)
Dufry AG (Registered) (45,807) (3,125,427) 48,590 (8.9)
EMS- Chemie Holding AG (Registered) (1,261) (1,126,472) (21,507) 3.9

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Flughafen Zurich AG (Registered) (6,642) (1,092,798) 27,734 (5.1)
Geberit AG (Registered) (833) (530,159) (13,899) 2.5
Givaudan SA (Registered) (241) (929,596) (21,297) 3.9
Helvetia Holding AG (Registered) (784) (92,032) (2,898) 0.5
Idorsia Ltd. (48,008) (1,287,855) 49,168 (9.0)
Julius Baer Group Ltd. (2,326) (148,639) (251) 0.0
Lonza Group AG (Registered) (939) (525,182) 16,160 (2.9)
Nestle SA (Registered) (10,656) (1,187,892) (13,605) 2.5
Partners Group Holding AG (1,239) (1,583,350) (98,737) 18.0
Schindler Holding AG (1,135) (333,473) (14,228) 2.6
SIG Combibloc Group AG (11,270) (260,394) (6,772) 1.2
Sika AG (Registered) (8,879) (2,538,989) (67,647) 12.3
Straumann Holding AG (Registered) (862) (1,076,223) (67,638) 12.3
Swiss Re AG (11,532) (1,134,093) (25,887) 4.7
Swisscom AG (Registered) (844) (452,820) (6,276) 1.1
Temenos AG (Registered) (10,995) (1,586,456) (60,444) 11.0
VAT Group AG (1,054) (295,036) (14,397) 2.6
Vifor Pharma AG (7,246) (986,125) (35,097) 6.4
Zurich Insurance Group AG (5,306) (2,258,507) (57,195) 10.4
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
CIBOR plus or minus a
specified spread (-1.75% to
0.35%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
13-49 months
maturity
02/14/2022 $19,743,143 $(407,902) $55,545 $(352,357)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 1,190 2,762,607 47,027 (13.3)
Carlsberg A/S 7,631 1,170,287 (10,990) 3.1
Coloplast A/S 3,945 593,119 11,627 (3.3)
Demant A/S 5,347 226,342 8,905 (2.5)
Genmab A/S 3,406 1,120,212 11,918 (3.4)
GN Store Nord A/S 1,352 106,414 3,098 (0.9)
H Lundbeck A/S 13,418 458,177 (26,670) 7.6
Pandora A/S 24,392 2,608,710 68,962 (19.6)
Royal Unibrew A/S 1,488 155,546 1,060 (0.3)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Denmark
Ambu A/S (41,342) (1,941,528) (178,907) 50.8
Chr Hansen Holding A/S (22,817) (2,072,574) (63,541) 18.0
DSV Panalpina A/S (1,282) (251,456) (16,407) 4.7
ISS A/S (23,578) (439,426) 14,234 (4.0)
Novozymes A/S (22,392) (1,432,790) (39,364) 11.2
Orsted A/S (5,721) (923,743) (60,399) 17.1
ROCKWOOL International A/S (1,928) (811,489) (67,921) 19.3
SimCorp A/S (4,856) (601,252) (5,995) 1.7
Tryg A/S (69,410) (1,635,919) (38,764) 11.0
Vestas Wind Systems A/S (2,092) (431,552) (65,775) 18.7
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EONIA plus or minus a
specified spread (-6.50% to
0.35%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
9-49 months
maturity
12/16/2021 $132,689,489 $1,590,645 $(31,961) $1,558,684
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Proximus SADP 62,462 1,359,044 29,531 1.9
Germany
Aurubis AG 18,973 1,572,419 43,321 2.8
Bayerische Motoren Werke AG 17,651 1,831,761 64,116 4.1
Brenntag SE 24,136 2,061,912 60,566 3.9
Covestro AG 17,609 1,184,748 (1,559) (0.1)
Deutsche Post AG (Registered) 41,460 2,274,532 68,247 4.4
Fresenius Medical Care AG & Co. KGaA 29,267 2,155,851 63,441 4.1
HOCHTIEF AG 15,650 1,401,110 22,449 1.4
Uniper SE 31,640 1,146,101 10,406 0.7
Volkswagen AG (Preference) 9,126 2,554,557 124,535 8.0
Wacker Chemie AG 9,092 1,293,522 90,951 5.8
Netherlands
ASM International NV 3,736 1,083,229 139,961 9.0
ASR Nederland NV 28,806 1,287,485 42,653 2.7
Koninklijke Ahold Delhaize NV 141,410 3,944,328 118,194 7.6
Randstad NV 24,457 1,716,757 (31,797) (2.0)
Signify NV 52,853 2,718,398 287,303 18.4

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Spain
Acerinox SA 81,721 1,070,449 81,517 5.2
Banco Bilbao Vizcaya Argentaria SA 477,105 2,486,270 (96,522) (6.2)
Enagas SA 62,622 1,363,335 57,500 3.7
Endesa SA 115,953 3,073,028 114,271 7.3
Mapfre SA 728,083 1,516,984 31,813 2.0
Red Electrica Corp. SA 68,178 1,209,337 57,637 3.7
Repsol SA 138,483 1,718,847 (19,796) (1.3)
Short Positions
Common Stocks
Belgium
Elia Group SA/NV (10,751) (1,183,986) (58,929) (3.8)
Finland
Neste OYJ (28,765) (1,527,586) 198,510 12.7
Sampo OYJ (46,546) (2,098,768) (91,222) (5.9)
Germany
adidas AG (5,298) (1,655,047) 116,587 7.5
Beiersdorf AG (11,873) (1,254,513) (25,765) (1.7)
Carl Zeiss Meditec AG (10,292) (1,551,357) (11,420) (0.7)
Delivery Hero SE (9,256) (1,199,737) (53,369) (3.4)
Deutsche Lufthansa AG (Registered) (151,646) (2,011,328) 132,065 8.5
Deutsche Telekom AG (Registered) (74,865) (1,508,787) (48,896) (3.1)
Fraport AG Frankfurt Airport Services Worldwide (20,475) (1,243,988) 7,468 0.5
Infineon Technologies AG (35,204) (1,497,846) (69,128) (4.4)
Merck KGaA (7,369) (1,260,498) (54,439) (3.5)
MTU Aero Engines AG (6,739) (1,587,483) 53,927 3.5
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen
(Registered) (3,933) (1,211,243) (16,188) (1.0)
Rational AG (2,562) (1,990,168) 34,916 2.2
Sartorius AG (Preference) (2,497) (1,244,902) (29,934) (1.9)
Siemens AG (Registered) (10,254) (1,684,851) (47,175) (3.0)
Netherlands
Aegon NV (301,868) (1,434,260) 78 0.0
Argenx SE (7,017) (1,929,491) 162,223 10.4
Heineken NV (27,430) (2,815,906) 88,070 5.7
Koninklijke DSM NV (8,512) (1,439,024) (25,929) (1.7)
Koninklijke KPN NV (621,487) (2,108,114) 13,761 0.9
Spain
Amadeus IT Group SA (43,228) (3,079,048) (2,457) (0.2)
Bankinter SA (198,121) (1,378,729) (34,910) (2.2)
Cellnex Telecom SA (67,040) (3,864,736) (251,606) (16.1)
Ferrovial SA (67,728) (1,769,796) (21,213) (1.4)
Telefonica SA (251,086) (1,128,853) 76,866 4.9

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
NIBOR plus or minus a
specified spread (-0.35% to
0.35%), which is denominated
in NOK based on the local
currencies of the positions
within the swap.
11-49 months
maturity
02/14/2022 $13,261,715 $133,964 $(19,228) $114,736
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 53,928 2,809,354 74,886 65.3
Norway
Leroy Seafood Group ASA 71,991 615,302 7,550 6.6
Norsk Hydro ASA 265,301 1,704,018 93,790 81.7
Orkla ASA 165,951 1,627,486 (14,626) (12.7)
Telenor ASA 12,196 214,866 (28) (0.0)
United Kingdom
Subsea 7 SA 6,567 65,975 (1,157) (1.0)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (9,115) (724,093) (17,061) (14.9)
France
Adevinta ASA (11,816) (174,102) 9,647 8.4
Norway
Equinor ASA (1,417) (27,659) 828 0.7
Gjensidige Forsikring ASA (48,589) (1,139,522) (2,652) (2.3)
Mowi ASA (91,453) (2,271,391) (1,871) (1.6)
Salmar ASA (3,851) (265,630) (5,661) (4.9)
Schibsted ASA (15,671) (658,666) 11,363 9.9
TOMRA Systems ASA (22,200) (963,651) (21,044) (18.3)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
STIBOR plus or minus a
specified spread (-0.50% to
0.35%), which is denominated
in SEK based on the local
currencies of the positions
within the swap.
13-49 months
maturity
02/14/2022 $36,653,071 $(188,831) $55,247 $(133,584)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 120,975 1,192,844 33,486 (25.1)
Sweden
AAK AB 5,100 115,476 3,367 (2.5)
Alfa Laval AB 11,167 337,505 (10,741) 8.0
Boliden AB 19,383 719,174 (12,343) 9.2
Electrolux AB 76,417 2,124,479 40,771 (30.5)
Embracer Group AB 26,660 732,424 49,888 (37.3)
Essity AB 6,593 208,373 4,223 (3.2)
Evolution Gaming Group AB 1,221 179,811 18,665 (14.0)
Getinge AB 75,026 2,083,686 78,504 (58.8)
Hexpol AB 21,376 241,387 10,984 (8.2)
Husqvarna AB 93,011 1,340,905 104,345 (78.1)
ICA Gruppen AB 1,764 86,262 55 (0.0)
Lifco AB 143 13,286 5 (0.0)
Saab AB 17,918 490,879 7,260 (5.4)
Securitas AB 54,116 920,391 13,178 (9.9)
Skanska AB 45,161 1,132,621 (11,887) 8.9
SKF AB 15,207 432,708 (3,885) 2.9
SSAB AB 86,772 458,832 42,708 (32.0)
Svenska Handelsbanken AB 90,526 984,126 (46,152) 34.5
Swedish Orphan Biovitrum AB 56,557 904,455 (39,282) 29.4
Telefonaktiebolaget LM Ericsson 106,849 1,416,311 9,766 (7.3)
Trelleborg AB 41,075 1,044,675 13,497 (10.1)
Volvo AB 6,732 170,488 (3,438) 2.6
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (10,650) (409,788) 6,628 (5.0)
Sweden
Assa Abloy AB (15,084) (434,124) (21,248) 15.9
Atlas Copco AB (41,301) (2,518,008) (139,503) 104.4
Axfood AB (13,106) (313,293) (3,848) 2.9
BillerudKorsnas AB (42,539) (791,229) (33,651) 25.2
Elekta AB (35,250) (457,278) 6,416 (4.8)
Epiroc AB (3,276) (74,215) (2,341) 1.8

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
AQR LONG-SHORT EQUITY FUND
Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
EQT AB (81,040) (2,668,141) (284,793) 213.2
H & M Hennes & Mauritz AB (23,162) (521,990) 48,414 (36.2)
Hexagon AB (5,927) (547,112) (29,293) 21.9
Holmen AB (8,057) (353,684) (2,285) 1.7
Indutrade AB (19,516) (450,627) 8,884 (6.7)
Nibe Industrier AB (46,596) (1,445,101) 13,254 (9.9)
Sinch AB (3,732) (655,996) (34,561) 25.9
Skandinaviska Enskilda Banken AB (205,274) (2,504,034) (8,658) 6.5
Svenska Cellulosa AB SCA (94,101) (1,665,596) 1,713 (1.3)
Sweco AB (19,287) (314,768) (8,315) 6.2
Swedbank AB (91,088) (1,606,052) 17,079 (12.8)
Swedish Match AB (3,048) (237,778) (4,415) 3.3
Tele2 AB (19,520) (263,324) (4,222) 3.2
Telia Co. AB (251,359) (1,089,835) (17,060) 12.8

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
(a) Represents 7-day effective yield as of March 31, 2021.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) For the period ended March 31, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(d) The rate shown was the effective yield at the date of purchase.
(e) All or a portion of the security pledged as collateral for futures contracts.
(f) All or a portion of the security pledged as collateral for swap contracts.
(g) All or a portion of the security pledged as collateral for swap and futures contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 103.9%
INVESTMENT COMPANIES - 13.1%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(a)(b) 12,288,704 12,288,704
Limited Purpose Cash Investment
Fund, 0.01% (1)(a)(c) 214,554,635 214,490,269
UBS Select Treasury Preferred
Fund, Class I, 0.01% (1)(a) 1,407,045 1,407,045
TOTAL INVESTMENT COMPANIES
(Cost $228,167,603) 228,186,018
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 90.8%
U.S. Treasury Bills
0.11%, 4/1/2021 (d) $ 176,859,000 176,859,000
0.12%, 4/22/2021 (d) 88,371,000 88,370,356
0.11%, 5/6/2021 (d)(e) 84,754,000 84,752,558
0.10%, 5/20/2021 (d) 70,331,000 70,329,325
0.09%, 5/27/2021 (d) 37,931,000 37,930,115
0.09%, 6/3/2021 (d) 23,333,000 23,332,285
0.09%, 6/17/2021 (d) 23,072,000 23,071,247
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 90.8% (continued)
0.09%, 6/24/2021 (d) $ 10,609,000 10,608,691
0.10%, 7/1/2021 (d) 17,839,000 17,837,985
0.09%, 7/8/2021 (d) 35,066,000 35,064,425
0.09%, 7/15/2021 (d) 80,718,000 80,714,763
0.10%, 7/22/2021 (d)(f) 83,903,000 83,899,084
0.09%, 7/29/2021 (d)(g) 119,510,000 119,502,593
0.07%, 8/5/2021 (d)(g) 72,279,000 72,273,941
0.05%, 8/12/2021 (d)(g) 920,000 919,918
0.06%, 9/2/2021 (d)(g) 71,209,000 71,201,765
0.06%, 9/9/2021 (d)(g) 155,132,000 155,114,655
0.06%, 9/16/2021 (d)(g) 218,546,000 218,518,973
0.04%, 9/23/2021 (d)(f) 101,385,000 101,369,722
0.04%, 9/30/2021 (d) 109,738,000 109,715,809
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $1,581,196,580) 1,581,387,210
TOTAL SHORT-TERM INVESTMENTS
(Cost $1,809,364,183) 1,809,573,228
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 103.9%
(Cost $1,809,364,183) 1,809,573,228
LIABILITIES IN EXCESS OF OTHER
ASSETS - (3.9)% (h) (68,418,707)
NET ASSETS - 100.0% 1,741,154,521
Affiliate
Value
At
12/31/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrea lized
App/Dep
Value
At
3/31/2021
Shares
Held At
3/31/2021
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 12.3%
INVESTMENT COMPANIES - 12.3%
Limited Purpose
Cash Investment
Fund,
0.01% (1)(a)
(Cost $214,471,854) $342,382,832 $965,308,527 $(1,093,239,017) $4,969 $32,958 $214,490,269 214,554,635 $13,465 $–
(a) Represents 7-day effective yield as of March 31, 2021.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
Total return swap contracts outstanding as of March 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn May Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/23/2021 USD 23,585,650 $ 709,228
Cotton No. 2 May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/16/2021 USD (14,275,320) 1,473,045
Cotton No. 2 May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/16/2021 USD (6,066,000) 285,560
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/29/2021 HKD 383,681,800 270,734
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/29/2021 HKD 373,156,300 319,036
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/10/2021 KRW 621,975,000 11,065
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/04/2021 USD 16,124,480 161,160
Soybean May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/23/2021 USD 3,591,875 157,130
Soybean Oil May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/23/2021 USD 7,207,704 1,083,365
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 06/18/2021 CHF 15,517,760 331,477
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/23/2021 USD (14,183,100) 333,675
5,135,475
Corn May Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/23/2021 USD (5,952,838) (158,100)
Cotton No. 2 May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/16/2021 USD 687,480 (13,932)
Cotton No. 2 May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/16/2021 USD 6,066,000 (117,923)
Cotton No. 2 May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/16/2021 USD 12,576,840 (269,525)
Cotton No. 2 May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/16/2021 USD 21,271,440 (423,365)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/14/2021 BRL 19,230,585 $ (91,280)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/23/2021 USD (10,410,720) (181,417)
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/23/2021 USD 6,305,680 (113,217)
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/23/2021 USD 16,166,240 (277,710)
Soybean Oil May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/23/2021 USD (4,159,512) (390,339)
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/23/2021 USD 23,978,400 (1,359,164)
(3,395,972)
$ 1,739,503
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 3 4/2021 EUR $ 491,929 $ 11,822
Brent Crude Oil 887 4/2021 USD 55,650,380 (3,074,517)
CAC 40 10 Euro Index 98 4/2021 EUR 6,971,326 31,197
Hang Seng Index 131 4/2021 HKD 23,857,398 183,932
HSCEI 235 4/2021 HKD 16,539,567 116,834
IBEX 35 Index 23 4/2021 EUR 2,316,013 (10,529)
LME Aluminum Base Metal 3 4/2021 USD 164,569 15,854
LME Aluminum Base Metal 4 4/2021 USD 219,144 17,247
LME Aluminum Base Metal 9 4/2021 USD 493,706 44,247
LME Aluminum Base Metal 10 4/2021 USD 548,650 52,871
LME Aluminum Base Metal 12 4/2021 USD 656,418 46,333
LME Aluminum Base Metal 13 4/2021 USD 712,400 60,987
LME Aluminum Base Metal 19 4/2021 USD 1,043,266 91,644
LME Aluminum Base Metal 19 4/2021 USD 1,043,100 89,481
LME Aluminum Base Metal 36 4/2021 USD 1,971,792 161,826
LME Aluminum Base Metal 41 4/2021 USD 2,243,346 171,751
LME Aluminum Base Metal 43 4/2021 USD 2,361,453 224,901
LME Aluminum Base Metal 50 4/2021 USD 2,734,375 197,103
LME Copper Base Metal 2 4/2021 USD 439,686 40,009
LME Copper Base Metal 3 4/2021 USD 659,550 55,308
LME Copper Base Metal 3 4/2021 USD 659,335 60,302
LME Copper Base Metal 5 4/2021 USD 1,098,500 101,739
LME Copper Base Metal 5 4/2021 USD 1,098,539 92,651
LME Copper Base Metal 8 4/2021 USD 1,757,716 171,247
LME Copper Base Metal 9 4/2021 USD 1,977,316 220,996

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 12 4/2021 USD $ 2,636,664 $ 185,632
LME Copper Base Metal 17 4/2021 USD 3,734,794 332,705
LME Nickel Base Metal 1 4/2021 USD 96,180 (13,023)
LME Nickel Base Metal 2 4/2021 USD 192,424 (22,399)
LME Nickel Base Metal 2 4/2021 USD 192,276 (22,662)
LME Nickel Base Metal 2 4/2021 USD 192,307 (19,319)
LME Nickel Base Metal 4 4/2021 USD 384,720 (57,372)
LME Nickel Base Metal 6 4/2021 USD 577,221 (62,894)
LME Nickel Base Metal 7 4/2021 USD 673,153 (87,068)
LME Nickel Base Metal 8 4/2021 USD 769,257 (82,597)
LME Nickel Base Metal 10 4/2021 USD 961,830 (122,427)
LME Nickel Base Metal 11 4/2021 USD 1,057,770 (116,001)
LME Zinc Base Metal 2 4/2021 USD 140,363 4,057
LME Zinc Base Metal 6 4/2021 USD 421,088 5,172
LME Zinc Base Metal 7 4/2021 USD 491,269 14,377
LME Zinc Base Metal 9 4/2021 USD 631,631 30,855
LME Zinc Base Metal 11 4/2021 USD 771,994 18,461
LME Zinc Base Metal 13 4/2021 USD 912,356 4,249
LME Zinc Base Metal 15 4/2021 USD 1,052,093 (24,202)
LME Zinc Base Metal 19 4/2021 USD 1,333,919 112,163
LME Zinc Base Metal 20 4/2021 USD 1,404,000 114,566
LME Zinc Base Metal 21 4/2021 USD 1,473,108 (22,154)
LME Zinc Base Metal 27 4/2021 USD 1,893,544 (1,408)
LME Zinc Base Metal 32 4/2021 USD 2,246,504 185,610
MSCI Singapore Index 250 4/2021 SGD 6,652,357 7,375
NY Harbor ULSD 608 4/2021 USD 45,193,613 (3,616,547)
RBOB Gasoline 414 4/2021 USD 34,075,264 (1,337,167)
SGX FTSE China A50 Index 1,634 4/2021 USD 28,075,388 (12,865)
SGX FTSE Taiwan Index 118 4/2021 USD 6,836,920 65,154
SGX NIFTY 50 Index 26 4/2021 USD 766,792 (4,213)
Sugar No. 11 1,354 4/2021 USD 22,398,410 (1,503,166)
WTI Crude Oil 945 4/2021 USD 55,906,200 (4,127,960)
Coffee 'C' 238 5/2021 USD 11,022,375 (568,544)
Copper 111 5/2021 USD 11,087,513 (271,233)
Corn 123 5/2021 USD 3,470,138 126,634
Cotton No. 2 6 5/2021 USD 242,640 (12,862)
KC HRW Wheat 213 5/2021 USD 6,131,738 (566,271)
LME Aluminum Base Metal 3 5/2021 USD 165,131 9,497
LME Aluminum Base Metal 4 5/2021 USD 220,006 16,794
LME Aluminum Base Metal 5 5/2021 USD 275,165 15,825
LME Aluminum Base Metal 7 5/2021 USD 385,270 21,774
LME Aluminum Base Metal 9 5/2021 USD 495,056 9,030
LME Aluminum Base Metal 9 5/2021 USD 495,153 26,287
LME Aluminum Base Metal 19 5/2021 USD 1,045,219 19,447
LME Aluminum Base Metal 20 5/2021 USD 1,099,575 94,141
LME Aluminum Base Metal 25 5/2021 USD 1,375,556 67,995
LME Aluminum Base Metal 26 5/2021 USD 1,430,969 29,542
LME Aluminum Base Metal 26 5/2021 USD 1,431,183 (18,394)
LME Aluminum Base Metal 37 5/2021 USD 2,036,989 (7,352)
LME Aluminum Base Metal 48 5/2021 USD 2,638,560 268,112
LME Copper Base Metal 2 5/2021 USD 439,475 8,457
LME Copper Base Metal 2 5/2021 USD 439,216 (21,289)
LME Copper Base Metal 4 5/2021 USD 878,400 (72,111)
LME Copper Base Metal 4 5/2021 USD 878,900 4,889
LME Copper Base Metal 4 5/2021 USD 878,862 88,076
LME Copper Base Metal 6 5/2021 USD 1,318,328 112,087

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 7 5/2021 USD $ 1,538,149 $ 100,330
LME Copper Base Metal 7 5/2021 USD 1,537,288 (40,181)
LME Copper Base Metal 7 5/2021 USD 1,537,988 162,469
LME Copper Base Metal 8 5/2021 USD 1,757,930 80,709
LME Copper Base Metal 9 5/2021 USD 1,976,513 (76,511)
LME Copper Base Metal 10 5/2021 USD 2,197,328 128,551
LME Copper Base Metal 11 5/2021 USD 2,417,250 115,471
LME Copper Base Metal 12 5/2021 USD 2,636,757 173,125
LME Nickel Base Metal 2 5/2021 USD 192,459 (19,387)
LME Nickel Base Metal 7 5/2021 USD 674,043 (133,638)
LME Nickel Base Metal 13 5/2021 USD 1,251,827 (280,521)
LME Zinc Base Metal 1 5/2021 USD 70,290 (2,085)
LME Zinc Base Metal 1 5/2021 USD 70,265 3,524
LME Zinc Base Metal 1 5/2021 USD 70,290 3,462
LME Zinc Base Metal 2 5/2021 USD 140,596 (2,096)
LME Zinc Base Metal 2 5/2021 USD 140,496 7,365
LME Zinc Base Metal 2 5/2021 USD 140,613 (1,006)
LME Zinc Base Metal 4 5/2021 USD 281,225 (5,037)
LME Zinc Base Metal 7 5/2021 USD 491,969 (10,302)
LME Zinc Base Metal 8 5/2021 USD 562,450 (13,610)
LME Zinc Base Metal 11 5/2021 USD 773,094 (27,580)
LME Zinc Base Metal 22 5/2021 USD 1,546,738 (4,571)
LME Zinc Base Metal 58 5/2021 USD 4,073,891 338,656
Low Sulphur Gasoil 698 5/2021 USD 35,423,500 (2,419,269)
Silver 19 5/2021 USD 2,330,540 (239,265)
Soybean 184 5/2021 USD 13,218,100 256,909
Soybean Oil 15 5/2021 USD 476,280 7,557
DAX Index 9 6/2021 EUR 3,965,514 121,576
DJIA CBOT E-Mini Index 24 6/2021 USD 3,947,760 46,988
EURO STOXX 50 Index 182 6/2021 EUR 8,251,258 178,255
FTSE 100 Index 201 6/2021 GBP 18,508,801 (106,194)
FTSE/JSE Top 40 Index 29 6/2021 ZAR 1,202,046 (12,851)
FTSE/MIB Index 23 6/2021 EUR 3,289,787 50,606
KOSPI 200 Index 48 6/2021 KRW 4,396,554 31,905
Lean Hogs 298 6/2021 USD 12,551,760 1,010,218
Live Cattle 273 6/2021 USD 13,420,680 204,502
LME Aluminum Base Metal 2 6/2021 USD 110,455 (3,576)
LME Aluminum Base Metal 4 6/2021 USD 220,413 4,801
LME Aluminum Base Metal 6 6/2021 USD 331,388 (3,130)
LME Aluminum Base Metal 7 6/2021 USD 386,185 7,814
LME Aluminum Base Metal 8 6/2021 USD 441,420 6,396
LME Aluminum Base Metal 10 6/2021 USD 553,000 (10,505)
LME Aluminum Base Metal 14 6/2021 USD 773,514 (25,175)
LME Aluminum Base Metal 16 6/2021 USD 884,644 (26,323)
LME Aluminum Base Metal 17 6/2021 USD 938,158 20,073
LME Aluminum Base Metal 31 6/2021 USD 1,708,457 28,180
LME Aluminum Base Metal 33 6/2021 USD 1,819,224 40,327
LME Aluminum Base Metal 34 6/2021 USD 1,874,072 (13,012)
LME Aluminum Base Metal 35 6/2021 USD 1,930,635 29,157
LME Aluminum Base Metal 577 6/2021 USD 31,861,219 519,805
LME Copper Base Metal 1 6/2021 USD 219,613 (6,262)
LME Copper Base Metal 1 6/2021 USD 219,606 (6,542)
LME Copper Base Metal 1 6/2021 USD 219,638 (1,190)
LME Copper Base Metal 1 6/2021 USD 219,698 (8,497)
LME Copper Base Metal 2 6/2021 USD 439,213 (8,087)
LME Copper Base Metal 2 6/2021 USD 439,406 (5,151)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 2 6/2021 USD $ 439,213 $ (13,884)
LME Copper Base Metal 3 6/2021 USD 659,119 (19,972)
LME Copper Base Metal 3 6/2021 USD 659,114 (9,068)
LME Copper Base Metal 3 6/2021 USD 658,838 (16,520)
LME Copper Base Metal 58 6/2021 USD 12,742,238 (428,109)
LME Nickel Base Metal 1 6/2021 USD 96,390 (3,453)
LME Nickel Base Metal 1 6/2021 USD 96,396 (1,587)
LME Nickel Base Metal 3 6/2021 USD 289,157 (6,142)
LME Nickel Base Metal 4 6/2021 USD 385,284 (61,968)
LME Nickel Base Metal 4 6/2021 USD 385,452 (1,560)
LME Nickel Base Metal 6 6/2021 USD 578,179 (4,318)
LME Nickel Base Metal 8 6/2021 USD 770,940 (2,602)
LME Nickel Base Metal 16 6/2021 USD 1,541,592 (9,335)
LME Nickel Base Metal 18 6/2021 USD 1,733,994 (38,987)
LME Nickel Base Metal 23 6/2021 USD 2,216,102 (25,596)
LME Nickel Base Metal 25 6/2021 USD 2,408,669 25,845
LME Nickel Base Metal 27 6/2021 USD 2,601,287 (27,391)
LME Nickel Base Metal 177 6/2021 USD 17,056,782 (3,827,548)
LME Zinc Base Metal 2 6/2021 USD 140,857 (699)
LME Zinc Base Metal 4 6/2021 USD 281,667 (5,795)
LME Zinc Base Metal 5 6/2021 USD 352,115 (525)
LME Zinc Base Metal 7 6/2021 USD 492,844 (2,773)
LME Zinc Base Metal 12 6/2021 USD 844,725 3,265
LME Zinc Base Metal 12 6/2021 USD 844,974 19,039
LME Zinc Base Metal 12 6/2021 USD 845,076 12,241
LME Zinc Base Metal 15 6/2021 USD 1,055,595 16,788
LME Zinc Base Metal 16 6/2021 USD 1,126,940 4,393
LME Zinc Base Metal 18 6/2021 USD 1,267,763 3,513
LME Zinc Base Metal 20 6/2021 USD 1,408,125 10,816
LME Zinc Base Metal 131 6/2021 USD 9,224,856 (201,990)
MSCI EAFE E-Mini Index 103 6/2021 USD 11,288,800 (38,113)
MSCI Emerging Markets E-Mini Index 302 6/2021 USD 19,969,750 53,423
NASDAQ 100 E-Mini Index 10 6/2021 USD 2,617,950 11,846
Nikkei 225 Index 20 6/2021 JPY 5,270,716 94,380
Palladium 33 6/2021 USD 8,645,670 77,189
Russell 2000 E-Mini Index 40 6/2021 USD 4,445,000 (130,743)
S&P 500 E-Mini Index 34 6/2021 USD 6,744,580 60,643
S&P Midcap 400 E-Mini Index 23 6/2021 USD 5,992,190 (83,268)
S&P/TSX 60 Index 67 6/2021 CAD 11,847,489 (21,705)
SPI 200 Index 47 6/2021 AUD 6,038,460 (41,556)
TOPIX Index 50 6/2021 JPY 8,823,662 288,000
Cocoa 284 7/2021 GBP 6,518,848 (99,500)
Cocoa 317 7/2021 USD 7,560,450 (152,488)
Platinum 15 7/2021 USD 893,625 6,600
3 Month Canadian Bankers Acceptance 898 9/2021 CAD 177,793,925 (32,257)
3 Month Euro Euribor 1,227 9/2021 EUR 361,668,248 (27,214)
3 Month Eurodollar 723 9/2021 USD 180,406,575 (43,037)
3 Month Sterling 468 9/2021 GBP 80,571,485 (71,799)
ASX 90 Day Bank Accepted Bill 311 9/2021 AUD 236,173,463 (30,102)
3 Month Canadian Bankers Acceptance 361 12/2021 CAD 71,445,224 4,939
3 Month Euro Euribor 1,989 12/2021 EUR 586,303,112 (43,710)
3 Month Eurodollar 296 12/2021 USD 73,803,900 (36,324)
3 Month Sterling 572 12/2021 GBP 98,441,760 (147,639)
ASX 90 Day Bank Accepted Bill 174 12/2021 AUD 132,122,607 741
3 Month Euro Euribor 1,651 3/2022 EUR 486,621,501 (52,437)
3 Month Eurodollar 255 3/2022 USD 63,600,188 (21,741)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
3 Month Sterling 467 3/2022 GBP $ 80,310,801 $ (159,554)
3 Month Euro Euribor 719 6/2022 EUR 211,910,029 (29,643)
3 Month Eurodollar 290 6/2022 USD 72,289,750 (52,556)
3 Month Sterling 814 6/2022 GBP 139,928,884 (257,888)
3 Month Euro Euribor 1,356 9/2022 EUR 399,632,417 (80,491)
3 Month Eurodollar 113 9/2022 USD 28,145,475 (43,969)
3 Month Sterling 623 9/2022 GBP 107,031,033 (296,588)
3 Month Euro Euribor 1,503 12/2022 EUR 442,867,272 (92,783)
3 Month Sterling 323 12/2022 GBP 55,452,247 (168,960)
3 Month Euro Euribor 430 3/2023 EUR 126,664,061 (16,973)
3 Month Sterling 2 3/2023 GBP 343,099 (152)
(17,741,475)
Short Contracts
LME Aluminum Base Metal (3) 4/2021 USD (164,569) (15,969)
LME Aluminum Base Metal (4) 4/2021 USD (219,144) (17,886)
LME Aluminum Base Metal (9) 4/2021 USD (493,706) (44,225)
LME Aluminum Base Metal (10) 4/2021 USD (548,650) (52,417)
LME Aluminum Base Metal (12) 4/2021 USD (656,418) (47,321)
LME Aluminum Base Metal (13) 4/2021 USD (712,400) (59,558)
LME Aluminum Base Metal (19) 4/2021 USD (1,043,266) (83,813)
LME Aluminum Base Metal (19) 4/2021 USD (1,043,100) (93,331)
LME Aluminum Base Metal (36) 4/2021 USD (1,971,792) (160,782)
LME Aluminum Base Metal (41) 4/2021 USD (2,243,346) (168,223)
LME Aluminum Base Metal (43) 4/2021 USD (2,361,453) (239,529)
LME Aluminum Base Metal (50) 4/2021 USD (2,734,375) (195,480)
LME Copper Base Metal (2) 4/2021 USD (439,686) (39,903)
LME Copper Base Metal (3) 4/2021 USD (659,335) (61,637)
LME Copper Base Metal (3) 4/2021 USD (659,550) (54,908)
LME Copper Base Metal (5) 4/2021 USD (1,098,539) (89,977)
LME Copper Base Metal (5) 4/2021 USD (1,098,500) (103,638)
LME Copper Base Metal (8) 4/2021 USD (1,757,716) (172,187)
LME Copper Base Metal (9) 4/2021 USD (1,977,316) (240,114)
LME Copper Base Metal (12) 4/2021 USD (2,636,664) (192,246)
LME Copper Base Metal (17) 4/2021 USD (3,734,794) (327,731)
LME Nickel Base Metal (1) 4/2021 USD (96,180) 12,897
LME Nickel Base Metal (2) 4/2021 USD (192,424) 22,010
LME Nickel Base Metal (2) 4/2021 USD (192,276) 22,608
LME Nickel Base Metal (2) 4/2021 USD (192,307) 19,228
LME Nickel Base Metal (4) 4/2021 USD (384,720) 57,108
LME Nickel Base Metal (6) 4/2021 USD (577,221) 57,009
LME Nickel Base Metal (7) 4/2021 USD (673,153) 82,971
LME Nickel Base Metal (8) 4/2021 USD (769,257) 81,984
LME Nickel Base Metal (10) 4/2021 USD (961,830) 122,521
LME Nickel Base Metal (11) 4/2021 USD (1,057,770) 119,119
LME Zinc Base Metal (2) 4/2021 USD (140,363) (4,500)
LME Zinc Base Metal (6) 4/2021 USD (421,088) (4,286)
LME Zinc Base Metal (7) 4/2021 USD (491,269) (13,559)
LME Zinc Base Metal (9) 4/2021 USD (631,631) (30,195)
LME Zinc Base Metal (11) 4/2021 USD (771,994) (22,564)
LME Zinc Base Metal (13) 4/2021 USD (912,356) (8,184)
LME Zinc Base Metal (15) 4/2021 USD (1,052,093) 23,121
LME Zinc Base Metal (19) 4/2021 USD (1,333,919) (113,470)
LME Zinc Base Metal (20) 4/2021 USD (1,404,000) (110,611)
LME Zinc Base Metal (21) 4/2021 USD (1,473,108) 13,408
LME Zinc Base Metal (27) 4/2021 USD (1,893,544) 10,835
LME Zinc Base Metal (32) 4/2021 USD (2,246,504) (172,298)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Natural Gas (82) 4/2021 USD $ (2,138,560) $ (41,543)
OMXS30 Index (144) 4/2021 SEK (3,606,410) (41,533)
LME Aluminum Base Metal (3) 5/2021 USD (165,131) (9,815)
LME Aluminum Base Metal (4) 5/2021 USD (220,006) (17,034)
LME Aluminum Base Metal (5) 5/2021 USD (275,165) (15,469)
LME Aluminum Base Metal (7) 5/2021 USD (385,270) (22,028)
LME Aluminum Base Metal (9) 5/2021 USD (495,153) (25,022)
LME Aluminum Base Metal (9) 5/2021 USD (495,056) (9,942)
LME Aluminum Base Metal (19) 5/2021 USD (1,045,219) (21,645)
LME Aluminum Base Metal (20) 5/2021 USD (1,099,575) (94,775)
LME Aluminum Base Metal (25) 5/2021 USD (1,375,556) (68,607)
LME Aluminum Base Metal (26) 5/2021 USD (1,430,969) (36,786)
LME Aluminum Base Metal (26) 5/2021 USD (1,431,183) 16,999
LME Aluminum Base Metal (37) 5/2021 USD (2,036,989) (4,675)
LME Aluminum Base Metal (48) 5/2021 USD (2,638,560) (264,937)
LME Copper Base Metal (2) 5/2021 USD (439,475) (9,098)
LME Copper Base Metal (2) 5/2021 USD (439,216) 21,115
LME Copper Base Metal (4) 5/2021 USD (878,400) 70,887
LME Copper Base Metal (4) 5/2021 USD (878,862) (88,088)
LME Copper Base Metal (4) 5/2021 USD (878,900) (4,928)
LME Copper Base Metal (6) 5/2021 USD (1,318,328) (120,257)
LME Copper Base Metal (7) 5/2021 USD (1,538,149) (94,959)
LME Copper Base Metal (7) 5/2021 USD (1,537,988) (162,056)
LME Copper Base Metal (7) 5/2021 USD (1,537,288) 40,495
LME Copper Base Metal (8) 5/2021 USD (1,757,930) (82,166)
LME Copper Base Metal (9) 5/2021 USD (1,976,513) 80,806
LME Copper Base Metal (10) 5/2021 USD (2,197,328) (127,953)
LME Copper Base Metal (11) 5/2021 USD (2,417,250) (110,306)
LME Copper Base Metal (12) 5/2021 USD (2,636,757) (174,939)
LME Nickel Base Metal (2) 5/2021 USD (192,459) 18,151
LME Nickel Base Metal (7) 5/2021 USD (674,043) 134,016
LME Nickel Base Metal (13) 5/2021 USD (1,251,827) 264,578
LME Zinc Base Metal (1) 5/2021 USD (70,290) 2,208
LME Zinc Base Metal (1) 5/2021 USD (70,265) (3,372)
LME Zinc Base Metal (1) 5/2021 USD (70,290) (3,367)
LME Zinc Base Metal (2) 5/2021 USD (140,496) (7,360)
LME Zinc Base Metal (2) 5/2021 USD (140,596) 2,198
LME Zinc Base Metal (2) 5/2021 USD (140,613) 995
LME Zinc Base Metal (4) 5/2021 USD (281,225) 5,528
LME Zinc Base Metal (7) 5/2021 USD (491,969) 13,761
LME Zinc Base Metal (8) 5/2021 USD (562,450) 12,526
LME Zinc Base Metal (11) 5/2021 USD (773,094) 25,474
LME Zinc Base Metal (22) 5/2021 USD (1,546,738) 8,873
LME Zinc Base Metal (58) 5/2021 USD (4,073,891) (317,388)
100 oz Gold (131) 6/2021 USD (22,474,360) 29,224
Australia 10 Year Bond (1,392) 6/2021 AUD (146,027,429) 805,129
Australia 3 Year Bond (228) 6/2021 AUD (20,269,270) (13,452)
Canada 10 Year Bond (568) 6/2021 CAD (62,720,904) 338,751
Euro- Bobl (1,022) 6/2021 EUR (161,893,301) (140,405)
Euro-BTP (64) 6/2021 EUR (11,206,134) (63,890)
Euro-Bund (768) 6/2021 EUR (154,260,525) 312,011
Euro- Buxl (645) 6/2021 EUR (155,846,906) 2,517,230
Euro-OAT (689) 6/2021 EUR (130,854,031) 88,854
Euro-Schatz (2,385) 6/2021 EUR (313,531,316) (41,875)
Japan 10 Year Bond (372) 6/2021 JPY (507,848,453) (987,801)
LME Aluminum Base Metal (2) 6/2021 USD (110,455) 3,267

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (4) 6/2021 USD $ (220,413) $ (4,144)
LME Aluminum Base Metal (6) 6/2021 USD (331,388) 2,816
LME Aluminum Base Metal (7) 6/2021 USD (386,185) (9,212)
LME Aluminum Base Metal (8) 6/2021 USD (441,420) (5,416)
LME Aluminum Base Metal (10) 6/2021 USD (553,000) 8,899
LME Aluminum Base Metal (14) 6/2021 USD (773,514) 24,577
LME Aluminum Base Metal (16) 6/2021 USD (884,644) 27,593
LME Aluminum Base Metal (17) 6/2021 USD (938,158) (18,111)
LME Aluminum Base Metal (31) 6/2021 USD (1,708,457) (57,798)
LME Aluminum Base Metal (33) 6/2021 USD (1,819,224) (35,491)
LME Aluminum Base Metal (34) 6/2021 USD (1,874,072) 7,077
LME Aluminum Base Metal (35) 6/2021 USD (1,930,635) (32,795)
LME Aluminum Base Metal (295) 6/2021 USD (16,289,531) (48,859)
LME Copper Base Metal (1) 6/2021 USD (219,698) 8,912
LME Copper Base Metal (1) 6/2021 USD (219,606) 6,135
LME Copper Base Metal (1) 6/2021 USD (219,638) 147
LME Copper Base Metal (1) 6/2021 USD (219,613) 6,560
LME Copper Base Metal (2) 6/2021 USD (439,213) 10,132
LME Copper Base Metal (2) 6/2021 USD (439,213) 14,545
LME Copper Base Metal (2) 6/2021 USD (439,406) 4,589
LME Copper Base Metal (3) 6/2021 USD (659,114) 12,129
LME Copper Base Metal (3) 6/2021 USD (658,838) 15,930
LME Copper Base Metal (3) 6/2021 USD (659,119) 19,248
LME Copper Base Metal (27) 6/2021 USD (5,931,731) 200,205
LME Nickel Base Metal (1) 6/2021 USD (96,396) 1,581
LME Nickel Base Metal (1) 6/2021 USD (96,390) 3,207
LME Nickel Base Metal (3) 6/2021 USD (289,157) 6,575
LME Nickel Base Metal (4) 6/2021 USD (385,284) 62,116
LME Nickel Base Metal (4) 6/2021 USD (385,452) 696
LME Nickel Base Metal (6) 6/2021 USD (578,179) 6,783
LME Nickel Base Metal (8) 6/2021 USD (770,940) (705)
LME Nickel Base Metal (16) 6/2021 USD (1,541,592) 9,081
LME Nickel Base Metal (18) 6/2021 USD (1,733,994) 38,399
LME Nickel Base Metal (23) 6/2021 USD (2,216,102) 27,039
LME Nickel Base Metal (25) 6/2021 USD (2,408,669) (14,039)
LME Nickel Base Metal (27) 6/2021 USD (2,601,287) 24,733
LME Nickel Base Metal (163) 6/2021 USD (15,707,658) 566,200
LME Zinc Base Metal (2) 6/2021 USD (140,857) 406
LME Zinc Base Metal (4) 6/2021 USD (281,667) 4,750
LME Zinc Base Metal (5) 6/2021 USD (352,115) 2,281
LME Zinc Base Metal (7) 6/2021 USD (492,844) 1,455
LME Zinc Base Metal (12) 6/2021 USD (845,076) (12,929)
LME Zinc Base Metal (12) 6/2021 USD (844,725) (4,038)
LME Zinc Base Metal (12) 6/2021 USD (844,974) (16,290)
LME Zinc Base Metal (15) 6/2021 USD (1,055,595) (21,715)
LME Zinc Base Metal (16) 6/2021 USD (1,126,940) (4,274)
LME Zinc Base Metal (18) 6/2021 USD (1,267,763) (2,741)
LME Zinc Base Metal (20) 6/2021 USD (1,408,125) (18,537)
LME Zinc Base Metal (127) 6/2021 USD (8,943,181) (60,669)
Long Gilt (1,062) 6/2021 GBP (186,801,101) 1,040,018
U.S. Treasury 10 Year Note (1,113) 6/2021 USD (145,733,438) 1,576,702
U.S. Treasury 2 Year Note (405) 6/2021 USD (89,394,258) 13,448
U.S. Treasury 5 Year Note (958) 6/2021 USD (118,215,703) 738,456
U.S. Treasury Long Bond (1,405) 6/2021 USD (217,204,219) 6,696,871
U.S. Treasury Ultra Bond (746) 6/2021 USD (135,189,188) 5,716,048
Coffee 'C' (40) 7/2021 USD (1,881,000) (13,595)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month Euroswiss (110) 9/2021 CHF $ (29,308,311) $ (7,591)
3 Month Euroswiss (115) 12/2021 CHF (30,640,507) (6,598)
3 Month Euroswiss (97) 3/2022 CHF (25,839,470) (5,888)
3 Month Eurodollar (18) 12/2022 USD (4,477,500) 492
3 Month Eurodollar (62) 3/2023 USD (15,406,225) 4,189
15,799,467
$ (1,942,008)
Forward foreign currency contracts outstanding as of March 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 724,001 USD 125,312 CITI
**
6/16/2021 $ 2,657
BRL 724,001 USD 125,313 JPMC
**
6/16/2021 2,656
CAD 40,834,235 USD 32,327,158 CITI 6/16/2021 169,119
CAD 40,834,234 USD 32,327,197 JPMC 6/16/2021 169,078
CLP 3,675,736,794 USD 5,070,060 CITI
**
6/16/2021 34,359
CLP 3,675,736,793 USD 5,070,066 JPMC
**
6/16/2021 34,353
COP 861,393,400 USD 233,385 CITI
**
6/16/2021 1,385
COP 861,393,398 USD 233,385 JPMC
**
6/16/2021 1,385
GBP 103,000 USD 141,753 CITI 6/16/2021 274
GBP 103,000 USD 141,754 JPMC 6/16/2021 274
HUF 1,904,188,000 USD 6,141,730 CITI 6/16/2021 17,592
HUF 1,904,188,000 USD 6,141,738 JPMC 6/16/2021 17,585
INR 1,186,469,119 USD 15,935,467 CITI
**
6/16/2021 90,382
INR 1,186,469,118 USD 15,935,487 JPMC
**
6/16/2021 90,362
KRW 29,718,569,500 USD 26,230,592 CITI
**
6/16/2021 123,182
KRW 29,718,569,500 USD 26,230,447 JPMC
**
6/16/2021 123,327
MXN 216,732,624 USD 10,359,298 CITI 6/16/2021 159,359
MXN 216,732,624 USD 10,359,311 JPMC 6/16/2021 159,346
NOK 3,603,500 USD 421,002 CITI 6/16/2021 287
NOK 3,603,500 USD 421,003 JPMC 6/16/2021 287
PHP 450,766,428 USD 9,189,698 CITI
**
6/16/2021 34,549
PHP 450,766,428 USD 9,189,710 JPMC
**
6/16/2021 34,538
TWD 49,420,500 USD 1,743,227 CITI
**
6/16/2021 6,176
TWD 49,420,500 USD 1,743,230 JPMC
**
6/16/2021 6,174
USD 132,182,803 AUD 171,893,000 CITI 6/16/2021 1,579,877
USD 132,182,638 AUD 171,893,000 JPMC 6/16/2021 1,579,711
USD 10,094,782 BRL 55,743,500 CITI
**
6/16/2021 241,983
USD 10,094,770 BRL 55,743,500 JPMC
**
6/16/2021 241,970
USD 2,788,258 CAD 3,500,500 CITI 6/16/2021 2,527
USD 2,788,255 CAD 3,500,500 JPMC 6/16/2021 2,523
USD 126,031,387 CHF 115,431,500 CITI 6/16/2021 3,655,527
USD 126,030,489 CHF 115,431,500 JPMC 6/16/2021 3,654,629
USD 2,990,811 CLP 2,149,204,000 CITI
**
6/16/2021 6,256
USD 2,990,807 CLP 2,149,204,000 JPMC
**
6/16/2021 6,253
USD 809,685 COP 2,951,962,000 CITI
**
6/16/2021 5,137
USD 809,684 COP 2,951,962,000 JPMC
**
6/16/2021 5,136
USD 90,640,852 EUR 75,458,961 CITI 6/16/2021 2,012,490
USD 90,640,731 EUR 75,458,955 JPMC 6/16/2021 2,012,377
USD 5,310,430 GBP 3,826,000 CITI 6/16/2021 34,720
USD 5,310,423 GBP 3,826,000 JPMC 6/16/2021 34,713

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 37,625,871 HUF 11,334,246,359 CITI 6/16/2021 $ 963,903
USD 37,625,824 HUF 11,334,246,359 JPMC 6/16/2021 963,855
USD 15,185,043 IDR 220,453,003,503 CITI
**
6/16/2021 205,702
USD 15,184,850 IDR 220,453,003,497 JPMC
**
6/16/2021 205,510
USD 13,188,980 ILS 43,509,500 CITI 6/16/2021 161,168
USD 13,188,963 ILS 43,509,500 JPMC 6/16/2021 161,151
USD 154,727,898 JPY 16,490,099,720 CITI 6/16/2021 5,697,121
USD 154,727,704 JPY 16,490,099,720 JPMC 6/16/2021 5,696,928
USD 42,381,671 KRW 47,307,298,500 CITI
**
6/16/2021 430,600
USD 42,381,515 KRW 47,307,298,500 JPMC
**
6/16/2021 430,445
USD 92,921,176 NZD 129,428,501 CITI 6/16/2021 2,544,360
USD 92,921,058 NZD 129,428,499 JPMC 6/16/2021 2,544,244
USD 7,439,228 PHP 361,889,000 CITI
**
6/16/2021 33,722
USD 7,439,052 PHP 361,889,000 JPMC
**
6/16/2021 33,545
USD 68,155,689 PLN 260,191,500 CITI 6/16/2021 2,292,393
USD 68,155,604 PLN 260,191,500 JPMC 6/16/2021 2,292,307
USD 165,411,328 SEK 1,405,728,000 CITI 6/16/2021 4,342,962
USD 165,411,121 SEK 1,405,728,000 JPMC 6/16/2021 4,342,755
USD 46,367,161 SGD 62,194,000 CITI 6/16/2021 148,949
USD 46,367,103 SGD 62,194,000 JPMC 6/16/2021 148,890
USD 31,236,989 TWD 874,451,000 CITI
**
6/16/2021 282,877
USD 31,236,950 TWD 874,451,000 JPMC
**
6/16/2021 282,839
USD 14,852,949 ZAR 219,786,000 CITI 6/17/2021 108,534
USD 14,852,930 ZAR 219,786,000 JPMC 6/17/2021 108,515
ZAR 887,057,292 USD 58,668,939 CITI 6/17/2021 839,588
ZAR 887,057,288 USD 58,669,012 JPMC 6/17/2021 839,515
Total unrealized appreciation 52,456,893
AUD 275,459,047 USD 215,778,646 CITI 6/16/2021 (6,487,066)
AUD 275,459,041 USD 215,778,911 JPMC 6/16/2021 (6,487,335)
BRL 2,172,004 USD 395,623 CITI
**
6/16/2021 (11,717)
BRL 2,172,002 USD 395,623 JPMC
**
6/16/2021 (11,716)
CAD 27,585,246 USD 22,080,370 CITI 6/16/2021 (127,768)
CAD 27,585,244 USD 22,080,396 JPMC 6/16/2021 (127,796)
CLP 9,395,606,379 USD 13,304,308 CITI
**
6/16/2021 (256,827)
CLP 9,395,606,378 USD 13,304,325 JPMC
**
6/16/2021 (256,844)
COP 7,194,187,290 USD 1,994,590 CITI
**
6/16/2021 (33,836)
COP 7,194,187,288 USD 1,994,593 JPMC
**
6/16/2021 (33,838)
EUR 55,569,500 USD 66,344,027 CITI 6/16/2021 (1,076,315)
EUR 55,569,500 USD 66,344,110 JPMC 6/16/2021 (1,076,398)
GBP 20,970,492 USD 29,321,140 CITI 6/16/2021 (404,719)
GBP 20,970,492 USD 29,321,177 JPMC 6/16/2021 (404,755)
HUF 2,016,414,500 USD 6,532,057 CITI 6/16/2021 (9,725)
HUF 2,016,414,500 USD 6,532,066 JPMC 6/16/2021 (9,733)
IDR 125,535,859,859 USD 8,711,837 CITI
**
6/16/2021 (181,927)
IDR 125,535,859,853 USD 8,711,848 JPMC
**
6/16/2021 (181,937)
ILS 48,853,504 USD 14,893,437 CITI 6/16/2021 (265,499)
ILS 48,853,496 USD 14,893,453 JPMC 6/16/2021 (265,517)
INR 3,094,074,029 USD 42,017,924 CITI
**
6/16/2021 (225,715)
INR 3,094,074,030 USD 42,017,976 JPMC
**
6/16/2021 (225,767)
JPY 2,790,708,500 USD 25,687,888 CITI 6/16/2021 (466,606)
JPY 2,790,708,500 USD 25,687,920 JPMC 6/16/2021 (466,638)
KRW 103,248,960,422 USD 92,625,927 CITI
**
6/16/2021 (1,067,021)
KRW 103,248,960,418 USD 92,626,043 JPMC
**
6/16/2021 (1,067,137)
MXN 27,013,500 USD 1,314,914 CITI 6/16/2021 (3,871)
MXN 27,013,500 USD 1,314,916 JPMC 6/16/2021 (3,873)
NOK 144,385,004 USD 17,065,404 CITI 6/16/2021 (185,159)
NOK 144,385,000 USD 17,065,425 JPMC 6/16/2021 (185,181)
NZD 73,162,970 USD 53,114,942 CITI 6/16/2021 (2,026,996)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NZD 73,162,968 USD 53,115,007 JPMC 6/16/2021 $ (2,027,063)
PHP 225,555,476 USD 4,636,977 CITI
**
6/16/2021 (21,328)
PHP 225,555,476 USD 4,637,001 JPMC
**
6/16/2021 (21,352)
PLN 4,182,508 USD 1,121,140 CITI 6/16/2021 (62,406)
PLN 4,182,508 USD 1,121,142 JPMC 6/16/2021 (62,407)
SEK 1,625,920,625 USD 195,066,188 CITI 6/16/2021 (8,768,142)
SEK 1,625,920,624 USD 195,066,431 JPMC 6/16/2021 (8,768,386)
SGD 108,209,503 USD 81,526,480 CITI 6/16/2021 (1,112,778)
SGD 108,209,497 USD 81,526,578 JPMC 6/16/2021 (1,112,880)
TWD 1,541,457,477 USD 56,087,253 CITI
**
6/16/2021 (1,522,222)
TWD 1,541,457,474 USD 56,087,288 JPMC
**
6/16/2021 (1,522,257)
USD 13,779,531 AUD 18,146,000 CITI 6/16/2021 (7,655)
USD 13,779,514 AUD 18,146,000 JPMC 6/16/2021 (7,672)
USD 7,094,625 BRL 40,718,000 CITI
**
6/16/2021 (102,381)
USD 7,094,616 BRL 40,718,000 JPMC
**
6/16/2021 (102,390)
USD 7,045,242 CLP 5,161,269,000 CITI
**
6/16/2021 (122,104)
USD 7,045,233 CLP 5,161,269,000 JPMC
**
6/16/2021 (122,114)
USD 1,564,173 COP 5,759,577,502 CITI
**
6/16/2021 (5,583)
USD 1,564,171 COP 5,759,577,498 JPMC
**
6/16/2021 (5,585)
USD 7,307,375 GBP 5,317,500 CITI 6/16/2021 (24,979)
USD 7,307,366 GBP 5,317,500 JPMC 6/16/2021 (24,987)
USD 1,825,680 HUF 565,290,000 CITI 6/16/2021 (2,818)
USD 1,825,678 HUF 565,290,000 JPMC 6/16/2021 (2,819)
USD 20,177,980 INR 1,501,503,500 CITI
**
6/16/2021 (103,095)
USD 20,177,955 INR 1,501,503,500 JPMC
**
6/16/2021 (103,120)
USD 37,523,436 KRW 42,631,507,500 CITI
**
6/16/2021 (281,248)
USD 37,523,482 KRW 42,631,507,500 JPMC
**
6/16/2021 (281,202)
USD 8,404,680 MXN 175,641,500 CITI 6/16/2021 (119,708)
USD 8,404,669 MXN 175,641,500 JPMC 6/16/2021 (119,718)
USD 49,798,346 NZD 71,376,500 CITI 6/16/2021 (42,151)
USD 49,798,284 NZD 71,376,500 JPMC 6/16/2021 (42,213)
USD 6,800,563 PHP 333,681,000 CITI
**
6/16/2021 (27,711)
USD 6,800,535 PHP 333,681,000 JPMC
**
6/16/2021 (27,738)
USD 26,362,586 SGD 35,559,000 CITI 6/16/2021 (62,366)
USD 26,362,553 SGD 35,559,000 JPMC 6/16/2021 (62,398)
USD 5,781,712 TWD 163,606,500 CITI
**
6/16/2021 (9,686)
USD 5,781,611 TWD 163,606,500 JPMC
**
6/16/2021 (9,787)
USD 30,456,859 ZAR 464,508,004 CITI 6/17/2021 (704,812)
USD 30,456,820 ZAR 464,507,996 JPMC 6/17/2021 (704,849)
ZAR 219,696,264 USD 14,887,162 CITI 6/17/2021 (148,766)
ZAR 219,696,260 USD 14,887,180 JPMC 6/17/2021 (148,785)
Total unrealized depreciation (52,166,893)
Net unrealized appreciation $ 290,000
** Non-deliverable forward.

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 95.5%
INVESTMENT COMPANIES - 17.2%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(a)(b) 3,155,809 3,155,809
Limited Purpose Cash Investment
Fund, 0.01% (1)(a) 16,987,189 16,982,093
TOTAL INVESTMENT COMPANIES
(Cost $20,136,572) 20,137,902
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 78.3%
U.S. Treasury Bills
0.11%, 4/8/2021 (c)(d) $ 3,156,000 3,155,995
0.12%, 4/22/2021 (c) 21,793,000 21,792,842
0.11%, 5/6/2021 (c) 2,612,000 2,611,956
0.10%, 5/20/2021 (c) 11,630,000 11,629,723
0.08%, 6/17/2021 (c) 997,000 996,967
0.10%, 7/1/2021 (c)(d) 14,966,000 14,965,149
0.09%, 7/8/2021 (c) 4,762,000 4,761,786
0.09%, 7/15/2021 (c) 1,445,000 1,444,942
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 78.3% (continued)
0.09%, 7/22/2021 (c) $ 1,620,000 1,619,924
0.08%, 7/29/2021 (c)(e) 2,130,000 2,129,868
0.07%, 8/5/2021 (c)(e) 6,053,000 6,052,576
0.05%, 8/12/2021 (c) 9,331,000 9,330,173
0.06%, 8/19/2021 (c) 3,695,000 3,694,655
0.05%, 8/26/2021 (c)(d) 2,078,000 2,077,798
0.06%, 9/2/2021 (c) 177,000 176,982
0.06%, 9/9/2021 (c) 2,619,000 2,618,707
0.06%, 9/16/2021 (c) 1,610,000 1,609,801
0.04%, 9/23/2021 (c) 1,104,000 1,103,834
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $91,762,193) 91,773,678
TOTAL SHORT-TERM INVESTMENTS
(Cost $111,898,765) 111,911,580
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 95.5%
(Cost $111,898,765) 111,911,580
OTHER ASSETS IN EXCESS OF
LIABILITIES - 4.5% (f) 5,314,273
NET ASSETS - 100.0% 117,225,853
(a) Represents 7-day effective yield as of March 31, 2021.
(b) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) All or a portion of the security pledged as collateral for swap contracts.
(e) All or a portion of the security pledged as collateral for futures contracts.
(f) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Total return swap contracts outstanding as of March 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn May Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/23/2021 USD 1,862,025 $ 56,345
Cotton No. 2 May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/16/2021 USD (1,334,520) 130,700
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/29/2021 HKD 33,979,200 22,605
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/29/2021 HKD 35,564,750 30,334
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/10/2021 KRW 103,662,500 2,605

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/04/2021 USD 1,671,440 $ 15,426
Soybean May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/23/2021 USD 287,350 12,136
Soybean Oil May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/23/2021 USD 603,288 90,211
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 06/18/2021 CHF 1,529,920 33,321
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/23/2021 USD (1,143,300) 22,505
416,188
Corn May Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/23/2021 USD (84,638) (2,363)
Cotton No. 2 May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/16/2021 USD 3,275,640 (66,475)
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/14/2021 BRL 1,748,235 (8,077)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/23/2021 USD (677,120) (18,277)
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/23/2021 USD 211,600 (3,796)
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/23/2021 USD 338,560 (6,310)
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/23/2021 USD 1,354,240 (24,951)
Soybean Oil May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/23/2021 USD (317,520) (26,378)
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/23/2021 USD 2,132,100 (120,854)
(277,481)
$ 138,707

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 91 4/2021 USD $ 5,709,340 $ (325,830)
CAC 40 10 Euro Index 10 4/2021 EUR 711,360 3,182
Hang Seng Index 17 4/2021 HKD 3,095,998 21,467
HSCEI 29 4/2021 HKD 2,041,053 13,487
IBEX 35 Index 2 4/2021 EUR 201,392 (1,307)
LME Aluminum Base Metal 1 4/2021 USD 54,800 4,691
LME Aluminum Base Metal 1 4/2021 USD 54,856 5,285
LME Aluminum Base Metal 1 4/2021 USD 54,856 4,916
LME Aluminum Base Metal 1 4/2021 USD 54,702 3,861
LME Aluminum Base Metal 3 4/2021 USD 164,147 12,567
LME Aluminum Base Metal 3 4/2021 USD 164,726 14,470
LME Aluminum Base Metal 4 4/2021 USD 219,670 20,921
LME Aluminum Base Metal 4 4/2021 USD 219,088 17,882
LME Aluminum Base Metal 4 4/2021 USD 218,750 15,768
LME Aluminum Base Metal 4 4/2021 USD 219,600 17,905
LME Copper Base Metal 1 4/2021 USD 219,722 15,469
LME Copper Base Metal 1 4/2021 USD 219,708 18,530
LME Copper Base Metal 1 4/2021 USD 219,694 21,154
LME Copper Base Metal 1 4/2021 USD 219,715 19,464
LME Copper Base Metal 1 4/2021 USD 219,850 18,436
LME Copper Base Metal 1 4/2021 USD 219,700 20,348
LME Nickel Base Metal 1 4/2021 USD 96,161 (10,546)
LME Nickel Base Metal 1 4/2021 USD 96,212 (11,199)
LME Nickel Base Metal 1 4/2021 USD 96,153 (9,660)
LME Nickel Base Metal 1 4/2021 USD 96,199 (12,290)
LME Nickel Base Metal 1 4/2021 USD 96,165 (12,438)
LME Zinc Base Metal 1 4/2021 USD 70,181 2,054
LME Zinc Base Metal 1 4/2021 USD 70,140 (1,613)
LME Zinc Base Metal 1 4/2021 USD 70,181 197
LME Zinc Base Metal 1 4/2021 USD 70,200 5,728
LME Zinc Base Metal 2 4/2021 USD 140,263 507
LME Zinc Base Metal 2 4/2021 USD 140,296 (2,110)
LME Zinc Base Metal 3 4/2021 USD 210,610 17,401
LME Zinc Base Metal 3 4/2021 USD 210,619 17,710
MSCI Singapore Index 25 4/2021 SGD 665,236 635
NY Harbor ULSD 62 4/2021 USD 4,608,559 (372,235)
RBOB Gasoline 42 4/2021 USD 3,456,911 (138,281)
SGX FTSE China A50 Index 168 4/2021 USD 2,886,576 (1,248)
SGX FTSE Taiwan Index 12 4/2021 USD 695,280 5,965
SGX NIFTY 50 Index 3 4/2021 USD 88,476 (197)
Sugar No. 11 139 4/2021 USD 2,299,394 (150,964)
WTI Crude Oil 97 4/2021 USD 5,738,520 (411,784)
Coffee 'C' 24 5/2021 USD 1,111,500 (59,185)
Copper 11 5/2021 USD 1,098,763 (27,507)
Corn 14 5/2021 USD 394,975 14,274
Cotton No. 2 4 5/2021 USD 161,760 (15,040)
KC HRW Wheat 22 5/2021 USD 633,325 (60,624)
LME Aluminum Base Metal 1 5/2021 USD 55,022 2,720
LME Aluminum Base Metal 1 5/2021 USD 55,012 1,024
LME Aluminum Base Metal 1 5/2021 USD 55,006 1,003
LME Aluminum Base Metal 1 5/2021 USD 55,017 2,921
LME Aluminum Base Metal 2 5/2021 USD 110,075 2,319
LME Aluminum Base Metal 2 5/2021 USD 109,958 9,414

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Aluminum Base Metal 3 5/2021 USD $ 165,161 $ (596)
LME Aluminum Base Metal 3 5/2021 USD 165,137 (2,122)
LME Aluminum Base Metal 4 5/2021 USD 219,880 22,493
LME Copper Base Metal 1 5/2021 USD 219,750 10,497
LME Copper Base Metal 1 5/2021 USD 219,600 (18,028)
LME Copper Base Metal 1 5/2021 USD 219,730 13,027
LME Copper Base Metal 1 5/2021 USD 219,733 12,855
LME Copper Base Metal 1 5/2021 USD 219,716 22,019
LME Copper Base Metal 1 5/2021 USD 219,613 (7,890)
LME Copper Base Metal 1 5/2021 USD 219,736 14,333
LME Copper Base Metal 1 5/2021 USD 219,725 1,222
LME Nickel Base Metal 1 5/2021 USD 96,294 (21,579)
LME Zinc Base Metal 1 5/2021 USD 70,298 (1,048)
LME Zinc Base Metal 1 5/2021 USD 70,281 (1,472)
LME Zinc Base Metal 1 5/2021 USD 70,306 (1,259)
LME Zinc Base Metal 1 5/2021 USD 70,281 (2,507)
LME Zinc Base Metal 2 5/2021 USD 140,613 (416)
LME Zinc Base Metal 4 5/2021 USD 280,958 23,060
Low Sulphur Gasoil 71 5/2021 USD 3,603,250 (246,024)
Silver 2 5/2021 USD 245,320 (29,575)
Soybean 20 5/2021 USD 1,436,750 32,235
Soybean Oil 2 5/2021 USD 63,504 594
DAX Index 1 6/2021 EUR 440,613 13,094
DJIA CBOT E-Mini Index 2 6/2021 USD 328,980 2,306
EURO STOXX 50 Index 19 6/2021 EUR 861,395 17,824
FTSE 100 Index 21 6/2021 GBP 1,933,755 (9,713)
FTSE/JSE Top 40 Index 3 6/2021 ZAR 124,350 (1,283)
FTSE/MIB Index 2 6/2021 EUR 286,068 4,374
KOSPI 200 Index 5 6/2021 KRW 457,974 3,176
Lean Hogs 30 6/2021 USD 1,263,600 100,803
Live Cattle 28 6/2021 USD 1,376,480 21,366
LME Aluminum Base Metal 1 6/2021 USD 55,231 (522)
LME Aluminum Base Metal 1 6/2021 USD 55,290 (1,645)
LME Aluminum Base Metal 1 6/2021 USD 55,169 1,116
LME Aluminum Base Metal 1 6/2021 USD 55,103 1,200
LME Aluminum Base Metal 1 6/2021 USD 55,300 (1,253)
LME Aluminum Base Metal 1 6/2021 USD 55,186 1,221
LME Aluminum Base Metal 1 6/2021 USD 55,251 (1,798)
LME Aluminum Base Metal 1 6/2021 USD 55,178 800
LME Aluminum Base Metal 2 6/2021 USD 110,322 1,666
LME Aluminum Base Metal 3 6/2021 USD 165,359 (1,148)
LME Aluminum Base Metal 3 6/2021 USD 165,335 2,727
LME Aluminum Base Metal 3 6/2021 USD 165,384 3,750
LME Aluminum Base Metal 55 6/2021 USD 3,037,031 49,717
LME Copper Base Metal 1 6/2021 USD 219,606 (4,043)
LME Copper Base Metal 1 6/2021 USD 219,705 (3,023)
LME Copper Base Metal 6 6/2021 USD 1,318,163 (41,250)
LME Nickel Base Metal 1 6/2021 USD 96,350 (583)
LME Nickel Base Metal 1 6/2021 USD 96,390 (3,453)
LME Nickel Base Metal 1 6/2021 USD 96,368 (505)
LME Nickel Base Metal 2 6/2021 USD 192,693 2,068
LME Nickel Base Metal 2 6/2021 USD 192,666 (4,332)
LME Nickel Base Metal 3 6/2021 USD 289,057 (4,121)
LME Nickel Base Metal 3 6/2021 USD 289,032 (3,043)
LME Nickel Base Metal 16 6/2021 USD 1,541,856 (345,948)
LME Zinc Base Metal 1 6/2021 USD 70,394 3

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Zinc Base Metal 1 6/2021 USD $ 70,417 $ (1,449)
LME Zinc Base Metal 1 6/2021 USD 70,423 1,020
LME Zinc Base Metal 1 6/2021 USD 70,406 (396)
LME Zinc Base Metal 1 6/2021 USD 70,406 541
LME Zinc Base Metal 2 6/2021 USD 140,746 2,853
LME Zinc Base Metal 2 6/2021 USD 140,868 212
LME Zinc Base Metal 2 6/2021 USD 140,863 382
LME Zinc Base Metal 2 6/2021 USD 140,829 3,173
LME Zinc Base Metal 13 6/2021 USD 915,444 (19,637)
MSCI EAFE E-Mini Index 10 6/2021 USD 1,096,000 (3,700)
MSCI Emerging Markets E-Mini Index 31 6/2021 USD 2,049,875 6,768
NASDAQ 100 E-Mini Index 1 6/2021 USD 261,795 1,007
Nikkei 225 Index 2 6/2021 JPY 527,072 10,743
Palladium 3 6/2021 USD 785,970 (3,407)
Russell 2000 E-Mini Index 4 6/2021 USD 444,500 (12,752)
S&P 500 E-Mini Index 3 6/2021 USD 595,110 6,755
S&P Midcap 400 E-Mini Index 2 6/2021 USD 521,060 (7,328)
S&P/TSX 60 Index 7 6/2021 CAD 1,237,797 (2,268)
SPI 200 Index 5 6/2021 AUD 642,389 (4,421)
TOPIX Index 5 6/2021 JPY 882,366 27,480
Cocoa 29 7/2021 GBP 665,657 (10,357)
Cocoa 33 7/2021 USD 787,050 (16,010)
Platinum 1 7/2021 USD 59,575 1,343
3 Month Canadian Bankers Acceptance 92 9/2021 CAD 18,214,968 (2,135)
3 Month Euro Euribor 126 9/2021 EUR 37,139,527 (2,847)
3 Month Eurodollar 73 9/2021 USD 18,215,325 (4,219)
3 Month Sterling 45 9/2021 GBP 7,747,258 (6,793)
ASX 90 Day Bank Accepted Bill 30 9/2021 AUD 22,782,006 (2,904)
3 Month Canadian Bankers Acceptance 35 12/2021 CAD 6,926,822 799
3 Month Euro Euribor 204 12/2021 EUR 60,133,653 (4,689)
3 Month Eurodollar 30 12/2021 USD 7,480,125 (3,785)
3 Month Sterling 57 12/2021 GBP 9,809,756 (14,425)
ASX 90 Day Bank Accepted Bill 18 12/2021 AUD 13,667,856 154
3 Month Euro Euribor 170 3/2022 EUR 50,106,393 (5,269)
3 Month Eurodollar 26 3/2022 USD 6,484,725 (2,186)
3 Month Sterling 47 3/2022 GBP 8,082,672 (16,079)
3 Month Euro Euribor 74 6/2022 EUR 21,809,933 (2,967)
3 Month Eurodollar 30 6/2022 USD 7,478,250 (5,138)
3 Month Sterling 81 6/2022 GBP 13,924,127 (25,138)
3 Month Euro Euribor 139 9/2022 EUR 40,965,270 (8,364)
3 Month Eurodollar 12 9/2022 USD 2,988,900 (4,745)
3 Month Sterling 62 9/2022 GBP 10,651,563 (31,178)
3 Month Euro Euribor 154 12/2022 EUR 45,376,953 (9,469)
3 Month Sterling 33 12/2022 GBP 5,665,400 (17,273)
3 Month Euro Euribor 44 3/2023 EUR 12,960,974 (1,855)
(1,840,969)
Short Contracts
LME Aluminum Base Metal (1) 4/2021 USD (54,856) (5,323)
LME Aluminum Base Metal (1) 4/2021 USD (54,800) (4,581)
LME Aluminum Base Metal (1) 4/2021 USD (54,702) (3,943)
LME Aluminum Base Metal (1) 4/2021 USD (54,856) (4,914)
LME Aluminum Base Metal (3) 4/2021 USD (164,147) (12,310)
LME Aluminum Base Metal (3) 4/2021 USD (164,726) (13,235)
LME Aluminum Base Metal (4) 4/2021 USD (219,670) (22,282)
LME Aluminum Base Metal (4) 4/2021 USD (218,750) (15,638)
LME Aluminum Base Metal (4) 4/2021 USD (219,600) (18,047)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (4) 4/2021 USD $ (219,088) $ (17,697)
LME Copper Base Metal (1) 4/2021 USD (219,700) (20,728)
LME Copper Base Metal (1) 4/2021 USD (219,715) (20,223)
LME Copper Base Metal (1) 4/2021 USD (219,694) (21,325)
LME Copper Base Metal (1) 4/2021 USD (219,722) (16,020)
LME Copper Base Metal (1) 4/2021 USD (219,708) (17,995)
LME Copper Base Metal (1) 4/2021 USD (219,850) (18,303)
LME Nickel Base Metal (1) 4/2021 USD (96,212) 11,005
LME Nickel Base Metal (1) 4/2021 USD (96,153) 9,614
LME Nickel Base Metal (1) 4/2021 USD (96,161) 10,829
LME Nickel Base Metal (1) 4/2021 USD (96,199) 11,798
LME Nickel Base Metal (1) 4/2021 USD (96,165) 11,853
LME Zinc Base Metal (1) 4/2021 USD (70,200) (5,531)
LME Zinc Base Metal (1) 4/2021 USD (70,181) (1,937)
LME Zinc Base Metal (1) 4/2021 USD (70,140) 1,541
LME Zinc Base Metal (1) 4/2021 USD (70,181) (492)
LME Zinc Base Metal (2) 4/2021 USD (140,296) 1,277
LME Zinc Base Metal (2) 4/2021 USD (140,263) 222
LME Zinc Base Metal (3) 4/2021 USD (210,619) (17,916)
LME Zinc Base Metal (3) 4/2021 USD (210,610) (16,153)
Natural Gas (8) 4/2021 USD (208,640) (4,702)
OMXS30 Index (15) 4/2021 SEK (375,668) (4,085)
LME Aluminum Base Metal (1) 5/2021 USD (55,022) (2,744)
LME Aluminum Base Metal (1) 5/2021 USD (55,012) (1,139)
LME Aluminum Base Metal (1) 5/2021 USD (55,006) (1,105)
LME Aluminum Base Metal (1) 5/2021 USD (55,017) (2,780)
LME Aluminum Base Metal (2) 5/2021 USD (110,075) (2,827)
LME Aluminum Base Metal (2) 5/2021 USD (109,958) (9,477)
LME Aluminum Base Metal (3) 5/2021 USD (165,161) (379)
LME Aluminum Base Metal (3) 5/2021 USD (165,137) 1,961
LME Aluminum Base Metal (4) 5/2021 USD (219,880) (22,221)
LME Copper Base Metal (1) 5/2021 USD (219,733) (12,795)
LME Copper Base Metal (1) 5/2021 USD (219,600) 17,722
LME Copper Base Metal (1) 5/2021 USD (219,750) (10,028)
LME Copper Base Metal (1) 5/2021 USD (219,613) 8,359
LME Copper Base Metal (1) 5/2021 USD (219,730) (13,117)
LME Copper Base Metal (1) 5/2021 USD (219,716) (22,022)
LME Copper Base Metal (1) 5/2021 USD (219,736) (13,566)
LME Copper Base Metal (1) 5/2021 USD (219,725) (1,232)
LME Nickel Base Metal (1) 5/2021 USD (96,294) 20,352
LME Zinc Base Metal (1) 5/2021 USD (70,306) 1,382
LME Zinc Base Metal (1) 5/2021 USD (70,281) 1,966
LME Zinc Base Metal (1) 5/2021 USD (70,281) 2,316
LME Zinc Base Metal (1) 5/2021 USD (70,298) 1,099
LME Zinc Base Metal (2) 5/2021 USD (140,613) 807
LME Zinc Base Metal (4) 5/2021 USD (280,958) (21,944)
100 oz Gold (13) 6/2021 USD (2,230,280) 4,523
Australia 10 Year Bond (143) 6/2021 AUD (15,001,381) 84,381
Australia 3 Year Bond (23) 6/2021 AUD (2,044,707) (1,357)
Canada 10 Year Bond (58) 6/2021 CAD (6,404,599) 33,459
Euro-Bobl (105) 6/2021 EUR (16,632,873) (14,861)
Euro-BTP (7) 6/2021 EUR (1,225,671) (7,523)
Euro-Bund (79) 6/2021 EUR (15,867,945) 28,761
Euro-Buxl (66) 6/2021 EUR (15,947,125) 261,958
Euro-OAT (71) 6/2021 EUR (13,484,232) 8,295
Euro-Schatz (244) 6/2021 EUR (32,076,160) (4,810)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
Japan 10 Year Bond (38) 6/2021 JPY $ (51,876,993) $ (98,588)
LME Aluminum Base Metal (1) 6/2021 USD (55,169) (1,316)
LME Aluminum Base Metal (1) 6/2021 USD (55,290) 1,725
LME Aluminum Base Metal (1) 6/2021 USD (55,186) (1,224)
LME Aluminum Base Metal (1) 6/2021 USD (55,103) (1,036)
LME Aluminum Base Metal (1) 6/2021 USD (55,178) (677)
LME Aluminum Base Metal (1) 6/2021 USD (55,300) 1,042
LME Aluminum Base Metal (1) 6/2021 USD (55,251) 1,756
LME Aluminum Base Metal (1) 6/2021 USD (55,231) 469
LME Aluminum Base Metal (2) 6/2021 USD (110,322) (1,874)
LME Aluminum Base Metal (3) 6/2021 USD (165,359) 624
LME Aluminum Base Metal (3) 6/2021 USD (165,335) (5,593)
LME Aluminum Base Metal (3) 6/2021 USD (165,384) (3,257)
LME Aluminum Base Metal (26) 6/2021 USD (1,435,688) (4,844)
LME Copper Base Metal (1) 6/2021 USD (219,705) 4,043
LME Copper Base Metal (1) 6/2021 USD (219,606) 5,066
LME Copper Base Metal (3) 6/2021 USD (659,081) 23,980
LME Nickel Base Metal (1) 6/2021 USD (96,350) 568
LME Nickel Base Metal (1) 6/2021 USD (96,368) 158
LME Nickel Base Metal (1) 6/2021 USD (96,390) 3,207
LME Nickel Base Metal (2) 6/2021 USD (192,666) 4,267
LME Nickel Base Metal (2) 6/2021 USD (192,693) (1,123)
LME Nickel Base Metal (3) 6/2021 USD (289,057) 4,122
LME Nickel Base Metal (3) 6/2021 USD (289,032) 2,748
LME Nickel Base Metal (15) 6/2021 USD (1,445,490) 35,118
LME Zinc Base Metal (1) 6/2021 USD (70,417) 1,188
LME Zinc Base Metal (1) 6/2021 USD (70,394) (54)
LME Zinc Base Metal (1) 6/2021 USD (70,406) 208
LME Zinc Base Metal (1) 6/2021 USD (70,406) (927)
LME Zinc Base Metal (1) 6/2021 USD (70,423) (1,077)
LME Zinc Base Metal (2) 6/2021 USD (140,868) (205)
LME Zinc Base Metal (2) 6/2021 USD (140,746) (3,192)
LME Zinc Base Metal (2) 6/2021 USD (140,829) (2,715)
LME Zinc Base Metal (2) 6/2021 USD (140,863) (284)
LME Zinc Base Metal (13) 6/2021 USD (915,444) (6,514)
Long Gilt (109) 6/2021 GBP (19,172,618) 105,244
U.S. Treasury 10 Year Note (114) 6/2021 USD (14,926,875) 153,798
U.S. Treasury 2 Year Note (41) 6/2021 USD (9,049,789) 1,399
U.S. Treasury 5 Year Note (98) 6/2021 USD (12,093,047) 72,604
U.S. Treasury Long Bond (144) 6/2021 USD (22,261,500) 661,879
U.S. Treasury Ultra Bond (77) 6/2021 USD (13,953,844) 571,556
Coffee 'C' (4) 7/2021 USD (188,100) (1,359)
3 Month Euroswiss (11) 9/2021 CHF (2,930,831) (645)
3 Month Euroswiss (12) 12/2021 CHF (3,197,270) (651)
3 Month Euroswiss (10) 3/2022 CHF (2,663,863) (599)
3 Month Eurodollar (2) 12/2022 USD (497,500) 55
3 Month Eurodollar (6) 3/2023 USD (1,490,925) 375
1,605,618
$ (235,351)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
Forward foreign currency contracts outstanding as of March 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 68,250 USD 11,813 CITI
**
6/16/2021 $ 251
BRL 68,250 USD 11,813 JPMC
**
6/16/2021 251
CAD 4,276,878 USD 3,387,075 CITI 6/16/2021 16,506
CAD 4,276,872 USD 3,387,075 JPMC 6/16/2021 16,500
CLP 334,809,368 USD 461,830 CITI
**
6/16/2021 3,112
CLP 334,809,367 USD 461,831 JPMC
**
6/16/2021 3,112
COP 81,149,000 USD 21,986 CITI
**
6/16/2021 130
COP 81,149,000 USD 21,986 JPMC
**
6/16/2021 130
GBP 11,500 USD 15,827 CITI 6/16/2021 31
GBP 11,500 USD 15,827 JPMC 6/16/2021 31
HUF 255,863,500 USD 826,291 CITI 6/16/2021 1,330
HUF 255,863,500 USD 826,292 JPMC 6/16/2021 1,329
INR 112,372,697 USD 1,509,349 CITI
**
6/16/2021 8,489
INR 112,372,693 USD 1,509,351 JPMC
**
6/16/2021 8,487
KRW 3,100,952,000 USD 2,737,254 CITI
**
6/16/2021 12,603
KRW 3,100,952,000 USD 2,737,258 JPMC
**
6/16/2021 12,598
MXN 20,936,504 USD 1,000,784 CITI 6/16/2021 15,326
MXN 20,936,504 USD 1,000,785 JPMC 6/16/2021 15,324
NOK 2,066,500 USD 241,472 CITI 6/16/2021 125
NOK 2,066,500 USD 241,473 JPMC 6/16/2021 124
PHP 42,767,251 USD 871,897 CITI
**
6/16/2021 3,269
PHP 42,767,250 USD 871,899 JPMC
**
6/16/2021 3,267
TWD 5,580,500 USD 196,840 CITI
**
6/16/2021 700
TWD 5,580,500 USD 196,840 JPMC
**
6/16/2021 700
USD 12,253,178 AUD 15,942,500 CITI 6/16/2021 140,194
USD 12,253,162 AUD 15,942,500 JPMC 6/16/2021 140,179
USD 1,024,539 BRL 5,656,000 CITI
**
6/16/2021 24,826
USD 1,024,537 BRL 5,656,000 JPMC
**
6/16/2021 24,826
USD 12,904,751 CHF 11,834,500 CITI 6/16/2021 358,288
USD 12,904,669 CHF 11,834,500 JPMC 6/16/2021 358,206
USD 139,387 CLP 100,141,000 CITI
**
6/16/2021 323
USD 139,387 CLP 100,141,000 JPMC
**
6/16/2021 323
USD 76,141 COP 277,591,000 CITI
**
6/16/2021 484
USD 76,141 COP 277,591,000 JPMC
**
6/16/2021 484
USD 8,958,145 EUR 7,459,003 CITI 6/16/2021 197,367
USD 8,958,131 EUR 7,459,000 JPMC 6/16/2021 197,356
USD 789,944 GBP 570,000 CITI 6/16/2021 3,966
USD 789,943 GBP 570,000 JPMC 6/16/2021 3,964
USD 3,594,308 HUF 1,082,379,516 CITI 6/16/2021 93,223
USD 3,594,303 HUF 1,082,379,516 JPMC 6/16/2021 93,218
USD 1,440,693 IDR 20,931,957,501 CITI
**
6/16/2021 18,409
USD 1,440,675 IDR 20,931,957,499 JPMC
**
6/16/2021 18,391
USD 1,222,595 ILS 4,034,500 CITI 6/16/2021 14,567
USD 1,222,594 ILS 4,034,500 JPMC 6/16/2021 14,565
USD 15,488,556 JPY 1,651,997,576 CITI 6/16/2021 558,477
USD 15,488,536 JPY 1,651,997,572 JPMC 6/16/2021 558,458
USD 3,990,150 KRW 4,455,902,000 CITI
**
6/16/2021 38,754
USD 3,990,145 KRW 4,455,902,000 JPMC
**
6/16/2021 38,750
USD 8,699,454 NZD 12,109,500 CITI 6/16/2021 243,680
USD 8,699,443 NZD 12,109,500 JPMC 6/16/2021 243,670
USD 695,267 PHP 33,834,001 CITI
**
6/16/2021 2,906
USD 695,266 PHP 33,833,999 JPMC
**
6/16/2021 2,904
USD 6,653,115 PLN 25,410,000 CITI 6/16/2021 220,982
USD 6,653,107 PLN 25,410,000 JPMC 6/16/2021 220,974
USD 15,558,684 SEK 132,217,000 CITI 6/16/2021 409,256

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 15,558,665 SEK 132,217,000 JPMC 6/16/2021 $ 409,236
USD 4,259,381 SGD 5,712,000 CITI 6/16/2021 14,624
USD 4,259,376 SGD 5,712,000 JPMC 6/16/2021 14,618
USD 2,867,009 TWD 80,340,500 CITI
**
6/16/2021 23,089
USD 2,867,005 TWD 80,340,500 JPMC
**
6/16/2021 23,086
USD 816,656 ZAR 12,070,000 CITI 6/17/2021 6,936
USD 816,655 ZAR 12,070,000 JPMC 6/17/2021 6,935
ZAR 86,875,878 USD 5,754,695 CITI 6/17/2021 73,401
ZAR 86,875,874 USD 5,754,702 JPMC 6/17/2021 73,394
Total unrealized appreciation 5,011,014
AUD 26,231,503 USD 20,548,022 CITI 6/16/2021 (617,536)
AUD 26,231,497 USD 20,548,043 JPMC 6/16/2021 (617,562)
BRL 204,750 USD 37,295 CITI
**
6/16/2021 (1,105)
BRL 204,750 USD 37,295 JPMC
**
6/16/2021 (1,105)
CAD 2,743,126 USD 2,197,435 CITI 6/16/2021 (14,430)
CAD 2,743,124 USD 2,197,437 JPMC 6/16/2021 (14,431)
CLP 910,583,601 USD 1,289,482 CITI
**
6/16/2021 (24,973)
CLP 910,583,600 USD 1,289,483 JPMC
**
6/16/2021 (24,975)
COP 680,202,999 USD 188,597 CITI
**
6/16/2021 (3,209)
COP 680,202,993 USD 188,597 JPMC
**
6/16/2021 (3,209)
EUR 5,416,500 USD 6,465,965 CITI 6/16/2021 (104,156)
EUR 5,416,500 USD 6,465,973 JPMC 6/16/2021 (104,164)
GBP 2,103,002 USD 2,938,583 CITI 6/16/2021 (38,733)
GBP 2,102,996 USD 2,938,579 JPMC 6/16/2021 (38,737)
HUF 112,450,000 USD 364,083 CITI 6/16/2021 (350)
HUF 112,450,000 USD 364,083 JPMC 6/16/2021 (350)
IDR 11,185,336,157 USD 776,231 CITI
**
6/16/2021 (16,210)
IDR 11,185,336,155 USD 776,232 JPMC
**
6/16/2021 (16,211)
ILS 4,567,500 USD 1,392,692 CITI 6/16/2021 (25,071)
ILS 4,567,500 USD 1,392,694 JPMC 6/16/2021 (25,073)
INR 312,864,322 USD 4,248,855 CITI
**
6/16/2021 (22,941)
INR 312,864,320 USD 4,248,860 JPMC
**
6/16/2021 (22,947)
JPY 244,974,500 USD 2,255,966 CITI 6/16/2021 (41,987)
JPY 244,974,500 USD 2,255,969 JPMC 6/16/2021 (41,990)
KRW 9,788,937,377 USD 8,781,883 CITI
**
6/16/2021 (101,269)
KRW 9,788,937,376 USD 8,781,894 JPMC
**
6/16/2021 (101,279)
MXN 2,721,000 USD 132,467 CITI 6/16/2021 (410)
MXN 2,721,000 USD 132,468 JPMC 6/16/2021 (410)
NOK 12,644,000 USD 1,495,316 CITI 6/16/2021 (17,089)
NOK 12,644,000 USD 1,495,318 JPMC 6/16/2021 (17,090)
NZD 6,888,500 USD 5,000,922 CITI 6/16/2021 (190,847)
NZD 6,888,500 USD 5,000,928 JPMC 6/16/2021 (190,854)
PHP 21,636,250 USD 444,783 CITI
**
6/16/2021 (2,029)
PHP 21,636,249 USD 444,785 JPMC
**
6/16/2021 (2,031)
PLN 394,501 USD 105,748 CITI 6/16/2021 (5,886)
PLN 394,500 USD 105,748 JPMC 6/16/2021 (5,886)
SEK 154,832,500 USD 18,575,323 CITI 6/16/2021 (834,609)
SEK 154,832,500 USD 18,575,346 JPMC 6/16/2021 (834,632)
SGD 10,388,500 USD 7,827,553 CITI 6/16/2021 (107,549)
SGD 10,388,500 USD 7,827,562 JPMC 6/16/2021 (107,559)
TWD 146,988,503 USD 5,346,875 CITI
**
6/16/2021 (143,726)
TWD 146,988,497 USD 5,346,881 JPMC
**
6/16/2021 (143,733)
USD 1,150,446 AUD 1,515,000 CITI 6/16/2021 (639)
USD 1,150,444 AUD 1,515,000 JPMC 6/16/2021 (641)
USD 735,091 BRL 4,213,500 CITI
**
6/16/2021 (9,654)
USD 735,090 BRL 4,213,500 JPMC
**
6/16/2021 (9,657)
USD 278,259 CAD 350,500 CITI 6/16/2021 (672)
USD 278,259 CAD 350,500 JPMC 6/16/2021 (672)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
AQR MANAGED FUTURES STRATEGY HV FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 758,756 CLP 553,654,000 CITI
**
6/16/2021 $ (10,091)
USD 758,755 CLP 553,654,000 JPMC
**
6/16/2021 (10,092)
USD 149,079 COP 548,936,503 CITI
**
6/16/2021 (531)
USD 149,079 COP 548,936,497 JPMC
**
6/16/2021 (532)
USD 439,463 GBP 320,500 CITI 6/16/2021 (2,478)
USD 439,463 GBP 320,500 JPMC 6/16/2021 (2,478)
USD 340,075 HUF 105,369,000 CITI 6/16/2021 (754)
USD 340,075 HUF 105,369,000 JPMC 6/16/2021 (754)
USD 1,879,073 INR 139,829,000 CITI
**
6/16/2021 (9,622)
USD 1,879,071 INR 139,829,000 JPMC
**
6/16/2021 (9,625)
USD 3,535,275 KRW 4,015,091,000 CITI
**
6/16/2021 (25,219)
USD 3,535,271 KRW 4,015,091,000 JPMC
**
6/16/2021 (25,224)
USD 794,433 MXN 16,661,000 CITI 6/16/2021 (14,173)
USD 794,432 MXN 16,661,000 JPMC 6/16/2021 (14,174)
USD 5,503,521 NZD 7,888,000 CITI 6/16/2021 (4,479)
USD 5,503,514 NZD 7,888,000 JPMC 6/16/2021 (4,487)
USD 663,125 PHP 32,538,000 CITI
**
6/16/2021 (2,716)
USD 663,122 PHP 32,538,000 JPMC
**
6/16/2021 (2,718)
USD 311,795 PLN 1,232,000 CITI 6/16/2021 (66)
USD 311,794 PLN 1,232,000 JPMC 6/16/2021 (67)
USD 2,670,669 SGD 3,602,500 CITI 6/16/2021 (6,456)
USD 2,670,666 SGD 3,602,500 JPMC 6/16/2021 (6,458)
USD 546,267 TWD 15,456,000 CITI
**
6/16/2021 (849)
USD 546,267 TWD 15,456,000 JPMC
**
6/16/2021 (851)
USD 3,463,013 ZAR 52,499,001 CITI 6/17/2021 (58,899)
USD 3,463,009 ZAR 52,498,999 JPMC 6/17/2021 (58,904)
ZAR 21,082,624 USD 1,428,536 CITI 6/17/2021 (14,201)
ZAR 21,082,624 USD 1,428,538 JPMC 6/17/2021 (14,203)
Total unrealized depreciation (4,951,379)
Net unrealized appreciation $ 59,635
** Non-deliverable forward.

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 128.7%
COMMON STOCKS - 55.6%
Argentina - 0.0% (a)
MercadoLibre , Inc. * 10 14,721
Australia - 1.5%
Aurizon Holdings Ltd. (2) 71,358 212,056
BHP Group Ltd. (2) 2,222 77,080
BlueScope Steel Ltd. (2) 14,232 210,018
carsales.com Ltd. (2) 1,365 18,563
Evolution Mining Ltd. (2) 6,926 21,577
Fortescue Metals Group Ltd. (2) 19,102 291,125
Harvey Norman Holdings Ltd. (2) 25,067 109,557
Iluka Resources Ltd. (2) 2,021 11,132
JB Hi-Fi Ltd. (2) 6,145 242,528
Mineral Resources Ltd. (2) 1,313 38,115
Newcrest Mining Ltd. (2) 7,950 150,191
Origin Energy Ltd. (2) 9,811 35,150
Rio Tinto plc (2) 3,487 266,016
Sonic Healthcare Ltd. (2) 442 11,820
South32 Ltd. (2) 57,143 122,637
Suncorp Group Ltd. (2) 1,062 8,001
WiseTech Global Ltd. (2) 1,778 39,564
Worley Ltd. (2) 15,564 124,671
1,989,801
—
Austria - 0.0% (a)
ams AG (2)* 912 18,159
Belgium - 0.2%
Ageas SA/NV (2) 466 28,140
Etablissements Franz Colruyt NV
(2) 858 51,152
Proximus SADP (2) 6,952 151,261
Telenet Group Holding NV (2) 1,291 52,331
282,884
—
Brazil - 0.3%
Yara International ASA (2) 7,728 402,587
Canada - 2.6%
Agnico Eagle Mines Ltd. 1,272 73,535
Atco Ltd., Class I 390 12,947
Bank of Nova Scotia (The) 239 14,952
Barrick Gold Corp. 12,784 253,605
CAE, Inc. * 475 13,535
Canadian National Railway Co. 112 12,998
Canadian Tire Corp. Ltd., Class A 2,161 306,653
CGI, Inc. * 1,772 147,603
CI Financial Corp. 11,132 160,775
Constellation Software, Inc. 46 64,241
Imperial Oil Ltd. 3,855 93,376
Kinross Gold Corp. 67,941 452,507
Magna International, Inc. 182 16,029
Manulife Financial Corp. 17,290 371,886
Onex Corp. 5,862 364,585
Open Text Corp. 1,389 66,228
Parkland Corp. 465 13,972
Ritchie Bros Auctioneers, Inc. 2,090 122,370
Shaw Communications, Inc., Class
B 964 25,068
Shopify, Inc., Class A * 114 125,859
INVESTMENTS SHARES VALUE ($)
Canada - 2.6% (continued)
Suncor Energy, Inc. 7,370 154,062
TC Energy Corp. 3,242 148,621
Teck Resources Ltd., Class B 3,097 59,318
Thomson Reuters Corp. 602 52,737
Toromont Industries Ltd. 793 60,698
Toronto-Dominion Bank (The) 230 15,000
WSP Global, Inc. 116 11,036
Yamana Gold, Inc. 40,784 177,195
3,391,391
—
Denmark - 0.4%
AP Moller - Maersk A/S, Class B (2) 52 120,719
Genmab A/S (2)* 24 7,893
Pandora A/S (2)(b) 3,622 387,371
515,983
—
Finland - 0.4%
Huhtamaki OYJ (2) 1,629 73,713
Kone OYJ, Class B (2) 128 10,462
Nokian Renkaat OYJ (2) 2,943 106,602
Orion OYJ, Class B (2) 2,783 111,506
UPM- Kymmene OYJ (2) 565 20,305
Valmet OYJ (2) 2,611 95,068
Wartsila OYJ Abp (2) 4,542 47,613
465,269
—
France - 1.7%
Atos SE (2) 3,477 271,084
BNP Paribas SA (2)* 836 50,937
Bouygues SA (2) 1,573 63,006
Carrefour SA (2) 12,822 232,150
Cie de Saint-Gobain (2) 5,087 300,395
Cie Generale des Etablissements
Michelin SCA (2) 915 137,040
CNP Assurances (2) 3,184 60,391
Eiffage SA (2)* 152 15,198
Electricite de France SA (2)* 2,728 36,594
Eutelsat Communications SA (2) 8,091 98,429
Faurecia SE (2) 175 9,341
Ipsen SA (2) 1,024 87,782
La Francaise des Jeux SAEM (2)(c) 767 34,854
Orange SA (2) 9,976 122,764
Publicis Groupe SA (2) 1,899 115,805
Rexel SA (2) 8,127 160,867
Rubis SCA (2) 1,108 52,436
Sanofi (2) 1,503 148,623
SEB SA (2) 478 84,209
Societe BIC SA (2) 1,635 95,705
Sodexo SA (2)* 322 30,850
2,208,460
—
Germany - 1.8%
Aurubis AG (2) 3,234 268,023
Bayer AG (Registered) (2)(b) 1,248 79,089
Bayerische Motoren Werke AG (2) 4,131 428,701
Brenntag SE (2) 1,063 90,811
Covestro AG (2)(c) 379 25,499
Deutsche Post AG (Registered) (2) 2,367 129,856
Fresenius Medical Care AG & Co.
KGaA (2) 2,102 154,836

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Germany - 1.8% (continued)
GEA Group AG (2) 1,640 67,266
HeidelbergCement AG (2) 860 78,138
HelloFresh SE (2)* 801 59,681
HOCHTIEF AG (2) 728 65,176
HUGO BOSS AG (2) 1,210 47,546
Knorr- Bremse AG (2) 135 16,847
LANXESS AG (2) 337 24,872
METRO AG (2) 8,552 90,315
ProSiebenSat.1 Media SE (2)* 3,498 71,436
Rheinmetall AG (2) 609 61,767
SAP SE (2) 523 64,149
Uniper SE (2) 1,504 54,480
Volkswagen AG (Preference) (2) 1,669 467,189
2,345,677
—
Hong Kong - 0.4%
CK Asset Holdings Ltd. (2) 1,000 6,088
Hong Kong Exchanges & Clearing
Ltd. (2) 800 47,461
Kerry Properties Ltd. (2) 6,000 19,404
Swire Pacific Ltd., Class A (2) 7,500 56,497
WH Group Ltd. (2)(c) 418,000 339,596
469,046
—
Italy - 0.7%
Banca Generali SpA (2) 406 14,287
Banco BPM SpA (2)* 82,810 236,214
Buzzi Unicem SpA (2) 6,897 179,150
DiaSorin SpA (2) 135 21,660
Poste Italiane SpA (2)(c) 2,761 35,064
Prysmian SpA (2) 445 14,449
Telecom Italia SpA (2) 414,509 224,242
Unipol Gruppo SpA (2) 36,987 206,022
931,088
—
Japan - 3.6%
Aisin Corp. (2) 600 22,852
Alfresa Holdings Corp. (2) 800 15,445
Alps Alpine Co. Ltd. (2) 2,800 37,135
Anritsu Corp. (2) 4,100 89,740
Brother Industries Ltd. (2) 3,500 77,736
COMSYS Holdings Corp. (2) 400 12,338
DeNA Co. Ltd. (2) 2,600 50,858
Disco Corp. (2) 300 94,801
Electric Power Development Co.
Ltd. (2) 400 7,000
ENEOS Holdings, Inc. (2) 29,300 132,930
Fujitsu Ltd. (2) 400 58,205
Haseko Corp. (2) 2,200 30,772
Hirose Electric Co. Ltd. (2) 200 30,831
Hitachi Transport System Ltd. (2) 1,300 43,766
Honda Motor Co. Ltd. (2) 6,800 204,990
Hoya Corp. (2) 200 23,539
Iida Group Holdings Co. Ltd. (2) 2,500 60,577
JGC Holdings Corp. (2) 700 8,605
Kajima Corp. (2) 12,800 182,059
Kamigumi Co. Ltd. (2) 8,700 165,047
Kinden Corp. (2) 2,700 46,039
K's Holdings Corp. (2) 6,000 82,595
Kyocera Corp. (2) 200 12,726
INVESTMENTS SHARES VALUE ($)
Japan - 3.6% (continued)
Mabuchi Motor Co. Ltd. (2) 2,200 96,992
Marubeni Corp. (2) 8,400 70,157
McDonald's Holdings Co. Japan
Ltd. (2) 1,900 87,578
Mebuki Financial Group, Inc. (2) 61,500 145,118
Medipal Holdings Corp. (2) 300 5,766
Mitsubishi Gas Chemical Co., Inc.
(2) 3,100 76,253
Mitsui Chemicals, Inc. (2) 1,000 31,648
Mitsui OSK Lines Ltd. (2) 1,300 45,744
NEC Networks & System
Integration Corp. (2) 1,800 31,755
NGK Spark Plug Co. Ltd. (2) 4,500 77,961
Nintendo Co. Ltd. (2) 700 394,544
Nippo Corp. (2) 1,200 32,784
Nitto Denko Corp. (2) 600 51,432
Nomura Holdings, Inc. (2) 3,500 18,545
NS Solutions Corp. (2) 800 25,431
Obayashi Corp. (2) 25,900 237,736
Ono Pharmaceutical Co. Ltd. (2) 1,000 26,152
Renesas Electronics Corp. (2)* 1,000 10,949
Resona Holdings, Inc. (2) 28,100 118,034
Ricoh Co. Ltd. (2) 600 6,116
Rohm Co. Ltd. (2) 200 19,615
Rohto Pharmaceutical Co. Ltd. (2) 1,800 48,132
Sankyu, Inc. (2) 1,700 74,799
SCREEN Holdings Co. Ltd. (2) 1,700 150,509
Seino Holdings Co. Ltd. (2) 900 12,558
Sekisui House Ltd. (2) 600 12,906
Shimamura Co. Ltd. (2) 100 11,556
Shimizu Corp. (2) 15,000 121,457
Shinsei Bank Ltd. (2) 3,500 56,564
Sojitz Corp. (2) 54,400 153,707
Sony Group Corp. (2) 1,400 148,167
Subaru Corp. (2) 7,900 157,894
SUMCO Corp. (2) 1,800 41,251
Sumitomo Rubber Industries Ltd.
(2) 1,900 22,493
Suzuken Co. Ltd. (2) 700 27,387
Taiheiyo Cement Corp. (2) 7,100 187,081
Taisei Corp. (2) 4,900 189,048
Teijin Ltd. (2) 2,100 36,232
Tosoh Corp. (2) 500 9,576
Toyota Boshoku Corp. (2) 2,500 41,458
Yamada Holdings Co. Ltd. (2) 7,100 38,370
Yokohama Rubber Co. Ltd. (The)
(2) 4,400 79,042
4,721,083
—
Luxembourg - 0.0% (a)
SES SA, FDR (2) 5,436 43,124
Netherlands - 1.1%
ASM International NV (2) 197 57,119
ASML Holding NV (2) 249 152,779
ASR Nederland NV (2) 1,207 53,947
ING Groep NV (2) 5,135 62,719
Koninklijke Ahold Delhaize NV (2) 15,966 445,337
NXP Semiconductors NV 1,436 289,124
Randstad NV (2) 128 8,985

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
Netherlands - 1.1% (continued)
Royal Dutch Shell plc, Class B (2) 2,989 55,020
Signify NV (2)*(c) 5,773 296,924
1,421,954
—
Norway - 0.0% (a)
Norsk Hydro ASA (2) 3,630 23,316
Orkla ASA (2) 635 6,227
29,543
—
Panama - 0.0% (a)
Copa Holdings SA, Class A * 327 26,418
Russia - 0.2%
Evraz plc (2) 30,027 239,129
Singapore - 0.2%
City Developments Ltd. (2) 13,400 79,698
Genting Singapore Ltd. (2) 169,400 116,064
Venture Corp. Ltd. (2) 900 13,439
209,201
—
South Africa - 0.0% (a)
Anglo American plc (2) 529 20,720
Spain - 0.5%
Banco Bilbao Vizcaya Argentaria
SA (2) 24,880 129,654
CaixaBank SA (2) 10,255 31,840
Enagas SA (2) 6,935 150,981
Endesa SA (2) 4,121 109,216
Mapfre SA (2) 55,046 114,690
Repsol SA (2) 11,278 139,982
676,363
—
Sweden - 1.1%
Autoliv , Inc. * 1,437 133,354
Boliden AB (2) 811 30,091
Electrolux AB, Series B (2) 13,174 366,252
Evolution Gaming Group AB (2)(c) 38 5,596
Getinge AB, Class B (2) 13,701 380,515
Husqvarna AB, Class B (2) 12,288 177,152
Securitas AB, Class B (2) 1,783 30,325
Skanska AB, Class B (2) 652 16,352
Svenska Handelsbanken AB, Class
A (2) 11,364 123,540
Swedish Orphan Biovitrum AB (2)* 6,409 102,492
Telefonaktiebolaget LM Ericsson,
Class B (2) 1,636 21,686
Trelleborg AB, Class B (2)* 762 19,380
1,406,735
—
Switzerland - 1.1%
Adecco Group AG (Registered) (2) 1,480 99,829
BKW AG (2) 446 48,555
Credit Suisse Group AG
(Registered) (2) 20,524 217,131
DKSH Holding AG (2) 839 64,422
dormakaba Holding AG (2) 20 13,661
Galenica AG (2)(c) 1,397 87,104
LafargeHolcim Ltd. (Registered)
(2)* 5,682 334,129
INVESTMENTS SHARES VALUE ($)
Switzerland - 1.1% (continued)
Logitech International SA
(Registered) (2) 546 57,261
Novartis AG (Registered) (2) 694 59,324
OC Oerlikon Corp. AG (Registered)
(2) 1,201 13,900
Roche Holding AG (2)(b) 872 282,479
STMicroelectronics NV (2) 843 32,207
Swatch Group AG (The) (2) 154 44,343
Swiss Life Holding AG (Registered)
(2) 108 53,075
UBS Group AG (Registered) (2) 3,510 54,305
1,461,725
—
United Kingdom - 3.7%
Aggreko plc (2) 8,216 99,266
ASOS plc (2)* 2,536 193,445
Aviva plc (2) 98,150 553,242
BAE Systems plc (2) 39,352 274,050
Barclays plc (2) 15,730 40,283
boohoo Group plc (2)* 16,983 79,521
BP plc (2) 15,225 61,843
BT Group plc (2)* 38,480 82,090
Bunzl plc (2) 2,009 64,303
CK Hutchison Holdings Ltd. (2) 78,000 623,167
DCC plc (2) 2,233 193,690
Dialog Semiconductor plc (2)* 2,298 173,258
Dunelm Group plc (2) 2,007 35,948
Entain plc (2)* 15,174 317,329
GlaxoSmithKline plc (2) 1,813 32,095
IMI plc (2) 973 17,887
Inchcape plc (2)* 12,432 128,982
JD Sports Fashion plc (2)* 3,445 39,162
Kingfisher plc (2)* 59,342 260,098
M&G plc (2) 77,751 222,187
Man Group plc (2) 30,187 66,989
Marks & Spencer Group plc (2)* 45,945 95,500
Mondi plc (2) 301 7,673
Moneysupermarket.com Group plc
(2) 29,007 106,645
Royal Mail plc (2)* 73,402 510,861
Sage Group plc (The) (2) 15,194 128,362
Tate & Lyle plc (2) 27,463 289,729
Vodafone Group plc (2) 72,216 131,691
4,829,296
—
United States - 34.1%
3M Co. (b) 1,297 249,906
A O Smith Corp. 1,222 82,619
Abbott Laboratories 2,370 284,021
AbbVie, Inc. (b) 3,257 352,473
ACI Worldwide, Inc. * 1,372 52,205
Activision Blizzard, Inc. (b) 1,496 139,128
Acuity Brands, Inc. 534 88,110
Adobe, Inc. *(b) 535 254,323
Adtalem Global Education, Inc. * 373 14,748
Advanced Micro Devices, Inc. * 372 29,202
AGCO Corp. (b) 1,572 225,818
Alaska Air Group, Inc. * 913 63,189
Alexion Pharmaceuticals, Inc. *(b) 126 19,267
Allegion plc 371 46,605

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 34.1% (continued)
Alliance Data Systems Corp. 889 99,648
Allison Transmission Holdings, Inc.
(b) 4,512 184,225
Allstate Corp. (The) (b) 2,317 266,223
Ally Financial, Inc. 314 14,196
Alphabet, Inc., Class A *(b) 229 472,317
Alphabet, Inc., Class C *(b) 316 653,687
Amazon.com, Inc. *(b) 537 1,661,520
Amdocs Ltd. (b) 2,111 148,087
American Financial Group, Inc. 112 12,779
American Tower Corp., REIT (b) 324 77,455
AmerisourceBergen Corp. (b) 1,724 203,553
Amgen, Inc. 170 42,298
Amphenol Corp., Class A 540 35,624
Anthem, Inc. 284 101,942
Apple, Inc. (b) 18,830 2,300,084
Applied Materials, Inc. (b) 1,439 192,250
Arrow Electronics, Inc. *(b) 2,589 286,913
Ashland Global Holdings, Inc. 121 10,741
Associated Banc-Corp. (b) 12,934 276,012
AT&T, Inc. 11,048 334,423
Autodesk, Inc. *(b) 780 216,177
Automatic Data Processing, Inc. 42 7,916
AutoNation, Inc. *(b) 1,579 147,194
AutoZone, Inc. * 80 112,344
Avnet, Inc. (b) 4,289 178,036
Bank of America Corp. 4,578 177,123
Bank of New York Mellon Corp.
(The) (b) 4,978 235,410
Bausch Health Cos., Inc. * 657 20,844
Baxter International, Inc. (b) 963 81,219
Becton Dickinson and Co. (b) 1,395 339,194
Berkshire Hathaway, Inc., Class B
*(b) 1,566 400,066
Berry Global Group, Inc. * 1,188 72,943
Best Buy Co., Inc. (b) 3,025 347,300
Biogen, Inc. * 1,018 284,786
Bio-Rad Laboratories, Inc., Class
A * 16 9,139
BOK Financial Corp. 1,100 98,252
Booking Holdings, Inc. * 34 79,215
BorgWarner, Inc. 654 30,319
Boston Scientific Corp. *(b) 5,557 214,778
Boyd Gaming Corp. * 1,891 111,493
Bristol-Myers Squibb Co. 4,068 256,813
Broadcom, Inc. (b) 643 298,133
BWX Technologies, Inc. 394 25,980
Cabot Corp. (b) 2,006 105,195
CACI International, Inc., Class A
*(b) 1,036 255,540
Cadence Design Systems, Inc. * 58 7,945
Capital One Financial Corp. 525 66,796
Cardinal Health, Inc. (b) 6,042 367,052
Carrier Global Corp. 894 37,745
Carter's, Inc. * 532 47,311
Cathay General Bancorp 1,416 57,744
Cboe Global Markets, Inc. 617 60,892
CDK Global, Inc. 767 41,464
CDW Corp. 949 157,297
Celanese Corp. 165 24,719
INVESTMENTS SHARES VALUE ($)
United States - 34.1% (continued)
Change Healthcare, Inc. * 326 7,205
Chevron Corp. 1,026 107,515
Cirrus Logic, Inc. *(b) 1,392 118,028
Cisco Systems, Inc. (b) 13,671 706,927
Citigroup, Inc. (b) 4,121 299,803
CNX Resources Corp. * 3,114 45,776
Coca-Cola Co. (The) 4,953 261,073
Cognizant Technology Solutions
Corp., Class A 125 9,765
Comcast Corp., Class A 177 9,577
Commercial Metals Co. 1,650 50,886
CommVault Systems, Inc. * 411 26,510
ConocoPhillips 1,012 53,606
Corteva , Inc. 475 22,145
Cracker Barrel Old Country Store,
Inc. 483 83,501
Crane Co. (b) 75 7,043
Crown Castle International Corp.,
REIT 311 53,532
Cummins, Inc. 500 129,555
Curtiss-Wright Corp. 449 53,251
CVS Health Corp. (b) 1,578 118,713
Danaher Corp. 516 116,141
Darden Restaurants, Inc. 413 58,646
Deckers Outdoor Corp. *(b) 1,003 331,411
Dell Technologies, Inc., Class C * 2,223 195,957
Delta Air Lines, Inc. * 424 20,471
Devon Energy Corp. 541 11,821
Dick's Sporting Goods, Inc. (b) 2,370 180,476
Digital Realty Trust, Inc., REIT 191 26,900
DocuSign, Inc. * 476 96,366
Domino's Pizza, Inc. (b) 215 79,075
Donaldson Co., Inc. (b) 1,945 113,121
Dover Corp. 131 17,964
Dow, Inc. 1,406 89,900
Dropbox, Inc., Class A * 2,442 65,104
DXC Technology Co. * 3,963 123,883
Eaton Corp. plc 859 118,783
eBay, Inc. (b) 1,636 100,189
EchoStar Corp., Class A * 3,378 81,072
Electronic Arts, Inc. (b) 673 91,104
Eli Lilly and Co. 350 65,387
EMCOR Group, Inc. 294 32,975
Emergent BioSolutions , Inc. * 259 24,064
Emerson Electric Co. 1,396 125,947
Equinix , Inc., REIT 61 41,455
Equitrans Midstream Corp. 2,929 23,901
Etsy, Inc. *(b) 139 28,032
Everest Re Group Ltd. 50 12,391
Exxon Mobil Corp. 4,878 272,339
Facebook, Inc., Class A *(b) 4,732 1,393,715
Fair Isaac Corp. * 14 6,805
Federated Hermes, Inc., Class B 2,176 68,109
FedEx Corp. 306 86,916
Fidelity National Financial, Inc. 2,982 121,248
Fidelity National Information
Services, Inc. 165 23,201
Fifth Third Bancorp 1,188 44,491
First American Financial Corp. 3,157 178,844
First Solar, Inc. * 159 13,881

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 34.1% (continued)
FMC Corp. 128 14,158
FNB Corp. 8,930 113,411
Foot Locker, Inc. 1,185 66,656
Ford Motor Co. *(b) 30,149 369,325
Fortive Corp. 110 7,770
Fulton Financial Corp. 7,043 119,942
Gap, Inc. (The) * 2,368 70,519
Garmin Ltd. 146 19,250
Gartner, Inc. * 47 8,580
General Dynamics Corp. 34 6,173
General Electric Co. 3,946 51,811
General Motors Co. * 2,222 127,676
Gentex Corp. 1,336 47,655
Genuine Parts Co. 1,147 132,582
Gilead Sciences, Inc. (b) 2,379 153,755
Goldman Sachs Group, Inc. (The) 46 15,042
Goodyear Tire & Rubber Co. (The)
* 1,884 33,102
GrafTech International Ltd. (b) 13,661 167,074
Graham Holdings Co., Class B 66 37,121
Greif, Inc., Class A 565 32,205
H&R Block, Inc. (b) 10,305 224,649
Healthcare Services Group, Inc. (b) 2,982 83,585
Henry Schein, Inc. * 277 19,179
Herman Miller, Inc. (b) 3,039 125,055
Hewlett Packard Enterprise Co. 1,654 26,034
Hill-Rom Holdings, Inc. (b) 1,907 210,685
Hologic , Inc. *(b) 1,180 87,768
Home Depot, Inc. (The) (b) 1,328 405,372
Howmet Aerospace, Inc. * 324 10,410
HP, Inc. (b) 4,956 157,353
Hubbell, Inc. (b)(d) 252 47,096
Huntington Ingalls Industries, Inc.
(b) 910 187,324
Huntsman Corp. 2,206 63,599
IAC/InterActiveCorp *(b) 118 25,525
ICU Medical, Inc. * 87 17,873
Illinois Tool Works, Inc. 292 64,684
Ingredion, Inc. 649 58,358
Intel Corp. (b) 14,370 919,679
International Business Machines
Corp. (b) 1,862 248,130
Interpublic Group of Cos., Inc. (The) 643 18,776
Intuit, Inc. (b) 379 145,180
IQVIA Holdings, Inc. * 627 121,099
J2 Global, Inc. * 121 14,503
Jabil, Inc. (b) 3,195 166,651
Jack in the Box, Inc. (b) 197 21,627
Jazz Pharmaceuticals plc * 81 13,314
Johnson & Johnson (b) 2,021 332,151
Johnson Controls International plc
(b) 2,071 123,577
Kinder Morgan, Inc. 5,348 89,044
KLA Corp. 117 38,657
Knight-Swift Transportation
Holdings, Inc. (b) 4,047 194,620
Kohl's Corp. 3,226 192,302
L Brands, Inc. *(b) 3,993 247,007
L3Harris Technologies, Inc. 313 63,439
INVESTMENTS SHARES VALUE ($)
United States - 34.1% (continued)
Laboratory Corp. of America
Holdings * 98 24,993
Lam Research Corp. (b) 186 110,715
Lions Gate Entertainment Corp.,
Class A * 2,288 34,206
Lockheed Martin Corp. (b) 1,107 409,037
Lowe's Cos., Inc. (b) 1,322 251,418
M&T Bank Corp. 141 21,377
ManpowerGroup , Inc. (b) 1,916 189,492
Markel Corp. * 40 45,585
Marriott Vacations Worldwide Corp.
* 310 53,996
Masco Corp. 326 19,527
Mastercard , Inc., Class A 116 41,302
Maxim Integrated Products, Inc. 180 16,447
MAXIMUS, Inc. 892 79,424
McDonald's Corp. (b) 629 140,984
McKesson Corp. (b) 1,141 222,541
Medtronic plc (b) 1,490 176,014
Merck & Co., Inc. (b) 6,101 470,326
MGM Resorts International 361 13,714
Microchip Technology, Inc. 406 63,019
Micron Technology, Inc. *(b) 2,233 196,973
Microsoft Corp. (b) 6,692 1,577,772
Minerals Technologies, Inc. 291 21,918
Moderna , Inc. * 615 80,534
Mohawk Industries, Inc. * 81 15,577
Monolithic Power Systems, Inc. 117 41,326
Mosaic Co. (The) 799 25,256
Motorola Solutions, Inc. 165 31,028
MSC Industrial Direct Co., Inc.,
Class A (b) 2,944 265,519
Murphy USA, Inc. 884 127,791
National Instruments Corp. 641 27,682
Navient Corp. 8,793 125,828
NetApp, Inc. 458 33,283
Netflix, Inc. *(b) 553 288,478
NewMarket Corp. (b) 319 121,271
Newmont Corp. 1,595 96,131
Nexstar Media Group, Inc., Class A 143 20,081
NIKE, Inc., Class B (b) 1,701 226,046
Nordson Corp. 454 90,201
Northrop Grumman Corp. (b) 376 121,689
NortonLifeLock , Inc. 1,831 38,927
Nu Skin Enterprises, Inc., Class A 2,372 125,455
nVent Electric plc 1,971 55,011
NVIDIA Corp. (b) 685 365,742
Old Republic International Corp. 935 20,420
Omnicom Group, Inc. (b) 1,876 139,105
Oracle Corp. (b) 4,674 327,975
O'Reilly Automotive, Inc. * 64 32,464
Oshkosh Corp. 1,373 162,920
PACCAR, Inc. 495 45,995
Papa John's International, Inc. 1,364 120,905
PayPal Holdings, Inc. * 86 20,884
Peloton Interactive, Inc., Class A
*(b) 956 107,493
Penn National Gaming, Inc. * 237 24,847
Penske Automotive Group, Inc. 1,481 118,835
People's United Financial, Inc. 2,475 44,303

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - 34.1% (continued)
PerkinElmer, Inc. 271 34,767
Perrigo Co. plc 1,351 54,675
Perspecta , Inc. 601 17,459
Pfizer, Inc. (b) 4,132 149,702
Philip Morris International, Inc. 488 43,305
Pinterest, Inc., Class A *(b) 766 56,707
Polaris, Inc. 835 111,473
Popular, Inc. (b) 2,924 205,616
Procter & Gamble Co. (The) (b) 846 114,574
Prologis, Inc., REIT 514 54,484
Prosperity Bancshares, Inc. 444 33,251
Public Storage, REIT 111 27,390
PulteGroup, Inc. (b) 3,290 172,528
PVH Corp. * 254 26,848
Qorvo , Inc. *(b) 521 95,187
QUALCOMM, Inc. (b) 579 76,770
Quest Diagnostics, Inc. 632 81,111
Quidel Corp. * 292 37,356
Qurate Retail, Inc., Series A (b) 4,496 52,873
Regal Beloit Corp. (b) 563 80,329
Reliance Steel & Aluminum Co. 148 22,539
Republic Services, Inc. 182 18,082
Roku, Inc. *(b) 442 143,990
Ryder System, Inc. 1,272 96,227
salesforce.com, Inc. * 745 157,843
Schlumberger NV 3,098 84,235
Schneider National, Inc., Class B
(b) 8,520 212,744
Science Applications International
Corp. 1,194 99,806
Scientific Games Corp. * 734 28,274
SEI Investments Co. 192 11,699
Semtech Corp. * 175 12,075
Sensata Technologies Holding plc * 1,773 102,745
Sensient Technologies Corp. (b) 1,006 78,468
Silgan Holdings, Inc. 3,240 136,177
Simon Property Group, Inc., REIT 376 42,778
Simpson Manufacturing Co., Inc. 291 30,185
Skyworks Solutions, Inc. (b) 611 112,106
Snap-on, Inc. 596 137,521
SS&C Technologies Holdings, Inc.
(b) 3,263 227,986
Stellantis NV 10,285 181,931
Strategic Education, Inc. 978 89,888
Synchrony Financial 200 8,132
SYNNEX Corp. (b) 1,790 205,564
Synopsys, Inc. * 140 34,689
Tapestry, Inc. *(b) 1,056 43,518
Targa Resources Corp. 3,141 99,727
Target Corp. (b) 1,324 262,245
Taylor Morrison Home Corp. * 377 11,615
TEGNA, Inc. 4,943 93,077
Tempur Sealy International, Inc. 247 9,030
Terex Corp. 984 45,333
Tesla, Inc. *(b) 685 457,532
Texas Instruments, Inc. (b) 1,561 295,013
Thermo Fisher Scientific, Inc. (b) 596 272,002
Timken Co. (The) (b) 739 59,985
TJX Cos., Inc. (The) 1,634 108,089
Toro Co. (The) 184 18,978
INVESTMENTS SHARES VALUE ($)
United States - 34.1% (continued)
Tractor Supply Co. 127 22,489
Tyson Foods, Inc., Class A (b) 5,350 397,505
UMB Financial Corp. 1,948 179,859
Umpqua Holdings Corp. 1,831 32,134
United Therapeutics Corp. *(b) 245 40,981
Univar Solutions, Inc. * 1,451 31,255
Universal Health Services, Inc.,
Class B 611 81,501
US Bancorp 3,801 210,233
Valvoline, Inc. 1,053 27,452
VeriSign, Inc. * 603 119,852
Vertex Pharmaceuticals, Inc. *(b) 1,533 329,426
Viatris , Inc. * 8,395 117,278
Virgin Galactic Holdings, Inc. * 462 14,151
Virtu Financial, Inc., Class A (b) 9,074 281,748
Vishay Intertechnology , Inc. (b) 4,803 115,656
W R Grace & Co. 511 30,588
Walgreens Boots Alliance, Inc. (b) 798 43,810
Walmart, Inc. (b) 3,246 440,904
Walt Disney Co. (The) * 696 128,426
Waters Corp. * 101 28,701
Wells Fargo & Co. (b) 4,996 195,194
Wendy's Co. (The) 7,620 154,381
Werner Enterprises, Inc. (b) 3,414 161,038
Western Union Co. (The) 1,692 41,725
Westrock Co. 966 50,280
Whirlpool Corp. 287 63,240
Wingstop , Inc. 572 72,741
World Fuel Services Corp. (b) 3,022 106,374
World Wrestling Entertainment,
Inc., Class A 447 24,254
Worthington Industries, Inc. 1,935 129,819
WW Grainger, Inc. 49 19,646
Xerox Holdings Corp. 4,720 114,554
Xilinx, Inc. 243 30,108
Yelp, Inc. * 3,710 144,690
Zillow Group, Inc., Class C * 42 5,445
Zoom Video Communications, Inc.,
Class A *(b) 253 81,286
44,571,312
—
TOTAL COMMON STOCKS
(Cost $59,304,308) 72,691,669
PREFERRED STOCKS - 0.0% (a)
United States - 0.0% (a)
Qurate Retail, Inc., 8.00%,
3/15/2031
(Cost $16,834) 302 30,698
PRINCIPAL
AMOUNT
FOREIGN GOVERNMENT SECURITIES - 10.8%
Federal Republic of Germany
0.50%, 4/15/2030 (2)(e)(f)(g) EUR 2,643,134 3,769,458
French Republic
1.85%, 7/25/2027 (2)(e)(f)(g) 2,014,920 2,935,398
0.10%, 3/1/2028 (2)(e)(f)(g) 1,250,376 1,626,241
0.10%, 3/1/2029 (2)(e)(f)(g) 1,007,850 1,347,703
0.70%, 7/25/2030 (2)(e)(f)(g) 2,100,120 3,009,088

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 10.8% (continued)
United Kingdom Gilt Inflation Linked
0.13%, 3/22/2026 (2)(e)(f)(g) GBP 114,079 183,731
1.25%, 11/22/2027 (2)(e)(f)(g) 151,804 273,091
0.13%, 8/10/2028 (2)(e)(f)(g) 105,503 180,462
0.13%, 3/22/2029 (2)(e)(f)(g) 124,084 214,587
1.25%, 11/22/2032 (2)(e)(f)(g) 271,357 568,581
Cost: $13,978,515 $–
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $13,978,515) 14,108,340
U.S. TREASURY OBLIGATIONS - 15.3%
U.S. Treasury Inflation Linked Notes
0.88%, 1/15/2029 (2) $ 3,220,000 3,821,110
0.25%, 7/15/2029 (2) 3,900,000 4,383,499
0.13%, 1/15/2030 (2) 4,300,000 4,724,419
0.13%, 7/15/2030 (2) 4,700,000 5,197,520
0.13%, 1/15/2031 (2)(e) 1,700,000 1,836,849
Cost: $19,695,862 $–
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,695,862) 19,963,397
SHORT-TERM INVESTMENTS - 47.0%
REPURCHASE AGREEMENTS - 0.1%
BNPP, (0.65)%, dated
3/18/2021, due 4/21/2021,
repurchase price EUR
128,929 , collateralized by
Federal Republic of Germany,
0.50%, due 4/15/2030 (2)
(Cost $153,694) EUR 129,008 153,694
SHARES
INVESTMENT COMPANIES - 22.1%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (h)( i ) 2,874,956 2,874,956
Limited Purpose Cash Investment
Fund, 0.01% (h) 26,056,173 26,048,356
UBS Select Treasury Preferred
Fund, Class I, 0.01% (h) 25,369 25,369
TOTAL INVESTMENT COMPANIES
(Cost $28,948,181) 28,948,681
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 24.8%
U.S. Treasury Bills
0.11%, 4/1/2021 (2)(j) $ 7,563,000 7,563,000
0.11%, 4/8/2021 (2)(j) 530,000 529,999
0.11%, 4/15/2021 (2)(j)(k) 749,000 748,996
0.12%, 4/22/2021 (2)(j) 4,607,000 4,606,967
0.11%, 4/29/2021 (2)(j) 516,000 515,995
0.11%, 5/13/2021 (2)(j)(k) 1,287,000 1,286,966
0.10%, 5/20/2021 (2)(j) 217,000 216,995
0.09%, 6/10/2021 (2)(j)(k) 4,587,000 4,586,853
0.06%, 9/9/2021 (2)(j)(k) 1,438,000 1,437,839
0.05%, 9/16/2021 (2)(j)(k) 1,541,000 1,540,809
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 24.8% (continued)
0.04%, 9/30/2021 (2)(j) $ 9,352,000 9,350,109
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $32,382,931) 32,384,528
TOTAL SHORT-TERM INVESTMENTS
(Cost $61,484,806) 61,486,903
TOTAL LONG POSITIONS
(Cost $154,480,325) 168,281,007
SHARES
SHORT POSITIONS - (12.7)%
COMMON STOCKS - (12.7)%
Australia - (0.5)%
Afterpay Ltd. (2)* (349) (27,258)
Cochlear Ltd. (2) (281) (45,200)
Crown Resorts Ltd. (2)* (1,474) (13,213)
Domino's Pizza Enterprises Ltd. (2) (497) (36,478)
Northern Star Resources Ltd. (2) (19,537) (141,521)
Oil Search Ltd. (2) (64,790) (202,572)
Seven Group Holdings Ltd. (2) (3,908) (67,123)
Sydney Airport (2)* (13,120) (61,995)
Transurban Group (2) (4,703) (47,812)
(643,172)
—
Belgium - (0.1)%
Elia Group SA/NV (2) (315) (34,690)
Galapagos NV (2)* (591) (45,605)
(80,295)
—
Brazil - 0.0% (a)
Wheaton Precious Metals Corp. (1,375) (52,519)
Canada - (1.0)%
Air Canada * (7,352) (152,984)
Algonquin Power & Utilities Corp. (4,224) (66,921)
Brookfield Asset Management, Inc.,
Class A (11,903) (529,463)
Canopy Growth Corp. * (3,086) (99,110)
Cenovus Energy, Inc. (3,716) (27,914)
Gildan Activewear , Inc. * (1,659) (50,772)
Inter Pipeline Ltd. (7,503) (107,288)
Restaurant Brands International,
Inc. (4,265) (277,376)
(1,311,828)
—
Colombia - 0.0% (a)
Millicom International Cellular SA,
SDR (2)* (1,685) (64,835)
Denmark - (0.3)%
Ambu A/S, Class B (2) (7,184) (337,380)
ISS A/S (2)* (2,593) (48,326)
(385,706)
—
Faroe Islands - (0.1)%
Bakkafrost P/F (2) (980) (77,851)
Finland - 0.0% (a)
Neste OYJ (2) (1,137) (60,381)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
France - (0.3)%
Aeroports de Paris (2)* (121) (14,435)
Airbus SE (2)* (1,688) (191,449)
Natixis SA (2) (2,257) (10,788)
Remy Cointreau SA (2) (42) (7,757)
Renault SA (2)* (1,144) (49,469)
Safran SA (2) (696) (94,675)
TOTAL SE (2) (606) (28,252)
(396,825)
—
Germany - (0.7)%
CTS Eventim AG & Co. KGaA (2)* (1,587) (92,161)
Delivery Hero SE (2)*(c) (364) (47,181)
Deutsche Lufthansa AG
(Registered) (2)* (15,297) (202,889)
Evotec SE (2)* (3,950) (142,318)
MTU Aero Engines AG (2) (1,011) (238,158)
Rational AG (2) (64) (49,715)
thyssenkrupp AG (2)* (10,629) (141,961)
(914,383)
—
Italy - (0.3)%
Leonardo SpA (2) (6,316) (51,094)
Mediobanca Banca di Credito
Finanziario SpA (2)* (21,452) (237,715)
Nexi SpA (2)*(c) (2,223) (38,785)
Salvatore Ferragamo SpA (2)* (703) (13,478)
(341,072)
—
Japan - (0.8)%
Aeon Co. Ltd. (2) (1,800) (53,766)
Asics Corp. (2) (1,000) (15,991)
Central Japan Railway Co. (2) (600) (89,832)
East Japan Railway Co. (2) (100) (7,111)
Japan Airport Terminal Co. Ltd. (2) (2,200) (108,504)
Keikyu Corp. (2) (800) (12,096)
Keio Corp. (2) (1,000) (67,328)
Lasertec Corp. (2) (300) (39,618)
Mitsubishi Motors Corp. (2)* (3,400) (9,722)
Nippon Paint Holdings Co. Ltd. (2) (10,500) (151,659)
Odakyu Electric Railway Co. Ltd.
(2) (4,100) (112,184)
Rakuten Group, Inc. (2) (6,800) (81,239)
Showa Denko KK (2) (700) (19,951)
Toho Gas Co. Ltd. (2) (600) (37,025)
Tokyo Century Corp. (2) (900) (60,641)
West Japan Railway Co. (2) (4,100) (227,492)
(1,094,159)
—
Netherlands - (0.1)%
Argenx SE (2)* (266) (73,142)
Heineken NV (2) (206) (21,148)
OCI NV (2)* (2,860) (61,682)
(155,972)
—
Spain - (0.3)%
Aena SME SA (2)*(c) (109) (17,684)
Amadeus IT Group SA (2)* (4,817) (343,106)
Banco de Sabadell SA (2) (32,749) (17,561)
INVESTMENTS SHARES VALUE ($)
Spain - (0.3)% (continued)
Cellnex Telecom SA (2)(c) (397) (22,886)
(401,237)
—
Sweden - (0.3)%
EQT AB (2) (11,217) (369,306)
Sinch AB (2)*(c) (405) (71,189)
(440,495)
—
Switzerland - (0.4)%
Dufry AG (Registered) (2)* (6,729) (459,122)
Idorsia Ltd. (2)* (972) (26,075)
(485,197)
—
United Kingdom - (1.3)%
Burberry Group plc (2)* (4,967) (129,936)
Centrica plc (2)* (46,960) (35,058)
easyJet plc (2)* (5,902) (79,590)
Hiscox Ltd. (2)* (5,699) (67,489)
Informa plc (2)* (5,413) (41,795)
InterContinental Hotels Group plc
(2)* (383) (26,339)
Intermediate Capital Group plc (2) (476) (12,085)
Natwest Group plc (2) (71,531) (193,551)
Ocado Group plc (2)* (9,644) (270,391)
Prudential plc (2) (8,244) (175,618)
Rolls-Royce Holdings plc (2)* (288,196) (418,518)
Signature Aviation plc (2)* (1,972) (10,991)
St James's Place plc (2) (6,595) (115,784)
Tesco plc (2) (5,051) (15,947)
WH Smith plc (2)* (2,299) (56,960)
(1,650,052)
—
United States - (6.2)%
Agios Pharmaceuticals, Inc. * (321) (16,576)
Albemarle Corp. (413) (60,343)
Alnylam Pharmaceuticals, Inc. * (303) (42,781)
American Airlines Group, Inc. * (4,973) (118,855)
APA Corp. * (851) (15,233)
Arrowhead Pharmaceuticals, Inc. * (1,762) (116,838)
Avis Budget Group, Inc. * (675) (48,965)
Baker Hughes Co. (1,428) (30,859)
Beyond Meat, Inc. * (2,159) (280,928)
Bill.com Holdings, Inc. * (844) (122,802)
Bluebird Bio, Inc. * (779) (23,487)
Bright Horizons Family Solutions,
Inc. * (893) (153,105)
Brink's Co. (The) (1,072) (84,935)
Burlington Stores, Inc. * (345) (103,086)
Caesars Entertainment, Inc. * (189) (16,528)
Carvana Co. * (567) (148,781)
CenterPoint Energy, Inc. (5,020) (113,703)
ChampionX Corp. * (2,286) (49,675)
Chegg , Inc. * (787) (67,414)
Chewy, Inc., Class A * (1,572) (133,164)
Choice Hotels International, Inc. (497) (53,323)
Cincinnati Financial Corp. (1,680) (173,191)
Coty, Inc., Class A * (2,372) (21,372)
Coupa Software, Inc. * (263) (66,928)
Cree, Inc. * (952) (102,940)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
United States - (6.2)% (continued)
Crowdstrike Holdings, Inc., Class
A * (97) (17,703)
Darling Ingredients, Inc. * (406) (29,873)
Discovery, Inc., Class A * (469) (20,383)
Dun & Bradstreet Holdings, Inc. * (5,308) (126,383)
East West Bancorp, Inc. (888) (65,534)
Elanco Animal Health, Inc. * (444) (13,076)
Erie Indemnity Co., Class A (50) (11,046)
Essential Utilities, Inc. (262) (11,725)
Everbridge , Inc. * (43) (5,211)
Exact Sciences Corp. * (64) (8,434)
Fastly , Inc., Class A * (1,735) (116,731)
Five Below, Inc. * (233) (44,454)
Fluor Corp. * (2,639) (60,935)
Fox Factory Holding Corp. * (646) (82,081)
Global Blood Therapeutics, Inc. * (1,130) (46,048)
Grocery Outlet Holding Corp. * (5,466) (201,641)
Guardant Health, Inc. * (508) (77,546)
Hain Celestial Group, Inc. (The) * (252) (10,987)
HealthEquity , Inc. * (1,905) (129,540)
Helmerich & Payne, Inc. (199) (5,365)
Hess Corp. (2,345) (165,932)
IAA, Inc. * (278) (15,329)
II-VI, Inc. * (2,397) (163,883)
Invesco Ltd. (1,347) (33,971)
Ionis Pharmaceuticals, Inc. * (219) (9,846)
Iovance Biotherapeutics , Inc. * (2,065) (65,378)
Kennametal, Inc. (1,223) (48,883)
Lamb Weston Holdings, Inc. (170) (13,172)
LendingTree , Inc. * (279) (59,427)
Ligand Pharmaceuticals, Inc. * (79) (12,044)
Live Nation Entertainment, Inc. * (1,491) (126,213)
Lyft, Inc., Class A * (3,929) (248,233)
Marathon Oil Corp. (4,934) (52,695)
Marathon Petroleum Corp. (341) (18,240)
MasTec , Inc. * (764) (71,587)
Medallia , Inc. * (3,796) (105,870)
Murphy Oil Corp. (1,582) (25,961)
Nektar Therapeutics * (7,148) (142,960)
New Jersey Resources Corp. (643) (25,636)
Nordstrom, Inc. * (4,423) (167,499)
Norwegian Cruise Line Holdings
Ltd. * (5,615) (154,918)
Novocure Ltd. * (209) (27,626)
Occidental Petroleum Corp. (1,688) (44,935)
Ollie's Bargain Outlet Holdings,
Inc. * (545) (47,415)
PagerDuty , Inc. * (1,381) (55,558)
Penumbra, Inc. * (700) (189,406)
Phillips 66 (309) (25,196)
Planet Fitness, Inc., Class A * (1,155) (89,282)
Reata Pharmaceuticals, Inc., Class
A * (1,635) (163,010)
RH * (32) (19,091)
RingCentral, Inc., Class A * (152) (45,278)
Royal Caribbean Cruises Ltd. * (2,697) (230,890)
Sabre Corp. * (13,044) (193,182)
Sage Therapeutics, Inc. * (1,439) (107,709)
Sailpoint Technologies Holdings,
Inc. * (371) (18,787)
INVESTMENTS SHARES VALUE ($)
United States - (6.2)% (continued)
Six Flags Entertainment Corp. * (1,272) (59,110)
Splunk , Inc. * (353) (47,824)
Sunrun , Inc. * (2,855) (172,670)
SVB Financial Group * (48) (23,696)
Texas Capital Bancshares, Inc. * (4,118) (292,048)
T-Mobile US, Inc. * (44) (5,513)
TopBuild Corp. * (784) (164,193)
Trex Co., Inc. * (3,067) (280,752)
Trinity Industries, Inc. (2,764) (78,746)
TripAdvisor, Inc. * (2,243) (120,651)
Uber Technologies, Inc. * (978) (53,311)
Under Armour , Inc., Class A * (726) (16,088)
United States Steel Corp. (1,558) (40,773)
Urban Outfitters, Inc. * (1,004) (37,339)
ViacomCBS , Inc. (1,703) (76,805)
Wayfair, Inc., Class A * (156) (49,101)
Western Alliance Bancorp (737) (69,602)
Woodward, Inc. (564) (68,035)
WW International, Inc. * (3,602) (112,671)
Wynn Resorts Ltd. * (264) (33,098)
(8,037,576)
—
Zambia - 0.0% (a)
First Quantum Minerals Ltd. (2,633) (50,179)
TOTAL COMMON STOCKS
(Proceeds $(15,297,260)) (16,643,734)
TOTAL SHORT POSITIONS
(Proceeds $(15,297,260)) (16,643,734)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 116.0%
(Cost $139,183,065) 151,637,273
LIABILITIES IN EXCESS OF OTHER
ASSETS - (16.0)% (l) (20,886,510)
NET ASSETS - 100.0% 130,750,763
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ 5,227,679 4.0%
Consumer Discretionary 10,682,260 8.2
Consumer Staples 2,253,180 1.7
Energy 993,468 0.7
Financials 5,211,208 4.0
Foreign Government Securities 14,108,340 10.8
Health Care 5,770,996 4.4
Industrials 7,443,077 5.7
Information Technology 13,034,209 10.0
Materials 4,829,423 3.7
Real Estate 485,682 0.4
U.S. Treasury Obligations 19,963,397 15.3
Utilities 147,451 0.1
Short-Term Investments 61,486,903 47.0
Total Investments In Securities
At Value 151,637,273 116.0
Liabilities in Excess of Other
Assets (l) (20,886,510) (16.0)
Net Assets
$ 130,750,763 100.0%

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $18,148,797.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2021 amounted to $626,912, which represents approximately 0.48% of net assets of the fund.
(d) All or a portion of this security has been rehypothecated in connection with the Fund's Master Securities Loan Agreement with State Street Bank and Trust Company with a total value of $8,971.
(e) On March 31, 2021 securities valued at $15,945,189 were pledged as collateral for repurchase and reverse repurchase agreements outstanding.
(f) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2021, the value of these securities amounted to $14,108,340 or 10.79% of net assets.
(g) Inflation protected security.
(h) Represents 7-day effective yield as of March 31, 2021.
(i) All or a portion of the security pledged as collateral for swap contracts.
(j) The rate shown was the effective yield at the date of purchase.
(k) All or a portion of the security pledged as collateral for futures contracts.
(l) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.
(2) Level 2 security.
Reverse repurchase agreements at March 31, 2021:
Over the Counter
COUNTERPARTY
TRADE
DATE RATE DUE DATE CURRENCY
PRINCIPAL
AMOUNT
AND VALUE
OF REVERSE
REPURCHASE
AGREEMENT
BANA 3/26/2021 (0.62)% 4/21/2021 EUR $ 164,446
BANA 3/12/2021 (0.57)% 4/21/2021 EUR 2,729,132
BANA 3/12/2021 (0.57)% 4/21/2021 EUR 2,484,944
BANA 3/12/2021 (0.57)% 4/21/2021 EUR 1,497,374
BANA 3/12/2021 (0.57)% 4/21/2021 EUR 1,217,567
BANA 3/16/2021 (0.57)% 4/21/2021 EUR 165,455
BANA 3/24/2021 (0.55)% 4/21/2021 EUR 164,154
BANA 3/25/2021 (0.55)% 4/21/2021 EUR 150,438
BANA 3/24/2021 (0.55)% 4/21/2021 EUR 150,519
BANA 3/24/2021 (0.55)% 4/21/2021 EUR 134,914
BANA 3/24/2021 (0.55)% 4/21/2021 EUR 134,226
BNPP 3/12/2021 (0.57)% 4/21/2021 EUR 3,920,871
CITI 3/9/2021 0.00% 4/8/2021 USD 106,000
CITI 3/8/2021 0.00% 4/8/2021 USD 1,692,000
JPMS 3/25/2021 0.04% 4/21/2021 GBP 283,148
JPMS 3/30/2021 0.06% 4/21/2021 GBP 180,959
JPMS 3/12/2021 0.08% 4/21/2021 GBP 179,878
JPMS 3/12/2021 0.08% 4/21/2021 GBP 213,834
JPMS 3/12/2021 0.08% 4/21/2021 GBP 273,553
JPMS 3/12/2021 0.08% 4/21/2021 GBP 283,856
$ 16,127,268
The weighted average daily balance of the reverse repurchase agreements during the period ended March 31, 2021 was $11,773,455 at a net weighted average interest rate of (0.411)%.

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
Total return swap contracts outstanding as of March 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn May Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/23/2021 USD 902,800 $ 54,560
Corn July Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/25/2021 USD 876,000 26,006
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination JPMC 04/29/2021 HKD 11,326,400 11,412
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/29/2021 HKD 14,158,000 8,752
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/01/2021 USD 290,340 5,563
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/04/2021 USD 294,960 3,690
Soybean Meal
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 06/25/2021 USD 42,480 2,272
Soybean Meal
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/25/2021 USD 42,480 2,368
Soybean Meal
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/25/2021 USD 84,960 4,827
Soybean Meal
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/25/2021 USD 807,120 45,360
Soybean Oil May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/23/2021 USD 127,008 21,430
Soybean Oil May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/23/2021 USD 1,365,336 233,408
Soybean Oil July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/25/2021 USD 213,192 2,628
422,276
Corn May Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/23/2021 USD (902,800) (36,350)
Cotton No. 2 May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/16/2021 USD 40,440 (250)
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/01/2021 USD (290,340) (2,564)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/23/2021 USD (804,080) $ (42,970)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/23/2021 USD (84,640) (4,676)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/23/2021 USD (42,320) (2,220)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/23/2021 USD (42,320) (2,309)
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/23/2021 USD 42,320 (1,012)
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/23/2021 USD 42,320 (302)
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/23/2021 USD 84,640 (404)
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/23/2021 USD 804,080 (13,740)
Soybean Oil May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/23/2021 USD (476,280) (24,819)
Soybean Oil May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/23/2021 USD (127,008) (21,720)
Swiss Market
Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity Monthly MLIN 06/18/2021 CHF (327,840) (6,611)
(159,947)
$ 262,329
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 13 4/2021 EUR $ 2,131,692 $ 46,766
Hang Seng Index 2 4/2021 HKD 364,235 (280)
LME Aluminum Base Metal 4 4/2021 USD 219,460 20,948
LME Aluminum Base Metal 4 4/2021 USD 219,425 19,913
LME Aluminum Base Metal 6 4/2021 USD 328,125 22,828
LME Aluminum Base Metal 12 4/2021 USD 658,800 56,077
LME Copper Base Metal 1 4/2021 USD 219,825 18,335
LME Copper Base Metal 1 4/2021 USD 219,792 19,939

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 1 4/2021 USD $ 219,715 $ 21,410
LME Copper Base Metal 1 4/2021 USD 219,744 21,545
LME Copper Base Metal 2 4/2021 USD 439,388 42,307
LME Copper Base Metal 2 4/2021 USD 439,700 38,328
LME Nickel Base Metal 2 4/2021 USD 192,424 (21,995)
LME Zinc Base Metal 1 4/2021 USD 70,140 (1,613)
LME Zinc Base Metal 1 4/2021 USD 70,203 5,875
LME Zinc Base Metal 1 4/2021 USD 70,200 5,872
LME Zinc Base Metal 2 4/2021 USD 140,263 (868)
LME Zinc Base Metal 2 4/2021 USD 140,413 11,708
Brent Crude Oil 63 5/2021 USD 3,925,530 (297,968)
Coffee 'C' 6 5/2021 USD 277,875 (5,678)
Cotton No. 2 6 5/2021 USD 242,640 (2,677)
LME Aluminum Base Metal 1 5/2021 USD 55,013 1,310
LME Aluminum Base Metal 3 5/2021 USD 165,099 9,226
LME Aluminum Base Metal 3 5/2021 USD 165,019 3,460
LME Copper Base Metal 1 5/2021 USD 219,608 (10,645)
LME Copper Base Metal 1 5/2021 USD 219,713 26,210
LME Copper Base Metal 1 5/2021 USD 219,600 (18,028)
LME Copper Base Metal 1 5/2021 USD 219,733 12,805
LME Copper Base Metal 1 5/2021 USD 219,725 1,223
LME Copper Base Metal 2 5/2021 USD 439,225 (15,780)
LME Copper Base Metal 2 5/2021 USD 439,225 (11,480)
LME Nickel Base Metal 1 5/2021 USD 96,297 (16,896)
LME Nickel Base Metal 2 5/2021 USD 192,459 (20,251)
LME Zinc Base Metal 1 5/2021 USD 70,290 (1,376)
LME Zinc Base Metal 2 5/2021 USD 140,596 (2,122)
LME Zinc Base Metal 3 5/2021 USD 210,719 17,935
NY Harbor ULSD 17 5/2021 USD 1,265,779 (100,330)
RBOB Gasoline 16 5/2021 USD 1,312,819 (60,986)
Silver 6 5/2021 USD 735,960 (66,750)
WTI Crude Oil 3 5/2021 USD 177,540 (2,661)
100 oz Gold 5 6/2021 USD 857,800 (153)
Australia 10 Year Bond 66 6/2021 AUD 6,923,714 (33,281)
Canada 10 Year Bond 101 6/2021 CAD 11,152,837 (343,350)
Euro-Bund 47 6/2021 EUR 9,440,423 (1,149)
FTSE/MIB Index 18 6/2021 EUR 2,574,616 37,276
Japan 10 Year Bond 11 6/2021 JPY 15,017,024 30,572
Lean Hogs 6 6/2021 USD 252,720 (62)
Live Cattle 25 6/2021 USD 1,229,000 22,360
LME Aluminum Base Metal 2 6/2021 USD 110,425 (718)
LME Aluminum Base Metal 3 6/2021 USD 165,656 501
LME Aluminum Base Metal 3 6/2021 USD 165,533 2,470
LME Aluminum Base Metal 3 6/2021 USD 165,508 3,953
LME Aluminum Base Metal 3 6/2021 USD 165,557 2,298
LME Aluminum Base Metal 3 6/2021 USD 165,483 2,796
LME Aluminum Base Metal 4 6/2021 USD 220,512 3,707
LME Aluminum Base Metal 49 6/2021 USD 2,705,719 146,127
LME Copper Base Metal 1 6/2021 USD 219,694 (4,534)
LME Copper Base Metal 1 6/2021 USD 219,703 (2,225)
LME Copper Base Metal 1 6/2021 USD 219,701 (4,902)
LME Copper Base Metal 29 6/2021 USD 6,371,119 572,208
LME Lead Base Metal 3 6/2021 USD 147,881 (4,233)
LME Nickel Base Metal 1 6/2021 USD 96,368 (145)
LME Nickel Base Metal 1 6/2021 USD 96,363 (240)
LME Nickel Base Metal 1 6/2021 USD 96,321 (15,492)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 2 6/2021 USD $ 192,666 $ (2,946)
LME Nickel Base Metal 6 6/2021 USD 578,196 (42,676)
LME Zinc Base Metal 1 6/2021 USD 70,348 70
LME Zinc Base Metal 1 6/2021 USD 70,406 1,166
LME Zinc Base Metal 1 6/2021 USD 70,356 (692)
LME Zinc Base Metal 10 6/2021 USD 704,188 242
Long Gilt 48 6/2021 GBP 8,442,988 (68,330)
S&P/TSX 60 Index 6 6/2021 CAD 1,060,969 (2,080)
Sugar No. 11 69 6/2021 USD 1,141,426 (33,151)
TOPIX Index 38 6/2021 JPY 6,705,983 189,541
U.S. Treasury 10 Year Note 494 6/2021 USD 64,683,124 (1,683,072)
U.S. Treasury 5 Year Note 322 6/2021 USD 39,734,296 (505,970)
Cocoa 26 7/2021 USD 620,100 (14,831)
Corn 59 7/2021 USD 1,615,125 50,796
Cotton No. 2 3 7/2021 USD 123,255 (2,203)
KC HRW Wheat 5 7/2021 USD 145,438 (2,535)
Silver 1 7/2021 USD 122,860 1,436
Soybean 9 7/2021 USD 642,488 10,172
Soybean Meal 10 7/2021 USD 424,800 24,457
Wheat 21 7/2021 USD 646,538 965
Feeder Cattle 1 8/2021 USD 78,638 1,122
(1,899,099)
Short Contracts
CAC 40 10 Euro Index (7) 4/2021 EUR (497,952) (4,460)
IBEX 35 Index (27) 4/2021 EUR (2,718,798) 19,117
LME Aluminum Base Metal (4) 4/2021 USD (219,425) (19,694)
LME Aluminum Base Metal (4) 4/2021 USD (219,460) (21,137)
LME Aluminum Base Metal (6) 4/2021 USD (328,125) (23,056)
LME Aluminum Base Metal (12) 4/2021 USD (658,800) (55,129)
LME Copper Base Metal (1) 4/2021 USD (219,744) (20,746)
LME Copper Base Metal (1) 4/2021 USD (219,715) (21,592)
LME Copper Base Metal (1) 4/2021 USD (219,792) (20,320)
LME Copper Base Metal (1) 4/2021 USD (219,825) (18,329)
LME Copper Base Metal (2) 4/2021 USD (439,700) (38,430)
LME Copper Base Metal (2) 4/2021 USD (439,388) (42,615)
LME Nickel Base Metal (2) 4/2021 USD (192,424) 21,891
LME Zinc Base Metal (1) 4/2021 USD (70,140) 1,599
LME Zinc Base Metal (1) 4/2021 USD (70,203) (5,380)
LME Zinc Base Metal (1) 4/2021 USD (70,200) (5,540)
LME Zinc Base Metal (2) 4/2021 USD (140,413) (11,938)
LME Zinc Base Metal (2) 4/2021 USD (140,263) 1,474
OMXS30 Index (1) 4/2021 SEK (25,045) 2
LME Aluminum Base Metal (1) 5/2021 USD (55,013) (1,415)
LME Aluminum Base Metal (3) 5/2021 USD (165,099) (9,408)
LME Aluminum Base Metal (3) 5/2021 USD (165,019) (3,179)
LME Copper Base Metal (1) 5/2021 USD (219,608) 9,516
LME Copper Base Metal (1) 5/2021 USD (219,733) (12,790)
LME Copper Base Metal (1) 5/2021 USD (219,725) (1,218)
LME Copper Base Metal (1) 5/2021 USD (219,600) 17,832
LME Copper Base Metal (1) 5/2021 USD (219,713) (26,416)
LME Copper Base Metal (2) 5/2021 USD (439,225) 12,982
LME Copper Base Metal (2) 5/2021 USD (439,225) 16,383
LME Nickel Base Metal (1) 5/2021 USD (96,297) 16,868
LME Nickel Base Metal (2) 5/2021 USD (192,459) 20,086
LME Zinc Base Metal (1) 5/2021 USD (70,290) 2,208
LME Zinc Base Metal (2) 5/2021 USD (140,596) 2,198

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Zinc Base Metal (3) 5/2021 USD $ (210,719) $ (17,123)
Natural Gas (12) 5/2021 USD (320,040) 725
EURO STOXX 50 Index (92) 6/2021 EUR (4,170,966) (86,410)
Euro- Bobl (27) 6/2021 EUR (4,277,025) (10,340)
FTSE 100 Index (28) 6/2021 GBP (2,578,340) 15,665
LME Aluminum Base Metal (2) 6/2021 USD (110,425) 225
LME Aluminum Base Metal (3) 6/2021 USD (165,483) (2,592)
LME Aluminum Base Metal (3) 6/2021 USD (165,656) 295
LME Aluminum Base Metal (3) 6/2021 USD (165,508) (3,292)
LME Aluminum Base Metal (3) 6/2021 USD (165,557) (2,741)
LME Aluminum Base Metal (3) 6/2021 USD (165,533) (2,191)
LME Aluminum Base Metal (4) 6/2021 USD (220,512) (3,324)
LME Aluminum Base Metal (29) 6/2021 USD (1,601,344) (98,955)
LME Copper Base Metal (1) 6/2021 USD (219,703) 1,819
LME Copper Base Metal (1) 6/2021 USD (219,701) 3,339
LME Copper Base Metal (1) 6/2021 USD (219,694) 3,275
LME Copper Base Metal (12) 6/2021 USD (2,636,325) 25,167
LME Nickel Base Metal (1) 6/2021 USD (96,321) 15,756
LME Nickel Base Metal (1) 6/2021 USD (96,363) 564
LME Nickel Base Metal (1) 6/2021 USD (96,368) 170
LME Nickel Base Metal (2) 6/2021 USD (192,666) 3,424
LME Nickel Base Metal (4) 6/2021 USD (385,464) 35,172
LME Zinc Base Metal (1) 6/2021 USD (70,406) (1,184)
LME Zinc Base Metal (1) 6/2021 USD (70,356) 391
LME Zinc Base Metal (1) 6/2021 USD (70,348) (351)
LME Zinc Base Metal (7) 6/2021 USD (492,931) (41,213)
SPI 200 Index (9) 6/2021 AUD (1,156,301) (8,862)
Coffee 'C' (7) 7/2021 USD (329,175) 11,231
(381,996)
$ (2,281,095)
Forward foreign currency contracts outstanding as of March 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
AUD 600,000 USD 455,709 CITI 6/16/2021 $ 166
AUD 600,000 USD 455,710 JPMC 6/16/2021 166
BRL 1,361,750 USD 235,696 CITI
**
6/16/2021 4,997
BRL 1,361,750 USD 235,696 JPMC
**
6/16/2021 4,996
CAD 4,700,000 USD 3,721,968 CITI 6/16/2021 18,337
CAD 4,700,000 USD 3,721,973 JPMC 6/16/2021 18,333
CLP 83,173,251 USD 114,706 CITI
**
6/16/2021 795
CLP 83,173,249 USD 114,706 JPMC
**
6/16/2021 795
GBP 148,000 USD 203,456 CITI 6/16/2021 622
GBP 148,000 USD 203,456 JPMC 6/16/2021 622
INR 84,240,939 USD 1,131,440 CITI
**
6/16/2021 6,417
INR 84,240,938 USD 1,131,442 JPMC
**
6/16/2021 6,416
KRW 14,687,500 USD 12,976 CITI
**
6/16/2021 48
KRW 14,687,500 USD 12,976 JPMC
**
6/16/2021 48
MXN 46,975,000 USD 2,259,776 CITI 6/16/2021 20,056
MXN 46,975,000 USD 2,259,779 JPMC 6/16/2021 20,053
NOK 4,348,000 USD 506,759 CITI 6/16/2021 1,571

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
NOK 4,348,000 USD 506,760 JPMC 6/16/2021 $ 1,571
RUB 2,370,000 USD 31,051 CITI
**
6/16/2021 32
RUB 2,370,000 USD 31,051 JPMC
**
6/16/2021 32
SGD 11,000 USD 8,169 CITI 6/16/2021 5
SGD 11,000 USD 8,169 JPMC 6/16/2021 5
USD 4,369,441 AUD 5,587,504 CITI 6/16/2021 124,101
USD 4,369,430 AUD 5,587,496 JPMC 6/16/2021 124,095
USD 219,063 BRL 1,211,250 CITI
**
6/16/2021 4,972
USD 219,063 BRL 1,211,250 JPMC
**
6/16/2021 4,972
USD 1,493,842 CAD 1,865,876 CITI 6/16/2021 8,959
USD 1,493,839 CAD 1,865,875 JPMC 6/16/2021 8,958
USD 5,019,058 CHF 4,540,500 CITI 6/16/2021 205,401
USD 5,018,857 CHF 4,540,500 JPMC 6/16/2021 205,201
USD 194,388 CNY 1,270,500 CITI
**
6/16/2021 1,922
USD 194,388 CNY 1,270,500 JPMC
**
6/16/2021 1,922
USD 194,796 CZK 4,274,500 CITI 6/16/2021 2,718
USD 194,796 CZK 4,274,500 JPMC 6/16/2021 2,718
USD 642 DKK 4,000 CITI 6/16/2021 11
USD 642 DKK 4,000 JPMC 6/16/2021 11
USD 15,163,141 EUR 12,475,742 CITI 6/16/2021 510,082
USD 15,134,394 EUR 12,451,732 JPMC 6/16/2021 509,536
USD 4,954,488 GBP 3,549,806 CITI 6/16/2021 59,625
USD 4,936,299 GBP 3,536,803 JPMC 6/16/2021 59,366
USD 763,330 HKD 5,918,000 CITI 6/16/2021 1,951
USD 763,329 HKD 5,918,000 JPMC 6/16/2021 1,950
USD 116,155 HUF 34,932,500 CITI 6/16/2021 3,161
USD 116,155 HUF 34,932,500 JPMC 6/16/2021 3,161
USD 527,605 INR 38,890,000 CITI
**
6/16/2021 2,311
USD 527,605 INR 38,890,000 JPMC
**
6/16/2021 2,310
USD 2,437,219 JPY 257,746,000 CITI 6/16/2021 107,816
USD 2,437,216 JPY 257,746,000 JPMC 6/16/2021 107,813
USD 501,677 KRW 562,612,000 CITI
**
6/16/2021 2,765
USD 501,676 KRW 562,612,000 JPMC
**
6/16/2021 2,764
USD 9,829 MXN 201,500 CITI 6/16/2021 50
USD 9,829 MXN 201,500 JPMC 6/16/2021 50
USD 4,463,338 NOK 37,803,752 CITI 6/16/2021 43,650
USD 4,463,331 NOK 37,803,747 JPMC 6/16/2021 43,645
USD 6,175,481 NZD 8,600,000 CITI 6/16/2021 170,307
USD 6,175,473 NZD 8,600,000 JPMC 6/16/2021 170,299
USD 743,741 PLN 2,827,501 CITI 6/16/2021 28,004
USD 743,739 PLN 2,827,499 JPMC 6/16/2021 28,003
USD 709,015 SEK 5,954,000 CITI 6/16/2021 26,805
USD 709,014 SEK 5,954,000 JPMC 6/16/2021 26,804
USD 292,507 SGD 388,503 CITI 6/16/2021 3,799
USD 292,503 SGD 388,497 JPMC 6/16/2021 3,799
USD 9,547 ZAR 142,000 CITI 6/17/2021 21
USD 9,547 ZAR 142,000 JPMC 6/17/2021 21
ZAR 24,622,879 USD 1,625,478 CITI 6/17/2021 26,356
ZAR 24,622,874 USD 1,625,480 JPMC 6/17/2021 26,353
Total unrealized appreciation 2,774,621
AUD 12,597,000 USD 9,862,166 CITI 6/16/2021 (291,066)
AUD 12,597,000 USD 9,862,178 JPMC 6/16/2021 (291,079)
BRL 4,106,250 USD 747,891 CITI
**
6/16/2021 (22,102)
BRL 4,106,250 USD 747,892 JPMC
**
6/16/2021 (22,102)
CAD 950,000 USD 761,341 CITI 6/16/2021 (5,322)
CAD 950,000 USD 761,342 JPMC 6/16/2021 (5,323)
CHF 1,095,000 USD 1,179,236 CITI 6/16/2021 (18,361)
CHF 1,095,000 USD 1,179,238 JPMC 6/16/2021 (18,363)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
CLP 249,519,752 USD 353,291 CITI
**
6/16/2021 $ (6,788)
CLP 249,519,748 USD 353,291 JPMC
**
6/16/2021 (6,789)
CNY 9,955,003 USD 1,527,940 CITI
**
6/16/2021 (19,876)
CNY 9,954,997 USD 1,527,941 JPMC
**
6/16/2021 (19,878)
CZK 5,128,000 USD 238,493 CITI 6/16/2021 (8,062)
CZK 5,128,000 USD 238,493 JPMC 6/16/2021 (8,062)
DKK 346,500 USD 55,944 CITI 6/16/2021 (1,248)
DKK 346,500 USD 55,944 JPMC 6/16/2021 (1,249)
EUR 7,174,000 USD 8,691,123 CITI 6/16/2021 (265,087)
EUR 7,174,000 USD 8,691,134 JPMC 6/16/2021 (265,098)
GBP 1,596,501 USD 2,225,720 CITI 6/16/2021 (24,288)
GBP 1,596,499 USD 2,225,720 JPMC 6/16/2021 (24,291)
HKD 872,000 USD 112,347 CITI 6/16/2021 (160)
HKD 872,000 USD 112,347 JPMC 6/16/2021 (160)
HUF 98,568,000 USD 333,013 CITI 6/16/2021 (14,183)
HUF 98,568,000 USD 333,013 JPMC 6/16/2021 (14,183)
INR 144,279,563 USD 1,958,311 CITI
**
6/16/2021 (9,501)
INR 144,279,560 USD 1,958,313 JPMC
**
6/16/2021 (9,504)
JPY 374,217,000 USD 3,465,694 CITI 6/16/2021 (83,673)
JPY 374,217,000 USD 3,465,698 JPMC 6/16/2021 (83,678)
KRW 3,614,948,502 USD 3,242,667 CITI
**
6/16/2021 (37,010)
KRW 3,614,948,497 USD 3,242,671 JPMC
**
6/16/2021 (37,014)
MXN 475,500 USD 23,081 CITI 6/16/2021 (4)
MXN 475,500 USD 23,081 JPMC 6/16/2021 (3)
NOK 17,314,500 USD 2,046,602 CITI 6/16/2021 (22,340)
NOK 17,314,500 USD 2,046,604 JPMC 6/16/2021 (22,343)
NZD 750,000 USD 544,486 CITI 6/16/2021 (20,779)
NZD 750,000 USD 544,487 JPMC 6/16/2021 (20,780)
PLN 1,153,501 USD 309,201 CITI 6/16/2021 (17,211)
PLN 1,153,499 USD 309,201 JPMC 6/16/2021 (17,211)
RUB 28,238,500 USD 377,311 CITI
**
6/16/2021 (6,964)
RUB 28,238,500 USD 377,312 JPMC
**
6/16/2021 (6,965)
SEK 8,386,000 USD 1,000,962 CITI 6/16/2021 (40,094)
SEK 8,386,000 USD 1,000,963 JPMC 6/16/2021 (40,095)
SGD 28,000 USD 21,141 CITI 6/16/2021 (333)
SGD 28,000 USD 21,141 JPMC 6/16/2021 (333)
USD 52,796 BRL 301,750 CITI
**
6/16/2021 (540)
USD 52,796 BRL 301,750 JPMC
**
6/16/2021 (540)
USD 4,355,845 CAD 5,501,126 CITI 6/16/2021 (22,003)
USD 4,355,838 CAD 5,501,123 JPMC 6/16/2021 (22,009)
USD 26,416 CZK 588,000 CITI 6/16/2021 (6)
USD 26,416 CZK 588,000 JPMC 6/16/2021 (6)
USD 73,435 GBP 53,500 CITI 6/16/2021 (337)
USD 69,314 GBP 50,500 JPMC 6/16/2021 (321)
USD 3,651 HUF 1,132,500 CITI 6/16/2021 (12)
USD 3,651 HUF 1,132,500 JPMC 6/16/2021 (12)
USD 43,494 INR 3,226,000 CITI
**
6/16/2021 (79)
USD 43,494 INR 3,226,000 JPMC
**
6/16/2021 (79)
USD 303,750 KRW 343,899,500 CITI
**
6/16/2021 (1,212)
USD 303,750 KRW 343,899,500 JPMC
**
6/16/2021 (1,212)
USD 391,696 MXN 8,189,000 CITI 6/16/2021 (5,740)
USD 391,695 MXN 8,189,000 JPMC 6/16/2021 (5,741)
USD 348,850 NOK 2,995,751 CITI 6/16/2021 (1,387)
USD 348,850 NOK 2,995,750 JPMC 6/16/2021 (1,388)
USD 171,564 ZAR 2,616,500 CITI 6/17/2021 (3,964)
USD 171,564 ZAR 2,616,500 JPMC 6/17/2021 (3,965)
ZAR 9,220,625 USD 625,509 CITI 6/17/2021 (6,941)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
AQR MULTI-ASSET FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
ZAR 9,220,624 USD 625,509 JPMC 6/17/2021 $ (6,941)
Total unrealized depreciation (1,913,390)
Net unrealized appreciation $ 861,231
** Non-deliverable forward.

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 14.4%
Federal Republic of Germany
0.50%, 4/15/2030 (a)(b) EUR 2,605,042 3,715,135
French Republic
1.85%, 7/25/2027 (a)(b) 1,343,280 1,956,932
0.10%, 3/1/2029 (a)(b) 705,495 943,392
0.70%, 7/25/2030 (a)(b) 1,470,084 2,106,361
United Kingdom Gilt Inflation Linked
0.13%, 3/22/2026 (a)(b) GBP 114,079 183,731
1.25%, 11/22/2027 (a)(b) 463,002 832,927
0.13%, 8/10/2028 (a)(b) 316,509 541,387
0.13%, 3/22/2029 (a)(b) 521,153 901,265
1.25%, 11/22/2032 (a)(b) 542,712 1,137,156
TOTAL FOREIGN GOVERNMENT SECURITIES
(Cost $11,711,093) 12,318,286
U.S. TREASURY OBLIGATIONS - 23.6%
U.S. Treasury Inflation Linked Notes
0.13%, 10/15/2024 $ 100,000 110,251
0.13%, 4/15/2025 100,000 109,603
0.38%, 7/15/2025 (c) 200,000 242,942
0.13%, 10/15/2025 500,000 548,895
0.13%, 7/15/2026 165,000 196,682
0.38%, 1/15/2027 1,100,000 1,313,182
0.38%, 7/15/2027 1,690,000 2,003,417
0.50%, 1/15/2028 (c) 1,800,000 2,124,039
0.75%, 7/15/2028 1,770,000 2,101,360
0.88%, 1/15/2029 (c) 1,795,000 2,130,091
0.25%, 7/15/2029 2,300,000 2,585,141
0.13%, 1/15/2030 2,500,000 2,746,755
0.13%, 7/15/2030 2,800,000 3,096,395
0.13%, 1/15/2031 800,000 864,399
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $19,541,894) 20,173,152
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 60.0%
INVESTMENT COMPANIES - 31.7%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(d)(e) 658,787 658,787
Limited Purpose Cash Investment
Fund, 0.01% (1)(d) 26,403,972 26,396,050
UBS Select Treasury Preferred
Fund, Class I, 0.01% (1)(d) 8,257 8,257
TOTAL INVESTMENT COMPANIES
(Cost $27,062,400) 27,063,094
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 28.3%
U.S. Treasury Bills
0.11%, 4/1/2021 (f) $ 6,879,000 6,879,000
0.11%, 4/8/2021 (f) 6,627,000 6,626,990
0.12%, 4/15/2021 (f) 601,000 600,996
0.12%, 4/22/2021 (f)(g) 3,202,000 3,201,977
0.11%, 5/13/2021 (f) 1,650,000 1,649,957
0.10%, 5/20/2021 (f) 463,000 462,989
0.09%, 5/27/2021 (f) 295,000 294,993
0.09%, 6/3/2021 (f) 241,000 240,993
0.05%, 8/12/2021 (f)(g) 735,000 734,935
0.04%, 9/23/2021 (f) 213,000 212,968
0.04%, 9/30/2021 (f) 3,291,000 3,290,334
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $24,195,420) 24,196,132
TOTAL SHORT-TERM INVESTMENTS
(Cost $51,257,820) 51,259,226
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 98.0%
(Cost $82,510,807) 83,750,664
OTHER ASSETS IN EXCESS OF
LIABILITIES - 2.0% (h) 1,745,598
NET ASSETS - 100.0% 85,496,262
(a) Inflation protected security.
(b) Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At March 31, 2021, the value of these securities amounted to $12,318,286 or 14.41% of net assets.
(c) All or a portion of the security pledged as collateral for futures contracts.
(d) Represents 7-day effective yield as of March 31, 2021.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) The rate shown was the effective yield at the date of purchase.
(g) All or a portion of the security pledged as collateral for swap contracts.
(h) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
Total return swap contracts outstanding as of March 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cocoa May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/01/2021 USD (23,480) $ 31
Corn May Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/23/2021 USD 846,375 50,676
Corn July Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/25/2021 USD 821,250 24,636
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/29/2021 HKD 4,247,400 1,206
Hang Seng Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/29/2021 HKD 4,247,400 804
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/29/2021 HKD 16,961,650 14,936
KOSPI 200 Index
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 06/10/2021 KRW 1,140,287,500 19,525
Live Cattle April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/01/2021 USD 241,950 4,897
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/04/2021 USD 245,800 3,586
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/04/2021 USD 344,120 3,467
Soybean May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/23/2021 USD 1,293,075 56,743
Soybean July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/25/2021 USD 1,213,588 17,549
Soybean Meal
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/25/2021 USD 212,400 11,573
Soybean Meal
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/25/2021 USD 297,360 16,539
Soybean Meal
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 06/25/2021 USD 637,200 35,813
Soybean Oil May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/23/2021 USD 1,365,336 233,408

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Oil July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/25/2021 USD 182,736 $ 2,252
Sugar No. 11 April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/15/2021 USD (33,085) 1,184
Sugar No. 11 April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/15/2021 USD (16,542) 370
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 06/18/2021 CHF 546,400 11,293
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/21/2021 TWD 36,130,600 18,894
Wheat July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/25/2021 USD 123,150 1,700
531,082
Canada 10
Year Bond June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination BANA 06/21/2021 CAD 693,850 (17,921)
Cocoa May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/01/2021 USD 23,480 (2,875)
Cocoa July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/04/2021 USD 23,850 (36)
Corn May Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/23/2021 USD (846,375) (34,350)
Cotton No. 2 May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/16/2021 USD 40,440 (250)
Cotton No. 2 May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/16/2021 USD 80,880 (1,017)
HSCEI April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/29/2021 HKD 1,094,300 (77)
iBovespa Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/14/2021 BRL 1,165,490 (5,385)
Live Cattle April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/01/2021 USD (241,950) (2,529)
SGX NIFTY
50 Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/29/2021 USD 88,476 (466)
Soybean May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/23/2021 USD (1,293,075) (18,672)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/23/2021 USD (634,800) $ (33,900)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/23/2021 USD (296,240) (15,748)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/23/2021 USD (211,600) (10,907)
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/23/2021 USD 211,600 (1,751)
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/23/2021 USD 296,240 (9,111)
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/23/2021 USD 634,800 (15,695)
Soybean Oil May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/23/2021 USD (571,536) (33,768)
Sugar No. 11 April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/15/2021 USD 16,542 (1,327)
Sugar No. 11 April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/15/2021 USD 33,085 (2,510)
Sugar No. 11
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 06/15/2021 USD 16,542 (230)
Sugar No. 11
June Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/15/2021 USD 33,085 (837)
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/23/2021 USD (123,600) (1,388)
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/23/2021 USD 123,600 (7,363)
(218,113)
$ 312,969

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Amsterdam Exchange Index 4 4/2021 EUR $ 655,905 $ 17,003
CAC 40 10 Euro Index 3 4/2021 EUR 213,408 964
Hang Seng Index 5 4/2021 HKD 910,588 3,361
HSCEI 4 4/2021 HKD 281,525 1,702
LME Aluminum Base Metal 1 4/2021 USD 54,856 4,978
LME Aluminum Base Metal 2 4/2021 USD 109,375 7,787
LME Aluminum Base Metal 2 4/2021 USD 109,800 9,407
LME Aluminum Base Metal 2 4/2021 USD 109,730 10,474
LME Copper Base Metal 1 4/2021 USD 219,825 18,335
LME Copper Base Metal 1 4/2021 USD 219,694 21,154
LME Copper Base Metal 1 4/2021 USD 219,850 19,164
LME Nickel Base Metal 1 4/2021 USD 96,212 (10,997)
LME Zinc Base Metal 2 4/2021 USD 140,413 11,708
SGX NIFTY 50 Index 17 4/2021 USD 501,364 (2,225)
Brent Crude Oil 45 5/2021 USD 2,803,950 (217,139)
Coffee 'C' 9 5/2021 USD 416,813 (8,048)
Cotton No. 2 6 5/2021 USD 242,640 (2,677)
LME Copper Base Metal 1 5/2021 USD 219,613 (5,740)
LME Copper Base Metal 1 5/2021 USD 219,600 (18,028)
LME Copper Base Metal 1 5/2021 USD 219,725 1,222
LME Copper Base Metal 1 5/2021 USD 219,613 (7,890)
LME Lead Base Metal 1 5/2021 USD 49,027 (1,883)
LME Nickel Base Metal 1 5/2021 USD 96,229 (9,715)
LME Zinc Base Metal 1 5/2021 USD 70,240 6,362
NY Harbor ULSD 12 5/2021 USD 893,491 (67,568)
RBOB Gasoline 12 5/2021 USD 984,614 (50,931)
Silver 5 5/2021 USD 613,300 (56,364)
WTI Crude Oil 18 5/2021 USD 1,065,240 (77,021)
100 oz Gold 9 6/2021 USD 1,544,040 (1,887)
Australia 10 Year Bond 35 6/2021 AUD 3,671,667 (17,649)
Canada 10 Year Bond 36 6/2021 CAD 3,975,269 (129,260)
DAX Index 1 6/2021 EUR 440,613 13,094
EURO STOXX 50 Index 3 6/2021 EUR 136,010 2,815
Euro-Bund 75 6/2021 EUR 15,064,504 (963)
FTSE 100 Index 3 6/2021 GBP 276,251 (1,955)
FTSE/JSE Top 40 Index 4 6/2021 ZAR 165,799 (2,190)
FTSE/MIB Index 6 6/2021 EUR 858,205 12,645
Japan 10 Year Bond Mini 4 6/2021 JPY 545,315 (417)
Lean Hogs 9 6/2021 USD 379,080 1,840
Live Cattle 17 6/2021 USD 835,720 15,464
LME Aluminum Base Metal 1 6/2021 USD 55,228 (1,788)
LME Aluminum Base Metal 1 6/2021 USD 55,213 (340)
LME Aluminum Base Metal 1 6/2021 USD 55,186 766
LME Aluminum Base Metal 2 6/2021 USD 110,322 1,864
LME Aluminum Base Metal 2 6/2021 USD 110,339 2,635
LME Aluminum Base Metal 2 6/2021 USD 110,355 1,646
LME Aluminum Base Metal 2 6/2021 USD 110,463 (1,043)
LME Aluminum Base Metal 29 6/2021 USD 1,601,344 106,123
LME Copper Base Metal 1 6/2021 USD 219,703 (2,225)
LME Copper Base Metal 1 6/2021 USD 219,701 (4,902)
LME Copper Base Metal 21 6/2021 USD 4,613,569 414,635
LME Lead Base Metal 3 6/2021 USD 147,881 (5,645)
LME Nickel Base Metal 1 6/2021 USD 96,333 (2,166)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Nickel Base Metal 4 6/2021 USD $ 385,464 $ (42,986)
LME Zinc Base Metal 8 6/2021 USD 563,350 4,913
Long Gilt 6 6/2021 GBP 1,055,373 (7,193)
Low Sulphur Gasoil 11 6/2021 USD 560,725 (40,679)
Russell 2000 E-Mini Index 10 6/2021 USD 1,111,250 (56,631)
S&P 500 E-Mini Index 81 6/2021 USD 16,067,970 151,659
S&P Midcap 400 E-Mini Index 5 6/2021 USD 1,302,650 (19,154)
S&P/TSX 60 Index 6 6/2021 CAD 1,060,969 (1,944)
SPI 200 Index 2 6/2021 AUD 256,956 (1,768)
Sugar No. 11 74 6/2021 USD 1,224,138 (35,918)
TOPIX Index 16 6/2021 JPY 2,823,572 93,813
U.S. Treasury 10 Year Note 452 6/2021 USD 59,183,749 (1,539,708)
Cocoa 11 7/2021 USD 262,350 (5,601)
Corn 42 7/2021 USD 1,149,750 37,200
KC HRW Wheat 4 7/2021 USD 116,350 (1,318)
Silver 1 7/2021 USD 122,860 1,436
Soybean 6 7/2021 USD 428,325 6,064
Wheat 14 7/2021 USD 431,025 2,819
Feeder Cattle 1 8/2021 USD 78,638 1,122
(1,455,382)
Short Contracts
LME Aluminum Base Metal (1) 4/2021 USD (54,856) (4,923)
LME Aluminum Base Metal (2) 4/2021 USD (109,375) (7,917)
LME Aluminum Base Metal (2) 4/2021 USD (109,800) (9,230)
LME Aluminum Base Metal (2) 4/2021 USD (109,730) (10,568)
LME Copper Base Metal (1) 4/2021 USD (219,694) (21,308)
LME Copper Base Metal (1) 4/2021 USD (219,850) (19,215)
LME Copper Base Metal (1) 4/2021 USD (219,825) (18,328)
LME Nickel Base Metal (1) 4/2021 USD (96,212) 10,945
LME Zinc Base Metal (2) 4/2021 USD (140,413) (11,938)
LME Copper Base Metal (1) 5/2021 USD (219,613) 6,491
LME Copper Base Metal (1) 5/2021 USD (219,613) 8,192
LME Copper Base Metal (1) 5/2021 USD (219,725) (1,218)
LME Copper Base Metal (1) 5/2021 USD (219,600) 17,832
LME Lead Base Metal (1) 5/2021 USD (49,027) 1,921
LME Nickel Base Metal (1) 5/2021 USD (96,229) 9,608
LME Zinc Base Metal (1) 5/2021 USD (70,240) (6,432)
LME Aluminum Base Metal (1) 6/2021 USD (55,228) 1,653
LME Aluminum Base Metal (1) 6/2021 USD (55,186) (914)
LME Aluminum Base Metal (1) 6/2021 USD (55,213) 3
LME Aluminum Base Metal (2) 6/2021 USD (110,463) 1,069
LME Aluminum Base Metal (2) 6/2021 USD (110,339) (2,194)
LME Aluminum Base Metal (2) 6/2021 USD (110,322) (1,728)
LME Aluminum Base Metal (2) 6/2021 USD (110,355) (1,461)
LME Aluminum Base Metal (10) 6/2021 USD (552,188) (22,252)
LME Copper Base Metal (1) 6/2021 USD (219,703) 1,819
LME Copper Base Metal (1) 6/2021 USD (219,701) 3,339
LME Copper Base Metal (6) 6/2021 USD (1,318,163) 36,368
LME Nickel Base Metal (1) 6/2021 USD (96,333) 2,140
LME Nickel Base Metal (1) 6/2021 USD (96,366) 2,127
LME Zinc Base Metal (3) 6/2021 USD (211,256) (18,002)
Coffee 'C' (3) 7/2021 USD (141,075) 3,585
(50,536)
$ (1,505,918)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
AQR RISK PARITY II MV FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
Forward foreign currency contracts outstanding as of March 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 5,080,832 EUR 4,175,408 CITI 6/16/2021 $ 176,715
USD 5,080,817 EUR 4,175,401 JPMC 6/16/2021 176,708
USD 2,218,236 GBP 1,583,417 CITI 6/16/2021 34,847
USD 2,218,228 GBP 1,583,413 JPMC 6/16/2021 34,844
Total unrealized appreciation 423,114
EUR 384,000 USD 459,145 CITI 6/16/2021 (8,128)
GBP 405,000 USD 564,351 CITI 6/16/2021 (5,892)
Total unrealized depreciation (14,020)
Net unrealized appreciation $ 409,094

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
SHORT-TERM INVESTMENTS - 89.2%
INVESTMENT COMPANIES - 47.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments
Fund, 0.01% (1)(a)(b) 74,674 74,674
Limited Purpose Cash Investment
Fund, 0.01% (1)(a) 53,937,565 53,921,384
UBS Select Treasury Preferred
Fund, Class I, 0.01% (1)(a) 963 963
TOTAL INVESTMENT COMPANIES
(Cost $53,994,394) 53,997,021
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 41.6%
U.S. Treasury Bills
0.11%, 4/1/2021 (c) $ 2,382,000 2,382,000
0.12%, 4/15/2021 (c) 244,000 243,999
0.12%, 4/22/2021 (c) 2,131,000 2,130,984
0.11%, 4/29/2021 (c) 446,000 445,996
0.11%, 5/13/2021 (c) 739,000 738,981
0.10%, 5/20/2021 (c) 527,000 526,987
0.09%, 5/27/2021 (c) 1,505,000 1,504,965
INVESTMENTS
PRINCIPAL
AMOUNT VALUE ($)
U.S. TREASURY OBLIGATIONS - 41.6% (continued)
0.10%, 7/1/2021 (c) $ 10,213,000 10,212,419
0.09%, 7/8/2021 (b)(c) 1,336,000 1,335,940
0.09%, 7/15/2021 (c) 2,906,000 2,905,883
0.09%, 7/22/2021 (c) 1,616,000 1,615,925
0.09%, 7/29/2021 (c) 2,507,000 2,506,845
0.07%, 8/5/2021 (c) 8,768,000 8,767,386
0.05%, 8/12/2021 (c) 1,065,000 1,064,905
0.06%, 8/19/2021 (c) 2,126,000 2,125,802
0.04%, 8/26/2021 (c) 948,000 947,908
0.06%, 9/2/2021 (c) 2,778,000 2,777,718
0.06%, 9/16/2021 (c) 2,013,000 2,012,751
0.04%, 9/23/2021 (c) 883,000 882,867
0.04%, 9/30/2021 (c) 2,162,000 2,161,563
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $47,284,723) 47,291,824
TOTAL SHORT-TERM INVESTMENTS
(Cost $101,279,117) 101,288,845
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 89.2%
(Cost $101,279,117) 101,288,845
OTHER ASSETS IN EXCESS OF
LIABILITIES - 10.8% (d) 12,261,707
NET ASSETS - 100.0% 113,550,552
(a) Represents 7-day effective yield as of March 31, 2021.
(b) All or a portion of the security pledged as collateral for swap contracts.
(c) The rate shown was the effective yield at the date of purchase.
(d) Includes appreciation/(depreciation) on futures and swap contracts.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
Total return swap contracts outstanding as of March 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Corn May Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/23/2021 USD 56,425 $ 3,437
Corn May Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/23/2021 USD 4,570,425 274,030
Corn July Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 06/25/2021 USD 27,375 508
Corn July Futures Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/25/2021 USD 793,875 24,007
Cotton No. 2 May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/16/2021 USD (40,440) –

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Cotton No. 2 July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/11/2021 USD 41,085 $ 15
Live Cattle June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/04/2021 USD 294,960 4,182
Soybean May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/23/2021 USD 359,188 19,704
Soybean Meal
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 06/25/2021 USD 892,080 49,217
Soybean Meal
July Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/25/2021 USD 3,101,040 169,259
Soybean Oil May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/23/2021 USD 2,952,936 504,321
Soybean Oil July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 06/25/2021 USD 304,560 3,754
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/23/2021 USD (61,800) 840
Wheat July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 06/25/2021 USD (61,575) 2,935
Wheat July
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 06/25/2021 USD (30,788) 147
Wheat July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 06/25/2021 USD 30,788 225
Wheat July
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 06/25/2021 USD 61,575 1,043
1,057,624
Corn May Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/23/2021 USD (4,570,425) (231,406)
Corn May Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/23/2021 USD (56,425) (2,302)
Corn July Futures Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 06/25/2021 USD (27,375) (1,149)
Cotton No. 2 May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/16/2021 USD 80,880 (1,060)
Soybean May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/23/2021 USD (359,188) (16,125)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/23/2021 USD (3,089,360) $ (159,670)
Soybean Meal
May Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MACQ 04/23/2021 USD (888,720) (46,481)
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MACQ 04/23/2021 USD 888,720 (32,264)
Soybean Meal
May Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination SOCG 04/23/2021 USD 3,089,360 (40,748)
Soybean Oil May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination SOCG 04/23/2021 USD (1,619,352) (97,477)
Wheat May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/23/2021 USD (61,800) (875)
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/23/2021 USD 61,800 (3,467)
Wheat May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/23/2021 USD 61,800 (2,276)
(635,300)
$ 422,324
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
LME Aluminum Base Metal 1 4/2021 USD $ 54,716 $ 4,213
LME Aluminum Base Metal 1 4/2021 USD 54,702 3,861
LME Aluminum Base Metal 2 4/2021 USD 109,600 9,146
LME Aluminum Base Metal 3 4/2021 USD 164,779 15,313
LME Aluminum Base Metal 3 4/2021 USD 164,726 14,466
LME Aluminum Base Metal 11 4/2021 USD 601,563 42,049
LME Aluminum Base Metal 11 4/2021 USD 602,924 53,912
LME Aluminum Base Metal 17 4/2021 USD 932,556 84,631
LME Aluminum Base Metal 17 4/2021 USD 932,705 89,030
LME Aluminum Base Metal 24 4/2021 USD 1,318,440 127,981
LME Aluminum Base Metal 34 4/2021 USD 1,867,195 177,728
LME Aluminum Base Metal 45 4/2021 USD 2,470,500 210,379
LME Copper Base Metal 1 4/2021 USD 219,694 16,321
LME Copper Base Metal 2 4/2021 USD 439,416 35,992
LME Copper Base Metal 2 4/2021 USD 439,407 48,074
LME Copper Base Metal 2 4/2021 USD 439,627 39,688
LME Copper Base Metal 2 4/2021 USD 439,557 40,626
LME Copper Base Metal 2 4/2021 USD 439,613 39,517

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 3 4/2021 USD $ 659,231 $ 64,636
LME Copper Base Metal 14 4/2021 USD 3,076,003 288,800
LME Copper Base Metal 16 4/2021 USD 3,517,200 293,063
LME Copper Base Metal 25 4/2021 USD 5,492,544 613,338
LME Lead Base Metal 1 4/2021 USD 48,873 (1,993)
LME Lead Base Metal 1 4/2021 USD 48,880 (1,390)
LME Lead Base Metal 1 4/2021 USD 48,919 (1,547)
LME Lead Base Metal 1 4/2021 USD 48,820 (1,951)
LME Lead Base Metal 2 4/2021 USD 97,715 (1,490)
LME Lead Base Metal 3 4/2021 USD 146,891 (7,018)
LME Lead Base Metal 3 4/2021 USD 146,595 (6,289)
LME Lead Base Metal 4 4/2021 USD 195,927 (5,084)
LME Lead Base Metal 4 4/2021 USD 195,700 (10,011)
LME Lead Base Metal 9 4/2021 USD 440,593 (23,125)
LME Lead Base Metal 9 4/2021 USD 440,755 (14,875)
LME Nickel Base Metal 1 4/2021 USD 96,153 (9,510)
LME Nickel Base Metal 1 4/2021 USD 96,180 (14,193)
LME Nickel Base Metal 1 4/2021 USD 96,135 (10,965)
LME Nickel Base Metal 2 4/2021 USD 192,366 (24,040)
LME Nickel Base Metal 3 4/2021 USD 288,585 (39,354)
LME Nickel Base Metal 4 4/2021 USD 384,659 (46,921)
LME Nickel Base Metal 5 4/2021 USD 481,018 (52,407)
LME Nickel Base Metal 9 4/2021 USD 865,909 (98,977)
LME Zinc Base Metal 1 4/2021 USD 70,140 (1,613)
LME Zinc Base Metal 1 4/2021 USD 70,148 (1,105)
LME Zinc Base Metal 2 4/2021 USD 140,263 (868)
LME Zinc Base Metal 2 4/2021 USD 140,363 6,626
LME Zinc Base Metal 2 4/2021 USD 140,413 11,708
LME Zinc Base Metal 3 4/2021 USD 210,581 8,585
LME Zinc Base Metal 3 4/2021 USD 210,544 6,683
LME Zinc Base Metal 7 4/2021 USD 491,379 32,158
LME Zinc Base Metal 19 4/2021 USD 1,333,800 111,569
Brent Crude Oil 294 5/2021 USD 18,319,140 (1,407,522)
Coffee 'C' 70 5/2021 USD 3,241,875 (54,126)
Cotton No. 2 31 5/2021 USD 1,253,640 (61,396)
LME Aluminum Base Metal 1 5/2021 USD 54,979 4,676
LME Aluminum Base Metal 1 5/2021 USD 55,044 3,242
LME Aluminum Base Metal 1 5/2021 USD 55,046 (707)
LME Aluminum Base Metal 1 5/2021 USD 55,006 1,185
LME Aluminum Base Metal 2 5/2021 USD 110,075 2,619
LME Aluminum Base Metal 5 5/2021 USD 275,165 15,377
LME Aluminum Base Metal 13 5/2021 USD 714,610 70,325
LME Aluminum Base Metal 21 5/2021 USD 1,155,357 53,174
LME Copper Base Metal 1 5/2021 USD 219,736 13,664
LME Copper Base Metal 1 5/2021 USD 219,733 12,805
LME Copper Base Metal 1 5/2021 USD 219,608 (10,738)
LME Copper Base Metal 2 5/2021 USD 439,431 43,626
LME Copper Base Metal 2 5/2021 USD 439,443 38,949
LME Copper Base Metal 5 5/2021 USD 1,098,563 120,192
LME Copper Base Metal 6 5/2021 USD 1,317,675 (34,441)
LME Copper Base Metal 8 5/2021 USD 1,758,000 79,957
LME Copper Base Metal 8 5/2021 USD 1,756,900 (67,247)
LME Lead Base Metal 2 5/2021 USD 98,288 (7,302)
LME Lead Base Metal 2 5/2021 USD 98,302 (7,946)
LME Lead Base Metal 2 5/2021 USD 98,072 (4,197)
LME Lead Base Metal 2 5/2021 USD 98,108 (5,212)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 2 5/2021 USD $ 98,288 $ (8,469)
LME Lead Base Metal 3 5/2021 USD 147,431 (12,552)
LME Lead Base Metal 4 5/2021 USD 196,107 (6,753)
LME Lead Base Metal 4 5/2021 USD 196,395 (15,598)
LME Lead Base Metal 4 5/2021 USD 196,655 (16,196)
LME Lead Base Metal 5 5/2021 USD 245,656 (24,232)
LME Lead Base Metal 9 5/2021 USD 441,727 (28,772)
LME Nickel Base Metal 1 5/2021 USD 96,279 (20,784)
LME Nickel Base Metal 1 5/2021 USD 96,261 (15,312)
LME Nickel Base Metal 1 5/2021 USD 96,294 (21,579)
LME Nickel Base Metal 1 5/2021 USD 96,255 (14,828)
LME Nickel Base Metal 2 5/2021 USD 192,568 (43,238)
LME Nickel Base Metal 5 5/2021 USD 481,380 (81,135)
LME Nickel Base Metal 8 5/2021 USD 769,834 (82,000)
LME Zinc Base Metal 1 5/2021 USD 70,298 (672)
LME Zinc Base Metal 2 5/2021 USD 140,496 7,680
LME Zinc Base Metal 3 5/2021 USD 210,869 (6,214)
LME Zinc Base Metal 3 5/2021 USD 210,919 (1,865)
LME Zinc Base Metal 15 5/2021 USD 1,053,593 90,086
Natural Gas 5 5/2021 USD 133,350 (1,649)
NY Harbor ULSD 63 5/2021 USD 4,690,829 (387,258)
RBOB Gasoline 90 5/2021 USD 7,384,608 (354,235)
Silver 43 5/2021 USD 5,274,380 (470,819)
Soybean Oil 120 5/2021 USD 3,810,240 565,239
100 oz Gold 158 6/2021 USD 27,106,479 (138,309)
Lean Hogs 26 6/2021 USD 1,095,120 (1,298)
Live Cattle 101 6/2021 USD 4,965,160 84,234
LME Aluminum Base Metal 1 6/2021 USD 55,228 (1,788)
LME Aluminum Base Metal 1 6/2021 USD 55,241 (774)
LME Aluminum Base Metal 1 6/2021 USD 55,251 (577)
LME Aluminum Base Metal 2 6/2021 USD 110,413 (928)
LME Aluminum Base Metal 8 6/2021 USD 440,826 9,602
LME Aluminum Base Metal 9 6/2021 USD 496,913 (3,016)
LME Aluminum Base Metal 11 6/2021 USD 606,771 10,173
LME Aluminum Base Metal 12 6/2021 USD 662,130 9,879
LME Aluminum Base Metal 26 6/2021 USD 1,435,688 4,343
LME Aluminum Base Metal 34 6/2021 USD 1,875,755 44,795
LME Aluminum Base Metal 43 6/2021 USD 2,370,504 41,984
LME Aluminum Base Metal 75 6/2021 USD 4,138,931 72,578
LME Aluminum Base Metal 385 6/2021 USD 21,259,219 1,200,951
LME Copper Base Metal 1 6/2021 USD 219,619 379
LME Copper Base Metal 1 6/2021 USD 219,669 (6,004)
LME Copper Base Metal 1 6/2021 USD 219,606 (6,714)
LME Copper Base Metal 1 6/2021 USD 219,656 (7,996)
LME Copper Base Metal 1 6/2021 USD 219,613 (5,459)
LME Copper Base Metal 1 6/2021 USD 219,681 (10,679)
LME Copper Base Metal 2 6/2021 USD 439,409 (6,196)
LME Copper Base Metal 2 6/2021 USD 439,225 (13,130)
LME Copper Base Metal 2 6/2021 USD 439,402 (9,803)
LME Copper Base Metal 3 6/2021 USD 658,913 (3,570)
LME Copper Base Metal 5 6/2021 USD 1,098,490 (41,924)
LME Copper Base Metal 6 6/2021 USD 1,317,638 (38,709)
LME Copper Base Metal 8 6/2021 USD 1,757,622 (17,799)
LME Copper Base Metal 10 6/2021 USD 2,197,063 (61,717)
LME Copper Base Metal 11 6/2021 USD 2,416,631 (3,573)
LME Copper Base Metal 175 6/2021 USD 38,446,405 2,991,894

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Lead Base Metal 1 6/2021 USD $ 49,203 $ (2,885)
LME Lead Base Metal 1 6/2021 USD 49,255 (111)
LME Lead Base Metal 1 6/2021 USD 49,341 69
LME Lead Base Metal 1 6/2021 USD 49,216 (2,387)
LME Lead Base Metal 1 6/2021 USD 49,331 (65)
LME Lead Base Metal 2 6/2021 USD 98,536 530
LME Lead Base Metal 2 6/2021 USD 98,588 2,719
LME Lead Base Metal 3 6/2021 USD 147,667 (4,140)
LME Lead Base Metal 3 6/2021 USD 147,784 251
LME Lead Base Metal 3 6/2021 USD 147,971 (370)
LME Lead Base Metal 3 6/2021 USD 147,881 273
LME Lead Base Metal 3 6/2021 USD 147,628 (8,574)
LME Lead Base Metal 4 6/2021 USD 197,400 3,258
LME Lead Base Metal 76 6/2021 USD 3,746,325 (139,847)
LME Nickel Base Metal 1 6/2021 USD 96,393 (600)
LME Nickel Base Metal 1 6/2021 USD 96,363 (300)
LME Nickel Base Metal 1 6/2021 USD 96,396 111
LME Nickel Base Metal 1 6/2021 USD 96,368 (285)
LME Nickel Base Metal 1 6/2021 USD 96,352 (2,231)
LME Nickel Base Metal 1 6/2021 USD 96,350 (583)
LME Nickel Base Metal 1 6/2021 USD 96,325 (14,888)
LME Nickel Base Metal 3 6/2021 USD 289,224 (592)
LME Nickel Base Metal 4 6/2021 USD 385,316 (61,094)
LME Nickel Base Metal 5 6/2021 USD 481,605 (77,460)
LME Nickel Base Metal 5 6/2021 USD 481,720 (5,072)
LME Nickel Base Metal 9 6/2021 USD 866,997 (11,178)
LME Nickel Base Metal 20 6/2021 USD 1,927,265 (22,383)
LME Nickel Base Metal 66 6/2021 USD 6,360,156 (386,845)
LME Zinc Base Metal 1 6/2021 USD 70,415 1,337
LME Zinc Base Metal 1 6/2021 USD 70,373 1,008
LME Zinc Base Metal 1 6/2021 USD 70,423 1,020
LME Zinc Base Metal 1 6/2021 USD 70,348 445
LME Zinc Base Metal 2 6/2021 USD 140,788 232
LME Zinc Base Metal 2 6/2021 USD 140,813 1,722
LME Zinc Base Metal 3 6/2021 USD 211,269 (902)
LME Zinc Base Metal 3 6/2021 USD 211,069 (2,075)
LME Zinc Base Metal 4 6/2021 USD 281,850 225
LME Zinc Base Metal 5 6/2021 USD 352,156 1,142
LME Zinc Base Metal 14 6/2021 USD 985,103 (692)
LME Zinc Base Metal 62 6/2021 USD 4,365,963 23,745
Sugar No. 11 447 6/2021 USD 7,394,453 (254,075)
Cocoa 166 7/2021 USD 3,959,100 (106,345)
Copper 7 7/2021 USD 700,088 (9,478)
Corn 635 7/2021 USD 17,383,125 541,372
Cotton No. 2 38 7/2021 USD 1,561,230 (29,157)
Silver 11 7/2021 USD 1,351,460 15,840
Soybean 47 7/2021 USD 3,355,213 62,643
Soybean Meal 93 7/2021 USD 3,950,640 218,684
Soybean Oil 28 7/2021 USD 852,768 42,988
Wheat 108 7/2021 USD 3,325,050 (2,957)
Feeder Cattle 53 8/2021 USD 4,167,788 37,516
3,863,577
Short Contracts
LME Aluminum Base Metal (1) 4/2021 USD (54,702) (3,946)
LME Aluminum Base Metal (1) 4/2021 USD (54,716) (4,106)
LME Aluminum Base Metal (2) 4/2021 USD (109,600) (9,355)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Aluminum Base Metal (3) 4/2021 USD $ (164,726) $ (13,460)
LME Aluminum Base Metal (3) 4/2021 USD (164,779) (16,063)
LME Aluminum Base Metal (11) 4/2021 USD (601,563) (42,850)
LME Aluminum Base Metal (11) 4/2021 USD (602,924) (52,956)
LME Aluminum Base Metal (17) 4/2021 USD (932,705) (89,832)
LME Aluminum Base Metal (17) 4/2021 USD (932,556) (83,574)
LME Aluminum Base Metal (24) 4/2021 USD (1,318,440) (129,872)
LME Aluminum Base Metal (34) 4/2021 USD (1,867,195) (187,696)
LME Aluminum Base Metal (45) 4/2021 USD (2,470,500) (207,760)
LME Copper Base Metal (1) 4/2021 USD (219,694) (17,196)
LME Copper Base Metal (2) 4/2021 USD (439,416) (36,471)
LME Copper Base Metal (2) 4/2021 USD (439,613) (39,818)
LME Copper Base Metal (2) 4/2021 USD (439,557) (40,129)
LME Copper Base Metal (2) 4/2021 USD (439,407) (47,062)
LME Copper Base Metal (2) 4/2021 USD (439,627) (40,932)
LME Copper Base Metal (3) 4/2021 USD (659,231) (62,239)
LME Copper Base Metal (14) 4/2021 USD (3,076,003) (298,440)
LME Copper Base Metal (16) 4/2021 USD (3,517,200) (293,242)
LME Copper Base Metal (25) 4/2021 USD (5,492,544) (651,986)
LME Lead Base Metal (1) 4/2021 USD (48,873) 2,231
LME Lead Base Metal (1) 4/2021 USD (48,919) 1,654
LME Lead Base Metal (1) 4/2021 USD (48,820) 2,248
LME Lead Base Metal (1) 4/2021 USD (48,880) 1,317
LME Lead Base Metal (2) 4/2021 USD (97,715) 1,493
LME Lead Base Metal (3) 4/2021 USD (146,891) 7,151
LME Lead Base Metal (3) 4/2021 USD (146,595) 6,322
LME Lead Base Metal (4) 4/2021 USD (195,927) 5,048
LME Lead Base Metal (4) 4/2021 USD (195,700) 9,224
LME Lead Base Metal (9) 4/2021 USD (440,755) 11,922
LME Lead Base Metal (9) 4/2021 USD (440,593) 20,834
LME Nickel Base Metal (1) 4/2021 USD (96,180) 14,157
LME Nickel Base Metal (1) 4/2021 USD (96,135) 12,342
LME Nickel Base Metal (1) 4/2021 USD (96,153) 9,654
LME Nickel Base Metal (2) 4/2021 USD (192,366) 24,709
LME Nickel Base Metal (3) 4/2021 USD (288,585) 39,397
LME Nickel Base Metal (4) 4/2021 USD (384,659) 47,330
LME Nickel Base Metal (5) 4/2021 USD (481,018) 47,718
LME Nickel Base Metal (9) 4/2021 USD (865,909) 98,510
LME Zinc Base Metal (1) 4/2021 USD (70,140) 1,599
LME Zinc Base Metal (1) 4/2021 USD (70,148) 1,262
LME Zinc Base Metal (2) 4/2021 USD (140,413) (11,938)
LME Zinc Base Metal (2) 4/2021 USD (140,363) (6,867)
LME Zinc Base Metal (2) 4/2021 USD (140,263) 1,537
LME Zinc Base Metal (3) 4/2021 USD (210,581) (9,278)
LME Zinc Base Metal (3) 4/2021 USD (210,544) (7,003)
LME Zinc Base Metal (7) 4/2021 USD (491,379) (35,960)
LME Zinc Base Metal (19) 4/2021 USD (1,333,800) (105,265)
LME Aluminum Base Metal (1) 5/2021 USD (55,044) (3,172)
LME Aluminum Base Metal (1) 5/2021 USD (54,979) (4,736)
LME Aluminum Base Metal (1) 5/2021 USD (55,006) (1,059)
LME Aluminum Base Metal (1) 5/2021 USD (55,046) 666
LME Aluminum Base Metal (2) 5/2021 USD (110,075) (2,160)
LME Aluminum Base Metal (5) 5/2021 USD (275,165) (15,680)
LME Aluminum Base Metal (13) 5/2021 USD (714,610) (69,698)
LME Aluminum Base Metal (21) 5/2021 USD (1,155,357) (57,644)
LME Copper Base Metal (1) 5/2021 USD (219,736) (14,188)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (1) 5/2021 USD $ (219,608) $ 11,039
LME Copper Base Metal (1) 5/2021 USD (219,733) (12,790)
LME Copper Base Metal (2) 5/2021 USD (439,443) (38,323)
LME Copper Base Metal (2) 5/2021 USD (439,431) (44,110)
LME Copper Base Metal (5) 5/2021 USD (1,098,563) (120,250)
LME Copper Base Metal (6) 5/2021 USD (1,317,675) 38,947
LME Copper Base Metal (8) 5/2021 USD (1,758,000) (78,821)
LME Copper Base Metal (8) 5/2021 USD (1,756,900) 74,180
LME Lead Base Metal (2) 5/2021 USD (98,288) 8,257
LME Lead Base Metal (2) 5/2021 USD (98,108) 5,362
LME Lead Base Metal (2) 5/2021 USD (98,302) 8,168
LME Lead Base Metal (2) 5/2021 USD (98,072) 4,573
LME Lead Base Metal (2) 5/2021 USD (98,288) 7,357
LME Lead Base Metal (3) 5/2021 USD (147,431) 12,811
LME Lead Base Metal (4) 5/2021 USD (196,655) 16,834
LME Lead Base Metal (4) 5/2021 USD (196,107) 7,682
LME Lead Base Metal (4) 5/2021 USD (196,395) 15,394
LME Lead Base Metal (5) 5/2021 USD (245,656) 24,827
LME Lead Base Metal (9) 5/2021 USD (441,727) 29,092
LME Nickel Base Metal (1) 5/2021 USD (96,255) 14,862
LME Nickel Base Metal (1) 5/2021 USD (96,294) 20,343
LME Nickel Base Metal (1) 5/2021 USD (96,261) 14,196
LME Nickel Base Metal (1) 5/2021 USD (96,279) 20,811
LME Nickel Base Metal (2) 5/2021 USD (192,568) 42,356
LME Nickel Base Metal (5) 5/2021 USD (481,380) 80,787
LME Nickel Base Metal (8) 5/2021 USD (769,834) 82,262
LME Zinc Base Metal (1) 5/2021 USD (70,298) 1,099
LME Zinc Base Metal (2) 5/2021 USD (140,496) (7,402)
LME Zinc Base Metal (3) 5/2021 USD (210,919) 1,997
LME Zinc Base Metal (3) 5/2021 USD (210,869) 6,623
LME Zinc Base Metal (15) 5/2021 USD (1,053,593) (86,445)
WTI Crude Oil (93) 5/2021 USD (5,503,740) 479,977
LME Aluminum Base Metal (1) 6/2021 USD (55,228) 1,759
LME Aluminum Base Metal (1) 6/2021 USD (55,251) 759
LME Aluminum Base Metal (1) 6/2021 USD (55,241) 938
LME Aluminum Base Metal (2) 6/2021 USD (110,413) 557
LME Aluminum Base Metal (8) 6/2021 USD (440,826) (10,317)
LME Aluminum Base Metal (9) 6/2021 USD (496,913) 3,216
LME Aluminum Base Metal (11) 6/2021 USD (606,771) (9,503)
LME Aluminum Base Metal (12) 6/2021 USD (662,130) (8,765)
LME Aluminum Base Metal (26) 6/2021 USD (1,435,688) 2,554
LME Aluminum Base Metal (34) 6/2021 USD (1,875,755) (37,305)
LME Aluminum Base Metal (43) 6/2021 USD (2,370,504) (36,531)
LME Aluminum Base Metal (75) 6/2021 USD (4,138,931) (73,082)
LME Aluminum Base Metal (212) 6/2021 USD (11,706,375) (592,773)
LME Copper Base Metal (1) 6/2021 USD (219,681) 10,691
LME Copper Base Metal (1) 6/2021 USD (219,613) 5,625
LME Copper Base Metal (1) 6/2021 USD (219,669) 6,389
LME Copper Base Metal (1) 6/2021 USD (219,656) 7,953
LME Copper Base Metal (1) 6/2021 USD (219,606) 6,135
LME Copper Base Metal (1) 6/2021 USD (219,619) (567)
LME Copper Base Metal (2) 6/2021 USD (439,402) 6,694
LME Copper Base Metal (2) 6/2021 USD (439,409) 5,561
LME Copper Base Metal (2) 6/2021 USD (439,225) 12,352
LME Copper Base Metal (3) 6/2021 USD (658,913) 2,464
LME Copper Base Metal (5) 6/2021 USD (1,098,490) 44,559

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
AQR RISK-BALANCED COMMODITIES STRATEGY FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
LME Copper Base Metal (6) 6/2021 USD $ (1,317,638) $ 36,142
LME Copper Base Metal (8) 6/2021 USD (1,757,622) 14,550
LME Copper Base Metal (10) 6/2021 USD (2,197,063) 60,148
LME Copper Base Metal (11) 6/2021 USD (2,416,631) 19,300
LME Copper Base Metal (57) 6/2021 USD (12,522,544) 107,070
LME Lead Base Metal (1) 6/2021 USD (49,255) 130
LME Lead Base Metal (1) 6/2021 USD (49,341) (368)
LME Lead Base Metal (1) 6/2021 USD (49,203) 2,795
LME Lead Base Metal (1) 6/2021 USD (49,331) 110
LME Lead Base Metal (1) 6/2021 USD (49,216) 2,382
LME Lead Base Metal (2) 6/2021 USD (98,588) (2,790)
LME Lead Base Metal (2) 6/2021 USD (98,536) (648)
LME Lead Base Metal (3) 6/2021 USD (147,667) 3,863
LME Lead Base Metal (3) 6/2021 USD (147,784) (1,438)
LME Lead Base Metal (3) 6/2021 USD (147,881) (524)
LME Lead Base Metal (3) 6/2021 USD (147,971) (127)
LME Lead Base Metal (3) 6/2021 USD (147,628) 8,064
LME Lead Base Metal (4) 6/2021 USD (197,400) (3,991)
LME Lead Base Metal (37) 6/2021 USD (1,823,869) 75,688
LME Nickel Base Metal (1) 6/2021 USD (96,325) 14,582
LME Nickel Base Metal (1) 6/2021 USD (96,396) (129)
LME Nickel Base Metal (1) 6/2021 USD (96,393) 594
LME Nickel Base Metal (1) 6/2021 USD (96,363) 564
LME Nickel Base Metal (1) 6/2021 USD (96,368) 170
LME Nickel Base Metal (1) 6/2021 USD (96,352) 1,865
LME Nickel Base Metal (1) 6/2021 USD (96,350) 848
LME Nickel Base Metal (3) 6/2021 USD (289,224) 27
LME Nickel Base Metal (4) 6/2021 USD (385,316) 44,304
LME Nickel Base Metal (5) 6/2021 USD (481,605) 78,284
LME Nickel Base Metal (5) 6/2021 USD (481,720) 4,578
LME Nickel Base Metal (9) 6/2021 USD (866,997) 13,875
LME Nickel Base Metal (20) 6/2021 USD (1,927,265) 13,086
LME Nickel Base Metal (49) 6/2021 USD (4,721,934) 484,700
LME Zinc Base Metal (1) 6/2021 USD (70,423) (1,080)
LME Zinc Base Metal (1) 6/2021 USD (70,348) (38)
LME Zinc Base Metal (1) 6/2021 USD (70,415) (1,605)
LME Zinc Base Metal (1) 6/2021 USD (70,373) (1,392)
LME Zinc Base Metal (2) 6/2021 USD (140,813) (2,368)
LME Zinc Base Metal (2) 6/2021 USD (140,788) (292)
LME Zinc Base Metal (3) 6/2021 USD (211,069) 1,172
LME Zinc Base Metal (3) 6/2021 USD (211,269) 372
LME Zinc Base Metal (4) 6/2021 USD (281,850) (322)
LME Zinc Base Metal (5) 6/2021 USD (352,156) (1,195)
LME Zinc Base Metal (14) 6/2021 USD (985,103) 13,056
LME Zinc Base Metal (51) 6/2021 USD (3,591,356) (240,388)
Low Sulphur Gasoil (137) 6/2021 USD (6,983,575) 447,422
Coffee 'C' (6) 7/2021 USD (282,150) 7,270
Platinum (2) 2/2022 JPY (37,435) (215)
(1,156,149)
$ 2,707,428

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
INVESTMENTS SHARES VALUE ($)
LONG POSITIONS - 88.7%
COMMON STOCKS - 4.5%
France - 0.0% (a)
Faurecia SE (b) 3,615 192,968
Italy - 3.9%
A2A SpA (b) 2,024,679 3,685,121
Assicurazioni Generali SpA (b) 96,439 1,926,767
Azimut Holding SpA (b) 61,732 1,406,263
Banco BPM SpA *(b) 257,814 735,411
Buzzi Unicem SpA (b) 132,650 3,445,584
DiaSorin SpA (b) 4,313 692,000
Hera SpA (b) 651,308 2,497,431
Intesa Sanpaolo SpA *(b) 148,334 401,922
Italgas SpA (b) 325,053 2,110,925
Leonardo SpA (b) 294,346 2,381,162
Mediobanca Banca di Credito
Finanziario SpA *(b) 17,793 197,169
Poste Italiane SpA (b)(c) 52,501 666,741
Prysmian SpA (b) 65,848 2,138,092
Saipem SpA (b) 442,251 1,204,856
Telecom Italia SpA (b) 522,901 282,881
Terna Rete Elettrica Nazionale SpA
(b) 79,387 599,538
Unipol Gruppo SpA (b) 732,764 4,081,577
28,453,440
—
United States - 0.6%
Stellantis NV (1)(b) 272,609 4,822,183
TOTAL COMMON STOCKS
(Cost $27,591,905) 33,468,591
SHORT-TERM INVESTMENTS - 84.2%
INVESTMENT COMPANIES - 37.6%
Goldman Sachs Financial Square
Funds - Treasury Instruments Fund,
0.01% (1)(d)(e) 30,196,289 30,196,289
Limited Purpose Cash Investment
Fund, 0.01% (1)(d)(f) 250,682,760 250,607,555
TOTAL INVESTMENT COMPANIES
(Cost $280,791,085) 280,803,844
—
PRINCIPAL
AMOUNT
U.S. TREASURY OBLIGATIONS - 46.6%
U.S. Treasury Bills
0.11%, 4/8/2021 (g)(h) $ 49,111,000 49,110,927
0.12%, 4/15/2021 (g) 4,752,000 4,751,972
0.12%, 4/22/2021 (g) 11,924,000 11,923,913
0.11%, 4/29/2021 (g)(i) 31,625,000 31,624,723
0.11%, 5/6/2021 (g)(h) 16,003,000 16,002,728
0.11%, 5/13/2021 (g)(h) 33,207,000 33,206,128
0.10%, 5/20/2021 (g)(h) 7,646,000 7,645,818
0.09%, 5/27/2021 (g)(h) 13,729,000 13,728,680
0.09%, 7/15/2021 (g)(h) 4,697,000 4,696,812
0.10%, 7/22/2021 (g)(h) 10,874,000 10,873,493
0.09%, 7/29/2021 (g)(h) 12,011,000 12,010,256
0.05%, 8/12/2021 (g)(h) 6,453,000 6,452,428
0.06%, 8/19/2021 (g)(h) 6,022,000 6,021,438
0.05%, 8/26/2021 (g)(h) 14,111,000 14,109,632
0.06%, 9/9/2021 (g)(h) 54,417,000 54,410,915
INVESTMENTS
PRINCIPAL
AMOUNT
VALUE ($)
U.S. TREASURY OBLIGATIONS - 46.6% (continued)
0.06%, 9/16/2021 (g)(h) $ 45,419,000 45,413,383
0.04%, 9/23/2021 (g)(h) 26,306,000 26,302,036
TOTAL U.S. TREASURY OBLIGATIONS
(Cost $348,248,909) 348,285,282
TOTAL SHORT-TERM INVESTMENTS
(Cost $629,039,994) 629,089,126
TOTAL LONG POSITIONS
(Cost $656,631,899) 662,557,717
SHARES
SHORT POSITIONS - (5.2)%
COMMON STOCKS - (5.2)%
Canada - (0.5)%
SNC-Lavalin Group, Inc. (1) (183,293) (3,923,436)
Italy - (4.0)%
Amplifon SpA (79,570) (2,960,852)
Atlantia SpA * (74,827) (1,400,330)
Davide Campari-Milano NV (385,642) (4,316,326)
Enel SpA (58,978) (586,675)
Eni SpA (31,152) (383,862)
Ferrari NV (19,478) (4,074,476)
FinecoBank Banca Fineco SpA * (58,943) (964,295)
Freni Brembo SpA * (83,334) (1,037,311)
Infrastrutture Wireless Italiane SpA
(c) (210,545) (2,344,914)
Moncler SpA * (30,004) (1,718,293)
Nexi SpA *(c) (156,969) (2,738,678)
Pirelli & C SpA *(c) (47,145) (276,386)
Recordati Industria Chimica e
Farmaceutica SpA (33,575) (1,805,645)
Salvatore Ferragamo SpA * (28,892) (553,910)
Snam SpA (537,259) (2,978,528)
UniCredit SpA * (137,837) (1,455,951)
(29,596,432)
—
Portugal - 0.0% (a)
Banco Espirito Santo SA
(Registered) (3)*(j) (216,618) (3)
United Kingdom - (0.4)%
CNH Industrial NV (210,176) (3,253,567)
United States - (0.3)%
Tenaris SA (207,542) (2,346,878)
TOTAL COMMON STOCKS
(Proceeds $(37,665,210)) (39,120,316)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
* Non-income producing security.
(a) Represents less than 0.05% of net assets.
(b) All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $33,462,678. In addition,
$9,559,101 of cash collateral was pledged.
(c) Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at March 31, 2021 amounted to $(4,693,237), which represents approximately (0.63)% of net assets of the fund.
(d) Represents 7-day effective yield as of March 31, 2021.
(e) All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(f) For the period ended March 31, 2021, transactions in and earnings from issuers considered to be an affiliated issuer were as follows:
(g) The rate shown was the effective yield at the date of purchase.
(h) All or a portion of the security pledged as collateral for swap and futures contracts.
(i) All or a portion of the security pledged as collateral for swap contracts.
(j) Security fair valued as of March 31, 2021 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at
March 31, 2021 amounted to $(258), which represents approximately (0.00)% of net assets of the fund.
(k) Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
INVESTMENTS
NO. OF
RIGHTS VALUE ($)
RIGHTS - 0.0% (a)
Italy - 0.0% (a)
Snam SpA, expiring 4/7/2021 (3)*(j)
(Proceeds $–) (248,124) (255)
TOTAL SHORT POSITIONS
(Proceeds $(37,665,210)) (39,120,571)
TOTAL INVESTMENTS IN SECURITIES
AT VALUE - 83.5%
(Cost $618,966,689) 623,437,146
OTHER ASSETS IN EXCESS OF
LIABILITIES - 16.5% (k) 123,188,492
NET ASSETS - 100.0% 746,625,638
SECTOR VALUE
% OF NET
ASSETS
Communication Services $ (2,062,033) (0.3) %
Consumer Discretionary (2,645,225) (0.4)
Consumer Staples (4,316,326) (0.6)
Energy (1,525,884) (0.2)
Financials 6,995,602 0.9
Health Care (4,074,498) (0.5)
Industrials (4,058,080) (0.5)
Information Technology (2,738,678) (0.4)
Materials 3,445,584 0.5
Utilities 5,327,558 0.8
Short-Term Investments 629,089,126 84.2
Total Investments In Securities
At Value 623,437,146 83.5
Other Assets in Excess of
Liabilities (k) 123,188,492 16.5
Net Assets
$ 746,625,638 100.0%
Affiliate
Value
At
12/31/2020
Purchases
At
Cost
Proceeds
From
Sales
Net
Realized
Gain
(Loss)
Net
Change In
Unrealized
App/Dep
Value
At
3/31/2021
Shares
Held At
3/31/2021
Dividend
Income
Capital
Gain
Distributions
SHORT-TERM INVESTMENTS - 33.6%
INVESTMENT COMPANIES - 33.6%
Limited Purpose
Cash Investment
Fund,
0.01% (1)(a)
(Cost $250,594,796) $182,233,410 $375,384,407 $(307,031,996) $(3,028) $24,762 $250,607,555 250,682,760 $8,335 $–
(a) Represents 7-day effective yield as of March 31, 2021.
All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.
(1) Level 1 security.
(3) Level 3 security.

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
Forward effective interest rate swap contracts outstanding as of March 31, 2021:
Exchange Cleared
PAY/
RECEIVE
FLOATING
RATE
FLOATING RATE
INDEX (a) FIXED RATE
MATURITY
DATE
NOTIONAL
AMOUNT
UPFRONT
PREMIUM
PAID
(RECEIVED)
UNREALIZED
APPRECIATION
(DEPRECIATION) VALUE
Pay 3M BA Qtrly 0.75% Semi 6/14/2023 CAD 19,100,000 $ 26,863 $ (9,300) $ 17,563
Pay 6M BBR Semi 2.00% Semi 9/11/2031 AUD 3,800,000 18,919 (14,720) 4,199
Receive 3M BA Qtrly 1.25% Qtrly 6/16/2031 CAD 4,200,000 8,060 269,401 277,461
Receive 3M BA Qtrly 1.25% Qtrly 9/15/2031 CAD 65,900,000 3,713,392 945,071 4,658,463
Receive 3M BBR Qtrly 0.00% Qtrly 6/08/2023 AUD 49,100,000 91,097 62,319 153,416
Receive 3M BBR Qtrly 0.00% Qtrly 9/07/2023 AUD 76,500,000 196,105 122,676 318,781
Receive 3M LIBOR Qtrly 0.25% Qtrly 6/16/2023 USD 88,300,000 (51,978) 185,838 133,860
Receive 3M LIBOR Qtrly 0.25% Qtrly 9/15/2023 USD 105,100,000 127,983 204,213 332,196
Receive 6M EURIBOR Semi 0.75% Annual 9/15/2023 EUR 154,900,000 974,454 49,430 1,023,884
Receive 6M EURIBOR Semi 0.5% Semi 9/15/2023 EUR 213,200,000 245,730 (100,976) 144,754
Receive 6M LIBOR Semi 0.50% Semi 6/16/2031 GBP 115,700,000 238,419 8,933,717 9,172,136
Receive 6M LIBOR Semi 0.25% Semi 6/16/2031 GBP 29,400,000 1,943,106 1,368,598 3,311,704
Receive 6M LIBOR Semi 0.25% Semi 9/15/2031 GBP 60,700,000 6,509,829 610,029 7,119,858
Receive 6M LIBOR Semi 1.00% Semi 9/15/2031 GBP 2,800,000 19,544 29,208 48,752
14,061,523 12,655,504 26,717,027
Pay 3M BA Qtrly 0.75% Semi 9/13/2023 CAD 281,400,000 (225,115) (44,281) (269,396)
Pay 3M LIBOR Qtrly 0.75% Semi 6/16/2031 USD 22,000,000 (723,366) (1,507,372) (2,230,738)
Pay 3M LIBOR Qtrly 1.00% Semi 9/15/2031 USD 20,800,000 (1,139,879) (597,147) (1,737,026)
Pay 6M BBR Semi 1.00% Semi 6/12/2031 AUD 10,700,000 (407,208) (281,226) (688,434)
Pay 6M BBR Semi 1.50% Semi 9/11/2031 AUD 56,200,000 (1,118,171) (802,626) (1,920,797)
Pay 6M EURIBOR Semi 0.25% Annual 9/15/2031 EUR 75,600,000 (2,863,734) (554,344) (3,418,078)
Pay 6M LIBOR Semi 0.00% Semi 6/16/2023 GBP 131,800,000 (689,588) (548,316) (1,237,904)
Pay 6M LIBOR Semi 0.25% Semi 6/16/2023 GBP 543,400,000 1,290,277 (2,653,638) (1,363,361)
Pay 6M LIBOR Semi 0.00% Semi 9/15/2023 GBP 293,800,000 (2,939,320) (406,447) (3,345,767)
Pay 6M LIBOR Semi 0.00% Semi 6/18/2031 JPY 6,354,100,000 (663,695) (206,123) (869,818)
Pay 6M LIBOR Semi 0.00% Semi 9/17/2031 JPY 7,489,400,000 (1,274,036) 163,685 (1,110,351)
Receive 3M BBR Qtrly 0.50% Qtrly 9/07/2023 AUD 185,300,000 (697,204) 67,606 (629,598)
Receive 6M LIBOR Semi 0.00% Semi 6/21/2023 JPY 31,239,100,000 (260,389) 92,520 (167,869)
Receive 6M LIBOR Semi 0.00% Semi 9/20/2023 JPY 36,740,600,000 (203,250) 29,002 (174,248)
(11,914,678) (7,248,707) (19,163,385)
$ 2,146,845 $ 5,406,797 $ 7,553,642
Abbreviations:
3M: 3 Month
6M: 6 Month
Qtrly: Quarterly
Semi: Semi-Annually
Annual: Annually
(a) Floating rate indices at March 31, 2021 were as follows:
3 Month Australian Bank-Bill Reference Rate (''BBR''): 0.04%
3 Month Canadian Bankers’ Acceptance Rate (''BA''): 0.44%
3 Month London Interbank Offered Rate (''LIBOR''): 0.19%
6 Month Australian Bank-Bill Reference Rate (''BBR''): 0.09%
6 Month Euro Interbank Offered Rate (''EURIBOR''): -0.51%
6 Month London Interbank Offered Rate (''LIBOR''): 0.21%

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
Total return swap contracts outstanding as of March 31, 2021 :
Over the Counter
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
iBovespa Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/14/2021 BRL (37,878,425) $ 169,984
iBovespa Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/14/2021 BRL (26,806,270) 113,647
SGX NIFTY
50 Index April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/29/2021 USD (1,681,044) 10,147
SGX NIFTY
50 Index April
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination GSIN 04/29/2021 USD (1,622,060) 9,599
Soybean May
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 04/23/2021 USD 34,913,025 1,494,582
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity Monthly MLIN 06/18/2021 CHF 16,173,440 343,172
Swiss Market
Index June
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination CITI 06/18/2021 CHF 84,473,440 1,872,484
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination MLIN 04/21/2021 TWD 52,553,600 27,815
TAIEX Index April
Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/21/2021 TWD 683,196,800 365,593
MSCI Emerging
Markets Taiwan
Net Total Return
Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.55%)
Increases in
total return of
reference entity
Monthly JPMC 06/18/2021 USD 1,947,606 27,330
MSCI Italy Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.20%)
Increases in
total return of
reference entity
Monthly CITI 06/18/2021 EUR 529,589 23,190
MSCI Mexico Net
Index
Decreases in
total return
of reference
entity and
pays the TIIE
plus or minus
a specified
spread (-0.40%)
Increases in
total return of
reference entity
Monthly CITI 06/18/2021 MXN 33,185,084 3,056

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI
Netherlands Net
Return Index
Decreases in
total return
of reference
entity and pays
the EURIBOR
plus or minus
a specified
spread (0.19%)
Increases in
total return of
reference entity
Monthly CITI 06/18/2021 EUR 34,518,339 $ 3,294,191
MSCI Sweden
Net Return Index
Decreases in
total return
of reference
entity and pays
the STIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 06/18/2021 SEK 28,847,027 172,873
MSCI Switzerland
Net Return Index
Decreases in
total return
of reference
entity and pays
the LIBOR
plus or minus
a specified
spread (0.38%)
Increases in
total return of
reference entity
Monthly CITI 06/18/2021 CHF 43,716,206 1,409,592
9,337,255
BIST 30 Index
April Futures
Decreases in
total return of
reference entity
Increases in
total return of
reference entity At termination GSIN 04/30/2021 TRY 11,364,930 (62,320)
DTOP Index June
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 06/17/2021 ZAR (250,520) (292)
Soybean May
Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination CITI 04/23/2021 USD (33,691,788) (579,044)
Tel Aviv Index
April Futures
Increases in
total return of
reference entity
Decreases in
total return of
reference entity At termination MLIN 04/28/2021 ILS (17,811,282) (51,321)
MSCI Australia
Net Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
BBR plus or minus
a specified spread
(0.05%) Monthly CITI 06/16/2021 AUD (12,687,629) (55,617)
MSCI Poland Net
Return Index
Decreases in
total return
of reference
entity and pays
the WIBOR
plus or minus
a specified
spread (0.30%)
Increases in
total return of
reference entity
Monthly CITI 06/18/2021 PLN 743,735 (1,587)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE
ENTITY
PAYMENTS
MADE BY
FUND
PAYMENTS
RECEIVED BY
FUND
PAYMENT
FREQUENCY COUNTERPARTY
MATURITY
DATE
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
MSCI Spain Net
Return Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
EURIBOR plus or
minus a specified
spread (-0.39%) Monthly CITI 06/16/2021 EUR (53,567,707) $ (728,852)
MSCI Israel Daily
Net Total Return
Index
Increases in
total return of
reference entity
Decreases in
total return of
reference entity
and receives the
LIBOR plus or
minus a specified
spread (-0.75%) Monthly JPMC 06/16/2021 USD (249,416) (4,396)
(1,483,429)
$ 7,853,826
Futures contracts outstanding as of March 31, 2021:
Exchange Traded
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts
Brent Crude Oil 458 4/2021 USD $ 28,734,920 $ (1,736,863)
CAC 40 10 Euro Index 848 4/2021 EUR 60,323,313 409,587
FTSE Bursa Malaysia KLCI Index 136 4/2021 MYR 2,577,981 (46,981)
LME Copper Base Metal 9 4/2021 USD 1,977,431 179,692
LME Copper Base Metal 11 4/2021 USD 2,416,942 170,163
LME Copper Base Metal 15 4/2021 USD 3,295,616 277,952
LME Copper Base Metal 21 4/2021 USD 4,613,569 444,226
OMXS30 Index 1,332 4/2021 SEK 33,359,291 486,235
SGX FTSE Taiwan Index 309 4/2021 USD 17,903,460 191,863
WTI Crude Oil 311 4/2021 USD 18,398,760 (1,285,855)
Corn 935 5/2021 USD 26,378,688 932,089
LME Copper Base Metal 1 5/2021 USD 219,608 (10,645)
LME Copper Base Metal 6 5/2021 USD 1,318,425 25,372
LME Copper Base Metal 14 5/2021 USD 3,076,017 308,268
LME Copper Base Metal 26 5/2021 USD 5,712,525 680,157
3 Month Canadian Bankers Acceptance 58 6/2021 CAD 11,485,657 (2,648)
3 Month Sterling 616 6/2021 GBP 106,051,356 (20,421)
Australia 10 Year Bond 1,229 6/2021 AUD 128,927,953 (477,214)
Canada 10 Year Bond 2,084 6/2021 CAD 230,123,880 (7,453,486)
DAX Index 41 6/2021 EUR 18,065,121 553,848
FTSE/MIB Index 570 6/2021 EUR 81,529,506 1,284,694
Japan 10 Year Bond 487 6/2021 JPY 664,844,616 1,203,011
LME Copper Base Metal 1 6/2021 USD 219,638 (1,190)
LME Copper Base Metal 4 6/2021 USD 878,425 (28,986)
LME Copper Base Metal 6 6/2021 USD 1,317,638 (36,803)
LME Copper Base Metal 6 6/2021 USD 1,317,938 (47,978)
LME Copper Base Metal 8 6/2021 USD 1,757,650 (52,580)
LME Copper Base Metal 9 6/2021 USD 1,976,456 (67,355)
LME Copper Base Metal 9 6/2021 USD 1,977,309 (44,115)
LME Copper Base Metal 12 6/2021 USD 2,635,425 4,543

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Long Contracts (continued)
LME Copper Base Metal 15 6/2021 USD $ 3,295,568 $ (42,511)
LME Copper Base Metal 18 6/2021 USD 3,954,488 (41,097)
LME Copper Base Metal 23 6/2021 USD 5,052,956 (110,729)
MEX BOLSA Index 20 6/2021 MXN 459,062 (2,756)
TOPIX Index 1,012 6/2021 JPY 178,590,923 4,803,793
U.S. Treasury 10 Year Note 2,006 6/2021 USD 262,660,625 (1,115,917)
3 Month Canadian Bankers Acceptance 466 9/2021 CAD 92,262,772 7,871
3 Month Sterling 3,263 9/2021 GBP 561,762,299 (84,847)
3 Month Canadian Bankers Acceptance 444 12/2021 CAD 87,871,688 6,550
3 Month Sterling 3,326 12/2021 GBP 572,407,857 (141,791)
3 Month Canadian Bankers Acceptance 357 3/2022 CAD 70,639,383 48,760
3 Month Sterling 2,770 3/2022 GBP 476,361,707 (52,240)
(886,334)
Short Contracts
Hang Seng Index (3) 4/2021 HKD (546,353) 3,455
HSCEI (127) 4/2021 HKD (8,938,404) 52,755
IBEX 35 Index (805) 4/2021 EUR (81,060,467) 571,524
LME Copper Base Metal (9) 4/2021 USD (1,977,431) (182,006)
LME Copper Base Metal (11) 4/2021 USD (2,416,942) (176,489)
LME Copper Base Metal (15) 4/2021 USD (3,295,616) (270,227)
LME Copper Base Metal (21) 4/2021 USD (4,613,569) (448,047)
MSCI Singapore Index (110) 4/2021 SGD (2,927,037) (4,817)
Natural Gas (475) 4/2021 USD (12,388,000) 449,154
SGX NIFTY 50 Index (175) 4/2021 USD (5,161,100) 21,903
LME Copper Base Metal (1) 5/2021 USD (219,608) 10,638
LME Copper Base Metal (6) 5/2021 USD (1,318,425) (27,137)
LME Copper Base Metal (14) 5/2021 USD (3,076,017) (308,559)
LME Copper Base Metal (26) 5/2021 USD (5,712,525) (677,617)
Silver (29) 5/2021 USD (3,557,140) 429,002
100 oz Gold (570) 6/2021 USD (97,789,200) 1,019,743
3 Month Euro Euribor (650) 6/2021 EUR (191,592,796) 29,605
3 Month Eurodollar (91) 6/2021 USD (22,710,188) 2,121
ASX 90 Day Bank Accepted Bill (137) 6/2021 AUD (104,045,523) 1,820
EURO STOXX 50 Index (493) 6/2021 EUR (22,350,935) (484,138)
Euro-Bund (1,907) 6/2021 EUR (383,040,131) 894,386
FTSE 100 Index (1,046) 6/2021 GBP (96,319,433) 317,285
FTSE/JSE Top 40 Index (111) 6/2021 ZAR (4,600,935) (94,646)
LME Copper Base Metal (1) 6/2021 USD (219,638) 926
LME Copper Base Metal (4) 6/2021 USD (878,425) 24,448
LME Copper Base Metal (6) 6/2021 USD (1,317,638) 42,922
LME Copper Base Metal (6) 6/2021 USD (1,317,938) 47,683
LME Copper Base Metal (8) 6/2021 USD (1,757,650) 51,329
LME Copper Base Metal (9) 6/2021 USD (1,976,456) 62,649
LME Copper Base Metal (9) 6/2021 USD (1,977,309) 29,906
LME Copper Base Metal (12) 6/2021 USD (2,635,425) (7,759)
LME Copper Base Metal (15) 6/2021 USD (3,295,568) 60,643
LME Copper Base Metal (18) 6/2021 USD (3,954,488) 44,779
LME Copper Base Metal (72) 6/2021 USD (15,817,950) 319,011
Long Gilt (1,592) 6/2021 GBP (280,025,757) 2,332,272
S&P 500 E-Mini Index (596) 6/2021 USD (118,228,520) (1,096,431)
S&P/TSX 60 Index (132) 6/2021 CAD (23,341,323) 41,931
SET50 Index (1,209) 6/2021 THB (7,467,558) (31,486)
SPI 200 Index (798) 6/2021 AUD (102,525,350) 629,987
3 Month Euro Euribor (2,333) 9/2021 EUR (687,670,759) 16,291
3 Month Eurodollar (418) 9/2021 USD (104,301,450) 4,982
ASX 90 Day Bank Accepted Bill (754) 9/2021 AUD (572,587,752) 37,595

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
DESCRIPTION
NUMBER OF
CONTRACTS
EXPIRATION
DATE
TRADING
CURRENCY
NOTIONAL
AMOUNT
VALUE AND
UNREALIZED
APPRECIATION
(DEPRECIATION)
Short Contracts (continued)
3 Month Euro Euribor (2,378) 12/2021 EUR $ (700,969,734) $ 17,490
3 Month Eurodollar (414) 12/2021 USD (103,225,725) 28,367
ASX 90 Day Bank Accepted Bill (773) 12/2021 AUD (586,958,477) 64,709
3 Month Euro Euribor (1,979) 3/2022 EUR (583,297,366) (32,572)
3 Month Eurodollar (301) 3/2022 USD (75,073,163) 20,027
ASX 90 Day Bank Accepted Bill (639) 3/2022 AUD (485,173,001) 32,145
3,871,552
$ 2,985,218
Forward foreign currency contracts outstanding as of March 31, 2021:
Over the Counter
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
BRL 12,700,000 USD 2,223,275 CITI
**
6/16/2021 $ 21,482
BRL 12,700,000 USD 2,223,278 JPMC
**
6/16/2021 21,479
CAD 28,141,750 USD 22,243,180 CITI 6/16/2021 152,296
CAD 28,141,750 USD 22,243,208 JPMC 6/16/2021 152,267
CNY 29,667,000 USD 4,487,350 CITI
**
6/16/2021 6,845
CNY 29,667,000 USD 4,487,356 JPMC
**
6/16/2021 6,840
INR 207,984,131 USD 2,793,435 CITI
**
6/16/2021 15,844
INR 207,984,129 USD 2,793,438 JPMC
**
6/16/2021 15,841
KRW 5,100,000,000 USD 4,491,393 CITI
**
6/16/2021 31,175
KRW 5,100,000,000 USD 4,491,380 JPMC
**
6/16/2021 31,188
MXN 524,567,171 USD 25,067,847 CITI 6/16/2021 390,906
MXN 524,567,170 USD 25,067,879 JPMC 6/16/2021 390,874
NOK 95,948,500 USD 11,135,305 CITI 6/16/2021 82,164
NOK 95,948,500 USD 11,132,546 JPMC 6/16/2021 84,922
TWD 395,500 USD 13,971 CITI
**
6/16/2021 29
TWD 395,500 USD 13,971 JPMC
**
6/16/2021 29
USD 8,334,055 AUD 10,556,000 CITI 6/16/2021 313,691
USD 8,334,045 AUD 10,556,000 JPMC 6/16/2021 313,680
USD 16,984,578 BRL 93,683,139 CITI
**
6/16/2021 425,854
USD 16,984,556 BRL 93,683,135 JPMC
**
6/16/2021 425,833
USD 9,060,986 CAD 11,316,332 CITI 6/16/2021 55,341
USD 9,060,974 CAD 11,316,331 JPMC 6/16/2021 55,330
USD 77,620,910 CHF 70,282,668 CITI 6/16/2021 3,110,036
USD 77,625,031 CHF 70,282,663 JPMC 6/16/2021 3,114,162
USD 16,950,081 CNY 110,653,500 CITI
**
6/16/2021 187,401
USD 16,950,060 CNY 110,653,500 JPMC
**
6/16/2021 187,380
USD 881,826 DKK 5,386,212 CITI 6/16/2021 31,612
USD 881,825 DKK 5,386,211 JPMC 6/16/2021 31,611
USD 31,757,712 EUR 26,317,834 CITI 6/16/2021 846,784
USD 31,757,662 EUR 26,317,825 JPMC 6/16/2021 846,744
USD 36,936,275 GBP 26,470,003 CITI 6/16/2021 436,523
USD 36,936,220 GBP 26,469,997 JPMC 6/16/2021 436,477
USD 7,671,872 HUF 2,294,500,000 CITI 6/16/2021 250,038
USD 7,671,862 HUF 2,294,500,000 JPMC 6/16/2021 250,029
USD 16,485,582 ILS 54,196,547 CITI 6/16/2021 257,806
USD 16,485,560 ILS 54,196,544 JPMC 6/16/2021 257,785
USD 2,641,906 INR 195,000,000 CITI
**
6/16/2021 8,007
USD 2,641,903 INR 195,000,000 JPMC
**
6/16/2021 8,003
USD 6,451,462 KRW 7,189,834,480 CITI
**
6/16/2021 75,675

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 6,451,454 KRW 7,189,834,480 JPMC
**
6/16/2021 $ 75,667
USD 48,694,668 NOK 411,427,609 CITI 6/16/2021 594,114
USD 48,694,606 NOK 411,427,606 JPMC 6/16/2021 594,052
USD 20,019,756 NZD 27,610,072 CITI 6/16/2021 740,305
USD 20,019,730 NZD 27,610,071 JPMC 6/16/2021 740,280
USD 10,769,803 PLN 40,799,998 CITI 6/16/2021 441,939
USD 10,769,790 PLN 40,799,998 JPMC 6/16/2021 441,926
USD 2,720 SEK 22,728 CITI 6/16/2021 115
USD 2,719 SEK 22,725 JPMC 6/16/2021 115
USD 6,081,250 SGD 8,150,000 CITI 6/16/2021 24,743
USD 6,081,242 SGD 8,150,000 JPMC 6/16/2021 24,735
USD 2,708,781 TWD 74,637,004 CITI
**
6/16/2021 66,755
USD 2,708,777 TWD 74,636,996 JPMC
**
6/16/2021 66,752
USD 33,617 ZAR 500,000 CITI 6/17/2021 74
USD 33,616 ZAR 500,000 JPMC 6/17/2021 74
ZAR 192,000,000 USD 12,674,011 CITI 6/17/2021 206,371
ZAR 192,000,000 USD 12,674,027 JPMC 6/17/2021 206,356
Total unrealized appreciation 17,554,356
AUD 51,314,995 USD 40,272,752 CITI 6/16/2021 (1,284,031)
AUD 51,314,994 USD 40,272,802 JPMC 6/16/2021 (1,284,078)
BRL 58,150,000 USD 10,471,254 CITI
**
6/16/2021 (193,099)
BRL 58,150,000 USD 10,471,267 JPMC
**
6/16/2021 (193,112)
CAD 17,860,250 USD 14,290,381 CITI 6/16/2021 (77,021)
CAD 17,860,250 USD 14,290,399 JPMC 6/16/2021 (77,040)
CNY 110,512,500 USD 16,883,886 CITI
**
6/16/2021 (142,568)
CNY 110,512,500 USD 16,883,907 JPMC
**
6/16/2021 (142,588)
EUR 85,222,152 USD 103,609,533 CITI 6/16/2021 (3,514,069)
EUR 85,222,135 USD 103,609,642 JPMC 6/16/2021 (3,514,196)
GBP 27,370,128 USD 38,314,927 CITI 6/16/2021 (573,985)
GBP 27,370,121 USD 38,314,965 JPMC 6/16/2021 (574,031)
ILS 1,241,503 USD 374,856 CITI 6/16/2021 (3,120)
ILS 1,241,497 USD 374,855 JPMC 6/16/2021 (3,120)
INR 460,640,217 USD 6,253,884 CITI
**
6/16/2021 (31,934)
INR 460,640,213 USD 6,253,892 JPMC
**
6/16/2021 (31,943)
JPY 9,686,368,179 USD 91,193,916 CITI 6/16/2021 (3,652,484)
JPY 9,686,368,177 USD 91,194,030 JPMC 6/16/2021 (3,652,599)
KRW 700,000,000 USD 621,187 CITI
**
6/16/2021 (442)
KRW 700,000,000 USD 621,188 JPMC
**
6/16/2021 (443)
NOK 86,521,760 USD 10,238,341 CITI 6/16/2021 (122,966)
NOK 86,521,757 USD 10,238,353 JPMC 6/16/2021 (122,980)
SEK 77,255,093 USD 9,193,833 CITI 6/16/2021 (341,942)
SEK 77,255,092 USD 9,193,844 JPMC 6/16/2021 (341,954)
SGD 10,527,751 USD 7,926,883 CITI 6/16/2021 (103,398)
SGD 10,527,750 USD 7,926,893 JPMC 6/16/2021 (103,408)
TWD 226,879,159 USD 8,250,335 CITI
**
6/16/2021 (219,189)
TWD 226,879,157 USD 8,250,345 JPMC
**
6/16/2021 (219,201)
USD 3,265,742 BRL 18,844,380 CITI
**
6/16/2021 (65,048)
USD 3,265,738 BRL 18,844,380 JPMC
**
6/16/2021 (65,052)
USD 27,017,615 CAD 34,120,996 CITI 6/16/2021 (136,201)
USD 27,017,577 CAD 34,120,991 JPMC 6/16/2021 (136,235)
USD 354,888 HUF 110,000,000 CITI 6/16/2021 (920)
USD 354,887 HUF 110,000,000 JPMC 6/16/2021 (921)
USD 1,079,584 INR 80,000,000 CITI
**
6/16/2021 (990)
USD 1,079,583 INR 80,000,000 JPMC
**
6/16/2021 (991)
USD 6,272,617 KRW 7,100,000,000 CITI
**
6/16/2021 (23,507)
USD 6,272,609 KRW 7,100,000,000 JPMC
**
6/16/2021 (23,515)
USD 2,727,552 MXN 57,000,000 CITI 6/16/2021 (38,822)
USD 2,727,549 MXN 57,000,000 JPMC 6/16/2021 (38,825)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
CURRENCY PURCHASED CURRENCY SOLD COUNTERPARTY
SETTLEMENT
DATE
UNREALIZED
APPRECIATION
(DEPRECIATION)
USD 1,938,043 NOK 16,618,350 CITI 6/16/2021 $ (4,831)
USD 1,938,040 NOK 16,618,350 JPMC 6/16/2021 (4,833)
USD 893,921 PLN 3,550,000 CITI 6/16/2021 (4,704)
USD 893,920 PLN 3,550,000 JPMC 6/16/2021 (4,706)
USD 2,563,584 SGD 3,450,000 CITI 6/16/2021 (214)
USD 2,563,581 SGD 3,450,000 JPMC 6/16/2021 (217)
USD 2,306,007 TWD 65,207,500 CITI
**
6/16/2021 (2,230)
USD 2,306,004 TWD 65,207,500 JPMC
**
6/16/2021 (2,233)
ZAR 41,500,000 USD 2,816,508 CITI 6/17/2021 (32,467)
ZAR 41,500,000 USD 2,816,512 JPMC 6/17/2021 (32,471)
Total unrealized depreciation (21,140,874)
Net unrealized depreciation $ (3,586,518)
** Non-deliverable forward.
Total Return Basket Swaps Outstanding at March 31, 2021
Over the Counter
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
BANA The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
LIBOR plus or minus a
specified spread (-0.90% to
0.20%), which is denominated
in USD based on the local
currencies of the positions
within the swap.
13-14 months
maturity
ranging from
04/26/2021
- 04/25/2022 $557,252,524 $3,090,561 $15,477,751 $18,568,312
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Acuity Brands, Inc. 24,761 4,085,565 691,327 3.7
AGCO Corp. 19,590 2,814,104 54,656 0.3
Alphabet, Inc. 2,482 5,119,175 74,609 0.4
Amdocs Ltd. 43,010 3,017,152 (432,681) (2.3)
Applied Materials, Inc. 22,280 2,976,608 309,246 1.7
AutoNation, Inc. 48,850 4,553,797 158,274 0.9
Cerner Corp. 76,290 5,483,725 (30,516) (0.2)
Cummins, Inc. 10,911 2,827,149 (22,586) (0.1)
Dick's Sporting Goods, Inc. 43,580 3,318,617 (17,868) (0.1)
eBay, Inc. 46,602 2,853,906 146,796 0.8
Facebook, Inc. 24,421 7,192,717 385,608 2.1
Fortune Brands Home & Security, Inc. 40,011 3,833,854 203,656 1.1
Huntington Ingalls Industries, Inc. 17,718 3,647,250 101,170 0.5
Intel Corp. 58,739 3,759,296 116,303 0.6

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
Interpublic Group of Cos., Inc. (The) 115,931 3,385,185 77,674 0.4
Micron Technology, Inc. 39,973 3,526,018 164,689 0.9
Molina Healthcare, Inc. 12,386 2,895,351 (3,468) (0.0)
Murphy USA, Inc. 20,977 3,032,435 (4,405) (0.0)
Owens Corning 35,359 3,256,210 83,801 0.5
Penske Automotive Group, Inc. 37,129 2,979,231 33,416 0.2
Quidel Corp. 28,785 3,682,465 51,813 0.3
Qurate Retail, Inc. 391,317 4,601,888 3,913 0.0
Regal Beloit Corp. 28,575 4,077,081 (34,290) (0.2)
Target Corp. 18,922 3,747,881 101,611 0.5
Timken Co. (The) 35,766 2,903,126 23,248 0.1
Universal Health Services, Inc. 22,618 3,017,015 (47,724) (0.3)
Veeva Systems, Inc. 14,199 3,709,347 168,542 0.9
World Fuel Services Corp. 115,826 4,077,075 32,431 0.2
Yelp, Inc. 95,861 3,738,579 58,475 0.3
Short Positions
Common Stocks
United States
APA Corp. (209,083) (3,742,586) 91,997 0.5
Armstrong World Industries, Inc. (50,735) (4,570,716) 16,743 0.1
Boeing Co. (The) (24,859) (6,332,084) (187,188) (1.0)
Carvana Co. (11,415) (2,995,296) (68,947) (0.4)
Cheniere Energy, Inc. (48,567) (3,497,310) 22,341 0.1
Covetrus, Inc. (137,001) (4,105,920) 78,091 0.4
Cree, Inc. (30,421) (3,289,423) (163,969) (0.9)
Dexcom, Inc. (7,846) (2,819,774) (87,875) (0.5)
General Electric Co. (318,373) (4,180,237) (89,144) (0.5)
Guardant Health, Inc. (23,857) (3,641,771) (434,555) (2.3)
HealthEquity, Inc. (45,159) (3,070,812) 82,641 0.4
Hess Corp. (96,589) (6,834,638) (174,826) (0.9)
Marathon Petroleum Corp. (61,135) (3,270,111) 23,843 0.1
Nordstrom, Inc. (112,775) (4,270,789) (48,493) (0.3)
Occidental Petroleum Corp. (135,061) (3,595,324) 10,805 0.1
Resideo Technologies, Inc. (110,756) (3,128,857) – 0.0
Sabre Corp. (191,348) (2,833,864) 24,875 0.1
Schlumberger NV (119,182) (3,240,559) 25,028 0.1
Spirit AeroSystems Holdings, Inc. (69,115) (3,362,445) 16,588 0.1
Sunrun, Inc. (85,668) (5,181,201) (640,797) (3.5)
Trex Co., Inc. (47,716) (4,367,923) (94,955) (0.5)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
AOISR plus or minus a
specified spread (-0.07% to
0.04%), which is denominated
in AUD based on the local
currencies of the positions
within the swap.
1-61 months
maturity
ranging from
04/01/2021
- 03/13/2026 $103,893,297 $157,433 $442,191 $599,624
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
AGL Energy Ltd. 832,617 6,120,801 (72,656) (12.1)
Ampol Ltd. 30,276 566,783 16,182 2.7
Ansell Ltd. 55,186 1,649,781 184,729 30.8
Aristocrat Leisure Ltd. 51,791 1,358,770 90,239 15.0
Aurizon Holdings Ltd. 525,314 1,561,086 60,350 10.1
Beach Energy Ltd. 1,845,491 2,413,150 (68,586) (11.4)
BlueScope Steel Ltd. 207,158 3,056,983 162,471 27.1
Brambles Ltd. 133,637 1,078,005 57,586 9.6
carsales.com Ltd. 90,954 1,236,895 (2,004) (0.3)
Cleanaway Waste Management Ltd. 633,629 1,063,815 (28,823) (4.8)
Crown Resorts Ltd. 115,431 1,034,723 170,193 28.4
Domino's Pizza Enterprises Ltd. 9,694 711,508 43,474 7.3
Fortescue Metals Group Ltd. 366,119 5,579,874 (387,928) (64.7)
Harvey Norman Holdings Ltd. 961,917 4,204,104 288,404 48.1
Incitec Pivot Ltd. 540,975 1,196,964 49,399 8.2
JB Hi-Fi Ltd. 119,297 4,708,354 412,594 68.8
Orica Ltd. 52,585 559,012 31,431 5.2
Qantas Airways Ltd. 215,606 836,794 (4,367) (0.7)
Qube Holdings Ltd. 513,721 1,172,766 (7,040) (1.2)
Tabcorp Holdings Ltd. 630,953 2,254,250 21,136 3.5
Treasury Wine Estates Ltd. 71,570 564,117 (42,187) (7.0)
Wesfarmers Ltd. 39,436 1,583,696 90,474 15.1
Worley Ltd. 242,580 1,943,113 (21,124) (3.5)
Short Positions
Common Stocks
Australia
Afterpay Ltd. (14,816) (1,157,190) 58,411 9.7
Alumina Ltd. (1,293,742) (1,719,019) 5,777 1.0
AMP Ltd. (2,221,543) (2,141,887) 307,441 51.3
APA Group (684,921) (5,229,741) (282,213) (47.1)
Atlas Arteria Ltd. (126,106) (572,244) (30,584) (5.1)
AusNet Services (1,173,699) (1,640,534) (88,898) (14.8)
Challenger Ltd. (424,108) (2,066,456) 69,973 11.7
CIMIC Group Ltd. (69,125) (925,708) 50,916 8.5
Cochlear Ltd. (6,903) (1,110,382) (37,598) (6.3)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Australia (continued)
Commonwealth Bank of Australia (15,202) (997,476) 2,542 0.4
CSL Ltd. (9,756) (1,971,725) (94,258) (15.7)
Insurance Australia Group Ltd. (958,948) (3,416,096) (38,253) (6.4)
Magellan Financial Group Ltd. (27,658) (954,636) (47,396) (7.9)
Medibank Pvt Ltd. (1,833,621) (3,908,355) 49,428 8.2
Oil Search Ltd. (876,581) (2,740,704) 207,416 34.6
OZ Minerals Ltd. (72,121) (1,257,965) (56,224) (9.4)
QBE Insurance Group Ltd. (395,136) (2,893,787) 35,377 5.9
Ramsay Health Care Ltd. (22,409) (1,144,563) (49,114) (8.2)
REA Group Ltd. (5,709) (617,792) (28,490) (4.8)
SEEK Ltd. (103,661) (2,259,479) (182,345) (30.4)
Seven Group Holdings Ltd. (47,271) (811,915) (33,625) (5.6)
Sydney Airport (426,477) (2,015,206) (64,362) (10.7)
Transurban Group (205,567) (2,089,839) (107,010) (17.8)
Westpac Banking Corp. (43,514) (807,139) 16,910 2.8
Woolworths Group Ltd. (40,264) (1,253,992) (54,696) (9.1)
New Zealand
Xero Ltd. (10,724) (1,037,932) (123,861) (20.7)
United States
James Hardie Industries plc (105,586) (3,191,192) (228,017) (38.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
HONIX plus or minus a
specified spread (-0.10% to
0.02%), which is denominated
in HKD based on the local
currencies of the positions
within the swap.
47-61 months
maturity
ranging from
01/13/2025
- 03/20/2026 $65,242,563 $(482,290) $(32,716) $(515,006)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
BOC Hong Kong Holdings Ltd. 471,000 1,647,745 (78,726) 15.3
Hong Kong
CK Asset Holdings Ltd. 619,500 3,771,256 49,336 (9.6)
CLP Holdings Ltd. 217,000 2,112,863 41,519 (8.1)
Henderson Land Development Co. Ltd. 288,580 1,302,394 34,991 (6.8)
Kerry Properties Ltd. 709,500 2,294,552 134,218 (26.1)
Melco International Development Ltd. 637,000 1,300,313 (61,608) 12.0
New World Development Co. Ltd. 237,000 1,231,139 10,928 (2.1)
NWS Holdings Ltd. 597,000 632,895 (69,068) 13.4
Sino Land Co. Ltd. 148,000 206,545 (12,400) 2.4
Sun Hung Kai Properties Ltd. 156,500 2,369,699 (44,755) 8.7
Swire Pacific Ltd. 151,500 1,141,247 64,342 (12.5)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Hong Kong (continued)
WH Group Ltd. 4,873,500 3,959,382 (524,384) 101.8
Xinyi Glass Holdings Ltd. 260,000 854,124 80,626 (15.7)
Yue Yuen Industrial Holdings Ltd. 958,000 2,395,782 86,676 (16.8)
Macau
Galaxy Entertainment Group Ltd. 15,000 135,605 (4,579) 0.9
SJM Holdings Ltd. 563,000 738,817 (1,325) 0.3
United Kingdom
CK Hutchison Holdings Ltd. 828,500 6,619,145 (117,970) 22.9
Short Positions
Common Stocks
China
Budweiser Brewing Co. APAC Ltd. (734,900) (2,199,827) (10,454) 2.0
ESR Cayman Ltd. (482,000) (1,585,264) (108,927) 21.2
SITC International Holdings Co. Ltd. (353,000) (1,201,367) (151,820) 29.5
Hong Kong
AIA Group Ltd. (374,400) (4,581,447) 224,705 (43.6)
ASM Pacific Technology Ltd. (26,600) (340,419) (25,331) 4.9
Hang Lung Properties Ltd. (579,000) (1,511,331) (93,349) 18.1
HK Electric Investments & HK Electric Investments Ltd. (488,000) (484,874) 1,926 (0.4)
HKT Trust & HKT Ltd. (176,000) (251,216) 2,463 (0.5)
Hong Kong & China Gas Co. Ltd. (5,201,920) (8,248,107) (303,007) 58.8
Man Wah Holdings Ltd. (600,400) (1,248,758) (61,088) 11.9
MTR Corp. Ltd. (315,012) (1,791,624) 173,967 (33.8)
Power Assets Holdings Ltd. (82,000) (485,357) (14,935) 2.9
Swire Properties Ltd. (497,000) (1,542,684) 55,681 (10.8)
Techtronic Industries Co. Ltd. (41,500) (711,468) (50,199) 9.7
Vitasoy International Holdings Ltd. (488,000) (1,878,389) 121,010 (23.5)
Wharf Real Estate Investment Co. Ltd. (665,000) (3,739,544) 161,429 (31.3)
Macau
Sands China Ltd. (69,200) (346,839) (2,634) 0.5
Wynn Macau Ltd. (195,600) (380,545) 10,452 (2.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
TONAR plus or minus a
specified spread (-0.41% to
0.01%), which is denominated
in JPY based on the local
currencies of the positions
within the swap.
46-61 months
maturity
ranging from
01/14/2025
- 03/25/2026 $588,500,851 $1,527,486 $1,621,180 $3,148,666
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Japan
AGC, Inc. 200,900 8,432,790 718,857 22.8
Alfresa Holdings Corp. 176,000 3,397,930 170,283 5.4
Brother Industries Ltd. 191,200 4,246,634 107,002 3.4
Haseko Corp. 294,300 4,116,399 314,987 10.0
Kajima Corp. 329,300 4,683,744 178,731 5.7
KDDI Corp. 109,600 3,376,852 41,324 1.3
Mitsubishi Gas Chemical Co., Inc. 133,300 3,278,878 215,323 6.8
Mitsui Chemicals, Inc. 142,300 4,503,475 (150,391) (4.8)
Nippon Express Co. Ltd. 47,000 3,505,821 96,787 3.1
Nippon Telegraph & Telephone Corp. 226,000 5,831,234 114,497 3.6
Obayashi Corp. 598,700 5,495,461 89,758 2.9
Osaka Gas Co. Ltd. 287,200 5,604,628 314,207 10.0
Sekisui House Ltd. 166,600 3,583,590 206,960 6.6
Shimamura Co. Ltd. 36,300 4,194,668 622,535 19.8
Shimizu Corp. 415,600 3,365,174 56,365 1.8
Sojitz Corp. 1,634,700 4,618,825 67,697 2.2
Sumitomo Heavy Industries Ltd. 135,500 3,767,592 92,967 3.0
Suntory Beverage & Food Ltd. 113,800 4,243,680 52,959 1.7
T&D Holdings, Inc. 308,500 3,969,662 (31,248) (1.0)
Taiheiyo Cement Corp. 148,100 3,902,354 166,370 5.3
Tokyo Gas Co. Ltd. 244,400 5,444,925 255,985 8.1
Toppan Printing Co. Ltd. 285,900 4,846,931 133,891 4.3
Tosoh Corp. 229,700 4,399,317 (78,701) (2.5)
Short Positions
Common Stocks
Japan
Aeon Co. Ltd. (173,500) (5,182,461) (265,296) (8.4)
Asahi Intecc Co. Ltd. (119,100) (3,287,476) (63,413) (2.0)
Asics Corp. (320,000) (5,117,198) 96,253 3.1
CyberAgent, Inc. (233,200) (4,209,385) (866,979) (27.5)
Daikin Industries Ltd. (20,800) (4,204,903) (79,105) (2.5)
Hamamatsu Photonics KK (59,300) (3,513,179) (161,552) (5.1)
Japan Airport Terminal Co. Ltd. (100,200) (4,941,867) (314,376) (10.0)
Kansai Paint Co. Ltd. (133,500) (3,570,980) (211,366) (6.7)
Keio Corp. (52,700) (3,548,172) 242,328 7.7
Kikkoman Corp. (79,900) (4,764,812) 253,407 8.0
Marui Group Co. Ltd. (185,000) (3,486,822) 130,217 4.1
Mitsubishi Motors Corp. (1,474,000) (4,214,637) 251,349 8.0
MonotaRO Co. Ltd. (142,200) (3,857,652) (104,956) (3.3)
Nippon Paint Holdings Co. Ltd. (226,000) (3,264,271) 66,770 2.1
Nissan Motor Co. Ltd. (595,500) (3,326,851) (18,821) (0.6)
Odakyu Electric Railway Co. Ltd. (158,300) (4,331,412) 201,149 6.4
Oriental Land Co. Ltd. (23,400) (3,521,260) 114,861 3.6
Pan Pacific International Holdings Corp. (142,200) (3,356,548) (43,534) (1.4)
Park24 Co. Ltd. (252,200) (4,733,488) 436,333 13.9
Pigeon Corp. (145,200) (5,505,865) (149,421) (4.7)
Rakuten Group, Inc. (274,100) (3,274,633) (454,231) (14.4)
Shiseido Co. Ltd. (80,000) (5,380,335) 447,420 14.2
SoftBank Group Corp. (40,600) (3,456,588) 246,378 7.8
TOTO Ltd. (167,700) (10,321,267) (542,515) (17.2)
Unicharm Corp. (88,300) (3,707,764) (62,020) (2.0)
West Japan Railway Co. (65,600) (3,639,874) 276,359 8.8

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Japan (continued)
Yaskawa Electric Corp. (68,600) (3,427,411) (221,820) (7.0)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
GSIN The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
Federal Funds Floating Rate
plus or minus a specified
spread (-0.05% to 0.02%),
which is denominated in USD
based on the local currencies
of the positions within the
swap.
47-61 months
maturity
ranging from
01/13/2025
- 03/27/2026 $891,747,180 $9,592,795 $(127,729) $9,465,066
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
United States
Arrow Electronics, Inc. 47,705 5,286,668 353,290 3.7
Berry Global Group, Inc. 73,439 4,509,155 131,521 1.4
Carter's, Inc. 47,460 4,220,618 68,007 0.7
Deckers Outdoor Corp. 16,533 5,462,834 120,695 1.3
HP, Inc. 140,497 4,460,780 232,059 2.5
Jabil, Inc. 66,110 3,448,298 453,587 4.8
Jazz Pharmaceuticals plc 21,436 3,523,435 24,859 0.3
ManpowerGroup, Inc. 36,464 3,606,290 (1,644) (0.0)
MDU Resources Group, Inc. 149,839 4,736,411 169,163 1.8
Molson Coors Beverage Co. 73,296 3,749,090 320,576 3.4
Nu Skin Enterprises, Inc. 98,859 5,228,653 106,060 1.1
PerkinElmer, Inc. 31,863 4,087,704 72,531 0.8
SYNNEX Corp. 52,931 6,078,596 918,306 9.7
Thermo Fisher Scientific, Inc. 11,217 5,119,214 69,404 0.7
United Therapeutics Corp. 30,461 5,095,211 221,120 2.3
Unum Group 144,726 4,027,725 (69,249) (0.7)
Werner Enterprises, Inc. 95,372 4,498,697 106,830 1.1
Short Positions
Common Stocks
United States
Adaptive Biotechnologies Corp. (108,645) (4,374,048) 155,562 1.6
American Airlines Group, Inc. (170,050) (4,064,195) (391,115) (4.1)
American Express Co. (28,489) (4,029,484) 79,182 0.8
American Water Works Co., Inc. (29,594) (4,436,732) (366,386) (3.9)
Ball Corp. (60,995) (5,168,716) 66,706 0.7
Beyond Meat, Inc. (34,987) (4,552,508) 305,110 3.2
Carnival Corp. (131,127) (3,480,111) 120,389 1.3
CenterPoint Energy, Inc. (169,171) (3,831,723) (274,188) (2.9)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
United States (continued)
CMS Energy Corp. (76,677) (4,694,166) (317,452) (3.4)
Delta Air Lines, Inc. (99,256) (4,792,080) (65,509) (0.7)
Dominion Energy, Inc. (78,392) (5,954,656) (225,929) (2.4)
FirstEnergy Corp. (126,117) (4,374,999) (63,127) (0.7)
Grocery Outlet Holding Corp. (122,983) (4,536,843) (120,503) (1.3)
LendingTree, Inc. (27,376) (5,831,088) 538,097 5.7
Liberty Broadband Corp. (26,332) (3,953,750) 27,606 0.3
Live Nation Entertainment, Inc. (46,176) (3,908,798) 104,270 1.1
Lyft, Inc. (80,795) (5,104,628) (42,827) (0.5)
Madison Square Garden Sports Corp. (24,469) (4,391,207) 438,330 4.6
New Jersey Resources Corp. (100,059) (3,989,352) 40,745 0.4
NextEra Energy, Inc. (59,425) (4,493,124) (101,927) (1.1)
NiSource, Inc. (208,858) (5,035,566) (434,425) (4.6)
Norwegian Cruise Line Holdings Ltd. (129,581) (3,575,140) 230,176 2.4
Pure Storage, Inc. (208,614) (4,493,546) 18,691 0.2
Royal Gold, Inc. (32,201) (3,465,472) (47,301) (0.5)
Spire, Inc. (49,902) (3,687,259) (83,993) (0.9)
Terminix Global Holdings, Inc. (95,550) (4,554,868) (4,925) (0.1)
Tesla, Inc. (7,656) (5,113,672) 61,063 0.6
T-Mobile US, Inc. (33,528) (4,200,723) 45,676 0.5
Uber Technologies, Inc. (97,979) (5,340,835) 152,656 1.6
Under Armour, Inc. (173,418) (3,842,943) 43,354 0.5
Visteon Corp. (36,427) (4,442,273) 12,556 0.1
WEC Energy Group, Inc. (45,967) (4,302,052) (282,929) (3.0)
Willis Towers Watson plc (43,563) (9,970,699) (108,908) (1.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
CDOR plus or minus a
specified spread (-3.46% to
0.35%), which is denominated
in CAD based on the local
currencies of the positions
within the swap.
48-62 months
maturity
ranging from
02/25/2025
- 03/26/2026 $163,861,210 $968,288 $54,244 $1,022,532
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Canada
Alimentation Couche-Tard, Inc. 41,620 1,341,961 (8,706) (0.9)
Atco Ltd. 75,014 2,490,319 69,925 6.8
Canadian Imperial Bank of Commerce 17,094 1,673,762 (29,127) (2.8)
Canadian Tire Corp. Ltd. 45,517 6,459,017 27,596 2.7
CI Financial Corp. 186,917 2,699,565 (81,379) (8.0)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Canada (continued)
Empire Co. Ltd. 40,370 1,258,611 28,550 2.8
Gibson Energy, Inc. 77,411 1,371,802 (30,994) (3.0)
Hydro One Ltd. 89,495 2,084,442 15,041 1.5
iA Financial Corp., Inc. 41,852 2,275,600 15,162 1.5
IGM Financial, Inc. 54,799 1,670,090 (40,426) (4.0)
Kinross Gold Corp. 447,870 2,982,949 (123,955) (12.1)
Linamar Corp. 38,659 2,279,180 (121,411) (11.9)
Magna International, Inc. 51,346 4,522,142 (222,345) (21.7)
Manulife Financial Corp. 189,318 4,071,987 7,101 0.7
National Bank of Canada 41,628 2,827,869 (82,716) (8.1)
Parkland Corp. 62,436 1,876,011 (91,279) (8.9)
Quebecor, Inc. 76,242 2,046,952 (141,056) (13.8)
Stantec, Inc. 44,623 1,910,335 (5,417) (0.5)
TFI International, Inc. 34,066 2,553,527 61,274 6.0
Tourmaline Oil Corp. 272,496 5,186,683 (26,409) (2.6)
Yamana Gold, Inc. 320,466 1,392,333 (74,471) (7.3)
Kyrgyzstan
Centerra Gold, Inc. 237,149 2,098,430 (413,810) (40.5)
United States
BRP, Inc. 41,394 3,589,325 382,485 37.4
Short Positions
Common Stocks
Brazil
Wheaton Precious Metals Corp. (43,815) (1,673,526) 51,304 5.0
Canada
Air Canada (265,887) (5,532,701) 463,564 45.3
Algonquin Power & Utilities Corp. (242,039) (3,834,644) 5,966 0.6
Ballard Power Systems, Inc. (111,459) (2,718,404) 95,269 9.3
BCE, Inc. (33,643) (1,518,714) (9,225) (0.9)
Boralex, Inc. (40,884) (1,285,697) (33,553) (3.3)
Brookfield Asset Management, Inc. (60,183) (2,677,035) 34,146 3.3
CAE, Inc. (68,149) (1,941,924) (34,038) (3.3)
Cameco Corp. (232,250) (3,851,428) 544,193 53.2
Canada Goose Holdings, Inc. (105,465) (4,139,881) 409,326 40.0
Canadian Utilities Ltd. (82,319) (2,210,108) (29,560) (2.9)
Canopy Growth Corp. (52,224) (1,677,219) 113,048 11.1
CCL Industries, Inc. (59,023) (3,265,122) (9,417) (0.9)
Dollarama, Inc. (78,368) (3,462,236) (282,199) (27.6)
Element Fleet Management Corp. (270,948) (2,964,538) 134,682 13.2
Enbridge, Inc. (46,715) (1,701,769) (12,000) (1.2)
Fortis, Inc. (31,814) (1,380,455) (38,561) (3.8)
Franco-Nevada Corp. (17,020) (2,132,951) (44,976) (4.4)
Gildan Activewear, Inc. (48,501) (1,484,323) 32,173 3.1
Innergex Renewable Energy, Inc. (130,100) (2,274,447) 22,106 2.2
Onex Corp. (33,736) (2,098,198) 84,946 8.3
Restaurant Brands International, Inc. (44,454) (2,891,084) (43,091) (4.2)
Shopify, Inc. (1,594) (1,759,818) 81,089 7.9
Suncor Energy, Inc. (77,181) (1,613,388) 147,544 14.4
TC Energy Corp. (30,558) (1,400,849) 10,923 1.1
Thomson Reuters Corp. (32,019) (2,804,943) (17,083) (1.7)
WSP Global, Inc. (19,459) (1,851,292) 51,435 5.0

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
LIBOR plus or minus a
specified spread (-2.30% to
0.35%), which is denominated
in GBP based on the local
currencies of the positions
within the swap.
47-63 months
maturity
ranging from
01/21/2025
- 03/27/2026 $179,273,544 $1,063,851 $249,801 $1,313,652
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Australia
Rio Tinto plc 33,680 2,569,386 42,274 3.2
Russia
Evraz plc 335,349 2,670,652 173,290 13.2
South Africa
Anglo American plc 69,373 2,717,191 (35,975) (2.7)
Investec plc 565,982 1,710,892 (79,825) (6.1)
Switzerland
Coca-Cola HBC AG 94,579 3,006,132 (35,087) (2.7)
United Kingdom
Aggreko plc 137,592 1,662,387 (13,612) (1.0)
ASOS plc 47,124 3,594,600 (48,792) (3.7)
Auto Trader Group plc 296,854 2,269,755 (40,852) (3.1)
Aviva plc 615,669 3,470,337 144,464 11.0
BAE Systems plc 287,173 1,999,894 20,962 1.6
boohoo Group plc 596,309 2,792,167 114,014 8.7
Britvic plc 168,458 1,939,503 10,504 0.8
BT Group plc 2,076,302 4,429,402 81,725 6.2
DCC plc 35,454 3,075,272 126,503 9.6
DS Smith plc 340,372 1,912,647 44,867 3.4
Hays plc 945,132 1,947,340 (120,847) (9.2)
JD Sports Fashion plc 171,128 1,945,347 (83,530) (6.4)
Kingfisher plc 669,194 2,933,105 52,569 4.0
M&G plc 1,690,388 4,830,568 (133,185) (10.1)
Marks & Spencer Group plc 1,919,595 3,990,029 (193,372) (14.7)
Rightmove plc 167,472 1,343,904 61,172 4.7
Royal Mail plc 1,275,310 8,875,845 (225,448) (17.2)
Tate & Lyle plc 268,281 2,830,305 16,105 1.2
Vodafone Group plc 779,477 1,421,436 (42,503) (3.2)
Wm Morrison Supermarkets plc 628,804 1,581,487 42,487 3.2

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
United Kingdom
Abcam plc (68,123) (1,306,349) 116,129 8.8
Barratt Developments plc (154,719) (1,591,442) 19,674 1.5
Burberry Group plc (64,715) (1,692,934) 176,277 13.4
Croda International plc (18,849) (1,649,218) (18,973) (1.4)
Diageo plc (59,631) (2,449,732) 43,846 3.3
easyJet plc (116,565) (1,571,907) 85,542 6.5
Halma plc (56,527) (1,849,377) (54,205) (4.1)
Hargreaves Lansdown plc (186,193) (3,956,164) 72,660 5.5
HomeServe plc (99,612) (1,649,364) (43,920) (3.3)
HSBC Holdings plc (266,241) (1,551,833) 28,740 2.2
Informa plc (373,832) (2,886,420) 77,135 5.9
InterContinental Hotels Group plc (21,251) (1,461,418) 35,971 2.7
Intermediate Capital Group plc (68,443) (1,737,724) 47,705 3.6
Legal & General Group plc (426,058) (1,635,858) 10,036 0.8
Prudential plc (356,913) (7,603,157) (37,853) (2.9)
Reckitt Benckiser Group plc (17,466) (1,563,388) (39,061) (3.0)
RELX plc (97,293) (2,440,186) (61,958) (4.7)
Rentokil Initial plc (668,826) (4,465,344) 27,995 2.1
Rolls-Royce Holdings plc (1,991,473) (2,892,024) 535,681 40.8
Spirax-Sarco Engineering plc (10,356) (1,627,116) 7,088 0.5
St James's Place plc (139,978) (2,457,497) (44,348) (3.4)
Taylor Wimpey plc (1,424,596) (3,541,978) 38,346 2.9
Weir Group plc (The) (89,651) (2,197,371) 23,400 1.8
Whitbread plc (51,610) (2,436,274) 11,721 0.9
United States
Ferguson plc (12,476) (1,490,321) 37,819 2.9
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
JPMC The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
SIBOR plus or minus a
specified spread (-1.50% to
0.40%), which is denominated
in SGD based on the local
currencies of the positions
within the swap.
48-61 months
maturity
ranging from
02/25/2025
- 03/27/2026 $25,489,121 $(237,746) $6,237 $(231,509)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
China
Wilmar International Ltd. 499,200 2,016,089 53,147 (23.0)
Yangzijiang Shipbuilding Holdings Ltd. 4,280,900 4,084,460 125,400 (54.2)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Singapore
ComfortDelGro Corp. Ltd. 1,952,800 2,488,833 60,614 (26.2)
Genting Singapore Ltd. 1,760,100 1,205,929 8,651 (3.7)
Jardine Cycle & Carriage Ltd. 33,700 565,343 11,463 (5.0)
Singapore Airlines Ltd. 34,100 140,820 (761) 0.3
Venture Corp. Ltd. 148,200 2,212,989 12,537 (5.4)
Short Positions
Common Stocks
Singapore
CapitaLand Ltd. (510,200) (1,429,538) (181,049) 78.2
City Developments Ltd. (329,600) (1,960,334) (111,370) 48.1
Keppel Corp. Ltd. (416,100) (1,648,532) (53,458) 23.1
SATS Ltd. (236,900) (767,296) 23,481 (10.1)
Singapore Technologies Engineering Ltd. (73,800) (213,764) (3,097) 1.3
Singapore Telecommunications Ltd. (3,467,800) (6,301,198) (167,171) 72.2
UOL Group Ltd. (77,200) (453,996) (16,133) 7.0
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
SARON plus or minus a
specified spread (-0.88% to
0.35%), which is denominated
in CHF based on the local
currencies of the positions
within the swap.
3-40 months
maturity
05/18/2021 $65,586,395 $(970,499) $(72,509) $(1,043,008)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Austria
ams AG 73,961 1,472,618 (6,337) 0.6
Switzerland
Adecco Group AG (Registered) 32,255 2,175,661 21,936 (2.1)
Baloise Holding AG (Registered) 1,421 241,644 3,567 (0.3)
BKW AG 11,695 1,273,211 (55,947) 5.4
Bucher Industries AG (Registered) 1,053 536,575 3,394 (0.3)
Cie Financiere Richemont SA (Registered) 3,137 301,225 3,188 (0.3)
Credit Suisse Group AG (Registered) 172,902 1,829,193 (381,963) 36.6
DKSH Holding AG 16,438 1,262,172 (4,387) 0.4
dormakaba Holding AG 1,442 984,991 13,111 (1.3)
Flughafen Zurich AG (Registered) 6,928 1,139,853 (39,268) 3.8
Georg Fischer AG (Registered) 555 741,721 (4,332) 0.4
Helvetia Holding AG (Registered) 2,370 278,209 7,507 (0.7)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Switzerland (continued)
Julius Baer Group Ltd. 1,703 108,828 3,036 (0.3)
LafargeHolcim Ltd. (Registered) 16,980 998,508 44,575 (4.3)
Novartis AG (Registered) 5,663 484,077 1,515 (0.1)
Roche Holding AG 526 170,394 (2,696) 0.3
Sonova Holding AG (Registered) 9,740 2,581,832 56,868 (5.5)
Sulzer AG (Registered) 10,301 1,160,300 (2,727) 0.3
Swatch Group AG (The) 3,873 1,115,186 (21,640) 2.1
Swiss Life Holding AG (Registered) 2,517 1,236,946 33,072 (3.2)
Swisscom AG (Registered) 4,258 2,284,489 98,116 (9.4)
Tecan Group AG (Registered) 3,496 1,550,965 162,005 (15.5)
UBS Group AG (Registered) 164,848 2,550,444 3,759 (0.4)
Vifor Pharma AG 1,762 239,795 6,193 (0.6)
Short Positions
Common Stocks
Switzerland
ABB Ltd. (Registered) (23,867) (726,069) (4,763) 0.5
Alcon, Inc. (3,196) (224,281) (8,809) 0.8
Bachem Holding AG (Registered) (2,123) (909,024) (80,639) 7.7
Banque Cantonale Vaudoise (Registered) (9,505) (927,435) 38,057 (3.6)
Barry Callebaut AG (Registered) (583) (1,319,961) (50,377) 4.8
Belimo Holding AG (Registered) (180) (1,455,290) (99,687) 9.6
Chocoladefabriken Lindt & Spruengli AG (211) (1,838,063) (8,927) 0.9
Clariant AG (Registered) (18,056) (364,316) 5,954 (0.6)
Dufry AG (Registered) (35,660) (2,433,094) 74,901 (7.2)
EMS-Chemie Holding AG (Registered) (1,887) (1,685,688) (32,665) 3.1
Geberit AG (Registered) (3,582) (2,279,747) (77,135) 7.4
Givaudan SA (Registered) (637) (2,457,065) (55,339) 5.3
Idorsia Ltd. (105,776) (2,837,530) 127,302 (12.2)
Kuehne + Nagel International AG (Registered) (2,822) (806,037) (21,029) 2.0
Logitech International SA (Registered) (10,533) (1,104,640) (79,696) 7.6
Lonza Group AG (Registered) (13) (7,271) 280 (0.0)
Nestle SA (Registered) (34,114) (3,802,906) (128,222) 12.3
OC Oerlikon Corp. AG (Registered) (55,428) (641,501) (4,587) 0.4
Partners Group Holding AG (1,534) (1,960,338) (112,777) 10.8
Schindler Holding AG (4,103) (1,205,499) (46,936) 4.5
SIG Combibloc Group AG (102,291) (2,363,440) (89,528) 8.6
Sika AG (Registered) (6,278) (1,795,222) (48,747) 4.7
Straumann Holding AG (Registered) (568) (709,159) (41,915) 4.0
Swiss Re AG (22,816) (2,243,796) (51,218) 4.9
Temenos AG (Registered) (9,140) (1,318,800) (51,803) 5.0
VAT Group AG (5,185) (1,451,386) (64,739) 6.2

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
CIBOR plus or minus a
specified spread (-1.75% to
0.35%), which is denominated
in DKK based on the local
currencies of the positions
within the swap.
11-49 months
maturity
02/17/2022 $32,640,679 $(351,619) $51,637 $(299,982)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Denmark
AP Moller - Maersk A/S 180 417,873 29,817 (9.9)
Carlsberg A/S 23,372 3,584,320 (34,657) 11.6
Coloplast A/S 357 53,674 1,052 (0.4)
Danske Bank A/S 4,102 76,738 (979) 0.3
Demant A/S 19,162 811,139 31,912 (10.6)
Genmab A/S 210 69,068 602 (0.2)
GN Store Nord A/S 25,715 2,023,998 90,171 (30.1)
H Lundbeck A/S 41,550 1,418,784 (85,880) 28.6
Jyske Bank A/S (Registered) 7,782 371,352 25,153 (8.4)
Pandora A/S 54,723 5,852,593 152,768 (50.9)
ROCKWOOL International A/S 2,870 1,207,973 127,047 (42.4)
Royal Unibrew A/S 8,249 862,298 6,625 (2.2)
Short Positions
Common Stocks
Denmark
Ambu A/S (37,777) (1,774,107) (161,861) 54.0
Chr Hansen Holding A/S (30,770) (2,794,981) (83,580) 27.9
DSV Panalpina A/S (11,510) (2,257,613) (147,809) 49.3
ISS A/S (50,304) (937,523) 30,368 (10.1)
Novo Nordisk A/S (9,038) (609,013) 26,752 (8.9)
Novozymes A/S (32,311) (2,067,475) (56,511) 18.8
Orsted A/S (21,287) (3,437,113) (216,409) 72.1
SimCorp A/S (5,968) (738,936) (7,567) 2.5
Tryg A/S (41,534) (978,912) (32,050) 10.7
Vestas Wind Systems A/S (1,431) (295,196) (46,583) 15.5

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
EONIA plus or minus a
specified spread (-6.50% to
0.35%), which is denominated
in EUR based on the local
currencies of the positions
within the swap.
8-49 months
maturity
11/11/2021 $374,093,417 $4,507,850 $8,038,865 $12,546,715
The following table represents disclosures associated with a subset of the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Belgium
Ageas SA/NV 77,617 4,686,995 151,023 1.2
Proximus SADP 188,307 4,097,170 89,503 0.7
Finland
Fortum OYJ 127,500 3,405,404 39,038 0.3
Valmet OYJ 73,453 2,674,476 75,755 0.6
France
BNP Paribas SA 53,506 3,260,084 17,592 0.1
Cie de Saint-Gobain 125,257 7,396,620 280,439 2.2
Electricite de France SA 408,812 5,483,895 107,780 0.9
Engie SA 245,590 3,488,686 13,175 0.1
Orange SA 377,256 4,642,498 20,413 0.2
Rexel SA 135,382 2,679,770 59,635 0.5
Rubis SCA 70,784 3,349,864 1,512 0.0
Germany
Brenntag SE 47,616 4,067,783 150,695 1.2
Deutsche Post AG (Registered) 98,062 5,379,767 159,810 1.3
ProSiebenSat.1 Media SE 179,101 3,657,615 (173,148) (1.4)
Volkswagen AG (Preference) 12,164 3,404,956 124,349 1.0
Luxembourg
ArcelorMittal SA 91,800 2,642,136 237,524 1.9
Eurofins Scientific SE 27,610 2,638,972 66,877 0.5
Netherlands
ASR Nederland NV 122,209 5,462,135 213,572 1.7
Koninklijke Ahold Delhaize NV 180,343 5,030,280 184,467 1.5
NN Group NV 58,308 2,844,348 85,345 0.7
Randstad NV 70,822 4,971,345 (91,129) (0.7)
Signify NV 119,546 6,148,632 641,534 5.1
Spain
Endesa SA 125,065 3,314,518 127,230 1.0
Mapfre SA 1,247,844 2,599,922 54,938 0.4
Repsol SA 282,273 3,503,564 (38,415) (0.3)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Short Positions
Common Stocks
Belgium
Anheuser-Busch InBev SA/NV (73,502) (4,620,545) (22,336) (0.2)
Finland
Elisa OYJ (46,049) (2,762,192) (3,984) (0.0)
Sampo OYJ (58,804) (2,651,484) (118,281) (0.9)
France
Accor SA (85,357) (3,215,900) 179,602 1.4
Aeroports de Paris (22,388) (2,670,860) 151,683 1.2
Airbus SE (40,684) (4,614,272) 185,250 1.5
Edenred (77,756) (4,059,938) 179,363 1.4
Orpea SA (24,752) (2,866,241) 19,820 0.2
Pernod Ricard SA (17,738) (3,320,185) 43,892 0.3
Remy Cointreau SA (14,174) (2,617,941) 110,909 0.9
Renault SA (64,077) (2,770,808) 210,488 1.7
Safran SA (23,420) (3,185,765) 175,517 1.4
Sartorius Stedim Biotech (8,016) (3,298,972) (77,311) (0.6)
Suez SA (153,422) (3,249,325) (7,521) (0.1)
Germany
adidas AG (10,705) (3,344,145) 225,784 1.8
Delivery Hero SE (19,450) (2,521,055) (114,464) (0.9)
Deutsche Telekom AG (Registered) (123,906) (2,497,132) (79,862) (0.6)
MTU Aero Engines AG (13,233) (3,117,252) 79,346 0.6
SAP SE (22,857) (2,803,564) (42,802) (0.3)
Netherlands
ASML Holding NV (4,146) (2,543,858) (289,595) (2.3)
IMCD NV (18,841) (2,611,948) (69,872) (0.6)
Koninklijke KPN NV (1,227,227) (4,162,814) 30,483 0.2
Spain
Aena SME SA (19,960) (3,238,274) 113,848 0.9
Cellnex Telecom SA (139,409) (8,036,679) (538,768) (4.3)
Ferrovial SA (257,673) (6,733,238) (82,137) (0.7)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
NIBOR plus or minus a
specified spread (-0.35% to
0.35%), which is denominated
in NOK based on the local
currencies of the positions
within the swap.
12-49 months
maturity
02/17/2022 $15,751,609 $80,339 $(37,002) $43,337
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
(Continued)
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Brazil
Yara International ASA 58,825 3,064,461 78,329 180.7
Norway
DNB ASA 21,597 460,511 (7,346) (17.0)
Equinor ASA 78,037 1,523,262 (20,846) (48.1)
Leroy Seafood Group ASA 42,657 364,586 4,474 10.3
Norsk Hydro ASA 316,214 2,031,030 113,385 261.6
Salmar ASA 4,582 316,052 4,919 11.4
United Kingdom
Subsea 7 SA 52,136 523,783 (37,403) (86.3)
Short Positions
Common Stocks
Faroe Islands
Bakkafrost P/F (14,060) (1,116,922) (28,303) (65.3)
France
Adevinta ASA (78,167) (1,151,745) 7,926 18.3
Norway
Gjensidige Forsikring ASA (37,277) (874,230) (2,970) (6.9)
Mowi ASA (34,830) (865,062) (10,206) (23.5)
Schibsted ASA (18,204) (765,130) 10,407 24.0
Telenor ASA (52,517) (925,233) 6,618 15.3
TOMRA Systems ASA (40,767) (1,769,602) (38,645) (89.2)
COUNTERPARTY DESCRIPTION
TERMINATION
DATE
ABSOLUTE
NOTIONAL
VALUE
NET UNREALIZED
APPRECIATION
(DEPRECIATION)
NET CASH
AND OTHER
RECEIVABLES
(PAYABLES) VALUE
MSIP The Fund receives the total
return on a portfolio of long
and short equity positions
and pays or receives the
STIBOR plus or minus a
specified spread (-0.50% to
0.35%), which is denominated
in SEK based on the local
currencies of the positions
within the swap.
13-49 months
maturity
02/17/2022 $58,252,839 $(612,719) $238,857 $(373,862)
The following table represents disclosures associated with the underlying components of the total return basket swap as of period end.
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Long Positions
Common Stocks
Finland
Nordea Bank Abp 50,324 496,207 15,566 (4.2)
Sweden
Alfa Laval AB 6,606 199,656 (6,354) 1.7
Axfood AB 45,107 1,078,261 16,851 (4.5)
Boliden AB 31,309 1,161,668 (21,073) 5.6
Electrolux AB 57,109 1,587,695 11,844 (3.2)

AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
AQR STYLE PREMIA ALTERNATIVE FUND
Consolidated Schedule of Investments
March 31, 2021 (Unaudited)
REFERENCE ENTITY SHARES
NOTIONAL
VALUE ($)
NET UNREALIZED
APPRECIATION
(DEPRECIATION) ($)
PERCENTAGE
OF SWAP
VALUE (%)
Sweden (continued)
Elekta AB 19,759 256,322 (4,714) 1.3
Essity AB 68,791 2,174,150 32,644 (8.7)
Getinge AB 152,650 4,239,525 159,727 (42.7)
Hexpol AB 5,071 57,264 2,616 (0.7)
ICA Gruppen AB 30,450 1,489,050 44,519 (11.9)
Saab AB 31,321 858,065 4,294 (1.1)
Sandvik AB 50,711 1,387,550 14,879 (4.0)
Securitas AB 262,497 4,464,480 66,113 (17.7)
Skandinaviska Enskilda Banken AB 14,253 173,865 1,547 (0.4)
Skanska AB 66,292 1,662,579 (17,449) 4.7
SKF AB 126,310 3,594,090 (63,864) 17.1
SSAB AB 5,741 30,357 2,788 (0.7)
Swedbank AB 19,785 348,847 (12,758) 3.4
Swedish Orphan Biovitrum AB 124,707 1,994,303 (82,993) 22.2
Telefonaktiebolaget LM Ericsson 51,765 686,158 5,488 (1.5)
Trelleborg AB 49,543 1,260,045 17,723 (4.7)
Volvo AB 18,691 473,350 (33,868) 9.1
Short Positions
Common Stocks
Colombia
Millicom International Cellular SA (20,403) (785,061) 14,870 (4.0)
Sweden
AAK AB (35,424) (802,081) (22,092) 5.9
Assa Abloy AB (41,641) (1,198,444) (69,158) 18.5
Atlas Copco AB (15,927) (971,025) (56,486) 15.1
BillerudKorsnas AB (49,291) (916,817) (38,992) 10.4
Embracer Group AB (1,166) (32,033) (395) 0.1
Epiroc AB (38,072) (862,490) (49,566) 13.3
EQT AB (94,365) (3,106,850) (338,670) 90.6
Evolution Gaming Group AB (3,765) (554,453) (57,554) 15.4
H & M Hennes & Mauritz AB (1,098) (24,745) 621 (0.2)
Hexagon AB (15,279) (1,410,379) (73,405) 19.6
Holmen AB (38,743) (1,700,730) (30,856) 8.3
Husqvarna AB (8,995) (129,678) (2,397) 0.6
Indutrade AB (66,340) (1,531,799) 34,057 (9.1)
Lifco AB (14,246) (1,323,609) 64,398 (17.2)
Nibe Industrier AB (85,737) (2,658,996) 22,663 (6.1)
Sinch AB (3,804) (668,652) (46,390) 12.4
Svenska Cellulosa AB SCA (243,218) (4,304,979) 838 (0.2)
Svenska Handelsbanken AB (29,740) (323,310) 15,162 (4.1)
Sweco AB (73,514) (1,199,764) (33,477) 9.0
Swedish Match AB (30,803) (2,402,979) (69,880) 18.7
Tele2 AB (36,582) (493,489) (7,912) 2.1
Telia Co. AB (271,460) (1,176,989) (21,624) 5.8

Schedule of Investments
AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
March 31, 2021 (Unaudited)
Abbreviations
ADR - American Depositary Receipt
CHESS - Clearing House Electronic Subregister System  Depository Interest
CVA - Dutch Certification
CVR - Contingent Value Rights
FDR - Fiduciary Depositary Receipt
OYJ - Public Traded Company
Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference.  Preference shares may also have liquidation preference.
REIT - Real Estate Investment Trust
SCA - Limited partnership with share capital
SDR - Swedish Depositary Receipt
Currencies
AUD - Australian Dollar
BRL - Brazilian Real
CAD - Canadian Dollar
CHF - Swiss Franc
CLP - Chilean Peso
CNY - Chinese Renminbi
COP - Colombian Peso
CZK - Czech Republic Koruna
DKK - Danish Krone
EUR - Euro
GBP - British Pound
HKD - Hong Kong Dollar
HUF - Hungarian Forint
IDR - Indonesian Rupiah
ILS - Israeli Shekel
INR - Indian Rupee
JPY - Japanese Yen
KRW - Korean Won
MXN - Mexican Peso
MYR - Malaysian Ringgit
NOK - Norwegian Krone
NZD - New Zealand Dollar
PHP - Philippine Peso
PLN - Poland Zloty
RUB - Russian Ruble
SEK - Swedish Krona
SGD - Singapore Dollar
THB - Thai Baht
TRY - Turkish Lira
TWD - New Taiwan Dollar
USD - United States Dollar
ZAR - South African Rand
The following abbreviations are used for counterparty descriptions:
BANA - Bank of America, NA
BNPP - BNP Paribas SA
CITI - Citibank NA
DTBK - Deutsche Bank AG
GSIN - Goldman Sachs International
JPMC - J.P. Morgan Chase Bank, NA
JPMS - J.P. Morgan Securities LLC
MACQ - Macquarie Bank Ltd.
MLIN - Merrill Lynch International
MSCS - Morgan Stanley Capital Services LLC
MSIP - Morgan Stanley & Co. International plc
SOCG - Societe Generale

Schedule of Investments
AQR Funds | N-PORT Part F | March 2021
See notes to Schedule of Investments.
March 31, 2021 (Unaudited)
The following reference rates, and their values as of period end, are used for security descriptions:
1 Month London Interbank Offered Rate (“LIBOR”): 0.11%
3 Month London Interbank Offered Rate (“LIBOR”) - USD: 0.19%
6 Month London Interbank Offered Rate (“LIBOR”) - CHF: -0.71%
6 Month London Interbank Offered Rate (“LIBOR”) - GBP: 0.11%
6 Month London Interbank Offered Rate (“LIBOR”) - JPY: -0.04%
Australian Bank-Bill Reference Rate (“BBR”): 0.01%
Australian Overnight Indexed Swap Rate (“AOISR”): 0.03%
Bank of Japan Estimate Unsecured Overnight Call Rate: -0.04%
Canadian Bankers’ Acceptance Rate ("BA"): 0.41%
Canadian Dollar Offered Rate (“CDOR”): 0.41%
Copenhagen Interbank Offered Rate(“CIBOR”): -0.26%
Euro Interbank Offered Rate (“EURIBOR”): -0.56%
Euro Overnight Index Average (“EONIA”): -0.49%
Federal Funds Floating Rate: 0.06%
GBP/USD 1 Week Forward FX Swap Rate: 0.30%
HKD/USD 1 Month Forward FX Swap Rate: 0.13%
Hong Kong Interbank Offered Rate (“HIBOR”): 0.13%
Hong Kong Overnight Index Average (“HONIX”): 0.01%
JPY/USD 1 Week Forward Swap Rate: -0.09%
Mexico Equilibrium Interbank Interest Rate ("TIIE"): 4.29%
Norway Interbank Offered Rate ("NIBOR"): 0.24%
Overnight Bank Funding Rate ("OBFR"): 0.05%
Reserve Bank of Australia Cash Rate  (“RBACR”):  0.03%
Singapore Interbank Offered Rate (“SIBOR”): 0.28%
Singapore Swap Offered Rate (“SOR”): 0.32%
Sterling Overnight Index Average (“SONIA”): 0.05%
Stockholm Interbank Offered Rate (“STIBOR”): -0.06%
Swiss Average Rate Overnight (“SARON”): -0.72%
Tokyo Overnight Average Rate (“TONAR”):  -0.04%
Warsaw Interbank Offered Rate(“WIBOR”): 0.09%

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2021
March 31, 2021 (Unaudited)
The Consolidated Schedules of Investments of AQR Global Macro Fund, AQR Alternative Risk Premia Fund, AQR Managed Futures Strategy Fund,
AQR Managed Futures Strategy HV Fund, AQR Multi-Asset Fund, AQR Risk-Balanced Commodities Strategy Fund, AQR Risk Parity II MV Fund
and AQR Style Premia Alternative Fund (“Consolidated Funds”) include the accounts of AQR Global Macro Offshore Fund Ltd., AQR Alternative Risk
Premia Offshore Fund Ltd., AQR Managed Futures Strategy Offshore Fund Ltd., AQR Managed Futures Strategy HV Offshore Fund Ltd., AQR Multi-
Asset Offshore Fund Ltd., AQR Risk-Balanced Commodities Strategy Offshore Fund Ltd., AQR Risk Parity II MV Offshore Fund Ltd. and  AQR Style
Premia Alternative Offshore Fund Ltd. respectively, which are wholly-owned and controlled subsidiaries (the “Subsidiaries”). Subsequent references to the Funds collectively refer to the Consolidated Funds and their Subsidiaries.
Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:
Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.
Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.
Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.
An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.
Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.
Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.
The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.
AQR ALTERNATIVE RISK PREMIA FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 52,807,117 $ 42,258,947 $ – $ 95,066,064
Preferred Stocks
†
................................ 175,651 – – 175,651
Short-Term Investments ........................... 53,888,346 26,290,374 – 80,178,720
Futures Contracts* ............................... 2,015,425 – – 2,015,425
Forward Foreign Currency Exchange Contracts* ........ – 4,586,493 – 4,586,493
Interest Rate Swap Contracts* ...................... – 3,947,750 – 3,947,750
Total Return Swaps Contracts* ...................... – 654,827 – 654,827
Total Assets $ 108,886,539 $ 77,738,391 $ – $ 186,624,930
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (44,541,706) $ (35,880,065) $ –
(a)
$ (80,421,771)
Warrants (Sold Short) ............................ (2,682) – – (2,682)
Futures Contracts* ............................... (1,120,568) – – (1,120,568)
Forward Foreign Currency Exchange Contracts* ........ – (4,751,346) – (4,751,346)
Interest Rate Swap Contracts* ...................... – (3,315,225) – (3,315,225)
Total Return Swaps Contracts* ...................... – (127,937) – (127,937)
Total Liabilities $ (45,664,956) $ (44,074,573) $ –
(a)
$ (89,739,529)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2021
March 31, 2021 (Unaudited)
AQR DIVERSIFIED ARBITRAGE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks ................................ $ 349,462,055 $ 13,634,877 $ 1,721,435 $ 364,818,367
Convertible Preferred Stocks ....................... – 6,738,774 – 6,738,774
Corporate Bonds ................................ – 6,253,189 760,992 7,014,181
Convertible Bonds ............................... – 451,401,757 – 451,401,757
Closed End Funds ............................... 21,079,338 – – 21,079,338
Rights ........................................ 622,847 – 232,732 855,579
Securities in Litigation ............................ – – 336,455 336,455
Warrants ...................................... 43,085,980 711,780 258,411 44,056,171
Short-Term Investments ........................... 181,117,337 181,893,943 – 363,011,280
Futures Contracts* ............................... 555,446 – – 555,446
Forward Foreign Currency Exchange Contracts* ........ – 808,975 – 808,975
Total Return Basket Swaps Contracts* ................ – 30,909,659 – 30,909,659
Total Assets $ 595,923,003 $ 692,352,954 $ 3,310,025 $ 1,291,585,982
LIABILITIES
Common Stocks (Sold Short) ...................... $ (284,293,579) $ (5,712,989) $ –
(a)
$ (290,006,568)
Convertible Bonds (Sold Short) ..................... – (22,124,898) – (22,124,898)
U.S. Treasury Obligations (Sold Short) ............... – (1,750,020) – (1,750,020)
Futures Contracts* ............................... (545,133) – – (545,133)
Forward Foreign Currency Exchange Contracts* ........ – (284,287) – (284,287)
Credit Default Swap Contracts* ..................... – (1,903,252) – (1,903,252)
Total Return Basket Swaps Contracts* ................ – (1,028,795) – (1,028,795)
Total Liabilities $ (284,838,712) $ (32,804,241) $ –
(a)
$ (317,642,953)
AQR DIVERSIFYING STRATEGIES FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Investment Companies ........................... $ 23,150,922 $ – $ – $ 23,150,922
Short-Term Investments ........................... 442,410 – – 442,410
Total Assets $ 23,593,332 $ – $ – $ 23,593,332
AQR EQUITY MARKET NEUTRAL FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 579,899 $ 4,602,517 $ – $ 5,182,416
Short-Term Investments ........................... 29,682,161 25,207,683 – 54,889,844
Futures Contracts* ............................... 31,136 – – 31,136
Forward Foreign Currency Exchange Contracts* ........ – 31,271 – 31,271
Total Return Basket Swaps Contracts* ................ – 3,063,279 – 3,063,279
Total Assets $ 30,293,196 $ 32,904,750 $ – $ 63,197,946
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ – $ (5,060,782) $ – $ (5,060,782)
Rights (Sold Short)
†
.............................. – – (7) (7)
Forward Foreign Currency Exchange Contracts* ........ – (20,689) – (20,689)
Total Return Basket Swaps Contracts* ................ – (249,506) – (249,506)
Total Liabilities $ – $ (5,330,977) $ (7) $ (5,330,984)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2021
March 31, 2021 (Unaudited)
AQR GLOBAL MACRO FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 13,992,096 $ 11,351,663 $ – $ 25,343,759
Futures Contracts* ............................... 1,028,851 – – 1,028,851
Forward Foreign Currency Exchange Contracts* ........ – 1,787,891 – 1,787,891
Interest Rate Swap Contracts* ...................... – 2,170,080 – 2,170,080
Total Return Swaps Contracts* ...................... – 141,991 – 141,991
Total Assets $ 15,020,947 $ 15,451,625 $ – $ 30,472,572
LIABILITIES
Futures Contracts* ............................... $ (845,877) $ – $ – $ (845,877)
Forward Foreign Currency Exchange Contracts* ........ – (1,330,005) – (1,330,005)
Interest Rate Swap Contracts* ...................... – (1,948,574) – (1,948,574)
Total Return Swaps Contracts* ...................... – (86,206) – (86,206)
Total Liabilities $ (845,877) $ (3,364,785) $ – $ (4,210,662)
AQR LONG-SHORT EQUITY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 92,131,147 $ 160,033,262 $ – $ 252,164,409
Futures Contracts* ............................... 1,310,340 – – 1,310,340
Forward Foreign Currency Exchange Contracts* ........ – 139,177 – 139,177
Total Return Basket Swaps Contracts* ................ – 17,049,958 – 17,049,958
Total Return Swaps Contracts* ...................... – 609,741 – 609,741
Total Assets $ 93,441,487 $ 177,832,138 $ – $ 271,273,625
LIABILITIES
Futures Contracts* ............................... $ (60,333) $ – $ – $ (60,333)
Forward Foreign Currency Exchange Contracts* ........ – (1,424,714) – (1,424,714)
Total Return Basket Swaps Contracts* ................ – (1,034,631) – (1,034,631)
Total Return Swaps Contracts* ...................... – (327) – (327)
Total Liabilities $ (60,333) $ (2,459,672) $ – $ (2,520,005)
AQR MANAGED FUTURES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 228,186,018 $ 1,581,387,210 $ – $ 1,809,573,228
Futures Contracts* ............................... 31,000,552 – – 31,000,552
Forward Foreign Currency Exchange Contracts* ........ – 52,456,893 – 52,456,893
Total Return Swaps Contracts* ...................... – 5,135,475 – 5,135,475
Total Assets $ 259,186,570 $ 1,638,979,578 $ – $ 1,898,166,148
LIABILITIES
Futures Contracts* ............................... $ (32,942,560) $ – $ – $ (32,942,560)
Forward Foreign Currency Exchange Contracts* ........ – (52,166,893) – (52,166,893)
Total Return Swaps Contracts* ...................... – (3,395,972) – (3,395,972)
Total Liabilities $ (32,942,560) $ (55,562,865) $ – $ (88,505,425)
AQR MANAGED FUTURES STRATEGY HV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 20,137,902 $ 91,773,678 $ – $ 111,911,580
Futures Contracts* ............................... 2,989,130 – – 2,989,130
Forward Foreign Currency Exchange Contracts* ........ – 5,011,014 – 5,011,014
Total Return Swaps Contracts* ...................... – 416,188 – 416,188
Total Assets $ 23,127,032 $ 97,200,880 $ – $ 120,327,912
LIABILITIES
Futures Contracts* ............................... $ (3,224,481) $ – $ – $ (3,224,481)
Forward Foreign Currency Exchange Contracts* ........ – (4,951,379) – (4,951,379)
Total Return Swaps Contracts* ...................... – (277,481) – (277,481)
Total Liabilities $ (3,224,481) $ (5,228,860) $ – $ (8,453,341)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2021
March 31, 2021 (Unaudited)
AQR MULTI-ASSET FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 48,426,320 $ 24,265,349 $ – $ 72,691,669
Preferred Stocks
†
................................ 30,698 – – 30,698
Foreign Government Securities ..................... – 14,108,340 – 14,108,340
U.S. Treasury Obligations ......................... – 19,963,397 – 19,963,397
Short-Term Investments ........................... 28,948,681 32,538,222 – 61,486,903
Futures Contracts* ............................... 1,787,629 – – 1,787,629
Forward Foreign Currency Exchange Contracts* ........ – 2,774,621 – 2,774,621
Total Return Swaps Contracts* ...................... – 422,276 – 422,276
Total Assets $ 79,193,328 $ 94,072,205 $ – $ 173,265,533
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (9,452,102) $ (7,191,632) $ – $ (16,643,734)
Reverse Repurchase Agreements ................... – (16,127,268) – (16,127,268)
Futures Contracts* ............................... (4,068,724) – – (4,068,724)
Forward Foreign Currency Exchange Contracts* ........ – (1,913,390) – (1,913,390)
Total Return Swaps Contracts* ...................... – (159,947) – (159,947)
Total Liabilities $ (13,520,826) $ (25,392,237) $ – $ (38,913,063)
AQR RISK-BALANCED COMMODITIES STRATEGY FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Short-Term Investments ........................... $ 53,997,021 $ 47,291,824 $ – $ 101,288,845
Futures Contracts* ............................... 12,014,209 – – 12,014,209
Total Return Swaps Contracts* ...................... – 1,057,624 – 1,057,624
Total Assets $ 66,011,230 $ 48,349,448 $ – $ 114,360,678
LIABILITIES
Futures Contracts* ............................... $ (9,306,781) $ – $ – $ (9,306,781)
Total Return Swaps Contracts* ...................... – (635,300) – (635,300)
Total Liabilities $ (9,306,781) $ (635,300) $ – $ (9,942,081)
AQR RISK PARITY II MV FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Foreign Government Securities ..................... $ – $ 12,318,286 $ – $ 12,318,286
U.S. Treasury Obligations ......................... – 20,173,152 – 20,173,152
Short-Term Investments ........................... 27,063,094 24,196,132 – 51,259,226
Futures Contracts* ............................... 1,113,266 – – 1,113,266
Forward Foreign Currency Exchange Contracts* ........ – 423,114 – 423,114
Total Return Swaps Contracts* ...................... – 531,082 – 531,082
Total Assets $ 28,176,360 $ 57,641,766 $ – $ 85,818,126
LIABILITIES
Futures Contracts* ............................... $ (2,619,184) $ – $ – $ (2,619,184)
Forward Foreign Currency Exchange Contracts* ........ – (14,020) – (14,020)
Total Return Swaps Contracts* ...................... – (218,113) – (218,113)
Total Liabilities $ (2,619,184) $ (232,133) $ – $ (2,851,317)

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2021
March 31, 2021 (Unaudited)
Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.
The following tables include a rollforward of the balances of investments classified within Level 3 of the fair value hierarchy for the period for each Fund that held Level 3 securities that were considered quantitatively significant:
AQR STYLE PREMIA ALTERNATIVE FUND LEVEL 1 LEVEL 2 LEVEL 3 TOTALS
ASSETS
Common Stocks
†
................................ $ 4,822,183 $ 28,646,408 $ – $ 33,468,591
Short-Term Investments ........................... 280,803,844 348,285,282 – 629,089,126
Futures Contracts* ............................... 19,732,157 – – 19,732,157
Forward Foreign Currency Exchange Contracts* ........ – 17,554,356 – 17,554,356
Interest Rate Swap Contracts* ...................... – 26,717,027 – 26,717,027
Total Return Basket Swaps Contracts* ................ – 46,707,904 – 46,707,904
Total Return Swaps Contracts* ...................... – 9,337,255 – 9,337,255
Total Assets $ 305,358,184 $ 477,248,232 $ – $ 782,606,416
LIABILITIES
Common Stocks (Sold Short)
†
...................... $ (3,923,436) $ (35,196,877) $ (3) $ (39,120,316)
Rights (Sold Short)
†
.............................. – – (255) (255)
Futures Contracts* ............................... (16,746,939) – – (16,746,939)
Forward Foreign Currency Exchange Contracts* ........ – (21,140,874) – (21,140,874)
Interest Rate Swap Contracts* ...................... – (19,163,385) – (19,163,385)
Total Return Basket Swaps Contracts* ................ – (2,463,367) – (2,463,367)
Total Return Swaps Contracts* ...................... – (1,483,429) – (1,483,429)
Total Liabilities $ (20,670,375) $ (79,447,932) $ (258) $ (100,118,565)
*
Derivative instruments, including futures, total return swap, total return basket swap and forward foreign currency exchange contracts are reported at the cumulative unrealized appreciation/ (depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps and interest rate swaps are reported at market value.
† Please refer to the Schedule of Investments to view securities segregated by country.
(a) Security has zero value.
AQR DIVERSIFIED
ARBITRAGE FUND
COMMON
STOCKS
CORPORATE
BONDS
CONVERTIBLE
BONDS
PREFERRED
STOCKS RIGHTS WARRANTS
SECURITIES
IN
LITIGATION
SHORT
COMMON
STOCKS
Balance as of December
31, 2020 .......... $ 1,672,027 $ 738,825 $ –(a) $ 543,155 $ 232,292 $ 18,091 $ 316,441 $ –(a)
Accrued discounts/
(premiums) ........ – – – – – – – –
Realized gain/(loss) ... – – –(a) 794,350 – – – –
Change in unrealized
appreciation/
(depreciation) ...... 49,408 18,714 –(a) (543,155) 440 22,453 62 –
Purchases
1
.......... – 3,453 – – – – 19,952 –
Sales
2
.............. – – – (794,350) – – – –
Transfers into Level 3 .. – – – – – 217,867 – –
Transfers out of Level 3 . – – – – – – – –
Balance as of March 31,
2021 ............. $ 1,721,435 $ 760,992 $ – $ – $ 232,732 $ 258,411 $ 336,455 $ –(a)
Change in Unrealized
appreciation/
(depreciation) for the
securities still held at
March 31, 2021 .... $ 49,408 $ 14,657 $ – $ – $ 440 $ 22,453 $ 1,060 $ –
1
Purchases include all purchases of securities and securities received in corporate actions.
2
Sales include all sales of securities, maturities, pay downs and securities tendered in a corporate action.
(a)
Security has zero value.

Notes to Schedule of Investments
AQR Funds | N-PORT Part F | March 2021
March 31, 2021 (Unaudited)
The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.
The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position.
There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for AQR Alternative Risk Premia Fund, AQR Equity Market Neutral Fund and AQR Style Premia
Alternative Fund.
For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual report.